     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 2011

                                                             FILE NO. 333-109530

                                                                     811-3072-03

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                / /
POST-EFFECTIVE AMENDMENT NO. 18                                            /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 148                                                          /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL I

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                                 LISA M. PROCH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

     INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO RULE 24F-2 OF THE INVESTMENT COMPANY
                            ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 2, 2011 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                        NOTICE TO EXISTING POLICY OWNERS

This product prospectus will be distributed to prospective purchasers in connection with sales occurring on or after May 2, 2011. However, it will also be distributed to owners who purchase their policy before May 2, 2011.

Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 2, 2011. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                     PART A

STAG PROTECTOR II VARIABLE UNIVERSAL LIFE


FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY ISSUED BY:


HARTFORD LIFE INSURANCE COMPANY -- HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I


P.O. BOX 2999


HARTFORD, CT 06104-2999

TELEPHONE: (800) 231-5453


PROSPECTUS DATED : MAY 2, 2011


                                                             [THE HARTFORD LOGO]

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--------------------------------------------------------------------------------


This Prospectus describes information about Stag Protector II Variable Universal Life insurance policy (policy). Policy owners should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy. Some policy features may not be available in some states.



Stag Protector II Variable Universal Life is a contract between you and Hartford Life Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable universal life insurance policy. It is:


X Flexible premium, generally, you may decide when to make premium payments and in what amounts.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the Sub-Accounts you select and the Fixed Account.


You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: AllianceBernstein Variable Products Series Fund, Inc., American Funds Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Invesco Variable Insurance Funds, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, and The Universal Institutional Funds, Inc. The Funds are described in greater detail in "The Funds" section of this prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

New policies are no longer offered. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance policy with this policy may not be to your advantage.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov). Prospectuses for the Underlying Funds can be obtained from your financial professional or by logging on to www.hartfordinvestor.com. The prospectuses contain detailed information, including risks, charges and fees, so please read it carefully before you invest or send money.

This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

2

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TABLE OF CONTENTS


                                                                          PAGE
--------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                  3
FEE TABLES                                                                     5
ABOUT US                                                                      12
  The Company                                                                 12
  The Separate Account                                                        12
  The Funds                                                                   12
  The Fixed Account                                                           18
CHARGES AND DEDUCTIONS                                                        19
YOUR POLICY                                                                   20
PREMIUMS                                                                      32
DEATH BENEFITS AND POLICY VALUES                                              34
MAKING WITHDRAWALS FROM YOUR POLICY                                           35
LOANS                                                                         36
LAPSE AND REINSTATEMENT                                                       37
FEDERAL TAX CONSIDERATIONS                                                    38
LEGAL PROCEEDINGS                                                             44
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        44
FINANCIAL INFORMATION                                                         44
GLOSSARY OF SPECIAL TERMS                                                     45
WHERE YOU CAN FIND MORE INFORMATION                                           47

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SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.


BENEFITS OF YOUR POLICY


POLICY SUMMARY -- We will pay the Death Benefit to the named Beneficiaries upon the death of the Insured. You, as the Policy Owner, pay the Premiums for the Policy and name the Beneficiary. The Insured is the person whose life is insured under the Policy. You allocate Premiums to the Underlying Funds and can accumulate Account Value on a tax-deferred basis. We deduct policy fees and charges from the Premiums and the Account Value. You may access the Account Value through loans and withdrawals.

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You have four death benefit options available. Options A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy. You may change from Option B to Option D. However, your death benefit will never be less than the Minimum Death Benefit. See Death Benefits and Policy Values.

-   OPTION A (LEVEL OPTION): The death benefit is the current Face Amount.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION): The death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the insured's death.

- OPTION C (RETURN OF PREMIUM OPTION): The death benefit is the current Face Amount, plus the sum of the premiums paid. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million.

- OPTION D (DECREASING OPTION): The death benefit is the current Face Amount, plus the lesser of:

       - the Account Value on the date we receive due proof of the insured's death; or

       - the Account Value on the date of the change from death benefit Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 20 different investment choices within your policy, from a choice of all available investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy and Contract Rights -- Right to Examine a Policy."

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of Your Policy," below). Surrenders may also be subject to a Surrender Charge.

LOANS -- You may use this policy as collateral to obtain a loan from Us.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.

RIDERS -- You may add additional benefits to your Policy by selecting from a variety of Riders. Additional charges may apply for some Riders and may be subject to underwriting approval.

RISKS OF YOUR POLICY

This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

4

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WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, and may be subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Using your policy as collateral to obtain a loan from Us may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds. The No-Lapse Guarantee will not protect the policy from lapsing if there is policy Indebtedness. Therefore, you should carefully consider the impact of taking policy loans during the No-Lapse Guarantee Period.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. See "Federal Tax Considerations."

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes my impact the expected benefits of purchasing this policy.

CREDIT RISK -- Any Death Benefit guarantee provided by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

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FEE TABLES -- HARTFORD LIFE INSURANCE COMPANY

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Front-end Sales Load  When you pay premium.                     Maximum Charge: 6.75% of each premium payment.
(1)
Tax Charge on         When you pay premium.                     A percent of premium which varies by your state and municipality of
Premium Payments                                                residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (2)  If you surrender your policy:             Minimum Charge
                      - During the first 9 policy years;        $2.09 per $1,000 of the initial Face Amount for a 10-year-old female
                      - Within 9 policy years of an             non- smoker.
                      unscheduled increase in your Face         Maximum Charge
                      Amount; or                                $46.66 per $1,000 of the initial Face Amount for an 85-year-old male
                      - Within 9 policy years of an increase    smoker.
                      in your Face Amount under the Cost of     Charge for a representative insured
                      Living Adjustment Rider, if elected.      $14.52 per $1,000 of the initial Face Amount for a 44-year-old male standard non-nicotine.
Transfer Fees         When you make a transfer after the first  Maximum Charge: $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $10 per withdrawal.

*   Not currently being assessed.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (2)                                                     $0.0117 per $1,000 of the net amount at risk for an 10-year-old female preferred plus non-smoker in the first policy year.
                                                                Maximum Charge
                                                                $4.4331 per $1,000 of the net amount at risk for an 85-year-old male smoker in the first policy year.
                                                                Charge for a representative insured
                                                                $0.085 per $1,000 of the net amount at risk for a 44-year-old male standard non-nicotine in the first policy year.
Mortality and         Monthly.                                  0.90% of Account Value per policy year, charged monthly at a rate of
Expense Risk Charge                                             0.075%.
(3)
Monthly per $1,000    Monthly.                                  Minimum Charge
Charge (2)                                                      $0.5256 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.0438 per month) during the first policy year for a 15-year-old female preferred non-nicotine.
                                                                Maximum Charge
                                                                $10.7904 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.8992 per month) during the first policy year for an 85-year-old male smoker
                                                                Charge for a representative insured
                                                                $3.61 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.3006 per month) during the first policy year for a
                                                                44-year-old standard non-nicotine user
Administrative        Monthly.                                  Maximum Charge: $10
Charge
Loan Interest Rate    Monthly if you have taken a loan on your  Maximum Charge: 5.0% annually
(4)                   policy.

(1)  The current Front-end Sales Load is 4.75% of each premium payment.

(2) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(3) The current mortality and expense risk charge is 0.75% per year during policy years 1-10, and 0.25% per year during policy years 11-20, and 0% per year thereafter.

(4) During policy years 1-10 the Loan Interest Rate is 5.0% for all Indebtedness. During policy years 11 and later the maximum Loan Interest Rate is 3.25% for Preferred Indebtedness and 4.25% for Non-Preferred Indebtedness. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.0%.

6

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CHARGES OTHER THAN FUND OPERATING EXPENSES -- CONTINUED

   RIDER CHARGES              WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Waiver of Specified   Monthly.                                  Minimum Charge
Amount Disability                                               $0.04 per $1 of Benefit Amount for a 20-year-old male in the first
Benefit Rider (1)                                               policy year.
                                                                Maximum Charge
                                                                $0.199 per $1 of Benefit Amount for a 59-year-old female in the first policy year.
                                                                Charge for a representative insured
                                                                $0.046 per $1 of Benefit Amount for a 44-year-old male in the first policy year.
Waiver of Specified   Monthly.                                  Minimum Charge
Amount Disability                                               $0.04 per $1 of specified amount for a 20-year-old male in policy
Benefit Rider                                                   year 1.
(available for                                                  Maximum Charge
policies issued                                                 $0.107 per $1 of specified amount for a 59-year-old female in policy
after March 12,                                                 year 1.
2007)                                                           Charge for a representative insured
                                                                $0.043 per $1 of specified amount for a 44-year-old male in policy year 1.
Term Insurance Rider  Monthly.                                  Minimum Charge
(1)                                                             $0.0117 per $1,000 of the net amount at risk for a 25-year-old female preferred plus non-smoker in the first policy year.
                                                                Maximum Charge
                                                                $4.4331 per $1,000 of the net amount at risk for an 85-year-old male smoker in the first policy year.
                                                                Charge for a representative insured
                                                                $0.085 per $1,000 of the net amount at risk for a 44-year-old male standard non-nicotine in the first policy year.
Accidental Death      Monthly.                                  Minimum Charge
Benefit Rider (1)                                               $0.083 per $1,000 of the Benefit Amount for a 10-year-old in the first policy year.
                                                                Maximum Charge
                                                                $0.18 per $1,000 of the Benefit Amount for a 60-year-old in the first policy year.
                                                                Charge for a representative insured
                                                                $0.108 per $1,000 of the Benefit Amount for a 44-year-old standard non-nicotine in the first policy year.
Deduction Amount      Monthly.                                  Minimum Charge
Waiver Rider (1)                                                6.9% of the monthly deduction amount for a 20-year-old male preferred non-smoker in the first policy year.
                                                                Maximum Charge
                                                                34.5% of the monthly deduction amount for a 56-year-old female in the first policy year.
                                                                Charge for a representative insured
                                                                9.2% of the monthly deduction amount for a 44-year-old male standard non-nicotine in the first policy year
Enhanced No Lapse     Monthly.                                  Minimum Charge
Guarantee Rider (1)                                             $0.01 per $1,000 of Face Amount for a 1-year-old.
                                                                Maximum Charge
                                                                $0.10 per $1,000 of Face Amount for an 80-year-old.
                                                                Charge for a representative insured
                                                                $0.01 per $1,000 of Face Amount for a 44-year-old male non-nicotine.
Lifetime No Lapse     Monthly.                                  Minimum Charge
Guarantee Rider (1)                                             $0.01 per $1,000 of Face Amount for a 1-year-old.
                                                                Maximum Charge
                                                                $0.06 per $1,000 of Face Amount for an 80-year-old.
                                                                Charge for a representative insured
                                                                $0.01 per $1,000 of Face Amount for a 44-year-old male non-nicotine.
Child Insurance       Monthly                                   Maximum Charge: The fee is $0.50 per $1,000 of coverage for all
Rider                                                           children.
Policy Continuation   If you elect this rider, the charge is    Maximum Charge: 7% of Account Value
Rider                 deducted when you exercise the rider
                      benefit.

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
   RIDER CHARGES              WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Accelerated Death     When you exercise the benefit.            Maximum Charge $300
Benefit Rider for
Terminal Illness (2)
LifeAccess            Monthly.                                  Minimum Charge
Accelerated Benefit                                             $.003408 per $1,000 of the benefit net amount at risk for a
Rider (available for                                            35-year-old male preferred plus non-nicotine in the first policy
policies issued                                                 year.
after March 12,                                                 Maximum Charge
2007)                                                           $.548525 per $1,000 of the benefit net amount at risk for an
                                                                80-year-old female standard nicotine in the first policy year.
                                                                Charge for a representative insured
                                                                $.017078 per $1,000 of the benefit net amount at risk for a
                                                                44-year-old male standard non-nicotine in the first policy year.

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration. See the Term Insurance Rider description in the "Other Benefits" section for information you should consider when evaluating the use of the Term Insurance Rider.

(2)  There is a one time charge for this rider when benefit is exercised.

8

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                         ANNUAL FUND OPERATING EXPENSES


Each Subaccount purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2010.



                                                                 MINIMUM              MAXIMUM
---------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                0.34%                1.41%
[expenses that are deducted from underlying Fund assets,
including management fees, distribution,
and/or service (12b-1) fees and other expenses.]


                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2010. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund. Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.



                                                              DISTRIBUTION                             ACQUIRED
                                                                 AND/OR                                  FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
SUB-ACCOUNT:                                  FEES                FEES              EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation
  Fund -- Series I                             0.950%                N/A               0.390%             0.040%
 Invesco V.I. Capital Appreciation
  Fund -- Series I                             0.620%                N/A               0.290%               N/A
 Invesco V.I. Capital Development Fund
  -- Series I                                  0.750%                N/A               0.340%               N/A
 Invesco V.I. Core Equity Fund --
  Series I                                     0.610%                N/A               0.280%               N/A
 Invesco V.I. International Growth
  Fund -- Series I                             0.710%                N/A               0.330%               N/A
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                  0.730%                N/A               0.300%               N/A
 Invesco V.I. Small Cap Equity Fund --
  Series I                                     0.750%                N/A               0.320%               N/A
 Invesco Van Kampen V.I. Comstock Fund
  -- Series II                                 0.560%              0.250%              0.290%               N/A
 Invesco Van Kampen V.I. U.S. Mid Cap
  Value Fund -- Series II                      0.720%              0.250%              0.320%               N/A
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International
  Growth Portfolio -- Class B                  0.750%              0.250%              0.180%               N/A
 AllianceBernstein VPS International
  Value Portfolio - - Class B                  0.750%              0.250%              0.100%               N/A
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                    0.750%              0.250%              0.090%               N/A
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                   0.300%              0.250%              0.020%               N/A
 American Funds Blue Chip Income and
  Growth Fund --Class 2                        0.420%              0.250%              0.020%               N/A
 American Funds Bond Fund --Class 2            0.370%              0.250%              0.010%               N/A
 American Funds Global Growth Fund --
  Class 2                                      0.530%              0.250%              0.030%               N/A
 American Funds Global Small
  Capitalization Fund -- Class 2               0.710%              0.250%              0.040%               N/A
 American Funds Growth Fund -- Class 2         0.320%              0.250%              0.020%               N/A
 American Funds Growth-Income Fund --
  Class 2                                      0.270%              0.250%              0.020%               N/A
 American Funds International Fund --
  Class 2                                      0.490%              0.250%              0.040%               N/A

                                              TOTAL            CONTRACTUAL          TOTAL ANNUAL
                                             ANNUAL            FEE WAIVER          FUND OPERATING
                                            OPERATING        AND/OR EXPENSE        EXPENSES AFTER
SUB-ACCOUNT:                                EXPENSES          REIMBURSEMENT          FEE WAIVER
--------------------------------------  -------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation
  Fund -- Series I                             1.380%              0.640%              0.740%      (1)(9)
 Invesco V.I. Capital Appreciation
  Fund -- Series I                             0.910%                N/A               0.910%      (2)
 Invesco V.I. Capital Development Fund
  -- Series I                                  1.090%                N/A               1.090%      (3)(4)
 Invesco V.I. Core Equity Fund --
  Series I                                     0.890%                N/A               0.890%
 Invesco V.I. International Growth
  Fund -- Series I                             1.040%                N/A               1.040%      (4)
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                  1.030%                N/A               1.030%      (2)
 Invesco V.I. Small Cap Equity Fund --
  Series I                                     1.070%                N/A               1.070%      (5)
 Invesco Van Kampen V.I. Comstock Fund
  -- Series II                                 1.100%              0.230%              0.870%      (6)(7)
 Invesco Van Kampen V.I. U.S. Mid Cap
  Value Fund -- Series II                      1.290%                N/A               1.290%      (7)(8)(9)
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International
  Growth Portfolio -- Class B                  1.180%                N/A               1.180%
 AllianceBernstein VPS International
  Value Portfolio - - Class B                  1.100%                N/A               1.100%
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                    1.090%                N/A               1.090%
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                   0.570%                N/A               0.570%
 American Funds Blue Chip Income and
  Growth Fund --Class 2                        0.690%                N/A               0.690%
 American Funds Bond Fund --Class 2            0.630%                N/A               0.630%
 American Funds Global Growth Fund --
  Class 2                                      0.810%                N/A               0.810%
 American Funds Global Small
  Capitalization Fund -- Class 2               1.000%                N/A               1.000%
 American Funds Growth Fund -- Class 2         0.590%                N/A               0.590%
 American Funds Growth-Income Fund --
  Class 2                                      0.540%                N/A               0.540%
 American Funds International Fund --
  Class 2                                      0.780%                N/A               0.780%

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
                                                              DISTRIBUTION                             ACQUIRED
                                                                 AND/OR                                  FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
SUB-ACCOUNT:                                  FEES                FEES              EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
 American Funds New World Fund --
  Class 2                                     0.740%              0.250%              0.060%                N/A
FIDELITY VARIABLE INSURANCE PRODUCTS
 FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2                0.560%              0.250%              0.090%                N/A
 Fidelity(R) VIP Equity-Income
  Portfolio -- Initial Class                  0.460%                 N/A              0.100%                N/A
 Fidelity(R) VIP Equity-Income
  Portfolio -- Service Class 2                0.460%              0.250%              0.100%                N/A
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2                   N/A              0.250%                 N/A             0.570%
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2                   N/A              0.250%                 N/A             0.620%
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2                   N/A              0.250%                 N/A             0.660%
 Fidelity(R) VIP Mid Cap Portfolio --
  Service Class 2                             0.560%              0.250%              0.100%                N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --
  Class 2                                     0.450%              0.250%              0.020%                N/A
 Franklin Small Cap Value Securities
  Fund -- Class 2                             0.510%              0.250%              0.170%             0.010%
 Franklin Strategic Income Securities
  Fund -- Class 1                             0.340%                 N/A              0.250%                N/A
 Mutual Global Discovery Securities
  Fund -- Class 2                             0.800%              0.250%              0.200%                N/A
 Mutual Shares Securities Fund --
  Class 2                                     0.600%              0.250%              0.140%                N/A
 Templeton Foreign Securities Fund --
  Class 2                                     0.650%              0.250%              0.140%             0.010%
 Templeton Global Bond Securities Fund
  -- Class 2                                  0.460%              0.250%              0.090%                N/A
 Templeton Growth Securities Fund --
  Class 2                                     0.740%              0.250%              0.030%                N/A
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                            0.610%                 N/A              0.050%                N/A
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                        0.450%                 N/A              0.030%                N/A
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA        0.610%                 N/A              0.040%                N/A
 Hartford Capital Appreciation HLS
  Fund -- Class IA                            0.630%                 N/A              0.040%                N/A
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                 0.700%                 N/A              0.050%                N/A
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                 0.640%                 N/A              0.040%                N/A
 Hartford Global Growth HLS Fund --
  Class IA                                    0.740%                 N/A              0.070%                N/A
 Hartford Global Research HLS Fund --
  Class IA                                    0.900%                 N/A              0.110%                N/A
 Hartford High Yield HLS Fund -- Class
  IA                                          0.690%                 N/A              0.060%                N/A
 Hartford Index HLS Fund --Class IA           0.300%                 N/A              0.040%                N/A
 Hartford International Opportunities
  HLS Fund --Class IA                         0.670%                 N/A              0.070%                N/A
 Hartford MidCap Value HLS Fund --
  Class IA                                    0.800%                 N/A              0.050%                N/A
 Hartford Money Market HLS Fund --
  Class IA                                    0.400%                 N/A              0.030%                N/A
 Hartford Small Company HLS Fund --
  Class IA                                    0.690%                 N/A              0.040%                N/A
 Hartford Stock HLS Fund --Class IA           0.470%                 N/A              0.030%                N/A
 Hartford Total Return Bond HLS Fund
  -- Class IA                                 0.460%                 N/A              0.040%                N/A
 Hartford Value HLS Fund --Class IA           0.730%                 N/A              0.050%                N/A
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                 0.500%                 N/A              0.440%                N/A

                                              TOTAL            CONTRACTUAL          TOTAL ANNUAL
                                             ANNUAL            FEE WAIVER          FUND OPERATING
                                            OPERATING        AND/OR EXPENSE        EXPENSES AFTER
SUB-ACCOUNT:                                EXPENSES          REIMBURSEMENT          FEE WAIVER
--------------------------------------  -------------------------------------------------------------
 American Funds New World Fund --
  Class 2                                     1.050%                 N/A              1.050%
FIDELITY VARIABLE INSURANCE PRODUCTS
 FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2                0.900%                 N/A              0.900%  (10)
 Fidelity(R) VIP Equity-Income
  Portfolio -- Initial Class                  0.560%                 N/A              0.560%  (11)
 Fidelity(R) VIP Equity-Income
  Portfolio -- Service Class 2                0.810%                 N/A              0.810%  (11)
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2                   N/A                 N/A              0.820%  (12)(13)
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2                   N/A                 N/A              0.870%  (12)(13)
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2                   N/A                 N/A              0.910%  (12)(13)
 Fidelity(R) VIP Mid Cap Portfolio --
  Service Class 2                             0.910%                 N/A              0.910%  (14)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --
  Class 2                                     0.720%                 N/A              0.720%  (16)
 Franklin Small Cap Value Securities
  Fund -- Class 2                             0.940%              0.010%              0.930%  (15)
 Franklin Strategic Income Securities
  Fund -- Class 1                             0.590%                 N/A              0.590%
 Mutual Global Discovery Securities
  Fund -- Class 2                             1.250%                 N/A              1.250%
 Mutual Shares Securities Fund --
  Class 2                                     0.990%                 N/A              0.990%
 Templeton Foreign Securities Fund --
  Class 2                                     1.050%              0.010%              1.040%  (15)
 Templeton Global Bond Securities Fund
  -- Class 2                                  0.800%                 N/A              0.800%  (16)
 Templeton Growth Securities Fund --
  Class 2                                     1.020%                 N/A              1.020%  (16)
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                            0.660%                 N/A              0.660%
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                        0.480%                 N/A              0.480%
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA        0.650%                 N/A              0.650%
 Hartford Capital Appreciation HLS
  Fund -- Class IA                            0.670%                 N/A              0.670%
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                 0.750%                 N/A              0.750%
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                 0.680%                 N/A              0.680%
 Hartford Global Growth HLS Fund --
  Class IA                                    0.810%                 N/A              0.810%
 Hartford Global Research HLS Fund --
  Class IA                                    1.010%                 N/A              1.010%
 Hartford High Yield HLS Fund -- Class
  IA                                          0.750%                 N/A              0.750%
 Hartford Index HLS Fund --Class IA           0.340%                 N/A              0.340%
 Hartford International Opportunities
  HLS Fund --Class IA                         0.740%                 N/A              0.740%
 Hartford MidCap Value HLS Fund --
  Class IA                                    0.850%                 N/A              0.850%
 Hartford Money Market HLS Fund --
  Class IA                                    0.430%                 N/A              0.430%
 Hartford Small Company HLS Fund --
  Class IA                                    0.730%                 N/A              0.730%
 Hartford Stock HLS Fund --Class IA           0.500%                 N/A              0.500%
 Hartford Total Return Bond HLS Fund
  -- Class IA                                 0.500%                 N/A              0.500%
 Hartford Value HLS Fund --Class IA           0.780%                 N/A              0.780%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                 0.940%              0.040%              0.900%  (17)

10

-------------------------------------------------------------------------------


                                                             DISTRIBUTION                            ACQUIRED
                                                                AND/OR                                 FUND
                                           MANAGEMENT       SERVICE (12B-1)         OTHER            FEES AND
SUB-ACCOUNT:                                  FEES               FEES             EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
 Lord Abbett Capital Structure
  Portfolio -- Class VC                        0.750%               N/A              0.490%               N/A
 Lord Abbett Growth and Income
  Portfolio -- Class VC                        0.500%               N/A              0.420%               N/A
MFS (R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --
  Initial Class                                0.750%               N/A              0.080%               N/A
 MFS(R) New Discovery Series --
  Initial Class                                0.900%               N/A              0.110%               N/A
 MFS(R) Research Bond Series --
  Initial Class                                0.500%               N/A              0.090%               N/A
 MFS(R) Total Return Series --Initial
  Class                                        0.750%               N/A              0.060%               N/A
 MFS(R) Value Series -- Initial Class          0.740%               N/A              0.080%               N/A
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund(R)/VA --Service Shares                  0.660%             0.250%             0.130%               N/A
 Oppenheimer Global Securities
  Fund(R)/VA -- Service Shares                 0.630%             0.250%             0.130%               N/A
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares                               0.650%             0.250%             0.130%               N/A
 Oppenheimer Main Street Small-&
  Mid-Cap Fund(R)/VA --Service Shares          0.700%             0.250%             0.150%               N/A
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund
  -- Class IB                                  0.630%             0.250%             0.300%               N/A
 Putnam VT Diversified Income Fund --
  Class IB                                     0.550%             0.250%             0.190%               N/A
 Putnam VT Equity Income Fund -- Class
  IB                                           0.480%             0.250%             0.170%             0.050%
 Putnam VT Global Equity Fund -- Class
  IB                                           0.700%             0.250%             0.210%               N/A
 Putnam VT Growth and Income Fund --
  Class IB                                     0.480%             0.250%             0.150%               N/A
 Putnam VT High Yield Fund --Class IB          0.570%             0.250%             0.180%               N/A
 Putnam VT Income Fund --Class IB              0.400%             0.250%             0.190%               N/A
 Putnam VT International Equity Fund
  -- Class IB                                  0.700%             0.250%             0.190%               N/A
 Putnam VT Multi-Cap Growth Fund --
  Class IB                                     0.560%             0.250%             0.190%               N/A
 Putnam VT Small Cap Value Fund --
  Class IB                                     0.630%             0.250%             0.190%             0.090%
 Putnam VT Voyager Fund --Class IB             0.560%             0.250%             0.160%             0.020%
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC.
 UIF Mid Cap Growth Portfolio - -
  Class II                                     0.750%             0.350%             0.310%               N/A

                                              TOTAL            CONTRACTUAL          TOTAL ANNUAL
                                             ANNUAL            FEE WAIVER          FUND OPERATING
                                            OPERATING        AND/OR EXPENSE        EXPENSES AFTER
SUB-ACCOUNT:                                EXPENSES          REIMBURSEMENT          FEE WAIVER
--------------------------------------  -------------------------------------------------------------
 Lord Abbett Capital Structure
  Portfolio -- Class VC                        1.240%              0.090%              1.150%     (17)
 Lord Abbett Growth and Income
  Portfolio -- Class VC                        0.920%                N/A               0.920%
MFS (R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --
  Initial Class                                0.830%                N/A               0.830%
 MFS(R) New Discovery Series --
  Initial Class                                1.010%                N/A               1.010%
 MFS(R) Research Bond Series --
  Initial Class                                0.590%                N/A               0.590%
 MFS(R) Total Return Series --Initial
  Class                                        0.810%              0.040%              0.770%     (18)
 MFS(R) Value Series -- Initial Class          0.820%                N/A               0.820%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund(R)/VA --Service Shares                  1.040%                N/A               1.040%
 Oppenheimer Global Securities
  Fund(R)/VA -- Service Shares                 1.010%                N/A               1.010%
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares                               1.030%                N/A               1.030%
 Oppenheimer Main Street Small-&
  Mid-Cap Fund(R)/VA --Service Shares          1.100%                N/A               1.100%     (19)
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund
  -- Class IB                                  1.180%                N/A               1.180%
 Putnam VT Diversified Income Fund --
  Class IB                                     0.990%                N/A               0.990%
 Putnam VT Equity Income Fund -- Class
  IB                                           0.950%                N/A               0.950%
 Putnam VT Global Equity Fund -- Class
  IB                                           1.160%                N/A               1.160%
 Putnam VT Growth and Income Fund --
  Class IB                                     0.880%                N/A               0.880%
 Putnam VT High Yield Fund --Class IB          1.000%                N/A               1.000%
 Putnam VT Income Fund --Class IB              0.840%                N/A               0.840%
 Putnam VT International Equity Fund
  -- Class IB                                  1.140%                N/A               1.140%
 Putnam VT Multi-Cap Growth Fund --
  Class IB                                     1.000%                N/A               1.000%
 Putnam VT Small Cap Value Fund --
  Class IB                                     1.160%                N/A               1.160%
 Putnam VT Voyager Fund --Class IB             0.990%                N/A               0.990%
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC.
 UIF Mid Cap Growth Portfolio - -
  Class II                                     1.410%                N/A               1.410%     (20)



NOTES



(1) Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.70% of average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds (as disclosed above as Acquired Fund Fees and Expenses); and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agreed to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.



(2) The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.



(3) The Adviser has contractually agreed, through at least April 30, 2012, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).

-------------------------------------------------------------------------------


(4) The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions discussed above in Note 2) of Series I shares to 1.30% of average daily net assets for Invesco V.I. Capital Development Fund, to 0.67% of average daily net assets for Invesco V.I. Dividend Growth Fund, to 0.60% of average daily net assets for Invesco V.I. Government Securities Fund, to 0.80% of average daily net assets for Invesco V.I. High Yield Fund, to 1.11% of average daily net assets for Invesco V.I. International Growth Fund, to 0.37% of average daily net assets for Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, to 0.84% of average daily net assets for Invesco Van Kampen V.I. Capital Growth Fund, to 0.70% of average daily net assets for Invesco Van Kampen Equity and Income Fund, to 1.18% of average daily net assets for Invesco Van Kampen V.I. Mid Cap Value Fund.



(5) The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions discussed above in Note 2) of Series I shares to 1.01% of average daily net assets for Invesco V.I. Leisure Fund, to 1.15% of average daily net assets for Invesco V.I. Small Cap Equity Fund, to 1.18% of average daily net assets for Invesco Van Kampen V.I. Growth and Income Fund.



(6) "Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one of more affiliated investment companies into the Fund.



(7) The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions discussed above in Note 2) of Series II shares to 1.45% of average daily net assets for Invesco V.I. Capital Development Fund, to 0.92% of average daily net assets for Invesco V.I. Dividend Growth Fund, to 0.85% of average daily net assets for Invesco V.I. Government Securities Fund, to 1.36% of average daily net assets for Invesco V.I. International Growth Fund, to 0.62% of average daily net assets for Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, to 1.09% of average daily net assets for Invesco Van Kampen V.I. Capital Growth Fund, to 0.75% of average daily net assets for Invesco Van Kampen Equity and Income Fund , to 0.87% of average daily net assets for Invesco Van Kampen V.I. Comstock and Invesco Van Kampen V.I. Growth and Income, to 1.23% of average daily net assets for Invesco Van Kampen V.I. Mid Cap Growth Fund, to 1.28% of average daily net assets for Invesco Van Kampen V.I. Mid Cap Value.



(8) The Distributor has contractually agreed, through at least June 30, 2012, to waive 0.15% of Rule 12b-1 distribution plan payments. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.



(9) "Other Expenses", "Acquired Fund Fees and Expenses" and "Total Annual Operating Expenses" are based on estimated amounts for the current fiscal year.



(10) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.70%. These offsets may be discontinued at any time.



(11) Fidelity Management & Research or its affiliates agreed to waive certain fees during the period.



(12) Fidelity Management & Research Company has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, fund and acquired fees and expenses, if any) as a percentage of their respective average net assets, exceed 0.00%, 0.10% and 0.25% for Initial Class, Service Class, and Service Class 2, respectively.



(13) Differs from the ratios of expenses to average net assets in the Fund's prospectus Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.



(14) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.58%. These offsets may be discontinued at any time.



(15) The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund. This reduction will continue until at least April 30, 2012.



(16) The Fund administration fee is paid indirectly through the management fee.



(17) For the period May 1, 2011 through April 30, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of: 0.90% for Lord Abbett Bond-Debenture Portfolio -- Class VC; 0.95% for Lord Abbett Classic Stock Portfolio -- Class VC; and 1.15% for Lord Abbett Fundamental Equity Portfolio -- Class VC and Lord Abbett Capital Structure Portfolio -- Class VC. This agreement may be terminated only upon the approval of the Fund's Board of Directors



(18) Effective May 1, 2011, MFS has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least April 30, 2012.



(19) The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05% for Service Shares. This voluntary expense limitation may not be amended or withdrawn until one year after the date of this prospectus.



(20) The Portfolios' adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee), will not exceed the below expense caps. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.



PORTFOLIO NAME                                                    EXPENSE CAP
--------------------------------------------------------------------------------
UIF Core Plus Fixed Income Portfolio -- Class I                       0.70%
UIF Emerging Markets Debt Portfolio -- Class I                        1.30%
UIF Emerging Markets Equity Portfolio -- Class I                      1.60%
UIF Emerging Markets Equity Portfolio -- Class II                     1.65%
UIF Global Franchise Portfolio -- Class II                            1.20%
UIF Mid Cap Growth Portfolio -- Class II                              1.15%
UIF Small Company Growth Portfolio -- Class II                        1.25%
UIF U.S. Real Estate Portfolio -- Class II                            1.35%

12

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ABOUT US


THE COMPANY



HARTFORD LIFE INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE SEPARATE ACCOUNTS


HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I -- established as a separate account under Connecticut law on September 18, 1992. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.


Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the Policies. The Company is obligated to pay all amounts promised to Contract Owners in accordance with the terms of the Policy.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks.

The underlying Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.


FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 INVESCO V.I. BALANCED RISK ALLOCATION FUND -- SERIES I  Long-term capital growth             Invesco Advisers, Inc.
 INVESCO V.I. CAPITAL APPRECIATION FUND -- SERIES I      Seeks long-term growth of capital    Invesco Advisers, Inc.
 INVESCO V.I. CAPITAL DEVELOPMENT FUND -- SERIES I       Seeks long-term growth of capital    Invesco Advisers, Inc.
 INVESCO V.I. CORE EQUITY FUND -- SERIES I               Seeks long-term growth of capital    Invesco Advisers, Inc.
 INVESCO V.I. INTERNATIONAL GROWTH FUND -- SERIES I      Seeks long-term growth of capital    Invesco Advisers, Inc.
 INVESCO V.I. MID CAP CORE EQUITY FUND -- SERIES I       Seeks long-term growth of capital    Invesco Advisers, Inc.
 INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES I          Seeks long-term growth of capital    Invesco Advisers, Inc.
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND -- SERIES II      Seeks capital growth and income      Invesco Advisers, Inc.
                                                         through investments in equity
                                                         securities, including common
                                                         stocks, preferred stocks and
                                                         securities convertible into common
                                                         and preferred stocks
 INVESCO VAN KAMPEN V.I. U.S. MID CAP VALUE FUND --      Above-average total return over a    Invesco Advisers, Inc.
  SERIES II                                              market cycle of three to five years
                                                         by investing in common stocks and
                                                         other equity securities

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
FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO    Seeks long-term growth of capital    ABIS -- AllianceBernstein Investor
  -- CLASS B                                                                                  Services, Inc.
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO --  Seeks long-term growth of capital    ABIS -- AllianceBernstein Investor
  CLASS B                                                                                     Services, Inc.
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO --  Seeks long-term growth of capital    ABIS -- AllianceBernstein Investor
  CLASS B                                                                                     Services, Inc.
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS ASSET ALLOCATION FUND -- CLASS 2         Seeks high total return, including   Capital Research and Management
                                                         income and capital gains,            Company
                                                         consistent with the preservation of
                                                         capital over the long term by
                                                         investing in a diversified
                                                         portfolio of common stocks and
                                                         fixed-income securities.
 AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND --      Seeks to produce income exceeding    Capital Research and Management
  CLASS 2                                                the average yield on U.S. stocks     Company
                                                         generally and to provide an
                                                         opportunity for growth of principal
                                                         consisstent with sound common stock
                                                         investing through investments in
                                                         quality common stocks.
 AMERICAN FUNDS BOND FUND -- CLASS 2                     Seeks a high level of current        Capital Research and Management
                                                         income as is consistent with         Company
                                                         preservation of capital by
                                                         investing primarily in bonds.
 AMERICAN FUNDS GLOBAL GROWTH FUND -- CLASS 2            Seeks growth of capital over time    Capital Research and Management
                                                         by investing primarily in common     Company
                                                         stocks of companies located around
                                                         the world.
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND --      Seeks growth of capital over time    Capital Research and Management
  CLASS 2                                                by investing primarily in stocks of  Company
                                                         smaller companies located around
                                                         the world.
 AMERICAN FUNDS GROWTH FUND -- CLASS 2                   Seeks to invest in a wide range of   Capital Research and Management
                                                         companies that appear to offer       Company
                                                         superior opportunities for growth
                                                         of capital.
 AMERICAN FUNDS GROWTH-INCOME FUND -- CLASS 2            Seeks capital growth and income      Capital Research and Management
                                                         over time by investing primarily in  Company
                                                         U.S. common stocks or other
                                                         securities that demonstrate the
                                                         potential for capital appreciation
                                                         and/or dividends.
 AMERICAN FUNDS INTERNATIONAL FUND -- CLASS 2            Seeks growth of capital over time    Capital Research and Management
                                                         by investing primarily in common     Company
                                                         stocks of companies located outside
                                                         the United States.
 AMERICAN FUNDS NEW WORLD FUND -- CLASS 2                Seeks long-term growth of capital    Capital Research and Management
                                                         by investing primarily in stocks     Company
                                                         and bonds of companies with
                                                         significant exposure to countries
                                                         with developing economies and/or
                                                         markets.

14

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
FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO -- SERVICE      Seeks long-term capital              Fidelity Management & Research
  CLASS 2                                                appreciation                         Company
                                                                                              Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
 FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO -- INITIAL      Seeks reasonable income. Fund will   Fidelity Management & Research
  CLASS                                                  also consider potential for capital  Company
                                                         appreciation                         Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
 FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO -- SERVICE      Seeks reasonable income. Fund will   Fidelity Management & Research
  CLASS 2                                                also consider potential for capital  Company
                                                         appreciation                         Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
 FIDELITY(R) VIP FREEDOM 2010 PORTFOLIO -- SERVICE       Seeks high total return with a       Strategic Advisers, Inc.
  CLASS 2                                                secondary objective of principal
                                                         preservation as the fund approaches
                                                         its target date and beyond
 FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO -- SERVICE       Seeks high total return with a       Strategic Advisers, Inc.
  CLASS 2                                                secondary objective of principal
                                                         preservation as the fund approaches
                                                         its target date and beyond
 FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO -- SERVICE       Seeks high total return with a       Strategic Advisers, Inc.
  CLASS 2                                                secondary objective of principal
                                                         preservation as the fund approaches
                                                         its target date and beyond
 FIDELITY(R) VIP MID CAP PORTFOLIO -- SERVICE CLASS 2    Long-term growth of capital with     Fidelity Management & Research
                                                         current income as a secondary        Company
                                                         consideration                        Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES FUND -- CLASS 2              Seeks to maximize income while       Franklin Advisers, Inc.
                                                         maintaining prospects for capital
                                                         appreciation. The fund normally
                                                         invests in both equity and debt
                                                         securities
 FRANKLIN SMALL CAP VALUE SECURITIES FUND -- CLASS 2     Seeks long-term total return         Franklin Advisory Services, LLC
 FRANKLIN STRATEGIC INCOME SECURITIES FUND -- CLASS 1    Seeks a high level of current        Franklin Advisers, Inc.
                                                         income, with capital appreciation
                                                         over the long term as a secondary
                                                         goal
 MUTUAL GLOBAL DISCOVERY SECURITIES FUND -- CLASS 2      Seeks capital appreciation           Franklin Mutual Advisers, LLC
                                                                                              Sub-advised by Franklin Templeton
                                                                                              Investment Management Limited
 MUTUAL SHARES SECURITIES FUND -- CLASS 2                Capital appreciation, with income    Franklin Mutual Advisers, LLC
                                                         as a secondary goal
 TEMPLETON FOREIGN SECURITIES FUND -- CLASS 2            Seeks long-term capital growth       Templeton Investment Counsel, LLC
 TEMPLETON GLOBAL BOND SECURITIES FUND -- CLASS 2        Seeks high current income,           Franklin Advisers, Inc.
                                                         consistent with preservation of
                                                         capital, with capital appreciation
                                                         as a secondary consideration

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
FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 TEMPLETON GROWTH SECURITIES FUND -- CLASS 2             Seeks long-term capital growth       Templeton Global Advisors Limited
                                                                                              Sub-advised by Templeton Asset
                                                                                              Management Ltd. and Franklin
                                                                                              Templeton Investments (Asia)
                                                                                              Limited
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND -- CLASS IA      Seeks capital appreciation           HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- CLASS   Seeks to maximize total return       HL Investment Advisors, LLC
  IA                                                     while providing shareholders with a  Sub-advised by Hartford Investment
                                                         high level of current income         Management Company
                                                         consistent with prudent investment
                                                         risk
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IA                  Seeks maximum long-term total        HL Investment Advisors, LLC
                                                         return                               Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS FUND -- CLASS IA      Seeks growth of capital              HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND -- CLASS IA        Seeks growth of capital              HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND -- CLASS IA       Seeks a high level of current        HL Investment Advisors, LLC
                                                         income consistent with growth of     Sub-advised by Wellington
                                                         capital                              Management Company, LLP
 HARTFORD GLOBAL GROWTH HLS FUND -- CLASS IA             Seeks growth of capital              HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD GLOBAL RESEARCH HLS FUND -- CLASS IA           Seeks long-term capital              HL Investment Advisors, LLC
                                                         appreciation                         Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD HIGH YIELD HLS FUND -- CLASS IA                Seeks high current income with       HL Investment Advisors, LLC
                                                         growth of capital as a secondary     Sub-advised by Hartford Investment
                                                         objective                            Management Company
 HARTFORD INDEX HLS FUND -- CLASS IA                     Seeks to provide high current        HL Investment Advisors, LLC
                                                         income, and long-term total return   Sub-advised by Hartford Investment
                                                                                              Management Company
 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- CLASS  Seeks long-term growth of capital    HL Investment Advisors, LLC
  IA                                                                                          Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD MIDCAP VALUE HLS FUND -- CLASS IA (A)          Seeks long-term capital              HL Investment Advisors, LLC
                                                         appreciation                         Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD MONEY MARKET HLS FUND -- CLASS IA              Maximum current income consistent    HL Investment Advisors, LLC
                                                         with liquidity and preservation of   Sub-advised by Hartford Investment
                                                         capital                              Management Company
 HARTFORD SMALL COMPANY HLS FUND -- CLASS IA             Seeks growth of capital              HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD STOCK HLS FUND -- CLASS IA                     Seeks long-term growth of capital    HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP

16

-------------------------------------------------------------------------------


FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD TOTAL RETURN BOND HLS FUND -- CLASS IA         Seeks a competitive total return,    HL Investment Advisors, LLC
                                                         with income as a secondary           Sub-advised by Hartford Investment
                                                         objective                            Management Company
 HARTFORD VALUE HLS FUND -- CLASS IA                     Seeks long-term total return         HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT BOND-DEBENTURE PORTFOLIO -- CLASS VC        High current income and the          Lord, Abbett & Co. LLC
                                                         opportunity for capital
                                                         appreciation to produce a high
                                                         total return
 LORD ABBETT CAPITAL STRUCTURE PORTFOLIO -- CLASS VC     Current income and capital           Lord, Abbett & Co. LLC
                                                         appreciation
 LORD ABBETT GROWTH AND INCOME PORTFOLIO -- CLASS VC     Long-term growth of capital and      Lord, Abbett & Co. LLC
                                                         income without excessive
                                                         fluctuations in market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) INVESTORS TRUST SERIES -- INITIAL CLASS          Seeks capital appreciation           MFS Investment Management
 MFS(R) NEW DISCOVERY SERIES -- INITIAL CLASS            Seeks capital appreciation           MFS Investment Management
 MFS(R) RESEARCH BOND SERIES -- INITIAL CLASS            Total return with an emphasis on     MFS Investment Management
                                                         high current income, but also
                                                         considering capital appreciation
 MFS(R) TOTAL RETURN SERIES -- INITIAL CLASS             Seeks total return                   MFS Investment Management
 MFS(R) VALUE SERIES -- INITIAL CLASS                    Seeks capital appreciation           MFS Investment Management
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER CAPITAL APPRECIATION FUND(R)/VA -- SERVICE  Seeks to achieve capital             OppenheimerFunds, Inc.
  SHARES                                                 appreciation by investing in
                                                         securities of well-known
                                                         established companies.
 OPPENHEIMER GLOBAL SECURITIES FUND(R)/VA -- SERVICE     Seeks long-term capital              OppenheimerFunds, Inc.
  SHARES                                                 appreciation by investing a
                                                         substantial portion of its assets
                                                         in securities of foreign issuers,
                                                         "growth-type" companies, cyclical
                                                         industries and special situations
                                                         which are considered to have
                                                         appreciation possibilities.
 OPPENHEIMER MAIN STREET FUND(R)/VA -- SERVICE SHARES    Seeks a high total return            OppenheimerFunds, Inc.
 OPPENHEIMER MAIN STREET SMALL- & MID- CAP FUND(R)/VA    Seeks capital appreciation from      OppenheimerFunds, Inc.
  -- SERVICE SHARES (1)                                  investing mainly in small company
                                                         stocks
PUTNAM VARIABLE TRUST
 PUTNAM VT CAPITAL OPPORTUNITIES FUND -- CLASS IB        Long term growth of capital          Putnam Investment Management, LLC
 PUTNAM VT DIVERSIFIED INCOME FUND -- CLASS IB           As high a level of current income    Putnam Investment Management, LLC
                                                         as Putnam Management believes is
                                                         consistent with preservation of
                                                         capital
 PUTNAM VT EQUITY INCOME FUND -- CLASS IB                Capital growth and current income    Putnam Investment Management, LLC

-------------------------------------------------------------------------------


FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL EQUITY FUND -- CLASS IB (B)            Capital appreciation                 Putnam Investment Management, LLC
                                                                                              Putnam Advisory Company, LLC
 PUTNAM VT GROWTH AND INCOME FUND -- CLASS IB            Capital growth and current income    Putnam Investment Management, LLC
 PUTNAM VT HIGH YIELD FUND -- CLASS IB                   High current income. Capital growth  Putnam Investment Management, LLC is a secondary goal when consistent
                                                         with achieving high current income
 PUTNAM VT INCOME FUND -- CLASS IB                       High current income consistent with  Putnam Investment Management, LLC what Putnam Management believes to
                                                         be prudent risk
 PUTNAM VT INTERNATIONAL EQUITY FUND -- CLASS IB         Capital appreciation                 Putnam Investment Management, LLC
                                                                                              Putnam Advisory Company, LLC
 PUTNAM VT MULTI-CAP GROWTH FUND -- CLASS IB (2)         Long-term capital appreciation       Putnam Investment Management, LLC
                                                                                              Putnam Investments Limited
 PUTNAM VT SMALL CAP VALUE FUND -- CLASS IB              Capital appreciation                 Putnam Investment Management, LLC
 PUTNAM VT VOYAGER FUND -- CLASS IB                      Capital appreciation                 Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF MID CAP GROWTH PORTFOLIO -- CLASS II                Seeks long-term capital growth by    Morgan Stanley Investment
                                                         investing primarily in common        Management Inc.
                                                         stocks and other equity securities



(a) Closed to all premium payments and transfers of account value for all policies issued on or after 8/2/2004.



(b) Closed to all premium payments and transfers of account value for all policies issued on or after 5/1/2006.



NOTES



(1)  Formerly Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares



(2)  Formerly Putnam VT New Opportunities Fund -- Class IB


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. Risks are disclosed in the Funds' prospectuses accompanying this prospectus.

VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instructions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund

18

-------------------------------------------------------------------------------

determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.

We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.



As of December 31, 2010, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, Invesco Advisors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., and Putnam Retail Management Limited Partnership.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2010, and are not expected to exceed 0.50% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $85 from that Fund). For the fiscal year ended December 31, 2010, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $5,168,525 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


THE FIXED ACCOUNT

The portion of the prospectus relating to the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.

The Fixed Account credits at least 3.0% per year. We are not obligated to, but may, credit more than 3.0% per year. If we do, such rates are determined at our sole discretion. Hartford does not guarantee that any crediting rate above the guarantee rate will remain for any guaranteed period of time. You assume the risk that, at any time, the Fixed Account may credit no more than 3.0%.


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CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load. The amount allocated after the deduction is called your Net Premium.

FRONT-END SALES LOAD


We deduct a front-end sales load from each premium you pay. The current sales load is 4.75%. The front-end sales load may be used to cover expenses related to the sale and distribution of the policies. The maximum sales load is 6.75%.


TAX CHARGE -- We deduct a tax charge from each premium you pay. The tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the monthly per $1,000 charge;

-   the mortality and expense risk charge;

-   the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The "cost of insurance" charge compensates the Company for providing insurance protection. It is deducted each month as part of the Monthly Deduction Amount and is designed to compensate the Company for the costs of paying death benefits. The charge for the cost of insurance equals:

-   the cost of insurance rate per $1,000, multiplied by

-   the amount at risk, divided by

-   $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on 125% of the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. The maximum rates that can be charged are on the Policy Specification pages of the contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states and markets) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue age, sex, risk class and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, policy loans and death benefit changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. The current monthly administrative charge is $7.50 for initial Face Amounts of $100,000 and above. The current charge for initial Face Amounts below $100,000 is $10 per month. The maximum administrative charge is $10 per month for all initial Face Amounts.

MORTALITY AND EXPENSE RISK CHARGE


We deduct a mortality and expense risk charge on each Monthly Activity Date from your Account Value. During the first 10 policy years, the current (the amount we are currently charging) mortality and expense risk charge is 0.0625% of your Account Value in the Sub-Accounts, and the maximum rate is 0.075% of your Account Value in the Sub-Accounts. During policy years 11 to 20, the current rate is 0.0208% and the maximum rate is 0.0333% of your Account Value in the Sub-Accounts. After the 20th policy year there is no charge.


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The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

MONTHLY PER $1,000 CHARGE -- We deduct a charge from your Account Value called the "Monthly Per $1,000 Charge" on each Monthly Activity Date. The Monthly per $1,000 charge compensates us for certain policy administrative and sales expenses and costs we incur in marketing, underwriting and acquiring policy owners. The charge is assessed based on your initial Face Amount and certain subsequent increases in your Face Amount. The charge is deducted for a period of:

-   7 years after you purchase your policy; and

- 7 years after an unscheduled increase in your Face Amount, and each increase under the Cost of Living Adjustment Rider, if elected.

The total Monthly Per $1,000 Charge is equal to:

-   the applicable Monthly Per $1,000 rates; multiplied by

-   the applicable Face Amounts; divided by

-   $1,000.

The Monthly Per $1,000 Charge is individualized based on the insured's initial Face Amount, Death Benefit option, issue age or age at time of a Face Amount increase, sex and insurance class. The Monthly Per $1,000 Charge compensates us for expenses incurred in issuing, distributing, and administering the policies.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- Surrender charges will be deducted from your Account Value if you surrender your policy:

-   During the first 9 policy years;

-   Within 9 years of an unscheduled increase in your Face Amount; or

- Within 9 years of an increase in your Face Amount under the Cost of Living Adjustment Rider, if elected.

The amount of surrender charge is individualized based on the Insured's age, sex, and insurance class on the date of issue. The surrender charges by policy year are shown in your policy. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects.

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The Policy Owner must have an insurable interest on the life of the Insured in order for the policy to be valid under state law and for the policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. Through our underwriting process, we will determine whether the insured is insurable.

You may request to change the Insured's risk class to a more favorable class if the health of the Insured has improved or if the Insured no longer uses nicotine. Upon providing us satisfactory evidence, we will review the risk classification. If we grant a change in risk classification, only future cost of insurance rates will be based on the more favorable class and all other contract terms and provisions will remain as established at issue. We will not change a risk class on account of deterioration of your health.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

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STATEMENTS -- We will send you a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

-   the amount of any Indebtedness;

-   any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

CHANGE OF ADDRESS -- It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on third party, including the US Postal Service, to update your current address. Unless preempted by ERISA, failure to give us a current address may result in payments due and payable on your life policy being considered abandoned property under state law, and remitted to the applicable state.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your "free look" period.


FREE LOOK PERIOD



Your free look period begins on the day You receive Your Policy and ends ten days after You receive it. If you properly exercise your free look, the Contract will be rescinded and We will pay an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: (i) the Account Value less any Indebtedness, on the date the returned Policy is received by Us or the agent from whom it was purchased; and, (ii) any deductions under the Policy or charges associated with the Separate Account.


REPLACEMENTS

A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.


OTHER POLICY PROVISIONS



INCONTESTABILITY -- We cannot contest the Policy after it has been in force, during the Insured's lifetime, for two years from its Date of Issue, except for non-payment of premium.



Any increase in the Face Amount for which evidence of insurability was obtained, will be incontestable only after the increase has been in force, during the Insured's lifetime, for two years from the effective date of the increase.



The Policy may not be contested for more than two years after the reinstatement date. Any contest We make after the Policy is reinstated will be limited to material misrepresentations in the evidence of insurability provided to Us in the request for reinstatement. However, the provision will not affect Our right to contest any statement in the original application or a different reinstatement request which was made during the Insured's lifetime from the Date of Issue of the Policy or a subsequent reinstatement date.



SUICIDE EXCLUSION -- If, within two years from the Date of Issue, the Insured dies by suicide, while sane or insane, Our liability will be limited to the premiums paid less Indebtness and less any withdrawals.



If, within two years from the effective date of any increase in the Face Amount for which evidence of insurability was obtained, the Insured dies by suicide, while sane or insane, Our liability with respect to such increase, will be limited to the Cost of Insurance for the increase.


POLICY LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) investment choices including the Sub-Accounts and Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your authorized agent of record or other authorized representative. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value among

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the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order at our Designated Address. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuty contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?

Under the Poliocy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.

For Example:

    - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

    - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

    - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

    - Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

    - However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.


SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you reach the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. For example, Voice Response Unit, Internet or same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we may send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow


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you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

UNDERLYING FUND TRADING POLICIES

Generally, you are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist as an underlying Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Underlying Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.


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HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.

Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and The Hartford can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Policy Owner to provide the information. If the Policy Owner does not provide the information, we may be directed by the Fund to restrict the Policy Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Policy will also be precluded from further purchases of Fund shares.

LIMITATIONS ON TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, the maximum amount transferred in any Policy Year will be the greater of $1,000 or 25% of the Accumulated Value in the Fixed Account on the date of the transfer. As a result of these restrictions, it can take several years to transfer amounts from the Fixed Account to the Sub-Accounts.

TRANSFERS TO THE FIXED ACCOUNT: ADDITIONAL OPTIONS AVAILABLE TO POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY -- Amounts may be transferred among the Sub-Accounts to the Fixed Account at any time. For policies issued by Hartford Life Insurance Company, there are some additional options regarding the Fixed Account. At any time you may transfer all amounts in the Sub-Accounts to the Fixed Account and apply the Cash Surrender Value to purchase a non-variable paid-up life insurance policy, as long as the policy is in effect. A non variable paid up life insurance policy is a life insurance policy (that is not variable universal life insurance) where the cash value in the policy will be enough so that no premiums are required to maintain coverage for a certain period of time. You may also transfer amounts in the Sub-Accounts to the Fixed Account if a material change is made in the investment policy of the Separate Account and you object to the change. Lastly, you may transfer amounts in the Sub-Accounts to the Fixed Account during the first 18 months after your policy is issued, if your policy is in effect. (Hartford Life Insurance Policies Only).

DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest. For policies issued in New York, if we defer payment for more than 10 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment choices in accordance with your allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to

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purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select your portfolio of Funds based on your risk tolerance, time horizon and investment objectives. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Policy ("model portfolios"). These model portfolios are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

You choose how much of your Account Value you want to invest in this program. You can also combine this program with the Dollar Cost Averaging Program (subject to restrictions). Your investments under the program will be rebalanced at the specified frequency (quarterly, semi-annual or annual) you choose to reflect the model portfolio's original percentages, thereby eliminating imbalances resulting from market movements and/or partial Surrenders. We have no discretionary authority or control over your investment decisions. These model portfolios are based on then available Funds and do not include the Fixed Account. You may participate in only one model portfolio at a time.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the model portfolios, and we will not reallocate your Account Value based on those updates. Information on updated model portfolios may be obtained by contacting your Financial Professional. Investment alternatives other than these model portfolios are available that may enable you to invest you Account Value with similar risk and return characteristics. When considering a model portfolio for your individual situation, you should consider your other assets, income and investments in addition to this Policy.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.

IMPACT OF FUND CHANGES ON DCA PROGRAM, ASSET ALLOCATION PROGRAM AND ASSET REBALANCING PROGRAM -- Certain Fund changes may impact these programs. If a Fund (merging Fund) contained in one of these programs merges into another Fund (surviving Fund) and we do not receive alternative instructions from you, we will automatically replace the merging fund with the surviving fund for each of the programs. If a Fund contained in one of these programs is liquidated, unless other instructions are received, we will automatically move the policy value of the liquidated fund to the current money market fund for each of these programs.


OPTIONAL SUPPLEMENTAL BENEFITS -- You may add additional benefits to your policy by electing one or more of the riders described below. Some riders involve additional costs that depend on the age, sex, and risk class of the insured, and the level of benefit provided by the rider. Each rider is subject to the restrictions and limitations described in the rider.


WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- If you become disabled, you may not be able to work and if your earnings decrease, you may have a difficult time paying your life insurance premiums. Under this rider, if the insured becomes totally disabled, we will credit the policy with an amount specified in your policy, for as long as the insured remains totally disabled. This will help keep your policy inforce if you fall behind on your premium payments. You choose the level of coverage when you select the rider. The charge for this rider will continue to be deducted during total disability until the rider terminates.

WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER (AVAILABLE FOR POLICIES ISSUED AFTER MARCH 12, 2007) -- If the Insured becomes totally disabled you may have a difficult time paying the life insurance premiums. Under this rider, we will credit the policy with an amount specified in your Policy until the Insured attains age 65, or at least two years, if longer. The rider automatically terminates after the Insured reaches attained age 65. The rider is only available at Policy issuance and there is a charge for this rider.

TERM INSURANCE RIDER -- You may purchase a Term Insurance Rider on yourself as a base insured or on your family members. Under this Rider, we will pay the term life insurance benefit when the covered insured dies, according to the terms of your Policy and the Rider. You may elect this Rider when you purchase your Policy or on any Policy Anniversary. Hartford may require proof of insurability before we issue this Rider. If your Policy offers a No Lapse Guarantee, the face amount of the Term Insurance Rider is generally not covered by the No Lapse Guarantee.

In deciding whether to use the Term Insurance Rider as part of the total coverage under the Policy on the base insured, you should consider the following factors regarding your Policy's costs and benefits. If you choose to combine flexible permanent insurance coverage with a Term Insurance Rider on the life of the base insured, the Rider provides additional temporary coverage at a cost that may be lower than if you purchased this term life insurance through a separate term life policy and the policy's cash surrender value available to you may be higher because there are no surrender charges associated with the Rider. Some policy monthly charges do not apply to the face amount of the Term Insurance Rider, therefore, using Term

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26

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Insurance Rider coverage on the base insured may reduce the total amount of premium needed to sustain the total death benefit over the life of the Policy. Under some funding scenarios where the minimum death benefit insurance is increased to meet the definition of life insurance, the use of the Term Insurance Rider may have the effect of increasing the total amount of premium needed to sustain the total death benefit over the life of the Policy.

The compensation paid to your representative may be lower when the Term Insurance Rider is included as part of your total coverage than when your total coverage does not include the Term Insurance Rider.

You may wish to ask your representative for additional customized sales illustrations to review the impact of using Term Insurance Rider coverage in various combinations for your insurance protection needs.

ACCIDENTAL DEATH BENEFIT RIDER -- You may want additional life insurance coverage in case you die by accident. Under this rider we will pay a specified amount when the insured dies under accidental circumstances. You choose the level of coverage when you select the rider. The rider terminates following the insured's 70th birthday.

DEDUCTION AMOUNT WAIVER RIDER -- The costs of your policy are deducted each month through the Monthly Deduction Amount. Under the Deduction Amount Waiver Rider, while the insured is totally disabled, we will waive the Monthly Deduction Amount. This will help keep your policy inforce. Rider benefits are not available if insured becomes disabled after age 65. Rider benefits may vary for individuals between the ages of 60 and 65. See policy rider for more details.

COST OF LIVING ADJUSTMENT RIDER -- You may want your life insurance coverage to keep pace with inflation. Under this rider, we will increase your Face Amount without evidence of insurability on every second anniversary of the rider. The Face Amount increases are based on increases in the consumer price index, subject to certain limitations. If you do not accept an increase, this rider is terminated and no future increases will occur. There is no charge for this rider.

CHILD INSURANCE RIDER -- This rider provides term life insurance coverage on all the eligible children of the insured under the policy. We will pay the term life insurance death benefit amount you elect under this rider upon receipt of due proof of death of an insured child. To receive a death benefit, an insured child must be more than 16 days old but not yet 25 years old. Requirements to become an insured child are described in the rider. There is a per $1,000 charge for this rider that covers all the insured children. This rider may not be available in all policies.


LIFEACCESS ACCELERATED BENEFIT RIDER -- In the event the Insured becomes Chronically Ill and is likely to need services for the remainder of the Insured's life, we will pay an accelerated death benefit to the owner up to 100% of the Death Benefit and any term amount. At your request, the accelerated benefit will be paid in monthly payments or on an annual lump sum basis subject to certain limitations and satisfaction of eligibility requirements, including the Written Certification from a Licensed Health Care Practitioner. The certification must also state that the insured is in need of services under a plan of care and that such services are likely to be needed for the rest of the insured's life. THERE MAY BE ADVERSE TAX CONSEQUENCES IF YOU RECEIVE THE RIDER'S ACCELERATED DEATH BENEFIT. PLEASE REFER TO THE SECTION OF YOUR PROSPECTUS, SPECIAL CONSIDERATIONS REGARDING THE LIFEACCESS ACCELERATED BENEFIT RIDER FOR MORE DETAILS.



Insured will mean the person insured by the policy to which this Rider is attached whose death benefit is being accelerated.



Chronically Ill means an Insured has been certified by a Licensed Health Care Practitioner as the following:



1. being unable to perform (without Substantial Assistance from another individual) at least two Activities for Daily Living ("ADLs") for a period of at least 90 days due to a loss of functional capacity; or



2. requiring substantial supervision from another individual to protect such individual from threats to health and safety due to a severe Cognitive Impairment; AND



3. needing services pursuant to a Licensed Health Care Practitioner's Plan of Care as set forth in Written Certification or Re-certification.



Activities for Daily Living refer to basic human functional abilities which measure the Insured's ability for self care and to live independently without substantial assistance from another individual. These include bathing, continence, dressing, eating, toileting and transferring.



We may require the Insured to be re-examined at Our expense, by a licensed Health Care Provider of Our choosing prior to or during a Benefit Period to ensure that the Insured is Chronically Ill.



We will NOT provide an Accelerated Benefit when the Insureds' Chronic Illness is a result of any one of the events listed below:



-   attempted suicide or intentional self-inflicted injury while sane or insane,



-   any act or incident of insurrection or war, declared or undeclared,



- the Insured's participation in, or attempting to participate in, a felony, riot or insurrection,



-   alcoholism or drug addiction, or



- if the Insured's Licensed Health Care Practitioner resides outside of the United States.



Annual Lump Sum Option



You may elect to receive Your Monthly Benefit Amount as an annual lump sum prior to the start of each Benefit Period. The amount of the annual lump sum payment will equal the present value of the Monthly Benefit Amount payable for each month in


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                                                                          27

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the twelve-month period following (a) the date the first monthly benefit payment would otherwise be payable; or (b) the date of each subsequent Benefit Period. Each Monthly Benefit Amount payable will be discounted by a monthly rate, such rate derived from an annual interest rate, never to exceed the greater of (a) the current yield on ninety-day treasury bills; or (b) the current maximum statutory adjustable policy loan interest rate. Such discount will apply prior to any pro-rata adjustment to the Monthly Benefit Amount payable for loan repayments. Only one annual lump sum payment will be made in any one twelve-month period.



Conditions for Eligibility of Benefit Payments



You are eligible to receive an Accelerated Benefit if the Policy and Rider are in force when all of the following requirements are met:



1.   We receive Your request, In Writing, for an Accelerated Benefit;



2. We receive from You Written Certification or Written Re-Certification by a Licensed Health Care Practitioner that the Insured is a Chronically Ill individual;



3. We complete, at Our discretion and expense, a personal interview with, and an assessment of, the Insured, including examination or tests by a Licensed Health Care Provider of Our choice; and We receive copies of any relevant medical records from a health care provider involved in the Insured's care;



4. We receive consent, In Writing, of any assignee of record named under the Policy or any irrevocable beneficiary named under the Policy;



5. if this is a variable life Policy, You fulfill requirements, if any, regarding limitations on the availability of certain Sub-Accounts while receiving benefit payments; and



6.   the Insured is living at the time all of the above requirements are met.



When Benefit Payments End



We will continue to pay Accelerated Benefits under this Rider until the first of the following occur:



1. while the insured is living, when the Insured no longer meets any one of the conditions for eligibility for benefit payments,



2.   we are notified to discontinue Accelerated Benefit payments,



3.   if any events listed under the Rider Termination occur.



Rider Termination



This Rider will terminate on the first of the following dates:



-   the date We receive Your request, In Writing, to terminate it,



-   the date You make a Withdrawal under the Policy during a Benefit Period,



-   the date the Policy terminates,



-   the date We receive notification, In Writing, of the death of the Insured,



-   the date the Lifetime Benefit Amount is exhausted, or



- the date on which all additional benefits provided by rider are deemed to have terminated according to the terms of any Termination and Maturity Date provision, Continuation Beyond the Insured's Age 100 provision, or any other like provision of the Policy to which this rider is attached, unless You are receiving benefit payments under this Rider.



- For Hartford Life Insurance Company policies, the date We approve a request, In Writing, from You to accelerate the Death Benefit for reason of terminal illness of the Insured as may be provided under an accelerated death benefit rider attached to the Policy,



IN ADDITION, AS A CONDITION OF ELIGIBILITY FOR BENEFITS UNDER THE RIDER, WE MAY IMPOSE RESTRICTIONS OR LIMITATIONS ON THE AVAILABILITY OF CERTAIN INVESTMENT OPTIONS. WE WILL PROVIDE YOU PRIOR WRITTEN NOTICE OF ANY SUCH RESTRICTIONS OR LIMITATIONS AND YOU MAY TERMINATE THIS RIDER AT ANYTIME. THIS RIDER IS ONLY AVAILABLE AT POLICY ISSUANCE AND THERE IS A CHARGE FOR THIS RIDER.



Impact of Rider Benefits on Policy and Rider



Accelerating the Death Benefit under this Rider will impact the benefits and values under the Policy and Rider as described below.



After each benefit payment, the Lifetime Benefit Amount in effect immediately prior to such payment will be reduced by each Monthly Benefit Amount payable prior to any pro-rata reduction for loan repayments. In addition, each benefit payment will reduce the values and any no lapse guarantee premium in effect at the time of such payment when such values are multiplied by the following Reduction Ratio:



Reduction Ratio = 1 - (A / B)



Where:



A   =   is the monthly benefit payment, and
B   =   is the Eligible Amount immediately prior to a benefit payment.




The Policy's current values that are reduced by each benefit payment based on the Reduction Ratio are:



Face Amount



Amount of any term Insurance rider on the Insured



Account Value



Surrender Charges



Indebtedness



Monthly No Lapse Guarantee Premium



Cumulative No Lapse Guarantee Premium



Cumulative Premiums (paid to date)



If the Policy to which this Rider is attached is a variable life Policy, We will reduce amounts in the Fixed Account and each Sub-Account based on the proportion of the Account Value in the Fixed Account and each Sub-Account to the amount accelerated.


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ACCELERATED DEATH BENEFIT RIDER FOR TERMINAL ILLNESS (FOR HARTFORD LIFE
INSURANCE COMPANY POLICIES ONLY) -- In the event the Specified Insured has a Diminished Life Expectancy of 12 months (24 months in some states) or less, You may request in writing, that we pay a single sum accelerated death benefit to You, subject to certain limitations and proof of eligibility. This accelerated payment of the death benefit can be any amount between $2,500 and $500,000, not to exceed the Benefit Percentage times the Eligible Amount. The sum of the Benefit you may request under this and any other policies issued by us on the life of an Insured may not exceed $500,000. Each request for payment must be accompanied by Proof of Diminished Life Expectancy. The maximum charge for this rider is $300 (one time charge when rider exercised).



Specified Insured will mean the Insured as shown in the policy specification.



Your option to accelerate benefits under this Rider will be suspended while the death benefit is being so accelerated in accordance with any other accelerated death benefit rider that may be attached to the Policy. Any policy benefit that is not payable in a single sum or that is payable due to accidental bodily injury or death is not subject to this Rider or to the calculation of the Benefit. Your option to accelerate benefits under this Rider will continue during any nonforfeiture, reduced paid-up or extended term period.



We will waive the cost of insurance and expense charges applicable to the Specified Insured's accelerated benefit. This accelerated payment of the death benefit is subject to the rights of any assignee of record or of any irrevocable beneficiary. They must consent, In Writing, before We will pay the Benefit.



The requested portion of the Eligible Amount will be subject to the following adjustments:



1. A 12-month discount, based on the Discount Rate, will apply to the requested portion of the Eligible Amount. This discount reflects the early payment of the proceeds under Your Policy.



2. If, on the date We approve Your request, there is a policy loan outstanding and the acceleration relates to insurance on the life of the Insured under the base policy, a reduction to the requested portion of the Eligible Amount will apply. This reduction serves to repay the policy loan.



3. A deduction will be made for the administrative charge if We approve Your request.



The Benefit payable to You will be equal to the requested portion of the Eligible Amount as may be reduced by the maximums and limitations of this Rider minus 1, 2 and 3 above. Rather than having Your Benefit reduced by 3 above, You may elect to pay this amount directly to Us.



We reserve the right to obtain an independent medical examination and We retain the right to make final determination regarding eligibility for benefits.



Policy Lien



Accelerated death benefit payments made under this Rider are an advance of the Specified Insured's death benefit. We will establish a lien against that Specified Insured's death benefits if We pay benefits under this Rider. Upon payment of any accelerated death benefit, access to the portion of the Policy's cash value attributable to the Specified Insured is restricted to the excess of that cash value over the sum of any outstanding Indebtedness, applicable Surrender Charge and this lien. The amount of the lien will be equal to all benefits paid under this Rider. The lien will be removed once We pay the death benefit or on the Policy Adjustment Date. If You lapse or surrender the Policy before the Policy Adjustment Date, Your cash value will be reduced by the amount of the lien which applies to the cash value.



We will charge interest on the lien. Interest will accrue from the date of the accelerated payment to the earlier of the date the Policy terminates or the Policy Adjustment Date. We will add accrued interest to the lien at the time of policy adjustment. The rate of interest charged will be equal to the Discount Rate.



Policy Adjustment



On the Policy Adjustment Date, We will adjust the Policy in order to satisfy the lien created by the accelerated death benefit payment. We will adjust the death benefit of the Specified Insured. The adjusted death benefit will be the death benefit before adjustment, less the amount of policy lien, including interest created by the accelerated payment. Any Cash Value, Policy Value or Surrender Charge will be reduced in the same proportion that the Death Benefit was reduced. These reductions will be made on the Policy Adjustment Date.



If the Specified Insured is the Base Policy Insured and the lien equals 100% of the Death Benefit, the Policy will terminate, and any riders attached to the Policy that provide insurance on the life of any other person will be administered according to the rider provisions regarding the death of the Base Policy Insured. If the Specified Insured is an additional person insured by a rider on the base policy and the lien equals 100% of the Face Amount of the rider, the rider coverage applicable to the Specified Insured will terminate.



Exclusions



This Rider does not provide accelerated death benefits if the Specified Insured or his/her Physician reside outside the United States of America.



Rider Termination



This Rider will terminate at earliest of the following:



1.   when We receive Your request, in Writing, to cancel it;



2.   when the Policy terminates;



3.   on the Policy Adjustment Date.


NO-LAPSE GUARANTEE RIDERS

ENHANCED NO-LAPSE GUARANTEE RIDER -- There are circumstances that could cause your policy to terminate or "lapse." So your policy has a built-in "No-Lapse Guarantee" that will provide a minimum level of death benefit protection

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                                                                          29

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for a limited time after your policy would have otherwise terminated. The built-in No-Lapse Guarantee is described in the section of this prospectus entitled "Lapse and Reinstatement." If you elect the Enhanced No-Lapse Guarantee Rider, it allows you to lengthen the period of time that the built-in No-Lapse Guarantee will remain in effect. This period of time is called the "No-Lapse Guarantee Period," which may be extended under the rider as follows:

- If the insured is age 60 or younger you may choose to extend the No-Lapse Guarantee Period to 20 years;

- If the insured is between the ages of 61 and 69 you may choose to extend the No-Lapse Guarantee Period to age 80;

- If the insured is between the ages of 70 and 80 you may choose to extend the No-Lapse Guarantee to 10 years;

- If the insured is between the ages of 81 and 85 you may choose to extend the No-Lapse Guarantee Period to age 90.

LIFETIME NO-LAPSE GUARANTEE RIDER -- Under this rider, you may extend the No-Lapse Guarantee Period for the life of the insured.

See "Lapse and Reinstatement" for a more complete description of the No-Lapse Guarantee, the Enhanced No-Lapse Guarantee Rider, and the Lifetime No-Lapse Guarantee Rider.

POLICY CONTINUATION RIDER -- This rider gives you the option to continue your policy at a reduced death benefit with no further Monthly Deduction Amounts in the event your policy is in danger of default or termination due to excessive Indebtedness. You may elect the benefit under limited circumstances as described in the rider. Subject to the terms and limitations described in the rider, the rider guarantees the policy will not go into default or terminate due to excessive Indebtedness. At the time you elect the benefit under the rider, a transaction charge will be deducted from your Account Value. The maximum transaction charge is 7% of the Account Value.

Riders may not be available in all states.


SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of the available settlement options listed in your Policy. At the time proceeds are payable, the Beneficiary can select the method of payment.



SAFE HAVEN PROGRAM -- If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF THE HARTFORD'S PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDITS IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND ARE NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford earns investment income from the proceeds under the program. The investment income earned is likely more than the amount of interest we credit and Hartford is making a profit from the difference.


The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. If you select the Second Option or Third Option, each is irrevocable and you may not fully or partially commute the settlement option for a lump sum. The following payment options are available to you or your beneficiary. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

- Payments of interest at the rate we declare (but not less than 2% per year) on the amount applied periodically under this option. You may request these payments to be made monthly, quarterly, semi- annually or annually. At any time you may request to receive the lump sum of the money that we are holding.

SECOND OPTION -- INCOME OF FIXED AMOUNT

- Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 2% per year) is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

- An amount payable monthly for the number of years selected, which may be from one to 30 years.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the Third Option.

The tables for the First, Second and Third Options are based on a net investment rate of 2% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

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BENEFITS AT MATURITY -- The scheduled maturity date is shown in your policy and is the last date on which you may elect to make premium payments. Unless you elect to continue the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you.

If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.

At the scheduled maturity date, you may elect one of two options.

Under Option 1:

- Policy values will be transferred to the Fixed Account and no further transfers will be allowed;

-   The Face Amount will be set equal to the Death Benefit on the maturity date;

-   the Death Benefit Option will be changed to Option A (Level Option).

Under Option 2:

- The Face Amount will be set equal to the Death Benefit minus the Account Value on the maturity date;

- the Death Benefit Option will be changed to Option B (Return of Account Value Option) with no evidence of insurability being required;

- the Account Value, if any, will continue to fluctuate with investment performance;

Under both Option 1 and 2:

-   any loans will continue to accrue interest and become part of Indebtedness;

-   no future Monthly Deduction Amounts will be deducted;

-   no further premium payments will be accepted;

- all additional benefits provided by rider will terminate at the scheduled maturity date;

-   the policy may terminate due to excessive Indebtedness; and

-   loan repayments may still be made during this time.

Otherwise, the policy will terminate on the scheduled maturity date.

CLASS OF PURCHASERS

REDUCED CHARGES -- The Policy is available for purchase by individuals, corporations and other entities. We may reduce or waive certain charges described above where the size or nature of such sales results in savings to us with respect to sales, underwriting, administrative or other costs. Eligibility for these reductions will be determined by factors that We believe are relevant to the expected reduction of our expenses. Some of these reductions may be guaranteed and others may be subject to modification. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

HOW POLICIES ARE SOLD

Hartford Equity Sales Company, Inc., ("HESCO"), our affiliate, serves as principal underwriter for the policies which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HESCO is the same as ours.

HESCO has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Polices will be sold by individuals who have been appointed by us as insurance agents and who are Financial Professional of Financial Intermediaries ("Financial Professional").

We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Financial Professional according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive compensation that is based on the type of policy or optional benefits sold.


We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 50% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 4.39%. In renewal years, the maximum commission rate is 22% until the cumulative premiums, since policy inception, exceed the target premium from policy year 1. We also pay an Expense Reimbursement Allowance and an override payment during the first Policy Year. The maximum Expense Reimbursement Allowance and override payment in the first Policy Year is 45% and 9%, respectively of Target Premium. In Policy Years 2 and later, the maximum commission we pay is 20% of Target Premium and 2% on premiums above the Target Premium.


Your Financial Professional typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Financial Professional and their Financial Intermediary. We are not involved in determining your Financial Professional's compensation. A Financial Professional may be required to return all or a portion of the commissions paid if the policy terminates prior to the policy's thirteenth month-a-versary.

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Check with your Financial Professional to verify whether your account is a brokerage account or an advisory account. Your interests may differ from ours and your Financial Professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Financial Professional (or the Financial Intermediary with which they are associated) can be paid by both you and by us based on what you buy. Therefore, profits, and your Financial Professional's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

       - ADDITIONAL PAYMENTS. Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments among other things to encourage the sale of this Policy. These additional payments could create an incentive for your Financial Professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

ADDITIONAL PAYMENT TYPE                                               WHAT PAYMENT IS USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Asset-based Commissions             We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or assets under management targets.
Marketing Expense Allowances        We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and operational expenses associated with the policies.
Gifts and Entertainment             We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments                We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b)
                                    Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/ participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; and/or sponsorship of due diligence meetings; educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances)
                                    for providing assistance in promoting the sale of our variable products.
Marketing Efforts                   We pay for special marketing and distribution benefits such as: inclusion of our products on
                                    Financial Intermediary's "preferred list"; participation in or visibility at national and regional conferences; access to Financial Professionals; links to our website from the
                                    Financial Intermediary websites; and articles in Financial Intermediary publications highlighting our products and services.


For the year ended December 31, 2010, Hartford and its affiliates paid approximately $5,600,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.



In addition, for the year ended December 31, 2010, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $900,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).



As of April 1, 2011, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: AALU, AIM, American Union Insurance & Benefits, Arvest Asset Management, Bancwest Investment Services, Bank of the West, Bankwest, BB&T Investment Services, BBVA Investments, Berthel, Fisher & Co., BK Adams, BOK Financial, Cadaret Grant, Capital Analysts, Capitas Financial, CCO Investments, Citibank, Citicorp, Comerica Securities, Commerce Brokerage Services, Commonwealth Financial Network, Compass Brokerage Inc., Delta Trust Investments, Edward Jones, Executive Capital Resources, Fifth Third, Financial Network, Financial Planning Association of Central New York, Financial Resources of America, Financial Service Professionals, First American Insurance Underwriters, First Niagara Bank, Hartford Life, HD Vest, Highland Capital, HSBC, Huntington Investment Co, Infinex Investments, Integrity Wealth Management, International Forum, Kehrer/LIMRA, Key Bank, Key Investments, Lara, Shull & May, Legacy Financial, Linsco Private Ledger, LPL Financial Services, M&T Securities, McLeod Insurance, MDRT, Merrill Lynch, Middle America, Money Concepts, Morgan Keegan, Morgan Stanley, NAIFA, National City, NEXT Financial Group, One Resource Group, PNC Investments LLC, PrimeVest Financial Services, Raymond James & Associates, Raymond James Financial, RBC Dain Rauscher, Robert
W. Baird, Robinson Financial Group, Royal Alliance, S.C. Parker, Saltzman Associates, San Diego Stock & Bond Association, Securities America, Smith Barney, St. Bernard Financial Services, Stephens, Inc, Summit Brokerage Services, SWBC Investment Services LLC, Time Financial, UBS Financial Services, Umpqua Investments, UnionBanc, US Bancorp Investments Inc., UVest, Webster Bank, Wells Fargo, Wellspring Group, White & Associates, Whitney National Bank, Whitney Securities, WHM Companies.

32

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PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. When we receive scheduled or regular premium payments from you through pre-authorized transactions such as, checking deduction (ACH), payroll deduction or through a government allocation arrangement, a summary of these transactions will appear on your annual statement and you will not receive a confirmation statement after each transaction. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

-   Any premium payment in excess of $1,000,000 is subject to our approval.

In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC) (See Federal Tax Considerations section for additional information on MEC policies). If we receive a subsequent premium payment that would cause the Policy to become a MEC, we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and provide you with the opportunity to correct the MEC status as specified in the notice. You have 2 weeks from the date of the notice to respond.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, the premium payment will be considered not in good order. We will hold the payment without interest and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.

These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.

In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance. If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance, the premium payment will be considered not in good order and we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will return the excess premium payment to you and await further instructions.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, we will hold the payment without interest and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy. The owner will be notified of our action after the premium payment has been credited.

ALLOCATION OF PREMIUM PAYMENTS

Any premiums we receive prior to the issuance of the Policy will be held in a non-interest bearing suspense account during the underwriting process. After the Policy is issued, premium payments are not applied to the Policy until they are received in good order at the addresses below or received by us via wire.

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INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. Any Net Premium received by us in good order prior to the end of the Right to Examine period, will be allocated to the Hartford Money Market HLS Fund Sub-Account based on the next computed value of the Hartford Money Market HLS Fund Sub-Account. Upon the expiration of the Right to Examine Period, we will automatically allocate the value in the Hartford Money Market HLS Fund to the Fixed Account (if applicable) and the Sub-Accounts according to your premium allocation instructions. (For policies issued by Hartford Life Insurance Company, if your policy was issued as a result of a replacement, we will automatically move the money from the Hartford Money Market HLS Fund Sub-Account to the Sub-Accounts and the Fixed Account based on the instructions in the application 10 days after the policy was issued, not at the end of the Free Look period.)

SUBSEQUENT NET PREMIUMS -- For subsequent Net Premium Payments, you may send allocation instructions to the addresses below in accordance with our then current procedures. If you make a subsequent premium payment and do not provide us with allocation instructions, we will allocate the premium payment among the Sub-Accounts and the Fixed Account in accordance with your most recent allocation instructions. Any allocation instructions will be effective upon receipt by us in good order and will apply only to premium payments received on or after that date. Subsequent premium payments received by us in good order will be credited to your Policy based on the next computed value of a Sub-Account following receipt of your premium payment. Net Premiums allocated to the Fixed Account will be credited to your Policy.

You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.

HOW TO SEND PREMIUM PAYMENTS

MAIL

You should send premium payments to the following lockbox address:

The Hartford
PO Box 64273
St. Paul, MN 55164-0273

or

To our Individual Life Operations Center at:
The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

WIRE

You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order.

If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, automatically amend your allocation instructions to replace the liquidated fund with the Money Market Fund.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made at the end of the Valuation Period after the request or payment is received by us in good order at the Individual Life Operations Center. If we receive your request or payment in good order before the close of the New York Stock Exchange, it will be applied as of the same Valuation Day. If we

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34

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receive your request or payment in good order after the close of the New York
Stock Exchange, it will be invested on the next Valuation Day. If we receive your request or payment in good order on a non-Valuation Day, it will be invested on the next Valuation Day. Requests for Sub-Account transfers received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners.

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- You have four death benefit options available. Options A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy, however, you may change from Option B to Option D.

- OPTION A (LEVEL OPTION) Under this option, the death benefit is the current Face Amount.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION) Under this option, the death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the insured's death.

- OPTION C (RETURN OF PREMIUM OPTION) Under this option, the death benefit is the current Face Amount, plus the sum of the premiums paid. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million.

- OPTION D (DECREASING OPTION) Under this option, the death benefit is the current Face Amount, plus the lesser of:

       - the Account Value on the date we receive due proof of the insured's death; or

       - the Account Value on the date of the change from death benefit Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If the insured dies before the Monthly Activity Date after we receive your request, we will pay the death benefit as if you had never changed your death benefit option.

The following changes are allowed without evidence of insurability:

- You may change Option A (Level Option) to Option B (Return of Account Value Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, decreased by the then current Account Value.

- You may change from Option B (Return of Account Value Option) to Option D (Decreasing Option). The Option D death benefit is the current Face Amount increased by the lesser of:

       - the Account Value on the date we receive due proof of death of the insured; or

       - the Account Value on the date of you changed the death benefit option from Option B (Return of Account Value)

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                                                                          35

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       to Option D (Decreasing Option), reduced by any withdrawals.

- You may change Option C (Return of Premium Option) to Option A (Level Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change.

In addition, you may change from Option B (Return of Account Value Option) to Option A (Level Option). However, if this change would result in a Face Amount that exceeds our guidelines and limitations that may be in effect, you must provide evidence of insurability satisfactory to us. If you do, the Face Amount will become the Face Amount immediately prior to the option change increased by the Account Value on the date of the option change.

You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT

                                                                A          B
--------------------------------------------------------------------------------
 Face Amount                                                  $50,000    $50,000
 Account Value                                                 23,000     17,000
 Specified Percentage                                            250%       250%
 Death Benefit Option                                           Level      Level

In Example A, the death benefit equals $57,500, i.e., the greater of $50,000 (the Face Amount) or $57,500 (the Account Value at the date of death of $23,000, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $50,000, i.e., the greater of $50,000 (the Face Amount) or $42,500 (the Account Value of $17,000, multiplied by the specified percentage of 250%).


VALID DEATH CLAIMS -- The Company will pay the death proceeds (death benefit less indebtedness) to the beneficiary normally within seven days after proof of death of the insured is received by us, at the Individual Life Operations Center, and the Company has: 1) verified the validity of the claim; 2) received all required beneficiary forms and information; 3) completed all investigations of the claim; and 4) determined all other information has been received and is in good order.


UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the monthly deduction amount for the first month after the effective date of the increase is made. Any unscheduled increase will be subject to additional Monthly Per $1,000 Charges, additional cost of insurance charges and additional surrender charges, all of which are based on the attained age of the insured at the time of the increase. We will send you additional policy specification pages describing these charges.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. If you elect to decrease your Face Amount, the decrease will result in an overall reduction of charges because the amount of insurance coverage has decreased. However, the rate of charges will remain the same. The remaining Face Amount must not be less than that specified in our minimum rules then in effect.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY


SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date we receive your request in writing at our Designated Address or the date you request your surrender, (our current administration rules allow a policy owner to designate a future surrender date, no more than ten calendar days from the date we receive the request) whichever is later.

36

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WITHDRAWALS -- One withdrawal is allowed per calendar month. You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

We will normally pay You the amount of the Withdrawal or Cash Surrender Value, less any taxes and applicable charges, within seven calendar days of Our receipt of a good order request. We may, however, delay payment of amounts from the Sub-Accounts if the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, the Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners. In addition, we may delay payment of proceeds that are not attributable to the Sub-Accounts for up to six months for the date of Our receipt of a good order request.

LOANS

AVAILABILITY OF LOANS -- At any time while the Policy is in force and has a Cash Surrender Value, You may obtain a loan from Us. We will hold the Policy as sole security for repayment of any such loans taken. We may defer granting a loan, for the period permitted by law but not more than six months, unless the loan is to be used to pay premiums on any policies You have with Us. The minimum loan amount that we will allow is $500. In Tennessee, there is no minimum.

When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Therefore, it is generally advisable to use any Premium Payments made to the Policy while a loan is outstanding to repay the loan. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.0%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the maximum interest rates we will charge on your Indebtedness.

                           PORTION OF                  INTEREST RATE
DURING POLICY YEARS       INDEBTEDNESS                    CHARGED
--------------------------------------------------------------------------------
        1-10                  All                            5%
    11 and later           Preferred                       3.25%
                         Non-Preferred                     4.25%


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                                                                          37

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LAPSE AND REINSTATEMENT

LAPSE AND GRACE PERIOD -- Your policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount and the No Lapse Guarantee is not available.

If the policy goes into default, we will send you a lapse notice to warn you that the policy is in danger of terminating. This notice will be mailed at least 61 days before your coverage is to terminate. It will be mailed both to you and to any assignee of record. This lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium will never be greater than an amount which results in a Cash Surrender Value equal to the current Monthly Deduction Amount plus the next two Monthly Deduction Amounts as of the date your policy goes into default.


We will keep your policy in force for the 61-day period following the date your policy goes into default. We call that period the "Grace Period." However, if we have not received the required premiums (specified in your lapse notice) by the end of the Grace Period, the policy will terminate. If the insured dies during the Grace Period, we will pay the death proceeds reduced by any money you owe us, such as outstanding loans, loan interest or unpaid charges.


NO LAPSE GUARANTEE -- The policy will remain inforce at the end of the policy Grace Period as long as the No Lapse Guarantee is available. The No Lapse Guarantee is available as long as:

-   The policy is issued to an insured age 75 or less;

-   The No Lapse Guarantee Period has not expired; and

- On each Monthly Activity Date during the No Lapse Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals, equal or exceed an amount known as the Cumulative No Lapse Guarantee Premium.

Starting on the effective date of your policy, the length of the No Lapse Guarantee Period is:

-   20 years or to an insured age 75 or if sooner, but never less than 5 years.

-   to age 75 on policies issued to an insured between the ages of 66 and 69; or

-   5 years on policies issued to an insured between the ages of 70 and 75.

While the No Lapse Guarantee is available, we guarantee your Account Value will never be less than zero and your Death Benefit will be at least equal to the Face Amount. If the insured dies while the No Lapse Guarantee is available, we will pay the death proceeds.

If there is any increase or decrease in the Face Amount, or any change in rider coverage or a change in insurance class, a new monthly No Lapse Guarantee Premium will be calculated. We will send you a notice of the new monthly No Lapse Guarantee Premium, which will be used in calculating the Cumulative No Lapse Guarantee Premium in subsequent months.

ENHANCED NO LAPSE GUARANTEE RIDER -- If you select the Enhanced No Lapse Guarantee Rider, it lets you extend the No Lapse Guarantee Period as follows:

- If the insured is age 60 or younger you may choose to extend the No Lapse Guarantee Period to 20 years;

- If the insured is between the ages of 61 and 69 you may choose to extend the No Lapse Guarantee Period to age 80;

- If the insured is between the ages of 70 and 80 you may choose to extend the No Lapse Guarantee to 10 years;

- If the insured is between the ages of 81 and 85 you may choose to extend the No Lapse Guarantee Period to age 90.

With the Enhanced No Lapse Guarantee Rider, the policy will go into default after the 10th policy anniversary if the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount. If the policy goes into default after the 10th policy anniversary, and the No Lapse Guarantee remains available under the Enhanced No Lapse Guarantee Rider, the policy will remain in force with the following modifications:

-   the death benefit option will be Option A (Level Option);

- all riders other than the Enhanced No Lapse Guarantee Rider and the Child Insurance Rider, if applicable, will terminate;

-   any future scheduled increases in the Face Amount will be cancelled; and

- no death benefit option changes will be allowed while the policy remains in default.

LIFETIME NO LAPSE GUARANTEE RIDER -- If you select the Lifetime No Lapse Guarantee Rider, it lets you extend the No Lapse Guarantee Period to the end of the life of the insured.

With the Lifetime No Lapse Guarantee Rider, the policy will go into default if the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount. If the policy goes into default, and the No Lapse Guarantee remains available under the Lifetime No Lapse Guarantee Rider, the policy will remain in force with the following modifications:

-   the death benefit option will be Option A (Level Option);

- all riders other than the Enhanced No Lapse Guarantee Rider and the Child Insurance Rider, if applicable, will terminate;

-   any future scheduled increases in the Face Amount will be cancelled; and

- no death benefit option changes will be allowed while the policy remains in default.

GRACE PERIOD FOR LIFETIME NO LAPSE GUARANTEE RIDER -- If on any Monthly Activity Date, after the second policy anniversary, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, are less than the Cumulative No Lapse Guarantee Premium on the Monthly Activity Date 24 months prior to the current Monthly Activity

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Date, a No Lapse Guarantee Grace Period of 61 days will begin. A notice will be mailed at least 30 days prior to termination of the No Lapse Guarantee. It will be mailed both to you and to any assignee of record, at the last known address(es). That notice will warn you that you are in danger of losing the Lifetime No Lapse Guarantee and will tell you the amount of premium you need to pay to continue the Lifetime No Lapse Guarantee.

The Lifetime No Lapse Guarantee will be removed from the policy if the required premium is not paid by the end of the Lifetime No Lapse Guarantee Grace Period. You will receive a written notification of the change and the Lifetime No Lapse Guarantee will never again be available or in effect on the policy. Loss of the No Lapse Guarantee at the end of the No Lapse Guarantee Grace Period does not automatically cause the policy to terminate; however the policy will terminate if the continued existence of the No Lapse Guarantee was what was preventing the policy from terminating.

The No Lapse Guarantee Grace Period is only available to the Lifetime No Lapse Guarantee Rider.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

-   You request reinstatement in writing within five years after termination;

-   You submit satisfactory evidence of insurability to us;

- any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

The Account Value on the reinstatement date equals:

-   the Cash Value at the time of policy termination; plus

- net Premiums derived from premiums paid at the time of policy reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

- the Surrender Charge at the time of policy reinstatement. The Surrender Charge is based on the duration from the original policy date.

FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

Although this discussion addresses some of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements or other employee benefits arrangements, the discussion is by no means exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

The federal, as well as the state and local, tax laws and regulations may require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax

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                                                                          39

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returns is accurate based on your books and record. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the policy.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. However, there are exceptions to this general rule. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.

At the time We issue the Policy, You must irrevocably elect one of the following tests to qualify the Policy as life insurance under section 7702 of the Code:
(a) the cash value accumulation test; or (b) the guideline premium and cash value corridor test.

Under the cash value accumulation test, a Policy's Death Benefit must be large enough to ensure that the Policy's Account Value is never larger than the net single premium that is needed to fund future benefits under the Policy. The net single premium under the Policy varies according to the age(s), sex(es) and underwriting class(s) of the insured(s) and is calculated in accordance with section 7702 and used to determine the minimum death benefit percentages stated in the Policy.

The guideline premium and cash value corridor test is made up of two components, each of which must be satisfied in order to qualify as life insurance under section 7702. Under the guideline premium portion of the test, the total premiums you pay cannot exceed your Policy's guideline premium limit. The guideline premium limit is the greater of the guideline single premium or the sum of the guideline level premiums to date. Under the cash value corridor portion of the test, the Policy's Death Benefit may not be less than the Policy Account Value multiplied by the minimum death benefit percentages set forth in section 7702 (and stated in the Policy).

There is some uncertainty as to the proper determination of the premium limits for purposes of Section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in Section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

FOR POLICIES WITH THE MATURITY DATE EXTENSION RIDER ONLY: The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life

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insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

DIVERSIFICATION REQUIREMENTS

The Code requires that each sub-account of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private ruling letter ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings, it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, indicates that amplified by Rev. Rul. 2007-7, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

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DISTRIBUTIONS OTHER THAN DEATH BENEFITS

Under existing provisions of the Code, increases in a policy owner's Investment Value are generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender or maturity, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX -- GENERALLY

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner.

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Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

EMPLOYER-OWNED LIFE INSURANCE, NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Code Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j) applies.

An "employer-owned life insurance contract" is defined as a life insurance contract which --

    (i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and

    (ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.

Notice and consent is generally satisfied if, before the contract is issued, the employee --

- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,

- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and

- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.

If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).

Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.

Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.

Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.

TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford, the Owner(s) or other persons involved in transactions involving life insurance contracts. It is the responsibility of each party, in consultation with their tax and legal advisors, to determine whether the particular facts and circumstances warrant such disclosure.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS

If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan,

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the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.

The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.

The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.

A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.

In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25. Transfers may adversely affect the qualified plan if certain conditions are not met.

Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").

Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.

FOR POLICIES WITH THE LIFE ACCESS BENEFIT RIDER ONLY:

SPECIAL CONSIDERATIONS REGARDING THE LIFEACCESS ACCELERATED BENEFIT RIDER

The following is based on our general understanding of current Federal tax laws and is not intended as legal or tax advice. The policy owner should consult a qualified personal tax advisor to determine the consequences of purchasing and exercising the benefits provided by the Rider.

The LifeAccess Accelerated Benefit Rider allows a policy owner to accelerate all or a portion of their Death Benefit and any term amount (each as determined at the time of initial payment) if the Insured provides valid certification that the Insured is Chronically Ill, as defined in the Rider, and otherwise satisfies the terms of the Rider. We have designed this Rider so that the benefits paid under the Rider will be treated for federal income tax purposes as accelerated death benefits under Section 101(g)(1)(B) of the Code. The benefit is intended to qualify for exclusion from income subject to the qualification requirements under applicable provisions of the Code, which are dependent on the recipient's particular circumstances. Subject to state variations, a policy owner may elect to receive the accelerated benefit in monthly payments or in a lump sum, as described in the policy. Receipt of an accelerated benefit payable monthly may be treated differently than if you receive the payment in a lump sum for Federal tax purposes. Accelerated benefits under this Rider may be taxable as income. You should consult a personal tax advisor before purchasing the Rider or applying for benefits.

The exclusion from income tax for accelerated death benefits does not apply to any amounts paid to a policy owner other than the Insured if the policy owner has an insurable interest with respect to the life of the Insured by reason of the Insured being an officer, employee or director of the policy owner or by reason of the Insured being financially interested in any trade or business carried on by the policy owner. In addition, special rules apply to determine the taxability of benefits when there is more than one contract providing accelerated benefits on account of chronic illness and/or other insurance policies on the Insured that will pay similar benefits, and more than one policy owner. Where the owner and insured are not the same (e.g., when a policy with the Rider is owned by an irrevocable life insurance trust), other tax considerations may also arise in connection with getting benefits to the Insured, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of the life insurance policy or policy proceeds for estate tax purposes.

Death Benefit, Account Value, Cash Value and the Loan Account Value, if any, will be reduced if your receive accelerated death benefits under this Rider. Any adjustments made to the Death Benefit and other values as a result of payments under the Rider will also generally cause adjustments to the tax limits that apply to your policy. Any amount you receive as an accelerated death benefit will reduce the amount the named Beneficiary(ies) under the Policy may receive upon the death of the Insured.

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The Rider is not intended to be a health contract or a qualified long term care insurance contract under section 7702B(b) of the Code nor is it intended to be a non-qualified long term care contract and it is not intended or designed to eliminate the need for such coverage.

The policy owner's and/or the policy owner's spouse or dependents' eligibility for certain public assistance programs, such as Medicaid, and other government benefits or entitlements may be affected by owning this Rider or by receiving benefits under the Rider.

Although we do not believe the charges for this Rider should be treated as distributions for income tax purposes, there is a possibility that the charges may be considered distributions and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. Charges for the Rider are not deductible as medical expenses for income tax purposes.

Certain transfers-for-value of a life insurance policy cause the policy's death benefit to be subject to income tax when paid. If there is such a transfer-for-value, benefits accelerated under this Rider may also be subject to income tax.

For income tax purposes, payment of benefits will be reported to the policy owner. The policy owner must then file the applicable IRS form to determine the amounts to be included or excluded from income for the applicable tax year. If there is more than one accelerated death benefit rider for chronic illness, other insurance policies on the Insured that will pay similar benefits, or any other reimbursement of the Insured's expenses, receipt of all such benefits must be considered to determine your tax obligation.

LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

FINANCIAL INFORMATION


We have included the financial statements for the Company and the Separate Account for the year ended December 31, 2010 in the Statement of Additional Information (SAI).


To receive a copy of the SAI free of charge, call your Financial Professional or write to us at:

The Hartford
P.O. Box 2999
Hartford, CT 06104-2999


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GLOSSARY OF SPECIAL TERMS

1933 ACT: Refers to the Securities Act of 1933, as amended.

1940 ACT: Refers to the Investment Company Act of 1940, as amended.

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

APPLICATION: A form or set of forms that must be completed and signed by the prospective Owner and each Insured before We can issue a Policy.


BENEFIT NET AMOUNT AT RISK: the Benefit amount at risk equals the policy death benefit plus any joint term insurance amount multiplied by the LifeAccess Specified Percentage minus the Policy Account Value.



BENEFIT PERCENTAGE: the percentage of the Eligible Amount used to calculate the Benefit. This percentage is selected by You when the Benefit is applied for and cannot be greater than 100%. The benefit percentage is set at issue.



BENEFIT PERIOD: a period of time not to exceed twelve consecutive months. Such Period begins on the later of: (a) the date We approve a request for an Accelerated Benefit, or (b) the date all Conditions for Eligibility of Benefit Payments have been satisfied, and ends on the earlier of: (c) the end of twelve consecutive months, or (d) the date benefit payments end as described under the When Benefit Payments End provision.


BENEFICIARY: The person or persons designated in the Application or the most recent Beneficiary designation in our files, to whom insurance proceeds are paid.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.


COGNITIVE IMPAIRMENT: the deterioration or loss of the Insured's intellectual capacity which is confirmed by a Licensed Health Care Practitioner and measured by clinical evidence and standardized tests that reliably measure the Insured's impairment in: short or long term memory, orientation as to person, place and time, deductive or abstract reasoning, or judgment as it relates to safety awareness.


COMPANY (ISSUING COMPANY) -- Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. The name of the company that issues your policy appears on the policy and is determined primarily by the state where you purchased the policy.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: The premium required to maintain the No-Lapse guarantee.

DESIGNATED ADDRESS: Our address for receiving premium payments and other policyholder requests.

The Designated Address for sending premium payments is The Hartford, P.O. Box 64273, St. Paul, MN 55164-0273 or to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

The Designated Address for sending all other policy holder transactions is to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.


DIMINISHED LIFE EXPECTANCY: a Physician has certified that the Specified Insured has an illness or medical condition that is reasonably expected to result in the death of the Specified Insured within 12 months or less from the date of the certification.



ELIGIBLE AMOUNT: is the current Face Amount of the Policy and any term insurance Rider covering the Specified Insured attached to the Policy that is not within two years of expiry.


GOOD ORDER: means all necessary documents and forms are complete and in our possession.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.


LICENSED HEALTH CARE PRACTITIONER: any physician (as defined in section 1861(r)(1) of the Social Security Act) and any registered professional nurse, licensed social worker or other individual who meets such requirements as may be prescribed by the Secretary of Treasury. The Licensed Health Care Practitioner:
(1) must be acting within the scope of his or her license in the state of licensure when providing Written Certification or Written Re-Certification required by this Rider; and (2) may not be You, the Insured, or Your or the Insured's immediate family. LICENSED HEALTH CARE PRACTITIONERS THAT PROVIDE DIAGNOSIS AND TREATMENTS TO INSURED, MUST RESIDE INSIDE THE UNITED STATES.



LIFETIME BENEFIT AMOUNT: the maximum amount that may be accelerated during the lifetime of the Insured and while the Rider remains in effect. The Lifetime Benefit Amount is equal to: (1) the Eligible Amount; times (2) the LifeAccess Specified Percentage. Where: (A) ELIGIBLE AMOUNT on the Policy Date equals the initial Face Amount plus any term insurance amount covering the Insured under the Policy; thereafter Eligible Amount equals current Death Benefit plus any term insurance amount covering the Insured under the Policy; and (B) LIFEACCESS SPECIFIED PERCENTAGE equals 100% of the Eligible Amount, unless You have elected Death Benefit Option A at the time of application for the Rider, in which case You may select a percentage at that time, such percentage not to


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exceed 100% or result in a Lifetime Benefit Amount of less than Our minimum rules then in effect. The LifeAccess Specified Percentage is shown in the Additional Benefits and Rider section of the Policy Specifications and will remain fixed for the life of the Rider. Acceleration of benefits will reduce the Lifetime Benefit Amount in accordance with the Impact of Rider Benefits on Policy and Rider provision. In addition, transactions made under the Policy, such as Face Amount Increases and Decreases and Loans, will impact the Eligible Amount in the same manner that such transactions impact the Policy's Death Benefit.


LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MATURITY DATE: The date on which your policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load.

NO-LAPSE GUARANTEE PREMIUM: The amount of monthly premium required to keep the No-Lapse guarantee available, as shown in the policy's specifications page, and used to calculate the Cumulative No-Lapse Guarantee Premium.


PHYSICIAN: a doctor of medicine or osteopathy legally authorized to practice medicine and surgery by the State in which he performs such function or action. For purposes of this definition, a "State" means each of the United States of America, the District of Columbia and the Commonwealth of Puerto Rico. The physician may not be the Specified Insured, a member of the Specified Insured's immediate family or the Owner of the Policy.



PLAN OF CARE: a written plan for care designed especially for the Insured by a Licensed Health Care Practitioner specifying the Services needed by the Chronically Ill Insured.



PROOF OF DIMINISHED LIFE EXPECTANCY: You must supply Proof of Diminished Life Expectancy, without expense to Us, with each request for an accelerated payment of the death benefit. Proof must include, but is not limited to, a statement by a Physician attesting to the Specified Insured's life expectancy, and must be in Writing and satisfactory to Us.


PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.


SUBSTANTIAL ASSISTANCE: stand-by or hands-on assistance from another person without which the Insured receiving such assistance would be unable to perform the Activity for Daily Living. Stand-by assistance means the presence of another person within arm's reach of the Insured that is necessary to prevent, by physical intervention, injury to the Insured while he/she is performing the Activity for Daily Living. Hands-on assistance means the direct physical assistance of another person.


SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading. Values of each Sub-Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US, OUR: Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.


WRITTEN CERTIFICATION: written documentation obtained by You, at Your or the Insured's expense, from a Licensed Health Care Practitioner certifying that the Insured is Chronically Ill as defined herein and specifying that Services are likely to be needed for the rest of the Insured's Life. Such Written Certification must have been made within the 12-month period preceding the date of each request for an Accelerated Benefit.



WRITTEN RE-CERTIFICATION: Written Certification that We will require from You at least annually prior to the start of each Benefit Period following the initial Benefit Period in order for You to be eligible for an Accelerated Benefit payment in such subsequent Benefit Period, provided all other Conditions for Eligibility for Benefit Payments are met. Such Written Re-Certification must have been made within the 12-month period preceding the date of each request for an Accelerated Benefit.


YOU, YOUR: the owner of the policy.


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WHERE YOU CAN FIND MORE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.


811-3072-03



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                                     PART B

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STATEMENT OF ADDITIONAL INFORMATION (PART B)
STAG PROTECTOR II VARIABLE UNIVERSAL LIFE
SEPARATE ACCOUNT VL I
HARTFORD LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 2, 2011.



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 2, 2011.



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TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                           5


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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life Insurance Company is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on September 18, 1992. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 25, 2011 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL I as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").


Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2010: $2,289,947; 2009:
$2,404,745; and 2008: $6,039,535. HESCO did not retain any of these commissions.


HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are Financial Professionals ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

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Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL I.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

No change in the terms or conditions of a policy will be made without your consent.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

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                                                                           5

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FINANCIAL STATEMENTS


The financial statements of the Company and the Separate Account for the period ended December 31, 2010 follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.


For the most recent quarterly financial statement information for Hartford Life Insurance Company visit www.hartfordinvestor.com. Requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL I AND THE BOARD OF DIRECTORS OF
HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account VL I (the "Account") as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the fund managers, where replies were not received from the fund managers; we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account VL I as of December 31, 2010, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 30, 2011

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS        INVESCO V.I.
                                    INTERNATIONAL           SMALL/MID CAP           INTERNATIONAL              CAPITAL
                                   VALUE PORTFOLIO         VALUE PORTFOLIO         GROWTH PORTFOLIO       APPRECIATION FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                      --                      --                      --
   Class IB                                   --                      --                      --                      --
   Other class                            88,148                  54,125                  33,581                  13,577
                                     ===========              ==========              ==========              ==========
  Cost:
   Class IA                                   --                      --                      --                      --
   Class IB                                   --                      --                      --                      --
   Other class                        $2,065,777                $886,062                $920,257                $305,265
                                     ===========              ==========              ==========              ==========
  Market Value:
   Class IA                                   --                      --                      --                      --
   Class IB                                   --                      --                      --                      --
   Other class                        $1,301,950                $913,098                $612,518                $316,354
 Due from Hartford Life
  Insurance Company                           --                      --                      --                      --
 Receivable from fund shares
  sold                                        --                      --                      --                      --
 Other assets                                 --                      --                      --                      --
                                     -----------              ----------              ----------              ----------
 Total Assets                          1,301,950                 913,098                 612,518                 316,354
                                     -----------              ----------              ----------              ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                      --                      --                      --
 Payable for fund shares
  purchased                                   --                      --                      --                      --
 Other liabilities                            --                      --                      --                      --
                                     -----------              ----------              ----------              ----------
 Total Liabilities                            --                      --                      --                      --
                                     -----------              ----------              ----------              ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $1,301,950                $913,098                $612,518                $316,354
                                     ===========              ==========              ==========              ==========

                                   INVESCO V.I.           INVESCO V.I.           INVESCO V.I.            INVESCO V.I.
                                       CORE              INTERNATIONAL           MID CAP CORE             SMALL CAP
                                   EQUITY FUND            GROWTH FUND             EQUITY FUND            EQUITY FUND
                                 SUB-ACCOUNT (B)        SUB-ACCOUNT (C)         SUB-ACCOUNT (D)        SUB-ACCOUNT (E)
-----------------------------  -------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                     --                      --                     --
   Class IB                                 --                     --                      --                     --
   Other class                           5,835                 10,781                 113,030                 19,254
                                    ==========             ==========             ===========             ==========
  Cost:
   Class IA                                 --                     --                      --                     --
   Class IB                                 --                     --                      --                     --
   Other class                        $144,777               $268,501              $1,320,430               $283,883
                                    ==========             ==========             ===========             ==========
  Market Value:
   Class IA                                 --                     --                      --                     --
   Class IB                                 --                     --                      --                     --
   Other class                        $157,729               $309,312              $1,400,441               $318,262
 Due from Hartford Life
  Insurance Company                         --                     15                   4,725                      8
 Receivable from fund shares
  sold                                      --                     --                      --                     --
 Other assets                               --                     --                      --                     --
                                    ----------             ----------             -----------             ----------
 Total Assets                          157,729                309,327               1,405,166                318,270
                                    ----------             ----------             -----------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                     --                      --                     --
 Payable for fund shares
  purchased                                 --                     15                   4,725                      8
 Other liabilities                          --                     --                      --                     --
                                    ----------             ----------             -----------             ----------
 Total Liabilities                          --                     15                   4,725                      8
                                    ----------             ----------             -----------             ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $157,729               $309,312              $1,400,441               $318,262
                                    ==========             ==========             ===========             ==========

(a)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(b) Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(c)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

(d) Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30, 2010.

(e)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                                      AMERICAN FUNDS
                                           INVESCO V.I.        INVESCO V.I.       AMERICAN FUNDS        BLUE CHIP
                                             CAPITAL              GLOBAL              ASSET             INCOME AND
                                         DEVELOPMENT FUND    MULTI-ASSET FUND    ALLOCATION FUND       GROWTH FUND
                                         SUB-ACCOUNT (F)     SUB-ACCOUNT (G)       SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                  --                  --                  --
   Class IB                                         --                  --                  --                  --
   Other class                                  20,343               6,734             506,705             471,201
                                            ==========          ==========          ==========          ==========
  Cost:
   Class IA                                         --                  --                  --                  --
   Class IB                                         --                  --                  --                  --
   Other class                                $393,791             $98,668          $7,550,417          $4,256,211
                                            ==========          ==========          ==========          ==========
  Market Value:
   Class IA                                         --                  --                  --                  --
   Class IB                                         --                  --                  --                  --
   Other class                                $272,805            $102,694          $8,193,414          $4,325,628
 Due from Hartford Life Insurance
  Company                                           --                  --                 109                 199
 Receivable from fund shares sold                   --                  --                  --                  --
 Other assets                                       --                  --                  --                  --
                                            ----------          ----------          ----------          ----------
 Total Assets                                  272,805             102,694           8,193,523           4,325,827
                                            ----------          ----------          ----------          ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                  --                  --                  --
 Payable for fund shares purchased                  --                  --                 109                 199
 Other liabilities                                  --                  --                   1                  --
                                            ----------          ----------          ----------          ----------
 Total Liabilities                                  --                  --                 110                 199
                                            ----------          ----------          ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $272,805            $102,694          $8,193,413          $4,325,628
                                            ==========          ==========          ==========          ==========


                                                              AMERICAN FUNDS
                                          AMERICAN FUNDS          GLOBAL           AMERICAN FUNDS        AMERICAN FUNDS
                                            BOND FUND          GROWTH FUND          GROWTH FUND        GROWTH-INCOME FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                  --                    --                    --
   Class IB                                         --                  --                    --                    --
   Other class                                 633,890             288,475               309,978               444,850
                                            ==========          ==========          ============          ============
  Cost:
   Class IA                                         --                  --                    --                    --
   Class IB                                         --                  --                    --                    --
   Other class                              $7,125,954          $4,157,172           $13,426,056           $13,653,533
                                            ==========          ==========          ============          ============
  Market Value:
   Class IA                                         --                  --                    --                    --
   Class IB                                         --                  --                    --                    --
   Other class                              $6,693,877          $6,196,442           $16,844,177           $15,236,115
 Due from Hartford Life Insurance
  Company                                           10                 349                 4,297                 1,944
 Receivable from fund shares sold                   --                  --                    --                    --
 Other assets                                       --                  --                    --                    --
                                            ----------          ----------          ------------          ------------
 Total Assets                                6,693,887           6,196,791            16,848,474            15,238,059
                                            ----------          ----------          ------------          ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                  --                    --                    --
 Payable for fund shares purchased                  10                 349                 4,297                 1,944
 Other liabilities                                  --                   1                    29                     5
                                            ----------          ----------          ------------          ------------
 Total Liabilities                                  10                 350                 4,326                 1,949
                                            ----------          ----------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $6,693,877          $6,196,441           $16,844,148           $15,236,110
                                            ==========          ==========          ============          ============

(f)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(g) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                         AMERICAN FUNDS         FIDELITY VIP
                                           AMERICAN FUNDS         AMERICAN FUNDS          GLOBAL SMALL          ASSET MANAGER
                                         INTERNATIONAL FUND       NEW WORLD FUND      CAPITALIZATION FUND         PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                    --                     --                    --
   Class IB                                           --                    --                     --                    --
   Other class                                   573,215               201,279                233,933                56,005
                                             ===========            ==========             ==========             =========
  Cost:
   Class IA                                           --                    --                     --                    --
   Class IB                                           --                    --                     --                    --
   Other class                                $8,040,378            $3,021,446             $3,121,368              $894,692
                                             ===========            ==========             ==========             =========
  Market Value:
   Class IA                                           --                    --                     --                    --
   Class IB                                           --                    --                     --                    --
   Other class                               $10,306,405            $4,647,521             $4,994,473              $814,319
 Due from Hartford Life Insurance
  Company                                          4,775                    90                    194                    --
 Receivable from fund shares sold                     --                    --                     --                    --
 Other assets                                         --                    --                      2                    --
                                             -----------            ----------             ----------             ---------
 Total Assets                                 10,311,180             4,647,611              4,994,669               814,319
                                             -----------            ----------             ----------             ---------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             --                    --                     --                    --
 Payable for fund shares purchased                 4,775                    90                    194                    --
 Other liabilities                                     2                    --                     --                    --
                                             -----------            ----------             ----------             ---------
 Total Liabilities                                 4,777                    90                    194                    --
                                             -----------            ----------             ----------             ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $10,306,403            $4,647,521             $4,994,475              $814,319
                                             ===========            ==========             ==========             =========

                                            FIDELITY VIP           FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                            EQUITY-INCOME         CONTRAFUND(R)           OVERSEAS              MID CAP
                                              PORTFOLIO             PORTFOLIO             PORTFOLIO            PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                    --                   --                    --
   Class IB                                           --                    --                   --                    --
   Other class                                   628,230               152,154               52,511               117,472
                                             ===========            ==========            =========            ==========
  Cost:
   Class IA                                           --                    --                   --                    --
   Class IB                                           --                    --                   --                    --
   Other class                               $13,540,971            $4,461,534             $913,878            $3,486,559
                                             ===========            ==========            =========            ==========
  Market Value:
   Class IA                                           --                    --                   --                    --
   Class IB                                           --                    --                   --                    --
   Other class                               $11,942,313            $3,574,087             $880,614            $3,774,384
 Due from Hartford Life Insurance
  Company                                          1,632                    --                   --                    42
 Receivable from fund shares sold                     --                    --                   --                    --
 Other assets                                         --                    --                   --                    --
                                             -----------            ----------            ---------            ----------
 Total Assets                                 11,943,945             3,574,087              880,614             3,774,426
                                             -----------            ----------            ---------            ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             --                    --                   --                    --
 Payable for fund shares purchased                 1,632                    --                   --                    42
 Other liabilities                                    --                    --                   --                    --
                                             -----------            ----------            ---------            ----------
 Total Liabilities                                 1,632                    --                   --                    42
                                             -----------            ----------            ---------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $11,942,313            $3,574,087             $880,614            $3,774,384
                                             ===========            ==========            =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                           FIDELITY VIP        FIDELITY VIP        FIDELITY VIP          FRANKLIN
                                           FREEDOM 2010        FREEDOM 2020        FREEDOM 2030           INCOME
                                            PORTFOLIO           PORTFOLIO           PORTFOLIO         SECURITIES FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                  --                 --                    --
   Class IB                                         --                  --                 --                    --
   Other class                                  21,904              11,201                589               194,901
                                            ==========          ==========           ========           ===========
  Cost:
   Class IA                                         --                  --                 --                    --
   Class IB                                         --                  --                 --                    --
   Other class                                $210,302             $97,255             $4,026            $3,211,811
                                            ==========          ==========           ========           ===========
  Market Value:
   Class IA                                         --                  --                 --                    --
   Class IB                                         --                  --                 --                    --
   Other class                                $231,304            $118,168             $5,992            $2,888,436
 Due from Hartford Life Insurance
  Company                                           --                  --                 --                   260
 Receivable from fund shares sold                   --                  --                 --                    --
 Other assets                                       --                  --                 --                    --
                                            ----------          ----------           --------           -----------
 Total Assets                                  231,304             118,168              5,992             2,888,696
                                            ----------          ----------           --------           -----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                  --                 --                    --
 Payable for fund shares purchased                  --                  --                 --                   260
 Other liabilities                                  --                  --                 --                    --
                                            ----------          ----------           --------           -----------
 Total Liabilities                                  --                  --                 --                   260
                                            ----------          ----------           --------           -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $231,304            $118,168             $5,992            $2,888,436
                                            ==========          ==========           ========           ===========

                                             FRANKLIN             FRANKLIN
                                             SMALL CAP            STRATEGIC                                TEMPLETON
                                               VALUE               INCOME            MUTUAL SHARES          FOREIGN
                                          SECURITIES FUND      SECURITIES FUND      SECURITIES FUND     SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                   --                   --                  --
   Class IB                                          --                   --                   --                  --
   Other class                                  224,905               92,324              265,120               8,363
                                            ===========          ===========          ===========          ==========
  Cost:
   Class IA                                          --                   --                   --                  --
   Class IB                                          --                   --                   --                  --
   Other class                               $3,020,504           $1,094,491           $4,598,919            $104,553
                                            ===========          ===========          ===========          ==========
  Market Value:
   Class IA                                          --                   --                   --                  --
   Class IB                                          --                   --                   --                  --
   Other class                               $3,654,703           $1,199,284           $4,228,670            $119,500
 Due from Hartford Life Insurance
  Company                                         4,733                   15                   69                  15
 Receivable from fund shares sold                    --                   --                   --                  --
 Other assets                                        --                   --                   --                  --
                                            -----------          -----------          -----------          ----------
 Total Assets                                 3,659,436            1,199,299            4,228,739             119,515
                                            -----------          -----------          -----------          ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                   --                   --                  --
 Payable for fund shares purchased                4,733                   15                   69                  15
 Other liabilities                                   --                   --                   --                  --
                                            -----------          -----------          -----------          ----------
 Total Liabilities                                4,733                   15                   69                  15
                                            -----------          -----------          -----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $3,654,703           $1,199,284           $4,228,670            $119,500
                                            ===========          ===========          ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            TEMPLETON            MUTUAL              TEMPLETON             HARTFORD
                                             GROWTH         GLOBAL DISCOVERY        GLOBAL BOND            ADVISERS
                                         SECURITIES FUND     SECURITIES FUND      SECURITIES FUND          HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (H)
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                        --                   --                   --               984,135
   Class IB                                        --                   --                   --                    --
   Other class                                 38,472               78,179              156,438                    --
                                            =========          ===========          ===========          ============
  Cost:
   Class IA                                        --                   --                   --           $21,396,568
   Class IB                                        --                   --                   --                    --
   Other class                               $585,903           $1,631,889           $2,625,202                    --
                                            =========          ===========          ===========          ============
  Market Value:
   Class IA                                        --                   --                   --           $19,015,448
   Class IB                                        --                   --                   --                    --
   Other class                               $423,579           $1,625,348           $3,048,983                    --
 Due from Hartford Life Insurance
  Company                                          46                   --                   23                 2,408
 Receivable from fund shares sold                  --                1,069                   --                    --
 Other assets                                      --                   --                   --                     3
                                            ---------          -----------          -----------          ------------
 Total Assets                                 423,625            1,626,417            3,049,006            19,017,859
                                            ---------          -----------          -----------          ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                1,069                   --                    --
 Payable for fund shares purchased                 46                   --                   23                 2,408
 Other liabilities                                 --                   --                   --                    --
                                            ---------          -----------          -----------          ------------
 Total Liabilities                                 46                1,069                   23                 2,408
                                            ---------          -----------          -----------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $423,579           $1,625,348           $3,048,983           $19,015,451
                                            =========          ===========          ===========          ============

                                              HARTFORD              HARTFORD              HARTFORD
                                               TOTAL                CAPITAL               DIVIDEND            HARTFORD
                                            RETURN BOND           APPRECIATION           AND GROWTH        GLOBAL RESEARCH
                                              HLS FUND              HLS FUND              HLS FUND            HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (I)
--------------------------------------  -----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    1,992,476             1,521,350               973,754              1,714
   Class IB                                           --                    --                    --                 --
   Other class                                        --                    --                    --                 --
                                            ============          ============          ============          =========
  Cost:
   Class IA                                  $21,486,150           $63,972,755           $17,630,211            $16,174
   Class IB                                           --                    --                    --                 --
   Other class                                        --                    --                    --                 --
                                            ============          ============          ============          =========
  Market Value:
   Class IA                                  $21,709,843           $64,443,782           $18,987,480            $17,042
   Class IB                                           --                    --                    --                 --
   Other class                                        --                    --                    --                 --
 Due from Hartford Life Insurance
  Company                                          2,018                13,314                 2,792                 --
 Receivable from fund shares sold                     --                    --                    --                 --
 Other assets                                          6                     8                     4                 --
                                            ------------          ------------          ------------          ---------
 Total Assets                                 21,711,867            64,457,104            18,990,276             17,042
                                            ------------          ------------          ------------          ---------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             --                    --                    --                 --
 Payable for fund shares purchased                 2,018                13,314                 2,792                 --
 Other liabilities                                    --                    --                    --                 --
                                            ------------          ------------          ------------          ---------
 Total Liabilities                                 2,018                13,314                 2,792                 --
                                            ------------          ------------          ------------          ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $21,709,849           $64,443,790           $18,987,484            $17,042
                                            ============          ============          ============          =========

(h) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

(i)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                HARTFORD             HARTFORD
                                            HARTFORD           DISCIPLINED            GROWTH              HARTFORD
                                          GLOBAL GROWTH          EQUITY            OPPORTUNITIES         HIGH YIELD
                                            HLS FUND            HLS FUND             HLS FUND             HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     2,857              137,312               82,730              42,324
   Class IB                                        --                   --                   --                  --
   Other class                                     --                   --                   --                  --
                                            =========          ===========          ===========          ==========
  Cost:
   Class IA                                   $45,101           $1,669,688           $2,339,184            $354,656
   Class IB                                        --                   --                   --                  --
   Other class                                     --                   --                   --                  --
                                            =========          ===========          ===========          ==========
  Market Value:
   Class IA                                   $44,625           $1,619,475           $2,139,556            $387,465
   Class IB                                        --                   --                   --                  --
   Other class                                     --                   --                   --                  --
 Due from Hartford Life Insurance
  Company                                          --                   30                1,159                  19
 Receivable from fund shares sold                  --                   --                   --                  --
 Other assets                                      --                    1                   --                  --
                                            ---------          -----------          -----------          ----------
 Total Assets                                  44,625            1,619,506            2,140,715             387,484
                                            ---------          -----------          -----------          ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                   --                   --                  --
 Payable for fund shares purchased                 --                   30                1,159                  19
 Other liabilities                                 --                   --                   --                  --
                                            ---------          -----------          -----------          ----------
 Total Liabilities                                 --                   30                1,159                  19
                                            ---------          -----------          -----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $44,625           $1,619,476           $2,139,556            $387,465
                                            =========          ===========          ===========          ==========

                                                                    HARTFORD
                                              HARTFORD           INTERNATIONAL            HARTFORD             HARTFORD
                                               INDEX             OPPORTUNITIES             MIDCAP            MIDCAP VALUE
                                              HLS FUND              HLS FUND              HLS FUND             HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (J)         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      589,096             1,091,689               463,167              167,351
   Class IB                                           --                    --                    --                   --
   Other class                                        --                    --                    --                   --
                                            ============          ============          ============          ===========
  Cost:
   Class IA                                  $13,703,331           $14,092,967           $10,068,630           $2,072,300
   Class IB                                           --                    --                    --                   --
   Other class                                        --                    --                    --                   --
                                            ============          ============          ============          ===========
  Market Value:
   Class IA                                  $15,434,199           $13,604,266           $12,048,617           $1,727,484
   Class IB                                           --                    --                    --                   --
   Other class                                        --                    --                    --                   --
 Due from Hartford Life Insurance
  Company                                             --                 1,429                 2,451                   --
 Receivable from fund shares sold                 15,079                    --                    --               18,374
 Other assets                                          3                    --                    --                   --
                                            ------------          ------------          ------------          -----------
 Total Assets                                 15,449,281            13,605,695            12,051,068            1,745,858
                                            ------------          ------------          ------------          -----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                         15,079                    --                    --               18,374
 Payable for fund shares purchased                    --                 1,429                 2,451                   --
 Other liabilities                                    --                     3                     2                   --
                                            ------------          ------------          ------------          -----------
 Total Liabilities                                15,079                 1,432                 2,453               18,374
                                            ------------          ------------          ------------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $15,434,202           $13,604,263           $12,048,615           $1,727,484
                                            ============          ============          ============          ===========

(j) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                                                  HARTFORD
                                              HARTFORD               HARTFORD              HARTFORD           U.S. GOVERNMENT
                                            MONEY MARKET          SMALL COMPANY              STOCK               SECURITIES
                                              HLS FUND               HLS FUND              HLS FUND               HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   27,863,040               403,670                539,168               499,369
   Class IB                                           --                    --                     --                    --
   Other class                                        --                    --                     --                    --
                                             ===========            ==========            ===========            ==========
  Cost:
   Class IA                                  $27,863,040            $6,846,591            $20,397,779            $5,313,358
   Class IB                                           --                    --                     --                    --
   Other class                                        --                    --                     --                    --
                                             ===========            ==========            ===========            ==========
  Market Value:
   Class IA                                  $27,863,040            $7,129,937            $22,097,201            $5,221,195
   Class IB                                           --                    --                     --                    --
   Other class                                        --                    --                     --                    --
 Due from Hartford Life Insurance
  Company                                             --                   793                     --                    --
 Receivable from fund shares sold                254,749                    --                 13,999                    --
 Other assets                                         --                    --                      5                    --
                                             -----------            ----------            -----------            ----------
 Total Assets                                 28,117,789             7,130,730             22,111,205             5,221,195
                                             -----------            ----------            -----------            ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                        254,749                    --                 13,999                    --
 Payable for fund shares purchased                    --                   793                     --                    --
 Other liabilities                                    --                     1                     --                    --
                                             -----------            ----------            -----------            ----------
 Total Liabilities                               254,749                   794                 13,999                    --
                                             -----------            ----------            -----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $27,863,040            $7,129,936            $22,097,206            $5,221,195
                                             ===========            ==========            ===========            ==========

                                                                                       LORD ABBETT
                                            LORD ABBETT           LORD ABBETT           GROWTH AND
                                         CAPITAL STRUCTURE       BOND-DEBENTURE           INCOME          MFS INVESTORS
                                             PORTFOLIO                FUND              PORTFOLIO          TRUST SERIES
                                          SUB-ACCOUNT (L)         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                    --                   --                  --
   Class IB                                         --                    --                   --                  --
   Other class                                  55,459                68,443               20,019               6,505
                                              ========              ========             ========            ========
  Cost:
   Class IA                                         --                    --                   --                  --
   Class IB                                         --                    --                   --                  --
   Other class                                $839,231              $748,549             $525,472            $120,057
                                              ========              ========             ========            ========
  Market Value:
   Class IA                                         --                    --                   --                  --
   Class IB                                         --                    --                   --                  --
   Other class                                $742,591              $816,527             $475,860            $130,369
 Due from Hartford Life Insurance
  Company                                           --                    --                   --                  --
 Receivable from fund shares sold                   --                    --                   --                  --
 Other assets                                       --                    --                   --                  --
                                              --------              --------             --------            --------
 Total Assets                                  742,591               816,527              475,860             130,369
                                              --------              --------             --------            --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                    --                   --                  --
 Payable for fund shares purchased                  --                    --                   --                  --
 Other liabilities                                  --                    --                   --                  --
                                              --------              --------             --------            --------
 Total Liabilities                                  --                    --                   --                  --
                                              --------              --------             --------            --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $742,591              $816,527             $475,860            $130,369
                                              ========              ========             ========            ========

(l)  Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              MFS NEW              MFS TOTAL           MFS VALUE           MFS RESEARCH
                                          DISCOVERY SERIES       RETURN SERIES           SERIES          BOND SERIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                     --                 --                   --
   Class IB                                         --                     --                 --                   --
   Other class                                  35,852                111,239             22,481               36,278
                                              ========            ===========           ========             ========
  Cost:
   Class IA                                         --                     --                 --                   --
   Class IB                                         --                     --                 --                   --
   Other class                                $475,508             $2,174,937           $243,371             $452,728
                                              ========            ===========           ========             ========
  Market Value:
   Class IA                                         --                     --                 --                   --
   Class IB                                         --                     --                 --                   --
   Other class                                $656,457             $2,081,288           $291,808             $459,278
 Due from Hartford Life Insurance
  Company                                           --                 10,836                 27                   50
 Receivable from fund shares sold                   --                     --                 --                   --
 Other assets                                       --                     --                 --                   --
                                              --------            -----------           --------             --------
 Total Assets                                  656,457              2,092,124            291,835              459,328
                                              --------            -----------           --------             --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                     --                 --                   --
 Payable for fund shares purchased                  --                 10,836                 27                   50
 Other liabilities                                  --                     --                 --                   --
                                              --------            -----------           --------             --------
 Total Liabilities                                  --                 10,836                 27                   50
                                              --------            -----------           --------             --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $656,457             $2,081,288           $291,808             $459,278
                                              ========            ===========           ========             ========

                                                                    INVESCO
                                            UIF MID CAP         VAN KAMPEN V. I.         OPPENHEIMER            OPPENHEIMER
                                               GROWTH               MID CAP                CAPITAL           GLOBAL SECURITIES
                                             PORTFOLIO             VALUE FUND         APPRECIATION FUND           FUND/VA
                                          SUB-ACCOUNT (M)       SUB-ACCOUNT (N)          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                    --                     --                      --
   Class IB                                         --                    --                     --                      --
   Other class                                  26,463                20,519                  9,867                  48,024
                                              ========              ========               ========             ===========
  Cost:
   Class IA                                         --                    --                     --                      --
   Class IB                                         --                    --                     --                      --
   Other class                                $228,042              $360,968               $374,146              $1,463,631
                                              ========              ========               ========             ===========
  Market Value:
   Class IA                                         --                    --                     --                      --
   Class IB                                         --                    --                     --                      --
   Other class                                $317,818              $261,005               $394,581              $1,442,645
 Due from Hartford Life Insurance
  Company                                           --                    --                     --                      --
 Receivable from fund shares sold                   --                    --                     --                      --
 Other assets                                       --                    --                     --                      --
                                              --------              --------               --------             -----------
 Total Assets                                  317,818               261,005                394,581               1,442,645
                                              --------              --------               --------             -----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                    --                     --                      --
 Payable for fund shares purchased                  --                    --                     --                      --
 Other liabilities                                  --                    --                     --                      --
                                              --------              --------               --------             -----------
 Total Liabilities                                  --                    --                     --                      --
                                              --------              --------               --------             -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $317,818              $261,005               $394,581              $1,442,645
                                              ========              ========               ========             ===========

(m) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(n) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                               OPPENHEIMER
                                           OPPENHEIMER         MAIN STREET         PUTNAM VT            PUTNAM VT
                                           MAIN STREET          SMALL CAP         DIVERSIFIED         GLOBAL ASSET
                                             FUND/VA             FUND/VA          INCOME FUND        ALLOCATION FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                 --              54,850               90,858
   Class IB                                         --                 --              38,503                   --
   Other class                                  17,494              3,492                  --                   --
                                            ==========          =========          ==========          ===========
  Cost:
   Class IA                                         --                 --            $591,235           $1,235,735
   Class IB                                         --                 --             263,652                   --
   Other class                                $437,563            $52,321                  --                   --
                                            ==========          =========          ==========          ===========
  Market Value:
   Class IA                                         --                 --            $430,576           $1,344,697
   Class IB                                         --                 --             301,480                   --
   Other class                                $362,295            $61,106                  --                   --
 Due from Hartford Life Insurance
  Company                                           --                 --                  --                   --
 Receivable from fund shares sold                   --                 --                  --                   --
 Other assets                                       --                 --                  --                   --
                                            ----------          ---------          ----------          -----------
 Total Assets                                  362,295             61,106             732,056            1,344,697
                                            ----------          ---------          ----------          -----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                 --                  --                   --
 Payable for fund shares purchased                  --                 --                  --                   --
 Other liabilities                                  --                 --                  --                   --
                                            ----------          ---------          ----------          -----------
 Total Liabilities                                  --                 --                  --                   --
                                            ----------          ---------          ----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $362,295            $61,106            $732,056           $1,344,697
                                            ==========          =========          ==========          ===========


                                             PUTNAM VT            PUTNAM VT            PUTNAM VT            PUTNAM VT
                                              GLOBAL              GROWTH AND         GLOBAL HEALTH            HIGH
                                            EQUITY FUND          INCOME FUND           CARE FUND           YIELD FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     546,351               895,897              18,348              708,454
   Class IB                                       3,617                17,929                  --              135,004
   Other class                                       --                    --                  --                   --
                                            ===========          ============          ==========          ===========
  Cost:
   Class IA                                  $7,875,898           $19,172,215            $184,254           $8,935,988
   Class IB                                      37,857               376,306                  --              985,079
   Other class                                       --                    --                  --                   --
                                            ===========          ============          ==========          ===========
  Market Value:
   Class IA                                  $5,960,688           $14,612,074            $227,519           $4,980,433
   Class IB                                      39,134               290,985                  --              940,981
   Other class                                       --                    --                  --                   --
 Due from Hartford Life Insurance
  Company                                         1,148                   548                  --                5,074
 Receivable from fund shares sold                    --                    --               4,761                   --
 Other assets                                        --                    --                  --                   --
                                            -----------          ------------          ----------          -----------
 Total Assets                                 6,000,970            14,903,607             232,280            5,926,488
                                            -----------          ------------          ----------          -----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                    --               4,761                   --
 Payable for fund shares purchased                1,148                   548                  --                5,074
 Other liabilities                                   --                    --                  --                   --
                                            -----------          ------------          ----------          -----------
 Total Liabilities                                1,148                   548               4,761                5,074
                                            -----------          ------------          ----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $5,999,822           $14,903,059            $227,519           $5,921,414
                                            ===========          ============          ==========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                   PUTNAM             PUTNAM VT            PUTNAM VT
                                            PUTNAM VT          INTERNATIONAL        INTERNATIONAL        INTERNATIONAL
                                           INCOME FUND           VALUE FUND          EQUITY FUND          GROWTH FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT (O)        SUB-ACCOUNT        SUB-ACCOUNT (P)
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    392,015              11,315               404,519               6,252
   Class IB                                     62,821                  --                21,033                  --
   Other class                                      --                  --                    --                  --
                                            ==========            ========            ==========            ========
  Cost:
   Class IA                                 $5,069,664            $157,009            $7,097,563             $76,845
   Class IB                                    763,464                  --               358,864                  --
   Other class                                      --                  --                    --                  --
                                            ==========            ========            ==========            ========
  Market Value:
   Class IA                                 $4,759,068            $106,928            $4,817,818            $108,033
   Class IB                                    755,737                  --               247,770                  --
   Other class                                      --                  --                    --                  --
 Due from Hartford Life Insurance
  Company                                          268                  --                    --                  --
 Receivable from fund shares sold                   --                  --                13,101                  --
 Other assets                                       --                  --                    --                  --
                                            ----------            --------            ----------            --------
 Total Assets                                5,515,073             106,928             5,078,689             108,033
                                            ----------            --------            ----------            --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                  --                13,101                  --
 Payable for fund shares purchased                 268                  --                    --                  --
 Other liabilities                                  --                  --                    --                  --
                                            ----------            --------            ----------            --------
 Total Liabilities                                 268                  --                13,101                  --
                                            ----------            --------            ----------            --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $5,514,805            $106,928            $5,065,588            $108,033
                                            ==========            ========            ==========            ========

                                                                PUTNAM VT          PUTNAM VT           PUTNAM VT
                                            PUTNAM VT             MONEY            MULTI-CAP           SMALL CAP
                                          INVESTORS FUND       MARKET FUND        GROWTH FUND          VALUE FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT (Q)(R)     SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    14,888             96,681              384,164                 --
   Class IB                                        --                 --                1,736             31,931
   Other class                                     --                 --                   --                 --
                                             ========            =======           ==========           ========
  Cost:
   Class IA                                  $164,376            $96,681           $6,533,201                 --
   Class IB                                        --                 --               30,213           $646,136
   Other class                                     --                 --                   --                 --
                                             ========            =======           ==========           ========
  Market Value:
   Class IA                                  $151,113            $96,681           $7,940,673                 --
   Class IB                                        --                 --               35,326           $440,006
   Other class                                     --                 --                   --                 --
 Due from Hartford Life Insurance
  Company                                          --                 --                  909                 --
 Receivable from fund shares sold                  --                 --                   --                 --
 Other assets                                      --                 --                   --                 --
                                             --------            -------           ----------           --------
 Total Assets                                 151,113             96,681            7,976,908            440,006
                                             --------            -------           ----------           --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                 --                   --                 --
 Payable for fund shares purchased                 --                 --                  909                 --
 Other liabilities                                 --                 --                   --                 --
                                             --------            -------           ----------           --------
 Total Liabilities                                 --                 --                  909                 --
                                             --------            -------           ----------           --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $151,113            $96,681           $7,975,999           $440,006
                                             ========            =======           ==========           ========

(o) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

(p) Formerly Putnam International New Opportunities Fund. Change effective January 30, 2010.

(q) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

(r)  Formerly Putnam VT New Opportunities Fund. Change effective September 1,
     2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            PUTNAM VT           PUTNAM VT
                                          GEORGE PUTNAM           GLOBAL              PUTNAM VT
                                          BALANCED FUND       UTILITIES FUND         VOYAGER FUND
                                         SUB-ACCOUNT (S)       SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    18,445              49,692                  543,087
   Class IB                                        --                  --                   10,735
   Other class                                     --                  --                       --
                                             ========            ========           ==============
  Cost:
   Class IA                                  $190,728            $586,623              $14,323,070
   Class IB                                        --                  --                  289,647
   Other class                                     --                  --                       --
                                             ========            ========           ==============
  Market Value:
   Class IA                                  $132,987            $653,454              $21,142,359
   Class IB                                        --                  --                  414,999
   Other class                                     --                  --                       --
 Due from Hartford Life Insurance
  Company                                          --                  --                    2,282
 Receivable from fund shares sold                  --                  --                       --
 Other assets                                      --                  --                       --
                                             --------            --------           --------------
 Total Assets                                 132,987             653,454               21,559,640
                                             --------            --------           --------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                  --                       --
 Payable for fund shares purchased                 --                  --                    2,282
 Other liabilities                                 --                  --                        1
                                             --------            --------           --------------
 Total Liabilities                                 --                  --                    2,283
                                             --------            --------           --------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $132,987            $653,454              $21,557,357
                                             ========            ========           ==============

                                              PUTNAM VT             PUTNAM VT             INVESCO
                                               CAPITAL                EQUITY         VAN KAMPEN V. I.
                                          OPPORTUNITIES FUND       INCOME FUND         COMSTOCK FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (T)
--------------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                14,580                   --
   Class IB                                      50,008                49,753                   --
   Other class                                       --                    --               80,284
                                               ========              ========            =========
  Cost:
   Class IA                                          --              $132,084                   --
   Class IB                                    $754,741               584,697                   --
   Other class                                       --                    --            $1,057,086
                                               ========              ========            =========
  Market Value:
   Class IA                                          --              $197,419                   --
   Class IB                                    $820,638               668,680                   --
   Other class                                       --                    --             $936,915
 Due from Hartford Life Insurance
  Company                                            --                   327                   --
 Receivable from fund shares sold                    --                    --                   --
 Other assets                                        --                    --                   --
                                               --------              --------            ---------
 Total Assets                                   820,638               866,426              936,915
                                               --------              --------            ---------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                    --                   --
 Payable for fund shares purchased                   --                   327                   --
 Other liabilities                                   --                    --                   --
                                               --------              --------            ---------
 Total Liabilities                                   --                   327                   --
                                               --------              --------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $820,638              $866,099             $936,915
                                               ========              ========            =========

(s) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

(t)  Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           UNITS
                                                         OWNED BY                UNIT           CONTRACT
SUB-ACCOUNT                                            PARTICIPANTS          FAIR VALUE #      LIABILITY
---------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value
 Portfolio -- Class B                                      152,955             $8.511980       $1,301,950
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio -- Class B                                       67,510             13.525397          913,098
AllianceBernstein VPS International Growth
 Portfolio -- Class B                                       65,227              9.390573          612,518
Invesco V.I. Capital Appreciation Fund -- Class
 S1                                                         31,187             10.143783          316,354
Invesco V.I. Core Equity Fund -- Class S1                   10,241             15.401643          157,729
Invesco V.I. International Growth Fund -- Class
 S1                                                         31,200              9.913898          309,312
Invesco V.I. Mid Cap Core Equity Fund -- Class S1           77,537             18.061560        1,400,441
Invesco V.I. Small Cap Equity Fund -- Class S1              23,057             13.803070          318,262
Invesco V.I. Capital Development Fund -- Class S1           22,875             11.925883          272,805
Invesco V.I. Global Multi-Asset Fund -- Class S1             6,419             15.998138          102,694
American Funds Asset Allocation Fund -- Class 2            521,553             15.709635        8,193,413
American Funds Blue Chip Income and Growth Fund --
 Class 2                                                   289,841             14.924145        4,325,628
American Funds Bond Fund -- Class 2                        502,797             13.313285        6,693,877
American Funds Global Growth Fund -- Class 2             3,681,978              1.682911        6,196,441
American Funds Growth Fund -- Class 2                    13,712,300             1.228397       16,844,148
American Funds Growth-Income Fund -- Class 2             10,933,739             1.393495       15,236,110
American Funds International Fund -- Class 2               446,543             23.080421       10,306,403
American Funds New World Fund -- Class 2                   146,349             31.756414        4,647,521
American Funds Global Small Capitalization Fund --
 Class 2                                                 2,204,569              2.265511        4,994,475
Fidelity VIP Asset Manager Portfolio -- Class
 INIT                                                      294,905              2.761290          814,319
Fidelity VIP Equity-Income Portfolio -- Class
 INIT                                                    3,988,710              2.878704       11,482,316
Fidelity VIP Equity-Income Portfolio -- Class
 SRV2                                                       42,713             10.769489          459,997
Fidelity VIP Contrafund Portfolio -- Class SRV2            281,778             12.684040        3,574,087
Fidelity VIP Overseas Portfolio -- Class INIT              367,572              2.395759          880,614
Fidelity VIP Mid Cap Portfolio -- Class SRV2               252,349             14.957023        3,774,384
Fidelity VIP Freedom 2010 Portfolio -- Class SRV2           21,228             10.896238          231,304
Fidelity VIP Freedom 2020 Portfolio -- Class SRV2           11,215             10.536819          118,168
Fidelity VIP Freedom 2030 Portfolio -- Class SRV2              588             10.196865            5,992
Franklin Income Securities Fund -- Class 2                 226,370             12.759824        2,888,436
Franklin Small Cap Value Securities Fund -- Class
 2                                                         176,114             20.751900        3,654,703
Franklin Strategic Income Securities Fund -- Class
 1                                                          96,563             12.419716        1,199,284
Mutual Shares Securities Fund -- Class 2                   276,486             15.294362        4,228,670
Templeton Foreign Securities Fund -- Class 2                 6,811             17.545864          119,500
Templeton Growth Securities Fund -- Class 2                 43,627              9.709116          423,579
Mutual Global Discovery Securities Fund -- Class
 2                                                         128,682             12.630777        1,625,348
Templeton Global Bond Securities Fund -- Class 2           192,002             15.879928        3,048,983
Hartford Advisers HLS Fund -- Class IA                   5,586,557              3.403787       19,015,451
Hartford Total Return Bond HLS Fund -- Class IA          7,687,003              2.824228       21,709,849
Hartford Capital Appreciation HLS Fund -- Class
 IA                                                      9,094,533              7.085992       64,443,790
Hartford Dividend and Growth HLS Fund -- Class IA        4,520,631              4.200184       18,987,484
Hartford Global Research HLS Fund -- Class IA                1,696             10.051239           17,042
Hartford Global Growth HLS Fund -- Class IA                 37,485              1.190460           44,625
Hartford Disciplined Equity HLS Fund -- Class IA         1,083,491              1.494683        1,619,476
Hartford Growth Opportunities HLS Fund -- Class
 IA                                                        108,118             19.789063        2,139,556
Hartford High Yield HLS Fund -- Class IA                    23,411             16.550662          387,465
Hartford Index HLS Fund -- Class IA                      4,281,648              3.604734       15,434,202
Hartford International Opportunities HLS Fund --
 Class IA                                                4,107,280              3.312232       13,604,263
Hartford MidCap HLS Fund -- Class IA                     2,750,025              4.381274       12,048,615
Hartford MidCap Value HLS Fund -- Class IA                  82,842             20.852684        1,727,484
Hartford Money Market HLS Fund -- Class IA               15,508,424             1.796639       27,863,040
Hartford Small Company HLS Fund -- Class IA              2,937,961              2.426831        7,129,936
Hartford Stock HLS Fund -- Class IA                      5,870,568              3.764066       22,097,206
Hartford U.S. Government Securities HLS Fund --
 Class IA                                                  488,678             10.684330        5,221,195
Lord Abbett Capital Structure Portfolio -- Class
 VC                                                         60,053             12.365526          742,591
Lord Abbett Bond-Debenture Fund -- Class VC                 64,188             12.720824          816,527
Lord Abbett Growth and Income Portfolio -- Class
 VC                                                         42,618             11.165635          475,860
MFS Investors Trust Series -- Class INIT                    10,621             12.274423          130,369
MFS New Discovery Series -- Class INIT                      30,844             21.283072          656,457
MFS Total Return Series -- Class INIT                      143,226             14.531519        2,081,288
MFS Value Series -- Class INIT                              28,928             10.087285          291,808

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           UNITS
                                                         OWNED BY                UNIT           CONTRACT
SUB-ACCOUNT                                            PARTICIPANTS          FAIR VALUE #      LIABILITY
---------------------------------------------------------------------------------------------------------
MFS Research Bond Series Fund -- Class INIT                 36,625            $12.539864         $459,278
UIF Mid Cap Growth Portfolio -- Class II                    25,838             12.300233          317,818
Invesco Van Kampen V. I. Mid Cap Value Fund --
 Class S2                                                   24,359             10.715150          261,005
Oppenheimer Capital Appreciation Fund -- Class
 SRV                                                        36,147             10.915899          394,581
Oppenheimer Global Securities Fund/VA -- Class
 SRV                                                       112,449             12.829306        1,442,645
Oppenheimer Main Street Fund/VA -- Class SRV                32,143             11.271167          362,295
Oppenheimer Main Street Small Cap Fund/VA -- Class
 SRV                                                         5,306             11.516057           61,106
Putnam VT Diversified Income Fund -- Class IA               16,439             26.192973          430,576
Putnam VT Diversified Income Fund -- Class IB               23,951             12.587405          301,480
Putnam VT Global Asset Allocation Fund -- Class
 IA                                                         43,650             30.806593        1,344,697
Putnam VT Global Equity Fund -- Class IA                   232,800             25.604302        5,960,688
Putnam VT Global Equity Fund -- Class IB                     2,605             15.020302           39,134
Putnam VT Growth and Income Fund -- Class IA               454,201             32.170965       14,612,073
Putnam VT Growth and Income Fund -- Class IB                22,094             13.170377          290,986
Putnam VT Global Health Care Fund -- Class IA               14,708             15.468968          227,519
Putnam VT High Yield Fund -- Class IA                      150,514             33.089518        4,980,433
Putnam VT High Yield Fund -- Class IB                       52,480             17.930173          940,981
Putnam VT Income Fund -- Class IA                          171,175             27.802373        4,759,067
Putnam VT Income Fund -- Class IB                           52,688             14.343729          755,738
Putnam International Value Fund -- Class IA                  6,551             16.321304          106,928
Putnam VT International Equity Fund -- Class IA            284,556             16.931002        4,817,818
Putnam VT International Equity Fund -- Class IB             15,085             16.424598          247,770
Putnam VT International Growth Fund -- Class IA              6,176             17.492096          108,033
Putnam VT Investors Fund -- Class IA                        14,310             10.560103          151,113
Putnam VT Money Market Fund -- Class IA                     53,624              1.802966           96,681
Putnam VT Multi-Cap Growth Fund -- Class IA                313,961             25.291913        7,940,673
Putnam VT Multi-Cap Growth Fund -- Class IB                  2,275             15.528059           35,326
Putnam VT Small Cap Value Fund -- Class IB                  42,511             10.350514          440,006
Putnam VT George Putnam Balanced Fund -- Class IA            9,918             13.409259          132,987
Putnam VT Global Utilities Fund -- Class IA                 22,392             29.182239          653,454
Putnam VT Voyager Fund -- Class IA                         493,471             42.844173       21,142,358
Putnam VT Voyager Fund -- Class IB                          24,036             17.266105          414,999
Putnam VT Capital Opportunities Fund -- Class IB            41,151             19.942323          820,638
Putnam VT Equity Income Fund -- Class IA                    12,623             15.639461          197,420
Putnam VT Equity Income Fund -- Class IB                    41,150             16.249834          668,679
Invesco Van Kampen V. I. Comstock Fund -- Class
 S2                                                         83,495             11.221180          936,915

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS     INVESCO V.I.
                                            INTERNATIONAL           SMALL/MID CAP           INTERNATIONAL           CAPITAL
                                           VALUE PORTFOLIO         VALUE PORTFOLIO        GROWTH PORTFOLIO     APPRECIATION FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $33,423                  $2,785                $10,902               $2,364
                                               --------                --------                -------              -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (42,239)                 (5,958)                 8,243                4,404
 Net realized gain on distributions                  --                      --                     --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       55,328                 176,324                 55,410               39,518
                                               --------                --------                -------              -------
  Net gain (loss) on investments                 13,089                 170,366                 63,653               43,922
                                               --------                --------                -------              -------
  Net increase (decrease) in net
   assets resulting from operations             $46,512                $173,151                $74,555              $46,286
                                               ========                ========                =======              =======

                                         INVESCO V.I.     INVESCO V.I.      INVESCO V.I.     INVESCO V.I.
                                             CORE         INTERNATIONAL     MID CAP CORE       SMALL CAP
                                          EQUITY FUND      GROWTH FUND      EQUITY FUND       EQUITY FUND
                                        SUB-ACCOUNT (B)  SUB-ACCOUNT (C)  SUB-ACCOUNT (D)   SUB-ACCOUNT (E)
--------------------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $1,462           $4,665            $7,305             $ --
                                            -------          -------          --------          -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                9,811           (1,787)           52,622               58
 Net realized gain on distributions              --               --                --               --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    3,766           23,669           109,883           61,963
                                            -------          -------          --------          -------
  Net gain (loss) on investments             13,577           21,882           162,505           62,021
                                            -------          -------          --------          -------
  Net increase (decrease) in net
   assets resulting from operations         $15,039          $26,547          $169,810          $62,021
                                            =======          =======          ========          =======

(a)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(b) Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(c)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

(d) Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30, 2010.

(e)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                                      AMERICAN FUNDS
                                           INVESCO V.I.        INVESCO V.I.       AMERICAN FUNDS        BLUE CHIP
                                             CAPITAL              GLOBAL              ASSET             INCOME AND
                                         DEVELOPMENT FUND    MULTI-ASSET FUND    ALLOCATION FUND       GROWTH FUND
                                         SUB-ACCOUNT (F)     SUB-ACCOUNT (G)       SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --                $139            $153,206             $68,390
                                            ----------          ----------          ----------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   8,988                 (16)           (111,918)             (7,756)
 Net realized gain on distributions                 --                  --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      36,265               4,127             888,850             376,443
                                            ----------          ----------          ----------          ----------
  Net gain (loss) on investments                45,253               4,111             776,932             368,687
                                            ----------          ----------          ----------          ----------
  Net increase (decrease) in net
   assets resulting from operations            $45,253              $4,250            $930,138            $437,077
                                            ==========          ==========          ==========          ==========


                                                              AMERICAN FUNDS
                                          AMERICAN FUNDS          GLOBAL           AMERICAN FUNDS        AMERICAN FUNDS
                                            BOND FUND          GROWTH FUND          GROWTH FUND        GROWTH-INCOME FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $208,100             $85,011              $110,401              $212,023
                                            ----------          ----------          ------------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  68,801             (12,441)             (136,073)              (91,516)
 Net realized gain on distributions                 --                  --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     231,559             567,260             2,721,287             1,486,184
                                            ----------          ----------          ------------          ------------
  Net gain (loss) on investments               300,360             554,819             2,585,214             1,394,668
                                            ----------          ----------          ------------          ------------
  Net increase (decrease) in net
   assets resulting from operations           $508,460            $639,830            $2,695,615            $1,606,691
                                            ==========          ==========          ============          ============

(f)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(g) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                          AMERICAN FUNDS         FIDELITY VIP
                                            AMERICAN FUNDS         AMERICAN FUNDS          GLOBAL SMALL         ASSET MANAGER
                                          INTERNATIONAL FUND       NEW WORLD FUND      CAPITALIZATION FUND        PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $199,853                $67,443                $75,151               $13,189
                                               --------               --------               --------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    2,797                (14,958)                 6,008               (19,959)
 Net realized gain on distributions                  --                     --                     --                 3,962
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      504,956                650,499                827,045               110,080
                                               --------               --------               --------              --------
  Net gain (loss) on investments                507,753                635,541                833,053                94,083
                                               --------               --------               --------              --------
  Net increase (decrease) in net
   assets resulting from operations            $707,606               $702,984               $908,204              $107,272
                                               ========               ========               ========              ========

                                            FIDELITY VIP          FIDELITY VIP        FIDELITY VIP        FIDELITY VIP
                                            EQUITY-INCOME        CONTRAFUND(R)          OVERSEAS            MID CAP
                                              PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO
                                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $202,460             $33,043             $11,425              $4,104
                                             -----------            --------            --------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (456,054)             (1,129)            (33,388)              4,359
 Net realized gain on distributions                   --               1,511               1,558              10,341
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,864,702             478,297             120,146             807,962
                                             -----------            --------            --------            --------
  Net gain (loss) on investments               1,408,648             478,679              88,316             822,662
                                             -----------            --------            --------            --------
  Net increase (decrease) in net
   assets resulting from operations           $1,611,108            $511,722             $99,741            $826,766
                                             ===========            ========            ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     FIDELITY VIP     FIDELITY VIP    FIDELITY VIP      FRANKLIN
                                     FREEDOM 2010     FREEDOM 2020    FREEDOM 2030       INCOME
                                       PORTFOLIO        PORTFOLIO      PORTFOLIO    SECURITIES FUND
                                      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $4,289           $2,220          $100          $180,992
                                        -------          -------          ----          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     880            5,438            87             6,527
 Net realized gain on
  distributions                           3,136              881            42                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        16,295           10,412           599           139,396
                                        -------          -------          ----          --------
  Net gain (loss) on investments         20,311           16,731           728           145,923
                                        -------          -------          ----          --------
  Net increase (decrease) in net
   assets resulting from
   operations                           $24,600          $18,951          $828          $326,915
                                        =======          =======          ====          ========

                                        FRANKLIN          FRANKLIN
                                       SMALL CAP         STRATEGIC                           TEMPLETON
                                         VALUE             INCOME        MUTUAL SHARES        FOREIGN
                                    SECURITIES FUND   SECURITIES FUND   SECURITIES FUND   SECURITIES FUND
                                      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $24,288           $46,414           $64,999           $1,908
                                        --------          --------          --------          -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (68,435)              340           (34,064)            (628)
 Net realized gain on
  distributions                               --                --                --               --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        755,263            54,253           402,969           14,923
                                        --------          --------          --------          -------
  Net gain (loss) on investments         686,828            54,593           368,905           14,295
                                        --------          --------          --------          -------
  Net increase (decrease) in net
   assets resulting from
   operations                           $711,116          $101,007          $433,904          $16,203
                                        ========          ========          ========          =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             TEMPLETON              MUTUAL             TEMPLETON             HARTFORD
                                              GROWTH           GLOBAL DISCOVERY       GLOBAL BOND            ADVISERS
                                          SECURITIES FUND      SECURITIES FUND      SECURITIES FUND          HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (H)
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $6,594               $19,267              $40,292              $261,612
                                              -------              --------             --------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  8,655                (1,132)               2,221            (1,565,730)
 Net realized gain on distributions                --                    --                7,289                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     16,355               150,571              315,660             3,467,848
                                              -------              --------             --------            ----------
  Net gain (loss) on investments               25,010               149,439              325,170             1,902,118
                                              -------              --------             --------            ----------
  Net increase (decrease) in net
   assets resulting from operations           $31,604              $168,706             $365,462            $2,163,730
                                              =======              ========             ========            ==========

                                               HARTFORD               HARTFORD               HARTFORD
                                                TOTAL                 CAPITAL                DIVIDEND              HARTFORD
                                             RETURN BOND            APPRECIATION            AND GROWTH         GLOBAL RESEARCH
                                               HLS FUND               HLS FUND               HLS FUND              HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (I)
--------------------------------------  ----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $918,366               $451,031               $345,640                $191
                                              ----------             ----------             ----------              ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (45,123)            (2,709,115)              (510,476)                (88)
 Net realized gain on distributions                   --                     --                     --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       883,000             11,670,695              2,467,989               2,264
                                              ----------             ----------             ----------              ------
  Net gain (loss) on investments                 837,877              8,961,580              1,957,513               2,176
                                              ----------             ----------             ----------              ------
  Net increase (decrease) in net
   assets resulting from operations           $1,756,243             $9,412,611             $2,303,153              $2,367
                                              ==========             ==========             ==========              ======

(h) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

(i)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                  HARTFORD            HARTFORD
                                             HARTFORD           DISCIPLINED            GROWTH            HARTFORD
                                           GLOBAL GROWTH           EQUITY          OPPORTUNITIES        HIGH YIELD
                                             HLS FUND             HLS FUND            HLS FUND           HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $107              $19,660                $277             $2,127
                                              -------             --------            --------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (2,206)              21,083             (39,219)               334
 Net realized gain on distributions                --                   --                  --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      4,502              157,168             356,317             34,457
                                              -------             --------            --------            -------
  Net gain (loss) on investments                2,296              178,251             317,098             34,791
                                              -------             --------            --------            -------
  Net increase (decrease) in net
   assets resulting from operations            $2,403             $197,911            $317,375            $36,918
                                              =======             ========            ========            =======

                                                                  HARTFORD
                                             HARTFORD           INTERNATIONAL          HARTFORD             HARTFORD
                                               INDEX            OPPORTUNITIES           MIDCAP            MIDCAP VALUE
                                             HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (J)        SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $249,096             $164,051              $26,785              $9,486
                                            -----------          -----------          -----------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (291,246)            (477,706)             139,943             (25,033)
 Net realized gain on distributions                  --                   --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,074,073            2,054,456            2,231,633             368,892
                                            -----------          -----------          -----------          ----------
  Net gain (loss) on investments              1,782,827            1,576,750            2,371,576             343,859
                                            -----------          -----------          -----------          ----------
  Net increase (decrease) in net
   assets resulting from operations          $2,031,923           $1,740,801           $2,398,361            $353,345
                                            ===========          ===========          ===========          ==========

(j) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                          HARTFORD
                                              HARTFORD              HARTFORD           U.S. GOVERNMENT           HARTFORD
                                           SMALL COMPANY             STOCK               SECURITIES                VALUE
                                              HLS FUND              HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (K)(L)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --              $241,219              $241,305                 $4,811
                                             ----------            ----------             ---------              ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   44,786            (1,302,009)               40,651               (337,463)
 Net realized gain on distributions                  --                    --                    --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             1,417,379             3,957,078               (61,973)               425,243
                                             ----------            ----------             ---------              ---------
  Net gain (loss) on investments              1,462,165             2,655,069               (21,322)                87,780
                                             ----------            ----------             ---------              ---------
  Net increase (decrease) in net
   assets resulting from
   operations                                $1,462,165            $2,896,288              $219,983                $92,591
                                             ==========            ==========             =========              =========

                                                                                       LORD ABBETT
                                             LORD ABBETT           LORD ABBETT         GROWTH AND
                                          CAPITAL STRUCTURE      BOND-DEBENTURE          INCOME          MFS INVESTORS
                                              PORTFOLIO               FUND              PORTFOLIO         TRUST SERIES
                                           SUB-ACCOUNT (M)         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $19,966               $50,251              $2,437              $3,031
                                               -------               -------             -------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   1,315                 1,116                 484              14,482
 Net realized gain on distributions                 --                    --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                               75,558                35,784              57,096             (10,166)
                                               -------               -------             -------            --------
  Net gain (loss) on investments                76,873                36,900              57,580               4,316
                                               -------               -------             -------            --------
  Net increase (decrease) in net
   assets resulting from
   operations                                  $96,839               $87,151             $60,017              $7,347
                                               =======               =======             =======            ========

(k) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with newly created Hartford Value HLS Fund.

(l)  Not funded as of December 31, 2010.

(m) Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
    2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     MFS NEW          MFS TOTAL         MFS VALUE        MFS RESEARCH
                                 DISCOVERY SERIES   RETURN SERIES        SERIES        BOND SERIES FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --           $50,728           $3,793            $9,309
                                     --------          --------          -------           -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                26,659           (19,214)            (601)            1,312
 Net realized gain on
  distributions                            --                --               --               961
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     140,453           156,022           26,558             6,605
                                     --------          --------          -------           -------
  Net gain (loss) on
   investments                        167,112           136,808           25,957             8,878
                                     --------          --------          -------           -------
  Net increase (decrease) in
   net assets resulting from
   operations                        $167,112          $187,536          $29,750           $18,187
                                     ========          ========          =======           =======

                                                       INVESCO
                                   UIF MID CAP     VAN KAMPEN V. I.      OPPENHEIMER          OPPENHEIMER
                                     GROWTH            MID CAP             CAPITAL         GLOBAL SECURITIES
                                    PORTFOLIO         VALUE FUND      APPRECIATION FUND         FUND/VA
                                 SUB-ACCOUNT (N)   SUB-ACCOUNT (O)       SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --            $1,742                $ --              $13,938
                                     -------           -------             -------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                3,504             9,602               2,410                4,821
 Net realized gain on
  distributions                           --                --                  --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     66,465            32,878              30,485              186,260
                                     -------           -------             -------             --------
  Net gain (loss) on
   investments                        69,969            42,480              32,895              191,081
                                     -------           -------             -------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $69,969           $44,222             $32,895             $205,019
                                     =======           =======             =======             ========

(n) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(o) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                              OPPENHEIMER
                                           OPPENHEIMER        MAIN STREET         PUTNAM VT           PUTNAM VT
                                           MAIN STREET         SMALL CAP         DIVERSIFIED         GLOBAL ASSET
                                             FUND/VA            FUND/VA          INCOME FUND       ALLOCATION FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $2,812               $292             $93,915             $75,986
                                             -------            -------            --------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 2,527             10,198                (526)              1,321
 Net realized gain on distributions               --                 --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    44,447              2,812             (14,243)            105,104
                                             -------            -------            --------            --------
  Net gain (loss) on investments              46,974             13,010             (14,769)            106,425
                                             -------            -------            --------            --------
  Net increase (decrease) in net
   assets resulting from operations          $49,786            $13,302             $79,146            $182,411
                                             =======            =======            ========            ========


                                             PUTNAM VT            PUTNAM VT            PUTNAM VT           PUTNAM VT
                                              GLOBAL              GROWTH AND         GLOBAL HEALTH            HIGH
                                            EQUITY FUND          INCOME FUND           CARE FUND           YIELD FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $146,840              $249,615              $6,253            $447,428
                                             ---------            ----------            --------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (520,048)           (1,060,391)             14,464              78,216
 Net realized gain on distributions                 --                    --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     928,500             2,765,061             (14,637)            260,706
                                             ---------            ----------            --------            --------
  Net gain (loss) on investments               408,452             1,704,670                (173)            338,922
                                             ---------            ----------            --------            --------
  Net increase (decrease) in net
   assets resulting from operations           $555,292            $1,954,285              $6,080            $786,350
                                             =========            ==========            ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                   PUTNAM              PUTNAM VT            PUTNAM VT
                                            PUTNAM VT          INTERNATIONAL         INTERNATIONAL        INTERNATIONAL
                                           INCOME FUND           VALUE FUND           EQUITY FUND          GROWTH FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT (P)         SUB-ACCOUNT        SUB-ACCOUNT (Q)
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $633,372               $5,285              $185,783              $3,430
                                             --------             --------             ---------             -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  7,434              (31,904)             (293,788)                242
 Net realized gain on distributions                --                   --                    --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (91,714)              35,878               583,426               7,940
                                             --------             --------             ---------             -------
  Net gain (loss) on investments              (84,280)               3,974               289,638               8,182
                                             --------             --------             ---------             -------
  Net increase (decrease) in net
   assets resulting from operations          $549,092               $9,259              $475,421             $11,612
                                             ========             ========             =========             =======

                                                               PUTNAM VT          PUTNAM VT            PUTNAM VT
                                            PUTNAM VT            MONEY            MULTI-CAP            SMALL CAP
                                          INVESTORS FUND      MARKET FUND        GROWTH FUND          VALUE FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT (R)(S)      SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $2,442             $40                $46,532             $1,177
                                             --------             ---             ----------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (13,657)             --                 34,449              6,600
 Net realized gain on distributions                --              --                     --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     29,754              --              1,349,929             85,625
                                             --------             ---             ----------            -------
  Net gain (loss) on investments               16,097              --              1,384,378             92,225
                                             --------             ---             ----------            -------
  Net increase (decrease) in net
   assets resulting from operations           $18,539             $40             $1,430,910            $93,402
                                             ========             ===             ==========            =======

(p) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

(q) Formerly Putnam International New Opportunities Fund. Change effective January 30, 2010.

(r) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

(s)  Formerly Putnam VT New Opportunities Fund. Change effective September 1,
     2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             PUTNAM VT           PUTNAM VT                                  PUTNAM VT
                                           GEORGE PUTNAM           GLOBAL             PUTNAM VT              CAPITAL
                                           BALANCED FUND       UTILITIES FUND       VOYAGER FUND        OPPORTUNITIES FUND
                                          SUB-ACCOUNT (T)       SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $7,188             $28,884              $306,801               $1,960
                                             ---------            --------           -----------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (5,245)              5,262               237,884              (32,111)
 Net realized gain on distributions                 --                  --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      11,950             (24,838)            3,402,394              168,218
                                             ---------            --------           -----------             --------
  Net gain (loss) on investments                 6,705             (19,576)            3,640,278              136,107
                                             ---------            --------           -----------             --------
  Net increase (decrease) in net
   assets resulting from operations            $13,893              $9,308            $3,947,079             $138,067
                                             =========            ========           ===========             ========

                                            PUTNAM VT            INVESCO
                                             EQUITY          VAN KAMPEN V. I.
                                           INCOME FUND        COMSTOCK FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (U)
--------------------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                                   $14,875               $1,191
                                             -------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 8,801               15,938
 Net realized gain on distributions               --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    71,670              112,092
                                             -------             --------
  Net gain (loss) on investments              80,471              128,030
                                             -------             --------
  Net increase (decrease) in net
   assets resulting from operations          $95,346             $129,221
                                             =======             ========

(t) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

(u) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS      INVESCO V.I.
                                            INTERNATIONAL           SMALL/MID CAP           INTERNATIONAL             CAPITAL
                                           VALUE PORTFOLIO         VALUE PORTFOLIO         GROWTH PORTFOLIO      APPRECIATION FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $33,423                 $2,785                 $10,902                $2,364
 Net realized gain (loss) on security
  transactions                                   (42,239)                (5,958)                  8,243                 4,404
 Net realized gain on distributions                   --                     --                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        55,328                176,324                  55,410                39,518
                                             -----------               --------                --------              --------
 Net increase (decrease) in net assets
  resulting from operations                       46,512                173,151                  74,555                46,286
                                             -----------               --------                --------              --------
UNIT TRANSACTIONS:
 Purchases                                       153,592                 92,456                  28,965                23,712
 Net transfers                                    43,410                136,249                  13,334                 3,003
 Surrenders for benefit payments and
  fees                                          (107,534)               (46,373)                (67,460)              (24,590)
 Net loan activity                                 5,438                  8,843                  (4,071)                 (509)
 Cost of insurance                              (119,366)               (74,645)                (43,654)              (26,432)
                                             -----------               --------                --------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions               (24,460)               116,530                 (72,886)              (24,816)
                                             -----------               --------                --------              --------
 Net increase (decrease) in net
  assets                                          22,052                289,681                   1,669                21,470
NET ASSETS:
 Beginning of year                             1,279,898                623,417                 610,849               294,884
                                             -----------               --------                --------              --------
 End of year                                  $1,301,950               $913,098                $612,518              $316,354
                                             ===========               ========                ========              ========

                                          INVESCO V.I.      INVESCO V.I.       INVESCO V.I.        INVESCO V.I.
                                              CORE         INTERNATIONAL       MID CAP CORE         SMALL CAP
                                          EQUITY FUND       GROWTH FUND         EQUITY FUND        EQUITY FUND
                                        SUB-ACCOUNT (B)   SUB-ACCOUNT (C)     SUB-ACCOUNT (D)    SUB-ACCOUNT (E)
--------------------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,462            $4,665               $7,305              $ --
 Net realized gain (loss) on security
  transactions                                 9,811            (1,787)              52,622                58
 Net realized gain on distributions               --                --                   --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     3,766            23,669              109,883            61,963
                                            --------          --------          -----------          --------
 Net increase (decrease) in net assets
  resulting from operations                   15,039            26,547              169,810            62,021
                                            --------          --------          -----------          --------
UNIT TRANSACTIONS:
 Purchases                                    11,628            16,385               96,380            22,256
 Net transfers                               (12,717)          127,671              (58,926)           73,785
 Surrenders for benefit payments and
  fees                                       (15,701)           (7,024)             (96,879)          (33,764)
 Net loan activity                            (6,734)           (1,043)             (80,279)           (3,682)
 Cost of insurance                           (17,394)          (13,949)            (102,572)          (17,249)
                                            --------          --------          -----------          --------
 Net increase (decrease) in net assets
  resulting from unit transactions           (40,918)          122,040             (242,276)           41,346
                                            --------          --------          -----------          --------
 Net increase (decrease) in net
  assets                                     (25,879)          148,587              (72,466)          103,367
NET ASSETS:
 Beginning of year                           183,608           160,725            1,472,907           214,895
                                            --------          --------          -----------          --------
 End of year                                $157,729          $309,312           $1,400,441          $318,262
                                            ========          ========          ===========          ========

(a)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(b) Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(c)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

(d) Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30, 2010.

(e)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                                             AMERICAN FUNDS
                                             INVESCO V.I.           INVESCO V.I.        AMERICAN FUNDS          BLUE CHIP
                                               CAPITAL                 GLOBAL                ASSET             INCOME AND
                                           DEVELOPMENT FUND       MULTI-ASSET FUND      ALLOCATION FUND        GROWTH FUND
                                           SUB-ACCOUNT (F)        SUB-ACCOUNT (G)         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --                    $139              $153,206              $68,390
 Net realized gain (loss) on security
  transactions                                    8,988                     (16)             (111,918)              (7,756)
 Net realized gain on distributions                  --                      --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       36,265                   4,127               888,850              376,443
                                               --------              ----------           -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                      45,253                   4,250               930,138              437,077
                                               --------              ----------           -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                       20,278                   3,467               570,988              238,900
 Net transfers                                    3,881                  84,434              (141,777)             724,786
 Surrenders for benefit payments and
  fees                                          (20,547)                     --              (599,759)            (170,016)
 Net loan activity                                 (939)                     --               (19,831)             (18,169)
 Cost of insurance                              (26,321)                 (2,805)             (656,259)            (294,355)
                                               --------              ----------           -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (23,648)                 85,096              (846,638)             481,146
                                               --------              ----------           -----------          -----------
 Net increase (decrease) in net assets           21,605                  89,346                83,500              918,223
NET ASSETS:
 Beginning of year                              251,200                  13,348             8,109,913            3,407,405
                                               --------              ----------           -----------          -----------
 End of year                                   $272,805                $102,694            $8,193,413           $4,325,628
                                               ========              ==========           ===========          ===========


                                                                AMERICAN FUNDS
                                           AMERICAN FUNDS           GLOBAL            AMERICAN FUNDS          AMERICAN FUNDS
                                             BOND FUND            GROWTH FUND          GROWTH FUND          GROWTH-INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $208,100               $85,011              $110,401                $212,023
 Net realized gain (loss) on security
  transactions                                   68,801               (12,441)             (136,073)                (91,516)
 Net realized gain on distributions                  --                    --                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      231,559               567,260             2,721,287               1,486,184
                                             ----------           -----------          ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                     508,460               639,830             2,695,615               1,606,691
                                             ----------           -----------          ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                      387,024               452,457             1,431,520               1,163,592
 Net transfers                                 (774,542)               49,056              (421,654)               (410,535)
 Surrenders for benefit payments and
  fees                                         (796,719)             (263,392)             (921,185)               (961,821)
 Net loan activity                              (94,655)                 (761)              (76,221)                (39,154)
 Cost of insurance                             (570,653)             (510,395)           (1,322,202)             (1,244,090)
                                             ----------           -----------          ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,849,545)             (273,035)           (1,309,742)             (1,492,008)
                                             ----------           -----------          ------------            ------------
 Net increase (decrease) in net assets       (1,341,085)              366,795             1,385,873                 114,683
NET ASSETS:
 Beginning of year                            8,034,962             5,829,646            15,458,275              15,121,427
                                             ----------           -----------          ------------            ------------
 End of year                                 $6,693,877            $6,196,441           $16,844,148             $15,236,110
                                             ==========           ===========          ============            ============

(f)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(g) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                         AMERICAN FUNDS          FIDELITY VIP
                                           AMERICAN FUNDS         AMERICAN FUNDS          GLOBAL SMALL          ASSET MANAGER
                                         INTERNATIONAL FUND       NEW WORLD FUND      CAPITALIZATION FUND         PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $199,853               $67,443                $75,151                $13,189
 Net realized gain (loss) on security
  transactions                                     2,797               (14,958)                 6,008                (19,959)
 Net realized gain on distributions                   --                    --                     --                  3,962
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       504,956               650,499                827,045                110,080
                                             -----------            ----------             ----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                      707,606               702,984                908,204                107,272
                                             -----------            ----------             ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                       820,172               299,088                374,597                     --
 Net transfers                                   681,129               163,893                105,204                (51,383)
 Surrenders for benefit payments and
  fees                                          (938,723)             (477,616)              (365,190)               (16,617)
 Net loan activity                               (60,981)              (23,130)                34,549                 (1,377)
 Cost of insurance                              (742,339)             (297,787)              (398,140)               (66,207)
                                             -----------            ----------             ----------             ----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                  (240,742)             (335,552)              (248,980)              (135,584)
                                             -----------            ----------             ----------             ----------
 Net increase (decrease) in net assets           466,864               367,432                659,224                (28,312)
NET ASSETS:
 Beginning of year                             9,839,539             4,280,089              4,335,251                842,631
                                             -----------            ----------             ----------             ----------
 End of year                                 $10,306,403            $4,647,521             $4,994,475               $814,319
                                             ===========            ==========             ==========             ==========

                                            FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                           EQUITY-INCOME         CONTRAFUND(R)            OVERSEAS              MID CAP
                                             PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $202,460               $33,043               $11,425                $4,104
 Net realized gain (loss) on security
  transactions                                 (456,054)               (1,129)              (33,388)                4,359
 Net realized gain on distributions                  --                 1,511                 1,558                10,341
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,864,702               478,297               120,146               807,962
                                             ----------            ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                   1,611,108               511,722                99,741               826,766
                                             ----------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      712,812               444,103                    --               378,369
 Net transfers                                 (294,240)              149,628               (25,715)              162,663
 Surrenders for benefit payments and
  fees                                         (895,363)             (146,799)              (52,705)             (108,431)
 Net loan activity                              (36,632)               15,016                  (770)              (10,316)
 Cost of insurance                             (876,161)             (293,370)              (92,640)             (241,105)
                                             ----------            ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                               (1,389,584)              168,578              (171,830)              181,180
                                             ----------            ----------            ----------            ----------
 Net increase (decrease) in net assets          221,524               680,300               (72,089)            1,007,946
NET ASSETS:
 Beginning of year                           11,720,789             2,893,787               952,703             2,766,438
                                             ----------            ----------            ----------            ----------
 End of year                                 $11,942,313           $3,574,087              $880,614            $3,774,384
                                             ==========            ==========            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                           FIDELITY VIP        FIDELITY VIP        FIDELITY VIP           FRANKLIN
                                           FREEDOM 2010        FREEDOM 2020        FREEDOM 2030            INCOME
                                            PORTFOLIO           PORTFOLIO           PORTFOLIO         SECURITIES FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $4,289              $2,220               $100               $180,992
 Net realized gain (loss) on security
  transactions                                    880               5,438                 87                  6,527
 Net realized gain on distributions             3,136                 881                 42                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     16,295              10,412                599                139,396
                                             --------            --------             ------             ----------
 Net increase (decrease) in net assets
  resulting from operations                    24,600              18,951                828                326,915
                                             --------            --------             ------             ----------
UNIT TRANSACTIONS:
 Purchases                                        197               5,774                408                314,039
 Net transfers                                108,101               5,533                 --                146,108
 Surrenders for benefit payments and
  fees                                         (2,043)             (7,161)                --               (250,898)
 Net loan activity                             49,311               1,192                 --                (17,341)
 Cost of insurance                            (12,370)            (10,650)              (725)              (256,668)
                                             --------            --------             ------             ----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                143,196              (5,312)              (317)               (64,760)
                                             --------            --------             ------             ----------
 Net increase (decrease) in net assets        167,796              13,639                511                262,155
NET ASSETS:
 Beginning of year                             63,508             104,529              5,481              2,626,281
                                             --------            --------             ------             ----------
 End of year                                 $231,304            $118,168             $5,992             $2,888,436
                                             ========            ========             ======             ==========

                                              FRANKLIN              FRANKLIN
                                             SMALL CAP             STRATEGIC                                  TEMPLETON
                                               VALUE                 INCOME            MUTUAL SHARES           FOREIGN
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $24,288               $46,414               $64,999              $1,908
 Net realized gain (loss) on security
  transactions                                  (68,435)                  340               (34,064)               (628)
 Net realized gain on distributions                  --                    --                    --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      755,263                54,253               402,969              14,923
                                             ----------            ----------            ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                     711,116               101,007               433,904              16,203
                                             ----------            ----------            ----------            --------
UNIT TRANSACTIONS:
 Purchases                                      337,838                69,190               510,497               5,191
 Net transfers                                  301,823               433,465               (39,924)             94,346
 Surrenders for benefit payments and
  fees                                         (206,145)              (76,349)             (310,390)               (290)
 Net loan activity                              (23,153)              (11,867)              (44,272)                 --
 Cost of insurance                             (247,476)              (60,672)             (358,026)             (4,100)
                                             ----------            ----------            ----------            --------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                  162,887               353,767              (242,115)             95,147
                                             ----------            ----------            ----------            --------
 Net increase (decrease) in net assets          874,003               454,774               191,789             111,350
NET ASSETS:
 Beginning of year                            2,780,700               744,510             4,036,881               8,150
                                             ----------            ----------            ----------            --------
 End of year                                 $3,654,703            $1,199,284            $4,228,670            $119,500
                                             ==========            ==========            ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             TEMPLETON             MUTUAL              TEMPLETON             HARTFORD
                                              GROWTH          GLOBAL DISCOVERY        GLOBAL BOND            ADVISERS
                                          SECURITIES FUND      SECURITIES FUND      SECURITIES FUND          HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (H)
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $6,594               $19,267              $40,292              $261,612
 Net realized gain (loss) on security
  transactions                                   8,655                (1,132)               2,221            (1,565,730)
 Net realized gain on distributions                 --                    --                7,289                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      16,355               150,571              315,660             3,467,848
                                             ---------           -----------          -----------          ------------
 Net increase (decrease) in net assets
  resulting from operations                     31,604               168,706              365,462             2,163,730
                                             ---------           -----------          -----------          ------------
UNIT TRANSACTIONS:
 Purchases                                      80,365               147,179              148,714             1,193,686
 Net transfers                                 (38,641)              225,405              633,005              (829,591)
 Surrenders for benefit payments and
  fees                                         (93,932)             (168,020)            (293,847)           (1,594,304)
 Net loan activity                             (13,181)               (5,388)              35,475                31,023
 Cost of insurance                             (67,019)             (121,974)            (202,352)           (1,796,382)
                                             ---------           -----------          -----------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (132,408)               77,202              320,995            (2,995,568)
                                             ---------           -----------          -----------          ------------
 Net increase (decrease) in net assets        (100,804)              245,908              686,457              (831,838)
NET ASSETS:
 Beginning of year                             524,383             1,379,440            2,362,526            19,847,289
                                             ---------           -----------          -----------          ------------
 End of year                                  $423,579            $1,625,348           $3,048,983           $19,015,451
                                             =========           ===========          ===========          ============

                                              HARTFORD              HARTFORD              HARTFORD
                                               TOTAL                CAPITAL               DIVIDEND             HARTFORD
                                            RETURN BOND           APPRECIATION           AND GROWTH         GLOBAL RESEARCH
                                              HLS FUND              HLS FUND              HLS FUND             HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (I)
--------------------------------------  -------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $918,366              $451,031              $345,640               $191
 Net realized gain (loss) on security
  transactions                                   (45,123)           (2,709,115)             (510,476)               (88)
 Net realized gain on distributions                   --                    --                    --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       883,000            11,670,695             2,467,989              2,264
                                            ------------          ------------          ------------            -------
 Net increase (decrease) in net assets
  resulting from operations                    1,756,243             9,412,611             2,303,153              2,367
                                            ------------          ------------          ------------            -------
UNIT TRANSACTIONS:
 Purchases                                     1,317,902             2,528,936             1,049,382                 --
 Net transfers                                (1,546,355)           (1,442,101)             (465,896)                --
 Surrenders for benefit payments and
  fees                                        (2,626,083)           (4,427,375)           (1,585,263)              (188)
 Net loan activity                              (199,509)              (64,491)             (433,840)                --
 Cost of insurance                            (1,797,417)           (4,131,448)           (1,609,565)            (1,177)
                                            ------------          ------------          ------------            -------
 Net increase (decrease) in net assets
  resulting from unit transactions            (4,851,462)           (7,536,479)           (3,045,182)            (1,365)
                                            ------------          ------------          ------------            -------
 Net increase (decrease) in net assets        (3,095,219)            1,876,132              (742,029)             1,002
NET ASSETS:
 Beginning of year                            24,805,068            62,567,658            19,729,513             16,040
                                            ------------          ------------          ------------            -------
 End of year                                 $21,709,849           $64,443,790           $18,987,484            $17,042
                                            ============          ============          ============            =======

(h) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

(i)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                 HARTFORD               HARTFORD
                                            HARTFORD            DISCIPLINED              GROWTH               HARTFORD
                                          GLOBAL GROWTH           EQUITY              OPPORTUNITIES          HIGH YIELD
                                            HLS FUND             HLS FUND               HLS FUND              HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $107                $19,660                   $277              $2,127
 Net realized gain (loss) on security
  transactions                                (2,206)                21,083                (39,219)                334
 Net realized gain on distributions               --                     --                     --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     4,502                157,168                356,317              34,457
                                             -------            -----------            -----------            --------
 Net increase (decrease) in net assets
  resulting from operations                    2,403                197,911                317,375              36,918
                                             -------            -----------            -----------            --------
UNIT TRANSACTIONS:
 Purchases                                       381                125,443                166,126              13,259
 Net transfers                                 7,151                 19,239                 88,455             316,134
 Surrenders for benefit payments and
  fees                                        (1,474)              (222,513)               (92,355)             (1,439)
 Net loan activity                                --                 38,450                (36,881)                 --
 Cost of insurance                            (2,739)              (156,710)              (147,002)            (12,853)
                                             -------            -----------            -----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             3,319               (196,091)               (21,657)            315,101
                                             -------            -----------            -----------            --------
 Net increase (decrease) in net assets         5,722                  1,820                295,718             352,019
NET ASSETS:
 Beginning of year                            38,903              1,617,656              1,843,838              35,446
                                             -------            -----------            -----------            --------
 End of year                                 $44,625             $1,619,476             $2,139,556            $387,465
                                             =======            ===========            ===========            ========

                                                                  HARTFORD
                                             HARTFORD           INTERNATIONAL          HARTFORD             HARTFORD
                                               INDEX            OPPORTUNITIES           MIDCAP            MIDCAP VALUE
                                             HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (J)        SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $249,096             $164,051              $26,785               $9,486
 Net realized gain (loss) on security
  transactions                                 (291,246)            (477,706)             139,943              (25,033)
 Net realized gain on distributions                  --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,074,073            2,054,456            2,231,633              368,892
                                            -----------          -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   2,031,923            1,740,801            2,398,361              353,345
                                            -----------          -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                      957,874              893,425              524,433              106,937
 Net transfers                                  471,197             (297,970)            (203,968)             (22,237)
 Surrenders for benefit payments and
  fees                                       (1,704,852)          (1,332,367)          (1,146,875)             (81,611)
 Net loan activity                              (64,136)             (23,036)             (92,848)              (7,958)
 Cost of insurance                           (1,307,072)            (904,904)            (879,013)            (109,175)
                                            -----------          -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,646,989)          (1,664,852)          (1,798,271)            (114,044)
                                            -----------          -----------          -----------          -----------
 Net increase (decrease) in net assets          384,934               75,949              600,090              239,301
NET ASSETS:
 Beginning of year                           15,049,268           13,528,314           11,448,525            1,488,183
                                            -----------          -----------          -----------          -----------
 End of year                                $15,434,202          $13,604,263          $12,048,615           $1,727,484
                                            ===========          ===========          ===========          ===========

(j) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                                                 HARTFORD
                                              HARTFORD               HARTFORD              HARTFORD          U.S. GOVERNMENT
                                            MONEY MARKET          SMALL COMPANY             STOCK               SECURITIES
                                              HLS FUND               HLS FUND              HLS FUND              HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $ --                  $ --              $241,219              $241,305
 Net realized gain (loss) on security
  transactions                                        --                44,786            (1,302,009)               40,651
 Net realized gain on distributions                   --                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                                     --             1,417,379             3,957,078               (61,973)
                                             -----------            ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                           --             1,462,165             2,896,288               219,983
                                             -----------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     2,835,784               346,877             1,418,672               191,197
 Net transfers                                 1,512,404              (480,657)           (1,017,178)             (531,892)
 Surrenders for benefit payments and
  fees                                       (11,062,273)             (612,447)           (1,637,881)             (380,239)
 Net loan activity                              (204,017)              (47,094)               12,330               (38,087)
 Cost of insurance                            (2,683,133)             (467,954)           (1,866,339)             (402,575)
                                             -----------            ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (9,601,235)           (1,261,275)           (3,090,396)           (1,161,596)
                                             -----------            ----------            ----------            ----------
 Net increase (decrease) in net assets        (9,601,235)              200,890              (194,108)             (941,613)
NET ASSETS:
 Beginning of year                            37,464,275             6,929,046            22,291,314             6,162,808
                                             -----------            ----------            ----------            ----------
 End of year                                 $27,863,040            $7,129,936            $22,097,206           $5,221,195
                                             ===========            ==========            ==========            ==========

                                                                                                               LORD ABBETT
                                               HARTFORD             LORD ABBETT           LORD ABBETT           GROWTH AND
                                                VALUE            CAPITAL STRUCTURE       BOND-DEBENTURE           INCOME
                                               HLS FUND              PORTFOLIO                FUND              PORTFOLIO
                                          SUB-ACCOUNT (K)(L)      SUB-ACCOUNT (M)         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $4,811               $19,966               $50,251               $2,437
 Net realized gain (loss) on security
  transactions                                  (337,463)                1,315                 1,116                  484
 Net realized gain on distributions                   --                    --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                                425,243                75,558                35,784               57,096
                                              ----------              --------              --------             --------
 Net increase (decrease) in net assets
  resulting from operations                       92,591                96,839                87,151               60,017
                                              ----------              --------              --------             --------
UNIT TRANSACTIONS:
 Purchases                                        39,248                46,063                26,189               45,935
 Net transfers                                (1,869,025)              (12,592)              228,824              137,838
 Surrenders for benefit payments and
  fees                                           (13,603)              (10,380)              (46,091)             (11,782)
 Net loan activity                                    --                (3,116)               33,546                  989
 Cost of insurance                               (38,378)              (48,036)              (38,911)             (33,246)
                                              ----------              --------              --------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,881,758)              (28,061)              203,557              139,734
                                              ----------              --------              --------             --------
 Net increase (decrease) in net assets        (1,789,167)               68,778               290,708              199,751
NET ASSETS:
 Beginning of year                             1,789,167               673,813               525,819              276,109
                                              ----------              --------              --------             --------
 End of year                                        $ --              $742,591              $816,527             $475,860
                                              ==========              ========              ========             ========

(k) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with newly created Hartford Value HLS Fund.

(l)  Not funded as of December 31, 2010.

(m) Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
    2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  MFS INVESTORS         MFS NEW           MFS TOTAL          MFS VALUE
                                   TRUST SERIES    DISCOVERY SERIES     RETURN SERIES          SERIES
                                   SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $3,031               $ --             $50,728            $3,793
 Net realized gain (loss) on
  security transactions                14,482             26,659             (19,214)             (601)
 Net realized gain on
  distributions                            --                 --                  --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     (10,166)           140,453             156,022            26,558
                                     --------          ---------          ----------          --------
 Net increase (decrease) in net
  assets resulting from
  operations                            7,347            167,112             187,536            29,750
                                     --------          ---------          ----------          --------
UNIT TRANSACTIONS:
 Purchases                              4,820             29,574             186,764            32,181
 Net transfers                         69,617             31,539              79,589            56,490
 Surrenders for benefit
  payments and fees                     4,673           (142,900)            (72,680)          (17,799)
 Net loan activity                   (130,922)               426             (46,760)           (6,271)
 Cost of insurance                    (17,311)           (35,912)           (159,378)          (22,376)
                                     --------          ---------          ----------          --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                        (69,123)          (117,273)            (12,465)           42,225
                                     --------          ---------          ----------          --------
 Net increase (decrease) in net
  assets                              (61,776)            49,839             175,071            71,975
NET ASSETS:
 Beginning of year                    192,145            606,618           1,906,217           219,833
                                     --------          ---------          ----------          --------
 End of year                         $130,369           $656,457          $2,081,288          $291,808
                                     ========          =========          ==========          ========

                                                                         INVESCO
                                                     UIF MID CAP     VAN KAMPEN V. I.      OPPENHEIMER
                                   MFS RESEARCH         GROWTH           MID CAP             CAPITAL
                                 BOND SERIES FUND     PORTFOLIO         VALUE FUND      APPRECIATION FUND
                                   SUB-ACCOUNT     SUB-ACCOUNT (N)   SUB-ACCOUNT (O)       SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $9,309              $ --            $1,742               $ --
 Net realized gain (loss) on
  security transactions                 1,312             3,504             9,602              2,410
 Net realized gain on
  distributions                           961                --                --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       6,605            66,465            32,878             30,485
                                     --------          --------          --------           --------
 Net increase (decrease) in net
  assets resulting from
  operations                           18,187            69,969            44,222             32,895
                                     --------          --------          --------           --------
UNIT TRANSACTIONS:
 Purchases                             23,650             6,302            16,271             39,272
 Net transfers                        428,343           155,241               414             10,666
 Surrenders for benefit
  payments and fees                   (24,696)           (2,165)          (14,460)            (1,966)
 Net loan activity                         30                 8                --               (260)
 Cost of insurance                    (23,262)          (13,292)          (18,233)           (32,865)
                                     --------          --------          --------           --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                        404,065           146,094           (16,008)            14,847
                                     --------          --------          --------           --------
 Net increase (decrease) in net
  assets                              422,252           216,063            28,214             47,742
NET ASSETS:
 Beginning of year                     37,026           101,755           232,791            346,839
                                     --------          --------          --------           --------
 End of year                         $459,278          $317,818          $261,005           $394,581
                                     ========          ========          ========           ========

(n) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(o) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                     OPPENHEIMER
                                            OPPENHEIMER          OPPENHEIMER         MAIN STREET          PUTNAM VT
                                         GLOBAL SECURITIES       MAIN STREET          SMALL CAP          DIVERSIFIED
                                              FUND/VA              FUND/VA             FUND/VA           INCOME FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $13,938              $2,812                $292             $93,915
 Net realized gain (loss) on security
  transactions                                    4,821               2,527              10,198                (526)
 Net realized gain on distributions                  --                  --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      186,260              44,447               2,812             (14,243)
                                             ----------            --------            --------            --------
 Net increase (decrease) in net assets
  resulting from operations                     205,019              49,786              13,302              79,146
                                             ----------            --------            --------            --------
UNIT TRANSACTIONS:
 Purchases                                      224,784              16,911               6,804              16,033
 Net transfers                                   73,108                  (6)             (7,994)            112,926
 Surrenders for benefit payments and
  fees                                          (50,167)             (9,327)            (16,879)            (25,910)
 Net loan activity                               61,428                  --              (3,193)            (11,004)
 Cost of insurance                             (113,377)            (17,827)             (5,763)            (59,394)
                                             ----------            --------            --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions              195,776             (10,249)            (27,025)             32,651
                                             ----------            --------            --------            --------
 Net increase (decrease) in net assets          400,795              39,537             (13,723)            111,797
NET ASSETS:
 Beginning of year                            1,041,850             322,758              74,829             620,259
                                             ----------            --------            --------            --------
 End of year                                 $1,442,645            $362,295             $61,106            $732,056
                                             ==========            ========            ========            ========


                                             PUTNAM VT             PUTNAM VT              PUTNAM VT             PUTNAM VT
                                            GLOBAL ASSET             GLOBAL              GROWTH AND           GLOBAL HEALTH
                                          ALLOCATION FUND         EQUITY FUND            INCOME FUND            CARE FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $75,986              $146,840               $249,615               $6,253
 Net realized gain (loss) on security
  transactions                                    1,321              (520,048)            (1,060,391)              14,464
 Net realized gain on distributions                  --                    --                     --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      105,104               928,500              2,765,061              (14,637)
                                             ----------            ----------            -----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     182,411               555,292              1,954,285                6,080
                                             ----------            ----------            -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                           --               290,976                891,666                   --
 Net transfers                                  (20,321)             (152,533)              (219,048)              (1,790)
 Surrenders for benefit payments and
  fees                                          (40,761)             (571,861)              (804,251)             (64,500)
 Net loan activity                                 (291)              (32,864)              (104,051)              (1,415)
 Cost of insurance                              (95,135)             (504,433)            (1,284,114)             (21,494)
                                             ----------            ----------            -----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (156,508)             (970,715)            (1,519,798)             (89,199)
                                             ----------            ----------            -----------            ---------
 Net increase (decrease) in net assets           25,903              (415,423)               434,487              (83,119)
NET ASSETS:
 Beginning of year                            1,318,794             6,415,245             14,468,572              310,638
                                             ----------            ----------            -----------            ---------
 End of year                                 $1,344,697            $5,999,822            $14,903,059             $227,519
                                             ==========            ==========            ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             PUTNAM VT                                     PUTNAM              PUTNAM VT
                                                HIGH               PUTNAM VT           INTERNATIONAL         INTERNATIONAL
                                             YIELD FUND           INCOME FUND            VALUE FUND           EQUITY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (P)         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $447,428              $633,372               $5,285               $185,783
 Net realized gain (loss) on security
  transactions                                   78,216                 7,434              (31,904)              (293,788)
 Net realized gain on distributions                  --                    --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      260,706               (91,714)              35,878                583,426
                                             ----------            ----------             --------             ----------
 Net increase (decrease) in net assets
  resulting from operations                     786,350               549,092                9,259                475,421
                                             ----------            ----------             --------             ----------
UNIT TRANSACTIONS:
 Purchases                                      316,015               283,647                   --                216,050
 Net transfers                                  (85,537)               88,001                   --                (70,443)
 Surrenders for benefit payments and
  fees                                         (368,301)             (592,223)             (56,976)              (439,858)
 Net loan activity                              (26,163)              (30,808)                 (75)               (47,085)
 Cost of insurance                             (504,820)             (430,449)              (5,707)              (332,853)
                                             ----------            ----------             --------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (668,806)             (681,832)             (62,758)              (674,189)
                                             ----------            ----------             --------             ----------
 Net increase (decrease) in net assets          117,544              (132,740)             (53,499)              (198,768)
NET ASSETS:
 Beginning of year                            5,803,870             5,647,545              160,427              5,264,356
                                             ----------            ----------             --------             ----------
 End of year                                 $5,921,414            $5,514,805             $106,928             $5,065,588
                                             ==========            ==========             ========             ==========

                                             PUTNAM VT                                PUTNAM VT            PUTNAM VT
                                           INTERNATIONAL          PUTNAM VT             MONEY              MULTI-CAP
                                            GROWTH FUND         INVESTORS FUND       MARKET FUND          GROWTH FUND
                                          SUB-ACCOUNT (Q)        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (R)(S)
--------------------------------------  ----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $3,430               $2,442                 $40               $46,532
 Net realized gain (loss) on security
  transactions                                     242              (13,657)                 --                34,449
 Net realized gain on distributions                 --                   --                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       7,940               29,754                  --             1,349,929
                                              --------             --------            --------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     11,612               18,539                  40             1,430,910
                                              --------             --------            --------            ----------
UNIT TRANSACTIONS:
 Purchases                                          --                   --                  --               495,425
 Net transfers                                    (537)              (7,360)                 --              (694,636)
 Surrenders for benefit payments and
  fees                                          (8,352)             (15,687)               (306)             (934,797)
 Net loan activity                                  --                  (14)                 --                (4,846)
 Cost of insurance                             (10,906)             (17,803)            (18,325)             (680,323)
                                              --------             --------            --------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (19,795)             (40,864)            (18,631)           (1,819,177)
                                              --------             --------            --------            ----------
 Net increase (decrease) in net assets          (8,183)             (22,325)            (18,591)             (388,267)
NET ASSETS:
 Beginning of year                             116,216              173,438             115,272             8,364,266
                                              --------             --------            --------            ----------
 End of year                                  $108,033             $151,113             $96,681            $7,975,999
                                              ========             ========            ========            ==========

(p) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

(q) Formerly Putnam International New Opportunities Fund. Change effective January 30, 2010.

(r) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

(s)  Formerly Putnam VT New Opportunities Fund. Change effective September 1,
     2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     PUTNAM VT           PUTNAM VT           PUTNAM VT
                                     SMALL CAP         GEORGE PUTNAM           GLOBAL             PUTNAM VT
                                     VALUE FUND        BALANCED FUND       UTILITIES FUND        VOYAGER FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT (T)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,177              $7,188             $28,884               $306,801
 Net realized gain (loss) on
  security transactions                  6,600              (5,245)              5,262                237,884
 Net realized gain on
  distributions                             --                  --                  --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       85,625              11,950             (24,838)             3,402,394
                                      --------            --------            --------           ------------
 Net increase (decrease) in net
  assets resulting from
  operations                            93,402              13,893               9,308              3,947,079
                                      --------            --------            --------           ------------
UNIT TRANSACTIONS:
 Purchases                              52,311                  --                  --              1,014,870
 Net transfers                         (13,768)             (3,031)            (20,529)              (494,245)
 Surrenders for benefit
  payments and fees                    (23,121)             (2,284)            (25,736)            (1,770,295)
 Net loan activity                          74                  --                (292)              (139,250)
 Cost of insurance                     (42,894)            (13,222)            (51,308)            (1,733,863)
                                      --------            --------            --------           ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (27,398)            (18,537)            (97,865)            (3,122,783)
                                      --------            --------            --------           ------------
 Net increase (decrease) in net
  assets                                66,004              (4,644)            (88,557)               824,296
NET ASSETS:
 Beginning of year                     374,002             137,631             742,011             20,733,061
                                      --------            --------            --------           ------------
 End of year                          $440,006            $132,987            $653,454            $21,557,357
                                      ========            ========            ========           ============

                                       PUTNAM VT             PUTNAM VT             INVESCO
                                        CAPITAL                EQUITY          VAN KAMPEN V. I.
                                   OPPORTUNITIES FUND       INCOME FUND         COMSTOCK FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (U)
-------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1,960               $14,875               $1,191
 Net realized gain (loss) on
  security transactions                  (32,111)                8,801               15,938
 Net realized gain on
  distributions                               --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        168,218                71,670              112,092
                                        --------              --------             --------
 Net increase (decrease) in net
  assets resulting from
  operations                             138,067                95,346              129,221
                                        --------              --------             --------
UNIT TRANSACTIONS:
 Purchases                                50,452                50,620              104,934
 Net transfers                            20,118                73,045              (29,532)
 Surrenders for benefit
  payments and fees                      (36,051)              (44,342)             (92,391)
 Net loan activity                        (2,465)               (5,204)              (2,272)
 Cost of insurance                       (50,550)              (77,307)             (74,706)
                                        --------              --------             --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (18,496)               (3,188)             (93,967)
                                        --------              --------             --------
 Net increase (decrease) in net
  assets                                 119,571                92,158               35,254
NET ASSETS:
 Beginning of year                       701,067               773,941              901,661
                                        --------              --------             --------
 End of year                            $820,638              $866,099             $936,915
                                        ========              ========             ========

(t) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

(u) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS       AIM V.I.
                                            INTERNATIONAL           SMALL/MID CAP           INTERNATIONAL           CAPITAL
                                           VALUE PORTFOLIO         VALUE PORTFOLIO        GROWTH PORTFOLIO     APPRECIATION FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $12,307                 $3,806                $22,825                $1,696
 Net realized gain (loss) on security
  transactions                                  (146,029)            (1,401,410)                (6,707)                  543
 Net realized gain on distributions                   --                 20,077                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       460,936              1,409,303                151,506                48,054
                                             -----------             ----------               --------              --------
 Net increase (decrease) in net assets
  resulting from operations                      327,214                 31,776                167,624                50,293
                                             -----------             ----------               --------              --------
UNIT TRANSACTIONS:
 Purchases                                       165,852                102,542                 47,418                30,772
 Net transfers                                  (109,900)            (1,363,728)                12,959                48,531
 Surrenders for benefit payments and
  fees                                          (133,887)               (37,450)               (57,329)               (1,403)
 Net loan activity                                (7,354)                  (394)                  (807)                   --
 Cost of insurance                              (154,668)               (70,588)               (42,803)              (24,863)
                                             -----------             ----------               --------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (239,957)            (1,369,618)               (40,562)               53,037
                                             -----------             ----------               --------              --------
 Net increase (decrease) in net assets            87,257             (1,337,842)               127,062               103,330
NET ASSETS:
 Beginning of year                             1,192,641              1,961,259                483,787               191,554
                                             -----------             ----------               --------              --------
 End of year                                  $1,279,898               $623,417               $610,849              $294,884
                                             ===========             ==========               ========              ========

                                             AIM V.I.            AIM V.I.            AIM V.I.             AIM V.I.
                                               CORE           INTERNATIONAL        MID CAP CORE          SMALL CAP
                                           EQUITY FUND         GROWTH FUND          EQUITY FUND         EQUITY FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $3,070              $2,086               $17,338               $356
 Net realized gain (loss) on security
  transactions                                  1,491               2,042                19,812              4,580
 Net realized gain on distributions                --                  --                16,731                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     38,107              33,627               304,501             34,921
                                             --------            --------           -----------           --------
 Net increase (decrease) in net assets
  resulting from operations                    42,668              37,755               358,382             39,857
                                             --------            --------           -----------           --------
UNIT TRANSACTIONS:
 Purchases                                     22,895               8,407               121,163             23,403
 Net transfers                                 81,068              89,600                45,656             11,311
 Surrenders for benefit payments and
  fees                                        (10,155)            (37,619)              (49,527)            (2,888)
 Net loan activity                            (29,919)                 --               (97,839)               384
 Cost of insurance                            (18,669)             (7,233)             (132,327)           (22,023)
                                             --------            --------           -----------           --------
 Net increase (decrease) in net assets
  resulting from unit transactions             45,220              53,155              (112,874)            10,187
                                             --------            --------           -----------           --------
 Net increase (decrease) in net assets         87,888              90,910               245,508             50,044
NET ASSETS:
 Beginning of year                             95,720              69,815             1,227,399            164,851
                                             --------            --------           -----------           --------
 End of year                                 $183,608            $160,725            $1,472,907           $214,895
                                             ========            ========           ===========           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                                              AMERICAN FUNDS
                                               AIM V.I.               AIM V.I.           AMERICAN FUNDS          BLUE CHIP
                                               CAPITAL             POWERSHARES ETF            ASSET             INCOME AND
                                           DEVELOPMENT FUND        ALLOCATION FUND       ALLOCATION FUND        GROWTH FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT (A)         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --                    $67                $173,747              $62,416
 Net realized gain (loss) on security
  transactions                                    2,522                     --                (225,335)            (627,729)
 Net realized gain on distributions                  --                     12                      --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       73,982                   (101)              1,682,523            1,252,420
                                               --------                -------             -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                      76,504                    (22)              1,630,935              687,107
                                               --------                -------             -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                       22,660                    450                 660,155              281,148
 Net transfers                                  (23,758)                13,004                (501,720)            (947,528)
 Surrenders for benefit payments and
  fees                                             (546)                    --                (326,682)            (180,405)
 Net loan activity                                   --                     --                 (10,017)               3,345
 Cost of insurance                              (25,789)                   (84)               (706,609)            (309,200)
                                               --------                -------             -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (27,433)                13,370                (884,873)          (1,152,640)
                                               --------                -------             -----------          -----------
 Net increase (decrease) in net assets           49,071                 13,348                 746,062             (465,533)
NET ASSETS:
 Beginning of year                              202,129                     --               7,363,851            3,872,938
                                               --------                -------             -----------          -----------
 End of year                                   $251,200                $13,348              $8,109,913           $3,407,405
                                               ========                =======             ===========          ===========


                                                               AMERICAN FUNDS
                                          AMERICAN FUNDS           GLOBAL           AMERICAN FUNDS         AMERICAN FUNDS
                                             BOND FUND           GROWTH FUND          GROWTH FUND        GROWTH-INCOME FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $244,951              $69,763              $89,006               $211,825
 Net realized gain (loss) on security
  transactions                                   24,254             (343,665)          (1,422,504)              (939,007)
 Net realized gain on distributions                  --                   --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      652,786            1,909,967            5,880,976              4,394,506
                                            -----------          -----------          -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     921,991            1,636,065            4,547,478              3,667,324
                                            -----------          -----------          -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      479,865              438,329            1,406,664              1,354,495
 Net transfers                                  544,105              116,738           (1,381,244)            (1,006,500)
 Surrenders for benefit payments and
  fees                                         (385,115)            (313,897)            (921,293)            (1,177,932)
 Net loan activity                                5,693              (20,187)            (114,300)               (65,515)
 Cost of insurance                             (635,694)            (489,631)          (1,374,605)            (1,349,459)
                                            -----------          -----------          -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                8,854             (268,648)          (2,384,778)            (2,244,911)
                                            -----------          -----------          -----------            -----------
 Net increase (decrease) in net assets          930,845            1,367,417            2,162,700              1,422,413
NET ASSETS:
 Beginning of year                            7,104,117            4,462,229           13,295,575             13,699,014
                                            -----------          -----------          -----------            -----------
 End of year                                 $8,034,962           $5,829,646          $15,458,275            $15,121,427
                                            ===========          ===========          ===========            ===========

(a)  From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                   AMERICAN FUNDS        FIDELITY VIP
                                          AMERICAN FUNDS      AMERICAN FUNDS        GLOBAL SMALL        ASSET MANAGER
                                        INTERNATIONAL FUND    NEW WORLD FUND     CAPITALIZATION FUND      PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $134,078             $54,287               $9,985             $18,429
 Net realized gain (loss) on security
  transactions                                (369,283)            (89,535)            (106,016)           (119,128)
 Net realized gain on distributions             49,885                  --                   --               1,278
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   3,389,315           1,417,133            1,624,886             294,717
                                            ----------          ----------           ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                  3,203,995           1,381,885            1,528,855             195,296
                                            ----------          ----------           ----------            --------
UNIT TRANSACTIONS:
 Purchases                                     688,868             266,803              417,676                  --
 Net transfers                                (901,049)            212,834              356,104            (101,259)
 Surrenders for benefit payments and
  fees                                        (507,309)           (167,115)            (160,784)            (44,461)
 Net loan activity                             (17,069)             (6,977)             (18,583)                 (6)
 Cost of insurance                            (801,564)           (302,694)            (354,640)            (70,213)
                                            ----------          ----------           ----------            --------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                              (1,538,123)              2,851              239,773            (215,939)
                                            ----------          ----------           ----------            --------
 Net increase (decrease) in net assets       1,665,872           1,384,736            1,768,628             (20,643)
NET ASSETS:
 Beginning of year                           8,173,667           2,895,353            2,566,623             863,274
                                            ----------          ----------           ----------            --------
 End of year                                $9,839,539          $4,280,089           $4,335,251            $842,631
                                            ==========          ==========           ==========            ========

                                           FIDELITY VIP         FIDELITY VIP        FIDELITY VIP        FIDELITY VIP
                                           EQUITY-INCOME        CONTRAFUND(R)         OVERSEAS            MID CAP
                                             PORTFOLIO            PORTFOLIO           PORTFOLIO          PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $233,185              $29,106            $18,358             $10,486
 Net realized gain (loss) on security
  transactions                                 (758,499)             (59,400)          (140,436)              6,296
 Net realized gain on distributions                  --                  704              3,045              12,413
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    3,280,873              788,715            324,309             649,356
                                            -----------          -----------          ---------          ----------
 Net increase (decrease) in net assets
  resulting from operations                   2,755,559              759,125            205,276             678,551
                                            -----------          -----------          ---------          ----------
UNIT TRANSACTIONS:
 Purchases                                      856,771              264,030                 --             178,663
 Net transfers                                 (592,534)             (67,533)          (136,445)            521,484
 Surrenders for benefit payments and
  fees                                         (626,180)             (81,568)           (84,169)            (53,907)
 Net loan activity                              (12,109)              13,329             (1,176)              2,028
 Cost of insurance                             (952,159)            (318,358)           (96,459)           (193,285)
                                            -----------          -----------          ---------          ----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                               (1,326,211)            (190,100)          (318,249)            454,983
                                            -----------          -----------          ---------          ----------
 Net increase (decrease) in net assets        1,429,348              569,025           (112,973)          1,133,534
NET ASSETS:
 Beginning of year                           10,291,441            2,324,762          1,065,676           1,632,904
                                            -----------          -----------          ---------          ----------
 End of year                                $11,720,789           $2,893,787           $952,703          $2,766,438
                                            ===========          ===========          =========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           FIDELITY VIP        FIDELITY VIP        FIDELITY VIP           FRANKLIN
                                           FREEDOM 2010        FREEDOM 2020        FREEDOM 2030            INCOME
                                            PORTFOLIO           PORTFOLIO           PORTFOLIO         SECURITIES FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,189              $2,938               $141               $180,893
 Net realized gain (loss) on security
  transactions                                  8,239              35,288                576                (22,293)
 Net realized gain on distributions               804                 917                 33                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      9,953              23,634              1,526                524,023
                                             --------            --------             ------             ----------
 Net increase (decrease) in net assets
  resulting from operations                    21,185              62,777              2,276                682,623
                                             --------            --------             ------             ----------
UNIT TRANSACTIONS:
 Purchases                                        379               3,288                723                308,307
 Net transfers                                (45,374)             19,794              2,000                (86,745)
 Surrenders for benefit payments and
  fees                                             --             (21,657)                --                (91,737)
 Net loan activity                                 --               1,252                 --                  1,829
 Cost of insurance                             (8,255)            (12,414)              (688)              (241,284)
                                             --------            --------             ------             ----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                (53,250)             (9,737)             2,035               (109,630)
                                             --------            --------             ------             ----------
 Net increase (decrease) in net assets        (32,065)             53,040              4,311                572,993
NET ASSETS:
 Beginning of year                             95,573              51,489              1,170              2,053,288
                                             --------            --------             ------             ----------
 End of year                                  $63,508            $104,529             $5,481             $2,626,281
                                             ========            ========             ======             ==========

                                              FRANKLIN             FRANKLIN
                                             SMALL CAP            STRATEGIC                                  TEMPLETON
                                               VALUE                INCOME           MUTUAL SHARES            FOREIGN
                                          SECURITIES FUND      SECURITIES FUND      SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------  ------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $40,422             $44,366               $68,214                $ --
 Net realized gain (loss) on security
  transactions                                  (34,424)              3,256              (141,375)                 --
 Net realized gain on distributions             111,315                  --                    --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      517,678              86,288               919,055                  24
                                             ----------            --------            ----------              ------
 Net increase (decrease) in net assets
  resulting from operations                     634,991             133,910               845,894                  24
                                             ----------            --------            ----------              ------
UNIT TRANSACTIONS:
 Purchases                                      315,851              57,309               393,938                 450
 Net transfers                                 (146,764)            334,618               (90,870)              7,760
 Surrenders for benefit payments and
  fees                                         (139,725)            (99,346)             (202,957)                 --
 Net loan activity                              (10,327)                 --                (6,950)                 --
 Cost of insurance                             (259,599)            (40,569)             (384,253)                (84)
                                             ----------            --------            ----------              ------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                 (240,564)            252,012              (291,092)              8,126
                                             ----------            --------            ----------              ------
 Net increase (decrease) in net assets          394,427             385,922               554,802               8,150
NET ASSETS:
 Beginning of year                            2,386,273             358,588             3,482,079                  --
                                             ----------            --------            ----------              ------
 End of year                                 $2,780,700            $744,510            $4,036,881              $8,150
                                             ==========            ========            ==========              ======

(a)  From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            TEMPLETON             MUTUAL              TEMPLETON             HARTFORD
                                              GROWTH         GLOBAL DISCOVERY        GLOBAL BOND            ADVISERS
                                         SECURITIES FUND      SECURITIES FUND      SECURITIES FUND          HLS FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT (B)      SUB-ACCOUNT (C)        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $11,657               $13,764             $173,051              $405,054
 Net realized gain (loss) on security
  transactions                                 (6,240)                3,894               (5,141)           (2,114,794)
 Net realized gain on distributions                --                32,477                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     99,071               203,150               91,916             6,715,600
                                             --------           -----------          -----------          ------------
 Net increase (decrease) in net assets
  resulting from operations                   104,488               253,285              259,826             5,005,860
                                             --------           -----------          -----------          ------------
UNIT TRANSACTIONS:
 Purchases                                     85,835               136,032               97,241             1,467,178
 Net transfers                                 67,369               131,041            1,542,701              (979,572)
 Surrenders for benefit payments and
  fees                                        (21,947)              (46,064)            (316,294)           (1,943,451)
 Net loan activity                                 (3)               (6,733)                  10                68,852
 Cost of insurance                            (62,974)             (119,050)            (138,902)           (2,090,068)
                                             --------           -----------          -----------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             68,280                95,226            1,184,756            (3,477,061)
                                             --------           -----------          -----------          ------------
 Net increase (decrease) in net assets        172,768               348,511            1,444,582             1,528,799
NET ASSETS:
 Beginning of year                            351,615             1,030,929              917,944            18,282,497
                                             --------           -----------          -----------          ------------
 End of year                                 $524,383            $1,379,440           $2,362,526           $19,811,296
                                             ========           ===========          ===========          ============

                                              HARTFORD              HARTFORD              HARTFORD            HARTFORD
                                               TOTAL                CAPITAL               DIVIDEND             GLOBAL
                                            RETURN BOND           APPRECIATION           AND GROWTH           ADVISERS
                                              HLS FUND              HLS FUND              HLS FUND            HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $909,277              $490,261              $399,316              $ --
 Net realized gain (loss) on security
  transactions                                    61,379            (6,114,013)           (1,074,020)           (2,702)
 Net realized gain on distributions                   --                    --                    --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,190,996            26,292,317             4,524,705             9,378
                                            ------------          ------------          ------------           -------
 Net increase (decrease) in net assets
  resulting from operations                    3,161,652            20,668,565             3,850,001             6,676
                                            ------------          ------------          ------------           -------
UNIT TRANSACTIONS:
 Purchases                                     2,049,848             2,752,304             1,163,293                --
 Net transfers                                 2,644,910            (3,920,545)           (1,407,351)           (2,518)
 Surrenders for benefit payments and
  fees                                        (2,566,693)           (3,905,772)           (1,288,927)             (360)
 Net loan activity                               (70,042)               28,620              (169,437)           (2,793)
 Cost of insurance                            (2,023,605)           (4,202,566)           (1,709,066)           (3,857)
                                            ------------          ------------          ------------           -------
 Net increase (decrease) in net assets
  resulting from unit transactions                34,418            (9,247,959)           (3,411,488)           (9,528)
                                            ------------          ------------          ------------           -------
 Net increase (decrease) in net assets         3,196,070            11,420,606               438,513            (2,852)
NET ASSETS:
 Beginning of year                            21,608,998            51,147,052            19,291,000            38,845
                                            ------------          ------------          ------------           -------
 End of year                                 $24,805,068           $62,567,658           $19,729,513           $35,993
                                            ============          ============          ============           =======

(b) Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

(c)  Formerly Templeton Global Income Securites Fund. Change effective May 1,
     2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                     HARTFORD              HARTFORD
                                             HARTFORD           HARTFORD           DISCIPLINED              GROWTH
                                          GLOBAL EQUITY       GLOBAL GROWTH           EQUITY            OPPORTUNITIES
                                             HLS FUND           HLS FUND             HLS FUND              HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $138               $251               $22,466                $8,170
 Net realized gain (loss) on security
  transactions                                 (6,777)            (7,327)              (67,295)             (372,423)
 Net realized gain on distributions                --                 --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     10,761             16,054               366,340               786,891
                                             --------            -------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     4,122              8,978               321,511               422,638
                                             --------            -------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                         --                179               146,631               196,924
 Net transfers                                 (9,878)            (3,613)               89,752              (368,384)
 Surrenders for benefit payments and
  fees                                             --               (553)             (193,051)             (163,855)
 Net loan activity                                 --                 --                19,777                (2,118)
 Cost of insurance                             (1,211)            (2,509)             (164,660)             (161,401)
                                             --------            -------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (11,089)            (6,496)             (101,551)             (498,834)
                                             --------            -------            ----------            ----------
 Net increase (decrease) in net assets         (6,967)             2,482               219,960               (76,196)
NET ASSETS:
 Beginning of year                             23,007             36,421             1,397,696             1,920,034
                                             --------            -------            ----------            ----------
 End of year                                  $16,040            $38,903            $1,617,656            $1,843,838
                                             ========            =======            ==========            ==========

                                                                                          HARTFORD              HARTFORD
                                             HARTFORD              HARTFORD            INTERNATIONAL          INTERNATIONAL
                                            HIGH YIELD               INDEX             SMALL COMPANY          OPPORTUNITIES
                                             HLS FUND              HLS FUND               HLS FUND              HLS FUND
                                          SUB-ACCOUNT (D)         SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,926                $270,581               $23,902               $207,534
 Net realized gain (loss) on security
  transactions                                    (25)               (554,621)              (68,305)            (1,336,592)
 Net realized gain on distributions                --                   6,409                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (1,648)              3,382,901               512,497              4,192,777
                                              -------             -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     1,253               3,105,270               468,094              3,063,719
                                              -------             -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                         --               1,044,146               173,857                690,762
 Net transfers                                 34,404                  (1,469)              (51,053)            (1,697,450)
 Surrenders for benefit payments and
  fees                                             --                (992,978)             (120,869)              (831,785)
 Net loan activity                                 --                 (25,213)              (38,388)               (25,501)
 Cost of insurance                               (211)             (1,305,841)             (169,287)              (853,395)
                                              -------             -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             34,193              (1,281,355)             (205,740)            (2,717,369)
                                              -------             -----------            ----------            -----------
 Net increase (decrease) in net assets         35,446               1,823,915               262,354                346,350
NET ASSETS:
 Beginning of year                                 --              13,225,353             1,295,188             11,624,422
                                              -------             -----------            ----------            -----------
 End of year                                  $35,446             $15,049,268            $1,557,542            $11,970,772
                                              =======             ===========            ==========            ===========

(d) From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              HARTFORD             HARTFORD              HARTFORD               HARTFORD
                                               MIDCAP            MIDCAP VALUE          MONEY MARKET          SMALL COMPANY
                                              HLS FUND             HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $55,604              $10,007               $28,296                  $762
 Net realized gain (loss) on security
  transactions                                  (468,587)             (38,192)                   --            (1,211,516)
 Net realized gain on distributions                   --                   --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     3,300,747              496,990                    --             2,754,386
                                            ------------          -----------           -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    2,887,764              468,805                28,296             1,543,632
                                            ------------          -----------           -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       591,283              123,802             2,797,668               389,220
 Net transfers                                  (890,721)            (202,667)           11,318,073            (1,197,662)
 Surrenders for benefit payments and
  fees                                          (713,932)             (80,288)          (12,271,374)             (385,723)
 Net loan activity                               (82,516)              (1,338)             (897,808)              (25,900)
 Cost of insurance                              (908,346)            (105,224)           (3,310,579)             (474,820)
                                            ------------          -----------           -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,004,232)            (265,715)           (2,364,020)           (1,694,885)
                                            ------------          -----------           -----------            ----------
 Net increase (decrease) in net assets           883,532              203,090            (2,335,724)             (151,253)
NET ASSETS:
 Beginning of year                            10,564,993            1,285,093            39,799,999             7,080,299
                                            ------------          -----------           -----------            ----------
 End of year                                 $11,448,525           $1,488,183           $37,464,275            $6,929,046
                                            ============          ===========           ===========            ==========

                                                                   HARTFORD             HARTFORD
                                              HARTFORD          U.S. GOVERNMENT           VALUE             LORD ABBETT
                                               STOCK              SECURITIES          OPPORTUNITIES       AMERICA'S VALUE
                                              HLS FUND             HLS FUND             HLS FUND             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $304,488               $1,756              $16,137             $21,021
 Net realized gain (loss) on security
  transactions                                (1,926,887)             (13,838)            (375,969)            (29,322)
 Net realized gain on distributions                   --                   --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     8,617,665              211,664              849,567             127,929
                                            ------------          -----------          -----------            --------
 Net increase (decrease) in net assets
  resulting from operations                    6,995,266              199,582              489,735             119,628
                                            ------------          -----------          -----------            --------
UNIT TRANSACTIONS:
 Purchases                                     1,698,518              240,984              182,164              53,551
 Net transfers                                (1,277,664)           1,759,932             (634,888)            (73,124)
 Surrenders for benefit payments and
  fees                                        (1,616,691)            (430,710)            (145,927)             (3,544)
 Net loan activity                                19,078               23,541               (2,696)             (3,172)
 Cost of insurance                            (1,974,587)            (573,032)            (184,588)            (52,935)
                                            ------------          -----------          -----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,151,346)           1,020,715             (785,935)            (79,224)
                                            ------------          -----------          -----------            --------
 Net increase (decrease) in net assets         3,843,920            1,220,297             (296,200)             40,404
NET ASSETS:
 Beginning of year                            18,447,394            4,942,511            2,085,367             633,409
                                            ------------          -----------          -----------            --------
 End of year                                 $22,291,314           $6,162,808           $1,789,167            $673,813
                                            ============          ===========          ===========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                 LORD ABBETT
                                            LORD ABBETT           GROWTH AND
                                           BOND-DEBENTURE           INCOME           MFS INVESTORS           MFS NEW
                                                FUND              PORTFOLIO          TRUST SERIES        DISCOVERY SERIES
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $31,028               $2,493               $4,404                 $ --
 Net realized gain (loss) on security
  transactions                                     (78)              (9,116)              11,761              195,756
 Net realized gain on distributions                 --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      42,755               53,353               34,122              149,803
                                              --------             --------            ---------             --------
 Net increase (decrease) in net assets
  resulting from operations                     73,705               46,730               50,287              345,559
                                              --------             --------            ---------             --------
UNIT TRANSACTIONS:
 Purchases                                      15,945               35,405                4,852               30,083
 Net transfers                                 437,184              (54,129)             (48,683)             102,018
 Surrenders for benefit payments and
  fees                                         (27,715)              (1,173)              (2,443)              (2,189)
 Net loan activity                                (240)              (4,960)             (49,672)             (35,623)
 Cost of insurance                             (15,719)             (30,161)             (25,531)             (29,565)
                                              --------             --------            ---------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions             409,455              (55,018)            (121,477)              64,724
                                              --------             --------            ---------             --------
 Net increase (decrease) in net assets         483,160               (8,288)             (71,190)             410,283
NET ASSETS:
 Beginning of year                              42,659              284,397              263,335              196,335
                                              --------             --------            ---------             --------
 End of year                                  $525,819             $276,109             $192,145             $606,618
                                              ========             ========            =========             ========

                                                                                                          VAN KAMPEN --
                                                                                                           UIF MID CAP
                                             MFS TOTAL           MFS VALUE           MFS RESEARCH             GROWTH
                                           RETURN SERIES           SERIES          BOND SERIES FUND         PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT (D)        SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $69,105             $2,019                 $ --                  $ --
 Net realized gain (loss) on security
  transactions                                  (60,177)             3,882                   --                   233
 Net realized gain on distributions                  --                 --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      290,947             41,378                  (55)               28,585
                                            -----------           --------              -------              --------
 Net increase (decrease) in net assets
  resulting from operations                     299,875             47,279                  (55)               28,818
                                            -----------           --------              -------              --------
UNIT TRANSACTIONS:
 Purchases                                      177,548             21,247                   --                 7,178
 Net transfers                                 (130,438)           161,035               37,217                71,752
 Surrenders for benefit payments and
  fees                                          (82,932)           (69,630)                  --               (11,048)
 Net loan activity                              (38,846)                --                   --                    --
 Cost of insurance                             (174,650)           (15,751)                (136)               (4,233)
                                            -----------           --------              -------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (249,318)            96,901               37,081                63,649
                                            -----------           --------              -------              --------
 Net increase (decrease) in net assets           50,557            144,180               37,026                92,467
NET ASSETS:
 Beginning of year                            1,855,660             75,653                   --                 9,288
                                            -----------           --------              -------              --------
 End of year                                 $1,906,217           $219,833              $37,026              $101,755
                                            ===========           ========              =======              ========

(d) From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                          VAN KAMPEN --
                                             UIF U.S.            OPPENHEIMER            OPPENHEIMER         OPPENHEIMER
                                          MID CAP VALUE            CAPITAL           GLOBAL SECURITIES      MAIN STREET
                                            PORTFOLIO         APPRECIATION FUND           FUND/VA             FUND/VA
                                           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,552                   $18                 $14,826             $4,204
 Net realized gain (loss) on security
  transactions                                  9,440                 1,563                 (11,015)               493
 Net realized gain on distributions                --                    --                  16,441                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     64,176               105,379                 264,988             66,249
                                             --------              --------             -----------           --------
 Net increase (decrease) in net assets
  resulting from operations                    76,168               106,960                 285,240             70,946
                                             --------              --------             -----------           --------
UNIT TRANSACTIONS:
 Purchases                                     26,885                52,684                 167,697             22,931
 Net transfers                                  2,882                (8,053)                (15,538)             4,179
 Surrenders for benefit payments and
  fees                                        (11,053)               (1,023)                 (1,858)            (1,205)
 Net loan activity                                 --                  (250)                    658               (282)
 Cost of insurance                            (20,527)              (34,951)               (101,987)           (17,943)
                                             --------              --------             -----------           --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (1,813)                8,407                  48,972              7,680
                                             --------              --------             -----------           --------
 Net increase (decrease) in net assets         74,355               115,367                 334,212             78,626
NET ASSETS:
 Beginning of year                            158,436               231,472                 707,638            244,132
                                             --------              --------             -----------           --------
 End of year                                 $232,791              $346,839              $1,041,850           $322,758
                                             ========              ========             ===========           ========

                                           OPPENHEIMER
                                           MAIN STREET           PUTNAM VT            PUTNAM VT            PUTNAM VT
                                            SMALL CAP           DIVERSIFIED         GLOBAL ASSET             GLOBAL
                                             FUND/VA            INCOME FUND        ALLOCATION FUND        EQUITY FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $283              $32,638               $80,433              $10,834
 Net realized gain (loss) on security
  transactions                                  3,696               70,452                  (596)          (1,072,327)
 Net realized gain on distributions                --                   --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     21,208              204,387               303,854            2,624,647
                                             --------            ---------           -----------           ----------
 Net increase (decrease) in net assets
  resulting from operations                    25,187              307,477               383,691            1,563,154
                                             --------            ---------           -----------           ----------
UNIT TRANSACTIONS:
 Purchases                                      8,115               10,914                    --              315,072
 Net transfers                                 31,940              350,360               (97,196)            (278,581)
 Surrenders for benefit payments and
  fees                                        (22,480)            (362,727)              (55,571)            (592,533)
 Net loan activity                                 --               (1,767)               (1,354)              35,275
 Cost of insurance                             (5,625)             (52,429)             (105,306)            (551,245)
                                             --------            ---------           -----------           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             11,950              (55,649)             (259,427)          (1,072,012)
                                             --------            ---------           -----------           ----------
 Net increase (decrease) in net assets         37,137              251,828               124,264              491,142
NET ASSETS:
 Beginning of year                             37,692              368,431             1,194,530            5,924,103
                                             --------            ---------           -----------           ----------
 End of year                                  $74,829             $620,259            $1,318,794           $6,415,245
                                             ========            =========           ===========           ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              PUTNAM VT             PUTNAM VT            PUTNAM VT
                                             GROWTH AND           GLOBAL HEALTH             HIGH
                                             INCOME FUND            CARE FUND            YIELD FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT (E)        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $407,455                 $ --              $534,486
 Net realized gain (loss) on security
  transactions                                (1,435,799)               6,743               (61,387)
 Net realized gain on distributions                   --               34,803                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     4,427,086               28,730             1,574,087
                                             -----------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    3,398,742               70,276             2,047,186
                                             -----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                     1,064,157                   --               352,070
 Net transfers                                  (573,060)             (24,112)               14,220
 Surrenders for benefit payments and
  fees                                        (1,336,205)             (12,539)             (308,372)
 Net loan activity                               (66,335)                 (34)              (85,049)
 Cost of insurance                            (1,418,084)             (26,132)             (521,160)
                                             -----------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,329,527)             (62,817)             (548,291)
                                             -----------            ---------            ----------
 Net increase (decrease) in net assets         1,069,215                7,459             1,498,895
NET ASSETS:
 Beginning of year                            13,399,357              303,179             4,304,975
                                             -----------            ---------            ----------
 End of year                                 $14,468,572             $310,638            $5,803,870
                                             ===========            =========            ==========

                                                                    PUTNAM VT
                                                                  INTERNATIONAL          PUTNAM VT
                                              PUTNAM VT            GROWTH AND          INTERNATIONAL
                                             INCOME FUND           INCOME FUND          EQUITY FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $312,960                 $ --                  $ --
 Net realized gain (loss) on security
  transactions                                  (301,321)              (9,000)             (359,697)
 Net realized gain on distributions                   --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,967,631               43,341             1,474,866
                                             -----------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    1,979,270               34,341             1,115,169
                                             -----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                       312,838                   --               251,172
 Net transfers                                  (383,463)              (3,249)             (397,497)
 Surrenders for benefit payments and
  fees                                          (818,429)              (4,619)             (337,403)
 Net loan activity                                 6,690               (1,736)              (14,151)
 Cost of insurance                              (419,206)              (6,165)             (359,619)
                                             -----------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,301,570)             (15,769)             (857,498)
                                             -----------            ---------            ----------
 Net increase (decrease) in net assets           677,700               18,572               257,671
NET ASSETS:
 Beginning of year                             4,969,845              141,855             5,006,685
                                             -----------            ---------            ----------
 End of year                                  $5,647,545             $160,427            $5,264,356
                                             ===========            =========            ==========


                                             PUTNAM VT                                 PUTNAM VT
                                         INTERNATIONAL NEW        PUTNAM VT              MONEY
                                        OPPORTUNITIES FUND     INVESTORS FUND         MARKET FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $2,118               $2,360                 $461
 Net realized gain (loss) on security
  transactions                                  (1,669)             (24,750)                  --
 Net realized gain on distributions                 --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      36,860               64,214                   --
                                             ---------            ---------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     37,309               41,824                  461
                                             ---------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                          --                   --                   --
 Net transfers                                 (13,863)              (7,699)                  --
 Surrenders for benefit payments and
  fees                                          (4,056)              (8,773)              (3,907)
 Net loan activity                                  (9)                (301)                  --
 Cost of insurance                             (11,705)             (20,306)             (18,177)
                                             ---------            ---------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (29,633)             (37,079)             (22,084)
                                             ---------            ---------            ---------
 Net increase (decrease) in net assets           7,676                4,745              (21,623)
NET ASSETS:
 Beginning of year                             108,540              168,693              136,895
                                             ---------            ---------            ---------
 End of year                                  $116,216             $173,438             $115,272
                                             =========            =========            =========

(e)  Formerly Putnam VT Health Sciences Fund. Change effective January 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            PUTNAM VT          PUTNAM VT           PUTNAM VT
                                               NEW             SMALL CAP       THE GEORGE PUTNAM
                                        OPPORTUNITIES FUND     VALUE FUND       FUND OF BOSTON
                                           SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $47,806            $4,969             $6,818
 Net realized gain (loss) on security
  transactions                                (175,682)          (10,711)           (20,285)
 Net realized gain on
  distributions                                     --                --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   2,163,765            89,435             43,651
                                            ----------          --------           --------
 Net increase (decrease) in net assets
  resulting from operations                  2,035,889            83,693             30,184
                                            ----------          --------           --------
UNIT TRANSACTIONS:
 Purchases                                     561,979            54,030                 --
 Net transfers                                (275,170)          (11,781)            (8,566)
 Surrenders for benefit payments and
  fees                                        (388,214)          (11,264)           (10,247)
 Net loan activity                             (18,869)           (1,387)            (1,993)
 Cost of insurance                            (695,415)          (39,249)           (16,622)
                                            ----------          --------           --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (815,689)           (9,651)           (37,428)
                                            ----------          --------           --------
 Net increase (decrease) in net assets       1,220,200            74,042             (7,244)
NET ASSETS:
 Beginning of year                           6,829,181           299,960            144,875
                                            ----------          --------           --------
 End of year                                $8,049,381          $374,002           $137,631
                                            ==========          ========           ========

                                            PUTNAM VT
                                             GLOBAL            PUTNAM VT           PUTNAM VT
                                         UTILITIES FUND       VISTA FUND         VOYAGER FUND
                                         SUB-ACCOUNT (F)    SUB-ACCOUNT (G)       SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $35,155               $458             $203,437
 Net realized gain (loss) on security
  transactions                                 34,715           (369,022)            (644,893)
 Net realized gain on
  distributions                                52,908                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (85,918)           463,320            9,300,366
                                            ---------          ---------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    36,860             94,756            8,858,910
                                            ---------          ---------          -----------
UNIT TRANSACTIONS:
 Purchases                                         --                 --            1,215,252
 Net transfers                               (118,136)           (20,364)          (1,375,279)
 Surrenders for benefit payments and
  fees                                        (78,122)            (6,681)          (1,467,256)
 Net loan activity                                 --               (937)             166,124
 Cost of insurance                            (60,344)           (21,645)          (1,721,082)
                                            ---------          ---------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (256,602)           (49,627)          (3,182,241)
                                            ---------          ---------          -----------
 Net increase (decrease) in net assets       (219,742)            45,129            5,676,669
NET ASSETS:
 Beginning of year                            961,753            269,756           15,056,392
                                            ---------          ---------          -----------
 End of year                                 $742,011           $314,885          $20,733,061
                                            =========          =========          ===========

                                             PUTNAM VT          PUTNAM VT       VAN KAMPEN LIT
                                              CAPITAL             EQUITY           COMSTOCK
                                        OPPORTUNITIES FUND     INCOME FUND        PORTFOLIO
                                            SUB-ACCOUNT      SUB-ACCOUNT (H)     SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $3,074             $16,343           $31,563
 Net realized gain (loss) on security
  transactions                                (62,960)           (264,713)            2,758
 Net realized gain on
  distributions                                    --                  --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    256,126             361,099           165,981
                                             --------            --------          --------
 Net increase (decrease) in net assets
  resulting from operations                   196,240             112,729           200,302
                                             --------            --------          --------
UNIT TRANSACTIONS:
 Purchases                                     58,148              45,716           121,941
 Net transfers                                 62,268            (453,268)           10,780
 Surrenders for benefit payments and
  fees                                        (68,059)            (69,714)           (4,056)
 Net loan activity                              5,667                (752)           (3,988)
 Cost of insurance                            (54,812)            (87,318)          (74,448)
                                             --------            --------          --------
 Net increase (decrease) in net assets
  resulting from unit transactions              3,212            (565,336)           50,229
                                             --------            --------          --------
 Net increase (decrease) in net assets        199,452            (452,607)          250,531
NET ASSETS:
 Beginning of year                            501,615            1,226,548          651,130
                                             --------            --------          --------
 End of year                                 $701,067            $773,941          $901,661
                                             ========            ========          ========

(f) Formerly Putnam VT Utilities Growth and Income Fund. Change effective January 2, 2009.

(g) Effective February 13, 2009, Putnam VT OTC & Emerging Growth Fund merged with Putnam VT Vista Fund.

(h) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL I (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The variable annuity contract owners of the company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Capital Appreciation Fund (formerly AIM V.I. Capital Appreciation
    Fund), Invesco V.I. Core Equity Fund (formerly AIM V.I. Core Equity Fund), Invesco V.I. International Growth Fund (formerly AIM V.I. International Growth Fund), Invesco V.I. Mid Cap Core Equity Fund (formerly AIM V.I. Mid Cap Core Equity Fund ), Invesco V.I. Small Cap Equity Fund (formerly AIM V.I. Small Cap Equity Fund), Invesco V.I. Capital Development Fund (formerly AIM V.I. Capital Development Fund), Invesco V.I. Global Multi-Asset Fund (formerly AIM V.I. PowerShares EFT Allocation Fund ), American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Contrafund(R) Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Franklin Income Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund (merged with Hartford Global Advisers HLS Fund), Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS
    Fund), Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund (merged with Hartford International Small Company HLS Fund), Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, *Hartford Value HLS Fund (merged with Hartford Value Opportunities HLS Fund), Lord Abbett Captal Structure Portfolio (formerly Lord Abbett America's Value Portfolio), Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Portfolio, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series Fund, UIF Mid Cap Growth Portfolio (formerly Van Kampen-UIF Mid Cap Growth Portfolio) , Invesco Van Kampen V. I. Mid Cap Value Fund (formerly Van Kampen-UIF U.S. Mid Cap Value Portfolio), Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Global Health Care Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam International Value Fund (formerly Putnam VT International Growth and Income Fund), Putnam VT International Equity Fund, Putnam VT International Growth Fund (formerly Putnam VT International New Opportunities Fund), Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT Multi-Cap Growth Fund (formerly Putnam VT New Opportunities Fund) (merged with Putnam VT Vista Fund), Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund (formerly Putnam VT The George Putnam Fund of Boston), Putnam VT Global Utilities Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Invesco Van Kampen
    V. I. Comstock Fund (formerly Van Kampen LIT Comstock Portfolio). The Sub-accounts are invested in mutual funds (the "funds") of the same name.

* These funds were not funded as of December 31, 2010. As a result, they are not presented in the statements of assets and liabilities.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- SECURITY transactions are recorded on the trade date (date the order to buy or sell

-------------------------------------------------------------------------------

       is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2010 through the issuance date of the Account's financial statements, noting there are no subsequent events requiring accounting or disclosure.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to certain mortality tables. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. All Sub-Accounts are currently in the accumulation phase.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which value their investment securities at fair value, as of December 31, 2010

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad levels (Level 1, 2, and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments includes those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2010, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition, and has determined that no reserves for uncertain tax positions are required at December 31, 2010. The 2007 through 2010 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts on the contract date and on each subsequent monthly activity date:

       a) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for cost of insurance charges (COI) which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through surrender of units of interest from applicable contract owners' accounts and are included in cost of insurance on the accompanying statement of changes in net assets.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges, and with respect to the Account, receives a maximum annual fee of 1.40% of the Sub-Account's average daily assets. These expenses are deducted through a redemption of units and are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of $25. These expenses are deducted through a redemption of units and are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       d) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are deducted through a redemption of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio      $203,054       $194,091
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                                494,714        375,399
AllianceBernstein VPS International Growth
 Portfolio                                                256,412        318,396
Invesco V.I. Capital Appreciation Fund*                    24,336         46,788
Invesco V.I. Core Equity Fund*                             15,678         55,134
Invesco V.I. International Growth Fund*                   193,064         66,360
Invesco V.I. Mid Cap Core Equity Fund*                    186,357        421,328
Invesco V.I. Small Cap Equity Fund*                       108,231         66,885
Invesco V.I. Capital Development Fund*                     35,973         59,621
Invesco V.I. Global Multi-Asset Fund*                      87,750          2,515
American Funds Asset Allocation Fund                      484,276      1,177,707
American Funds Blue Chip Income and Growth Fund           910,342        360,806
American Funds Bond Fund                                  581,610      2,223,055
American Funds Global Growth Fund                         468,878        656,902
American Funds Growth Fund                                899,616      2,098,924
American Funds Growth-Income Fund                         689,887      1,969,867
American Funds International Fund                       1,491,956      1,532,842
American Funds New World Fund                             813,185      1,081,294
American Funds Global Small Capitalization Fund           657,212        831,041
Fidelity VIP Asset Manager Portfolio                       17,154        135,587
Fidelity VIP Equity-Income Portfolio                      407,980      1,595,108
Fidelity VIP Contrafund(R) Portfolio                      558,183        355,051
Fidelity VIP Overseas Portfolio                            12,985        171,833
Fidelity VIP Mid Cap Portfolio                            778,521        582,897
Fidelity VIP Freedom 2010 Portfolio                       169,332         18,711

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Fidelity VIP Freedom 2020 Portfolio                       114,925        117,135
Fidelity VIP Freedom 2030 Portfolio                           549            725
Franklin Income Securities Fund                           639,001        522,769
Franklin Small Cap Value Securities Fund                 $792,207       $605,032
Franklin Strategic Income Securities Fund                 602,896        202,716
Mutual Shares Securities Fund                             403,610        580,726
Templeton Foreign Securities Fund                         160,512         63,457
Templeton Growth Securities Fund                          131,635        257,448
Mutual Global Discovery Securities Fund                   500,086        403,617
Templeton Global Bond Securities Fund                   1,165,261        796,685
Hartford Advisers HLS Fund*                               917,072      3,651,030
Hartford Total Return Bond HLS Fund                     2,377,816      6,310,922
Hartford Capital Appreciation HLS Fund                  1,308,818      8,394,260
Hartford Dividend and Growth HLS Fund                     697,079      3,396,620
Hartford Global Research HLS Fund*                            191          1,365
Hartford Global Growth HLS Fund                            55,258         51,832
Hartford Disciplined Equity HLS Fund                      152,307        328,739
Hartford Growth Opportunities HLS Fund                    312,020        333,400
Hartford High Yield HLS Fund                              415,808         98,580
Hartford Index HLS Fund                                 2,127,623      3,525,519
Hartford International Opportunities HLS Fund*          2,605,507      4,106,303
Hartford MidCap HLS Fund                                  553,287      2,324,771
Hartford MidCap Value HLS Fund                            155,714        260,271
Hartford Money Market HLS Fund                          7,433,480     17,034,715
Hartford Small Company HLS Fund                           723,020      1,984,297
Hartford Stock HLS Fund                                   476,001      3,325,187
Hartford U.S. Government Securities HLS Fund              540,921      1,461,212
Hartford Value HLS Fund*                                   65,900      1,942,847
Lord Abbett Capital Structure Portfolio*                   57,992         66,087
Lord Abbett Bond-Debenture Fund                           450,576        196,769
Lord Abbett Growth and Income Portfolio                   182,763         40,592
MFS Investors Trust Series                                198,053        264,145
MFS New Discovery Series                                  509,084        626,357
MFS Total Return Series                                   320,355        282,091
MFS Value Series                                          104,347         58,329
MFS Research Bond Series Fund                             517,852        103,517
UIF Mid Cap Growth Portfolio*                             204,959         58,865
Invesco Van Kampen V. I. Mid Cap Value Fund*               54,299         68,564
Oppenheimer Capital Appreciation Fund                      44,476         29,629
Oppenheimer Global Securities Fund/VA                     369,801        160,087
Oppenheimer Main Street Fund/VA                            13,261         20,698
Oppenheimer Main Street Small Cap Fund/VA                   6,735         33,469
Putnam VT Diversified Income Fund                         322,919        196,352
Putnam VT Global Asset Allocation Fund                     75,986        156,508
Putnam VT Global Equity Fund                              218,890      1,042,766
Putnam VT Growth and Income Fund                          477,440      1,747,622
Putnam VT Global Health Care Fund                           6,253         89,199
Putnam VT High Yield Fund                                 673,632        895,010
Putnam VT Income Fund                                   1,159,608      1,208,068
Putnam VT International Value*                              5,286         62,759
Putnam VT International Equity Fund                       474,838        963,244

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Putnam VT International Growth Fund*                        3,429         19,794
Putnam VT Investors Fund                                   $2,443        $40,864
Putnam VT Money Market Fund                                    40         18,631
Putnam VT Multi-Cap Growth Fund*                          452,948      2,225,593
Putnam VT Small Cap Value Fund                             36,084         62,306
Putnam VT George Putnam Balanced Fund*                      7,188         18,536
Putnam VT Global Utilities Fund                            28,885         97,866
Putnam VT Voyager Fund                                    543,966      3,359,948
Putnam VT Capital Opportunities Fund                      356,596        373,133
Putnam VT Equity Income Fund                              157,060        145,373
Invesco Van Kampen V. I. Comstock Fund*                   115,072        207,848

*   See parenthetical for this Sub-Account in Note 1.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                            UNITS            UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED          REDEEMED        (DECREASE)
--------------------------------------------------------------------------------------------
AllianceBernstein VPS International
 Value Portfolio                              21,202           25,075            (3,873)
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio                              42,921           33,758             9,163
AllianceBernstein VPS International
 Growth Portfolio                             27,286           35,310            (8,024)
Invesco V.I. Capital Appreciation Fund*        2,500            4,886            (2,386)
Invesco V.I. Core Equity Fund*                   992            3,811            (2,819)
Invesco V.I. International Growth Fund*       20,554            7,651            12,903
Invesco V.I. Mid Cap Core Equity Fund*        11,001           26,522           (15,521)
Invesco V.I. Small Cap Equity Fund*            8,922            5,877             3,045
Invesco V.I. Capital Development Fund*         3,479            5,623            (2,144)
Invesco V.I. Global Multi-Asset Fund*          5,651              165             5,486
American Funds Asset Allocation Fund          23,128           82,370           (59,242)
American Funds Blue Chip Income and
 Growth Fund                                  60,101           26,717            33,384
American Funds Bond Fund                      28,772          168,397          (139,625)
American Funds Global Growth Fund            254,385          443,305          (188,920)
American Funds Growth Fund                   721,113        1,943,651        (1,222,538)
American Funds Growth-Income Fund            385,354        1,542,943        (1,157,589)
American Funds International Fund             61,674           72,280           (10,606)
American Funds New World Fund                 26,088           38,607           (12,519)
American Funds Global Small
 Capitalization Fund                         292,353          430,259          (137,906)
Fidelity VIP Asset Manager Portfolio              (1)          53,782           (53,783)
Fidelity VIP Equity-Income Portfolio          63,175          610,151          (546,976)
Fidelity VIP Contrafund(R) Portfolio          46,548           31,529            15,019
Fidelity VIP Overseas Portfolio                    1           82,242           (82,241)
Fidelity VIP Mid Cap Portfolio                59,447           44,901            14,546
Fidelity VIP Freedom 2010 Portfolio           16,542            1,874            14,668
Fidelity VIP Freedom 2020 Portfolio           11,224           11,351              (127)
Fidelity VIP Freedom 2030 Portfolio               44               79               (35)
Franklin Income Securities Fund               38,606           44,143            (5,537)
Franklin Small Cap Value Securities Fund      40,222           35,921             4,301
Franklin Strategic Income Securities
 Fund                                         46,965           17,067            29,898
Mutual Shares Securities Fund                 23,814           40,820           (17,006)
Templeton Foreign Securities Fund             10,263            3,956             6,307
Templeton Growth Securities Fund              14,313           28,688           (14,375)

-------------------------------------------------------------------------------

                                            UNITS            UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED          REDEEMED        (DECREASE)
--------------------------------------------------------------------------------------------
Mutual Global Discovery Securities Fund       40,285           33,875             6,410
Templeton Global Bond Securities Fund         74,504           52,771            21,733
Hartford Advisers HLS Fund*                  210,427        1,174,923          (964,496)
Hartford Total Return Bond HLS Fund          530,178        2,285,948        (1,755,770)
Hartford Capital Appreciation HLS Fund       134,780        1,326,971        (1,192,191)
Hartford Dividend and Growth HLS Fund         91,963          888,932          (796,969)
Hartford Global Research HLS Fund*                 1              156              (155)
Hartford Global Growth HLS Fund               51,640           51,491               149
Hartford Disciplined Equity HLS Fund          96,788          247,576          (150,788)
Hartford Growth Opportunities HLS Fund        17,941           19,363            (1,422)
Hartford High Yield HLS Fund                  27,375            6,452            20,923
Hartford Index HLS Fund                      583,779        1,092,095          (508,316)
Hartford International Opportunities HLS
 Fund*                                       760,109          868,146          (108,037)
Hartford MidCap HLS Fund                     133,358          609,051          (475,693)
Hartford MidCap Value HLS Fund                 7,856           13,985            (6,129)
Hartford Money Market HLS Fund             4,402,906        9,746,904        (5,343,998)
Hartford Small Company HLS Fund              342,067          948,267          (606,200)
Hartford Stock HLS Fund                       68,174          996,201          (928,027)
Hartford U.S. Government Securities HLS
 Fund                                         28,225          138,231          (110,006)
Hartford Value HLS Fund*                       3,912          120,870          (116,958)
Lord Abbett Captal Structure Portfolio*        3,479            5,964            (2,485)
Lord Abbett Bond-Debenture Fund               33,660           15,897            17,763
Lord Abbett Growth and Income Portfolio       17,520            3,936            13,584
MFS Investors Trust Series                    17,735           24,505            (6,770)
MFS New Discovery Series                      29,009           37,024            (8,015)
MFS Total Return Series                       19,871           20,849              (978)
MFS Value Series                              11,042            6,421             4,621
MFS Research Bond Series Fund                 41,735            8,283            33,452
UIF Mid Cap Growth Portfolio*                 20,381            5,485            14,896
Invesco Van Kampen V. I. Mid Cap Value
 Fund*                                         5,156            7,341            (2,185)
Oppenheimer Capital Appreciation Fund          4,480            3,012             1,468
Oppenheimer Global Securities Fund/VA         32,197           13,708            18,489
Oppenheimer Main Street Fund/VA                1,034            2,058            (1,024)
Oppenheimer Main Street Small Cap
 Fund/VA                                         640            3,330            (2,690)
Putnam VT Diversified Income Fund             19,245           14,250             4,995
Putnam VT Global Asset Allocation Fund            --            5,590            (5,590)
Putnam VT Global Equity Fund                   3,326           44,982           (41,656)
Putnam VT Growth and Income Fund              10,525           62,502           (51,977)
Putnam VT Global Health Care Fund                 (1)           5,910            (5,911)
Putnam VT High Yield Fund                      9,665           33,198           (23,533)
Putnam VT Income Fund                         21,934           47,227           (25,293)
Putnam VT International Value Fund*               --            4,007            (4,007)
Putnam VT International Equity Fund           19,422           63,082           (43,660)
Putnam VT International Growth Fund*              --            1,297            (1,297)
Putnam VT Investors Fund                           1            4,453            (4,452)
Putnam VT Money Market Fund                        1           10,335           (10,334)
Putnam VT Multi-Cap Growth Fund*              18,425          113,780           (95,355)
Putnam VT Small Cap Value Fund                 3,970            6,981            (3,011)
Putnam VT George Putnam Balanced Fund*            --            1,495            (1,495)
Putnam VT Global Utilities Fund                   --            3,570            (3,570)

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                            UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED        (DECREASE)
---------------------------------------------------------------------------------------
Putnam VT Voyager Fund                         9,042      91,833           (82,791)
Putnam VT Capital Opportunities Fund          19,603      23,990            (4,387)
Putnam VT Equity Income Fund                   9,692      10,195              (503)
Invesco Van Kampen V. I. Comstock Fund*       11,390      20,860            (9,470)

*   See parenthetical for this Sub-Account in Note 1.

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                             UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                                  ISSUED       REDEEMED         (DECREASE)
-------------------------------------------------------------------------------------------
AllianceBernstein VPS International
 Value Portfolio                                43,025        82,545           (39,520)
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio                                17,403       220,920          (203,517)
AllianceBernstein VPS International
 Growth Portfolio                               16,338        23,864            (7,526)
AIM V.I. Capital Appreciation Fund              11,356         4,189             7,167
AIM V.I. Core Equity Fund                        9,514         5,189             4,325
AIM V.I. International Growth Fund              13,743         6,195             7,548
AIM V.I. Mid Cap Core Equity Fund               19,838        27,755            (7,917)
AIM V.I. Small Cap Equity Fund                  11,010         9,617             1,393
AIM V.I. Capital Development Fund                5,421         9,063            (3,642)
AIM V.I. PowerShares ETF Allocation Fund           937             4               933
American Funds Asset Allocation Fund            88,868       161,923           (73,055)
American Funds Blue Chip Income and
 Growth Fund                                    45,369       161,936          (116,567)
American Funds Bond Fund                       138,528       135,700             2,828
American Funds Global Growth Fund              808,827     1,154,278          (345,451)
American Funds Growth Fund                   2,299,775     5,272,809        (2,973,034)
American Funds Growth-Income Fund            1,609,165     3,893,951        (2,284,786)
American Funds International Fund              142,314       228,486           (86,172)
American Funds New World Fund                   40,107        42,069            (1,962)
American Funds Global Small
 Capitalization Fund                           877,323       771,748           105,575
Fidelity VIP Asset Manager Portfolio            14,497       127,038          (112,541)
Fidelity VIP Equity-Income Portfolio           434,977     1,078,330          (643,353)
Fidelity VIP Contrafund(R) Portfolio            69,682        93,238           (23,556)
Fidelity VIP Overseas Portfolio                  4,200       191,027          (186,827)
Fidelity VIP Mid Cap Portfolio                  81,533        39,891            41,642
Fidelity VIP Freedom 2010 Portfolio              8,181        13,857            (5,676)
Fidelity VIP Freedom 2020 Portfolio             28,935        24,775             4,160
Fidelity VIP Freedom 2030 Portfolio                812           363               449
Franklin Income Securities Fund                 62,989        76,928           (13,939)
Franklin Small Cap Value Securities Fund        34,726        53,346           (18,620)
Franklin Strategic Income Securities
 Fund                                           51,972        25,800            26,172
Mutual Shares Securities Fund                   54,004        79,611           (25,607)
Templeton Foreign Securities Fund                  505             1               504
Templeton Growth Securities Fund                21,106        14,093             7,013
Mutual Global Discovery Securities Fund         39,696        30,110             9,586
Templeton Global Bond Securities Fund          152,492        60,739            91,753
Hartford Advisers HLS Fund                     828,297     2,148,928        (1,320,631)
Hartford Total Return Bond HLS Fund          2,872,236     2,890,305           (18,069)
Hartford Capital Appreciation HLS Fund         866,954     2,829,530        (1,962,576)
Hartford Dividend and Growth HLS Fund          703,974     1,868,820        (1,164,846)
Hartford Global Advisers HLS Fund                   --         7,841            (7,841)
Hartford Global Equity HLS Fund                     --         1,923            (1,923)

-------------------------------------------------------------------------------

                                             UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                                  ISSUED       REDEEMED         (DECREASE)
-------------------------------------------------------------------------------------------
Hartford Global Growth HLS Fund                 11,125        21,200           (10,075)
Hartford Disciplined Equity HLS Fund           422,848       528,530          (105,682)
Hartford Growth Opportunities HLS Fund          27,980        66,278           (38,298)
Hartford High Yield HLS Fund                     2,740           252             2,488
Hartford Index HLS Fund                        705,191     1,225,330          (520,139)
Hartford International Small Company HLS
 Fund                                           19,190        30,697           (11,507)
Hartford International Opportunities HLS
 Fund                                          432,824     1,657,483        (1,224,659)
Hartford MidCap HLS Fund                       473,050     1,145,620          (672,570)
Hartford MidCap Value HLS Fund                  20,686        42,492           (21,806)
Hartford Money Market HLS Fund              14,197,096    15,511,139        (1,314,043)
Hartford Small Company HLS Fund                443,187     1,581,246        (1,138,059)
Hartford Stock HLS Fund                      1,003,278     2,167,857        (1,164,579)
Hartford U.S. Government Securities HLS
 Fund                                          301,446       199,129           102,317
Hartford Value Opportunities HLS Fund          117,812       200,900           (83,088)
Lord Abbett America's Value Portfolio           10,798        20,810           (10,012)
Lord Abbett Bond-Debenture Fund                 49,798         8,432            41,366
Lord Abbett Growth and Income Portfolio          5,598        12,121            (6,523)
MFS Investors Trust Series                       1,776        14,631           (12,855)
MFS New Discovery Series                       117,634        99,299            18,335
MFS Total Return Series                         29,623        51,107           (21,484)
MFS Value Series                                25,719        11,677            14,042
MFS Research Bond Series Fund                    3,185            12             3,173
Van Kampen -- UIF Mid Cap Growth
 Portfolio                                      11,417         2,047             9,370
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio                                      11,907        10,503             1,404
Oppenheimer Capital Appreciation Fund            7,855         6,538             1,317
Oppenheimer Global Securities Fund/VA           33,220        28,195             5,025
Oppenheimer Main Street Fund/VA                  3,372         2,316             1,056
Oppenheimer Main Street Small Cap
 Fund/VA                                         6,742         4,259             2,483
Putnam VT Diversified Income Fund               48,146        40,247             7,899
Putnam VT Global Asset Allocation Fund              19        11,151           (11,132)
Putnam VT Global Equity Fund                    30,907        86,640           (55,733)
Putnam VT Growth and Income Fund                63,995       169,034          (105,039)
Putnam VT Global Health Care Fund                   92         4,921            (4,829)
Putnam VT High Yield Fund                       79,006       105,380           (26,374)
Putnam VT Income Fund                           36,484       103,406           (66,922)
Putnam VT International Growth and
 Income Fund                                        27         1,269            (1,242)
Putnam VT International Equity Fund             40,096       104,873           (64,777)
Putnam VT International New
 Opportunities Fund                                  3         2,215            (2,212)
Putnam VT Investors Fund                           504         5,681            (5,177)
Putnam VT Money Market Fund                        118        12,378           (12,260)
Putnam VT New Opportunities Fund                44,756        92,004           (47,248)
Putnam VT Small Cap Value Fund                  12,072        14,573            (2,501)
Putnam VT The George Putnam Fund of
 Boston                                             --         3,709            (3,709)
Putnam VT Global Utilities Fund                  2,270        12,536           (10,266)
Putnam VT Vista Fund                            18,694        35,230           (16,536)
Putnam VT Voyager Fund                          64,226       177,398          (113,172)
Putnam VT Capital Opportunities Fund            21,843        23,751            (1,908)
Putnam VT Equity Income Fund                    28,262        82,073           (53,811)
Van Kampen LIT Comstock Portfolio               18,470        11,710             6,760

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each Sub-Account that has outstanding units, as of and for the year ended December 31, 2010.

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2010  Lowest contract charges          152,955     $8.511980      $1,301,950
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          156,828      8.161134       1,279,898
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          196,348      6.074134       1,192,641
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          172,391     13.001625       2,241,366
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           83,221     12.314196       1,024,800
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 2010  Lowest contract charges           67,510     13.525397         913,098
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           58,347     10.684549         623,417
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          261,864      7.489616       1,961,259
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          249,788     11.656335       2,911,607
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           36,117     11.480951         414,661
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2010  Lowest contract charges           --              2.79%              4.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.04%             34.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.90%            (53.28)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.00%              5.58%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.08%             13.22%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 2010  Lowest contract charges           --              0.33%             26.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.63%             42.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.44%            (35.75)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.28%              1.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.21%             14.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 2010  Lowest contract charges           65,227     $9.390573        $612,518
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           73,251      8.339156         610,849
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           80,777      5.989175         483,787
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           58,310     11.735231         684,280
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V.I. CAPITAL APPRECIATION
 FUND+
 2010  Lowest contract charges           31,187     10.143783         316,354
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           33,573      8.783347         294,884
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           26,406      7.254268         191,554
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           27,846     12.614437         351,266
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           27,579     11.261514         310,582
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V.I. CORE EQUITY FUND+
 2010  Lowest contract charges           10,241     15.401643         157,729
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           13,060     14.058334         183,608
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            8,735     10.957579          95,720
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            5,292     15.685297          83,012
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            5,903     14.507758          85,640
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 2010  Lowest contract charges           --              1.77%             12.61%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              4.44%             39.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (48.96)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.64%              7.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
INVESCO V.I. CAPITAL APPRECIATION
 FUND+
 2010  Lowest contract charges           --              0.78%             15.49%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.74%             21.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (42.49)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --              12.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.13%              6.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
INVESCO V.I. CORE EQUITY FUND+
 2010  Lowest contract charges           --              0.94%              9.56%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.01%             28.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              3.12%            (30.14)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.97%              8.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.70%              9.29%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH
 FUND+
 2010  Lowest contract charges           31,200     $9.913898        $309,312
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           18,297      8.784056         160,725
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           10,749      6.495072          69,815
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V.I. MID CAP CORE EQUITY
 FUND+
 2010  Lowest contract charges           77,537     18.061560       1,400,441
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           93,058     15.827870       1,472,907
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          100,975     12.155426       1,227,399
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           89,294     17.005072       1,518,444
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           88,748     15.522798       1,377,617
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V.I. SMALL CAP EQUITY
 FUND+
 2010  Lowest contract charges           23,057     13.803070         318,262
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           20,012     10.738505         214,895
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           18,619      8.853684         164,851
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           13,791     12.889339         177,758
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            7,549     12.253694          92,501
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH
 FUND+
 2010  Lowest contract charges           --              2.25%             12.86%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.87%             35.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.17%            (37.17)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
INVESCO V.I. MID CAP CORE EQUITY
 FUND+
 2010  Lowest contract charges           --              0.55%             14.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.31%             30.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.33%            (28.52)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.22%              9.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.73%             11.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
INVESCO V.I. SMALL CAP EQUITY
 FUND+
 2010  Lowest contract charges           --                --              28.54%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.18%             21.29%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (31.31)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.05%              5.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --              17.44%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT
 FUND+
 2010  Lowest contract charges           22,875    $11.925883        $272,805
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           25,019     10.040517         251,200
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           28,661      7.052376         202,129
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           32,422     13.312750         431,621
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           13,950     12.010285         167,538
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V.I. GLOBAL MULTI-ASSET
 FUND+
 2010  Lowest contract charges            6,419     15.998138         102,694
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges              933     14.309207          13,348
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2010  Lowest contract charges          521,553     15.709635       8,193,413
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          580,795     13.963461       8,109,913
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          653,850     11.262300       7,363,851
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          694,553     15.977239      11,097,043
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          681,812     14.994647      10,223,533
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT
 FUND+
 2010  Lowest contract charges           --                --              18.78%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --                --              42.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (47.03)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --              10.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --              16.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
INVESCO V.I. GLOBAL MULTI-ASSET
 FUND+
 2010  Lowest contract charges           --              0.34%             11.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.36%             43.09%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2010  Lowest contract charges           --              1.95%             12.51%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.31%             23.98%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.49%            (29.51)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.21%              6.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.37%             14.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2010  Lowest contract charges          289,841    $14.924145      $4,325,628
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          256,457     13.286460       3,407,405
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          373,024     10.382553       3,872,938
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          413,778     16.351739       6,765,987
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          398,044     16.027025       6,379,456
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS BOND FUND
 2010  Lowest contract charges          502,797     13.313285       6,693,877
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          642,422     12.507300       8,034,962
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          639,594     11.107228       7,104,117
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          621,048     12.252603       7,609,452
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          392,511     11.857928       4,654,369
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2010  Lowest contract charges           --              1.93%             12.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.02%             27.97%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.98%            (36.51)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.55%              2.03%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.16%             17.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS BOND FUND
 2010  Lowest contract charges           --              2.72%              6.44%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              3.19%             12.61%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              5.36%             (9.35)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              8.54%              3.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              3.83%              6.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 2010  Lowest contract charges        3,681,978     $1.682911      $6,196,441
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        3,870,898      1.506019       5,829,646
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        4,216,349      1.058316       4,462,229
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        4,745,762      1.717724       8,151,909
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        4,719,493      1.495637       7,058,648
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS GROWTH FUND
 2010  Lowest contract charges       13,712,300      1.228397      16,844,148
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       14,934,838      1.035048      15,458,275
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       17,907,872      0.742443      13,295,575
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       18,511,327      1.325073      24,528,859
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       18,156,380      1.179431      21,414,198
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS GROWTH-INCOME FUND
 2010  Lowest contract charges       10,933,739      1.393495      15,236,110
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       12,091,328      1.250601      15,121,427
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       14,376,114      0.952901      13,699,014
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       14,957,955      1.533170      22,933,087
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       15,620,742      1.459565      22,799,489
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 2010  Lowest contract charges           --              1.49%             11.75%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.48%             42.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.76%            (38.39)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.70%             14.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.87%             20.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GROWTH FUND
 2010  Lowest contract charges           --              0.72%             18.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.65%             39.41%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.82%            (43.97)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.80%             12.35%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.79%             10.22%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GROWTH-INCOME FUND
 2010  Lowest contract charges           --              1.46%             11.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.59%             31.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.72%            (37.85)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.53%              5.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.59%             15.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 2010  Lowest contract charges          446,543    $23.080421     $10,306,403
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          457,149     21.523685       9,839,539
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          543,321     15.043908       8,173,667
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          701,336     25.993056      18,229,871
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          645,353     21.656876      13,976,334
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS NEW WORLD FUND
 2010  Lowest contract charges          146,349     31.756414       4,647,521
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          158,868     26.941235       4,280,089
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          160,830     18.002579       2,895,353
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          229,426     31.240624       7,167,408
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          198,295     23.629455       4,685,604
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 2010  Lowest contract charges           --              2.04%              7.23%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.52%             43.07%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.71%            (42.12)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.59%             20.02%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.72%             18.98%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS NEW WORLD FUND
 2010  Lowest contract charges           --              1.60%             17.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.58%             49.65%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.32%            (42.37)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              3.32%             32.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.17%             32.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2010  Lowest contract charges        2,204,569     $2.265511      $4,994,475
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        2,342,475      1.850714       4,335,251
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        2,236,900      1.147402       2,566,623
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        2,666,491      2.468617       6,582,545
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        2,617,299      2.032992       5,320,948
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2010  Lowest contract charges          294,905      2.761290         814,319
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          348,688      2.416579         842,631
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          461,229      1.871681         863,274
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          534,352      2.625733       1,403,067
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          685,090      2.273295       1,557,411
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2010  Lowest contract charges           --              1.71%             22.41%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.31%             61.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (53.52)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              3.02%             21.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.46%             24.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2010  Lowest contract charges           --              1.61%             14.26%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.29%             29.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.52%            (28.72)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              6.07%             15.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.73%              7.32%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2010  Lowest contract charges           42,713    $10.769489        $459,998
    Highest contract charges          3,988,710      2.878704      11,482,315
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           39,998      9.371563         374,845
    Highest contract charges          4,538,401      2.499987      11,345,944
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           50,190      7.215315         362,134
    Highest contract charges          5,171,562      1.919982       9,929,307
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           34,968     12.616655         441,184
    Highest contract charges          5,953,718      3.348026      19,933,203
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           14,000     12.458100         174,410
    Highest contract charges          6,426,390      3.297550      21,191,343
    Remaining contract charges               --            --              --
FIDELITY VIP CONTRAFUND(R)
 PORTFOLIO
 2010  Lowest contract charges          281,778     12.684040       3,574,087
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          266,759     10.847941       2,893,787
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          290,315      8.007735       2,324,762
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          232,614     13.972661       3,250,238
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          136,335     11.911647       1,623,977
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP OVERSEAS PORTFOLIO
 2010  Lowest contract charges          367,572      2.395759         880,614
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          449,813      2.118000         952,703
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          636,640      1.673907       1,065,676
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          722,794      2.978729       2,153,008
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          890,349      2.539150       2,260,730
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2010  Lowest contract charges           --              1.71%             14.92%
    Highest contract charges             --              1.80%             15.15%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.98%             29.88%
    Highest contract charges             --              2.28%             30.21%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.58%            (42.81)%
    Highest contract charges             --              2.44%            (42.65)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.17%              1.27%
    Highest contract charges             --              1.77%              1.53%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.79%             19.93%
    Highest contract charges             --              3.34%             20.19%
    Remaining contract charges           --                --                 --
FIDELITY VIP CONTRAFUND(R)
 PORTFOLIO
 2010  Lowest contract charges           --              1.05%             16.93%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.18%             35.47%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.88%            (42.69)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.94%             17.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.24%             11.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP OVERSEAS PORTFOLIO
 2010  Lowest contract charges           --              1.34%             13.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.94%             26.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.53%            (43.81)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              3.28%             17.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.90%             18.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 2010  Lowest contract charges          252,349    $14.957023      $3,774,384
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          237,803     11.633336       2,766,438
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          196,161      8.324310       1,632,904
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          165,421     13.783318       2,280,055
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           68,151     11.950350         814,427
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2010  Lowest contract charges           21,228     10.896238         231,304
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            6,560      9.681661          63,508
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           12,236      7.810650          95,573
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2010  Lowest contract charges           11,215     10.536819         118,168
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           11,342      9.216289         104,529
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            7,182      7.169550          51,489
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2010  Lowest contract charges              588     10.196865           5,992
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges              623      8.798777           5,481
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges              174      6.707483           1,170
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 2010  Lowest contract charges           --              0.13%             28.57%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.52%             39.75%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.24%            (39.61)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.50%             15.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.05%             12.40%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2010  Lowest contract charges           --              2.93%             12.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.41%             23.96%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             17.83%            (23.92)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2010  Lowest contract charges           --              1.83%             14.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.08%             28.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              7.13%            (30.88)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2010  Lowest contract charges           --              1.78%             15.89%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.43%             31.18%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             14.94%            (35.90)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2010  Lowest contract charges          226,370    $12.759824      $2,888,436
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          231,907     11.324722       2,626,281
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          245,846      8.351913       2,053,288
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          190,777     11.872911       2,265,075
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           61,860     11.443038         707,863
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2010  Lowest contract charges          176,114     20.751900       3,654,703
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          171,813     16.184436       2,780,700
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          190,433     12.530774       2,386,273
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          252,130     18.707094       4,716,627
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          264,822     19.163059       5,074,793
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2010  Lowest contract charges           96,563     12.419716       1,199,284
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           66,665     11.167863         744,510
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           40,493      8.855462         358,588
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2010  Lowest contract charges           --              6.68%             12.67%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              8.18%             35.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              5.51%            (29.66)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              3.14%              3.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.06%             12.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2010  Lowest contract charges           --              0.81%             28.22%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.66%             29.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.30%            (33.02)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.65%             (2.38)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.57%             16.98%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2010  Lowest contract charges           --              4.79%             11.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              7.53%             26.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.68%            (13.27)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2010  Lowest contract charges          276,486    $15.294362      $4,228,670
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          293,492     13.754639       4,036,881
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          319,099     10.912235       3,482,079
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          309,631     17.350672       5,372,299
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          248,134     16.767268       4,160,520
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
TEMPLETON FOREIGN SECURITIES FUND
 2010  Lowest contract charges            6,811     17.545864         119,500
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges              504     16.185319           8,150
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
TEMPLETON GROWTH SECURITIES FUND
 2010  Lowest contract charges           43,627      9.709116         423,579
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           58,002      9.040690         524,383
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           50,989      6.895852         351,615
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           40,879     11.955902         488,740
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           16,074     11.681704         187,772
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2010  Lowest contract charges           --              1.59%             11.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.91%             26.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              3.31%            (37.11)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.48%              3.48%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.47%             18.38%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
TEMPLETON FOREIGN SECURITIES FUND
 2010  Lowest contract charges           --              2.27%              8.41%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --                --              61.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
TEMPLETON GROWTH SECURITIES FUND
 2010  Lowest contract charges           --              1.31%              7.39%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.98%             31.10%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.77%            (42.32)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.34%              2.35%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.03%             11.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2010  Lowest contract charges          128,682    $12.630777      $1,625,348
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          122,272     11.281734       1,379,440
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          112,686      9.148724       1,030,929
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           83,580     12.787292       1,068,763
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           35,022     11.432675         400,390
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 2010  Lowest contract charges          192,002     15.879928       3,048,983
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          170,269     13.875288       2,362,526
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           78,516     11.691131         917,944
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           30,214     11.007928         332,595
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges        5,586,557      3.403787      19,015,451
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        6,526,709      3.035419      19,811,296
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        7,847,340      2.329770      18,282,497
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        9,048,634      3.408043      30,838,134
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       10,057,330      3.195934      32,142,564
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2010  Lowest contract charges           --              1.26%             11.96%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.16%             23.32%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.36%            (28.46)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.44%             11.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.01%             11.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 2010  Lowest contract charges           --              1.42%             14.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --             10.96%             18.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              3.45%              6.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.02%              6.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges           --              1.35%             12.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.17%             30.29%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.94%            (31.64)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.16%              6.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.32%             10.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2010  Lowest contract charges        7,687,003     $2.824228     $21,709,849
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        9,442,773      2.626884      24,805,068
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        9,460,842      2.284046      21,608,998
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       11,928,069      2.472569      29,492,974
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       13,485,760      2.362266      31,856,952
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 2010  Lowest contract charges        9,094,533      7.085992      64,443,790
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       10,286,724      6.082370      62,567,658
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       12,249,300      4.175508      51,147,052
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       13,966,209      7.674740     107,187,019
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       15,953,011      6.569283     104,799,843
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2010  Lowest contract charges        4,520,631      4.200184      18,987,484
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        5,317,600      3.710229      19,729,513
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        6,482,446      2.975883      19,291,000
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        7,121,091      4.404234      31,362,951
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        8,585,977      4.068371      34,930,939
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2010  Lowest contract charges           --              3.90%              7.51%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              3.97%             15.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              6.13%             (7.63)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              4.97%              4.67%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              4.99%              4.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 2010  Lowest contract charges           --              0.74%             16.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.90%             45.67%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.75%            (45.59)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.12%             16.83%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.34%             16.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2010  Lowest contract charges           --              1.84%             13.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.22%             24.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.24%            (32.43)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.57%              8.26%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.80%             20.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS
 FUND+
 2010  Lowest contract charges            1,696    $10.051239         $17,042
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            1,851      8.664032          16,040
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            3,774      6.096042          23,007
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD GLOBAL GROWTH HLS FUND
 2010  Lowest contract charges           37,485      1.190460          44,625
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           37,336      1.041982          38,903
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           47,411      0.768187          36,421
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          100,272      1.615778         162,018
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          106,274      1.292115         137,318
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2010  Lowest contract charges        1,083,491      1.494683       1,619,476
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        1,234,279      1.310608       1,617,656
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        1,339,961      1.043087       1,397,696
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        1,383,704      1.662814       2,300,843
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        1,458,671      1.534766       2,238,719
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS
 FUND+
 2010  Lowest contract charges           --              1.22%             16.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.97%             42.13%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.22%            (34.14)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD GLOBAL GROWTH HLS FUND
 2010  Lowest contract charges           --              0.26%             14.25%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.81%             35.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.43%            (52.46)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.05%             25.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.76%             14.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2010  Lowest contract charges           --              1.32%             14.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.60%             25.65%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.21%            (37.27)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.00%              8.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.10%             12.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2010  Lowest contract charges          108,118    $19.789063      $2,139,556
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          109,540     16.832526       1,843,838
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          147,838     12.987431       1,920,034
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          223,677     23.902204       5,346,370
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           92,944     18.435854       1,713,495
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges           23,411     16.550662         387,465
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            2,488     14.249514          35,446
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges        4,281,648      3.604734      15,434,202
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        4,789,964      3.141833      15,049,268
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        5,310,103      2.490602      13,225,353
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        7,586,760      3.960309      30,045,913
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        8,456,949      3.764477      31,835,988
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2010  Lowest contract charges           --              0.02%             17.56%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.49%             29.61%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.37%            (45.66)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.19%             29.65%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.86%             12.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges           --              0.87%             16.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              8.23%             42.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges           --              1.64%             14.73%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.05%             26.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.88%            (37.11)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.60%              5.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.66%             15.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges        4,107,280     $3.312232     $13,604,263
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        4,137,654      2.893130      11,970,772
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        5,362,313      2.167800      11,624,422
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        5,872,850      3.753520      22,043,860
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        6,082,069      2.945663      17,915,727
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD MIDCAP HLS FUND
 2010  Lowest contract charges        2,750,025      4.381274      12,048,615
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        3,225,718      3.549140      11,448,525
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        3,898,288      2.710162      10,564,993
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        5,282,178      4.190281      22,133,811
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        6,229,261      3.634263      22,638,771
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges           --              1.23%             14.49%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.90%             33.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.20%            (42.25)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.18%             27.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.70%             24.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD MIDCAP HLS FUND
 2010  Lowest contract charges           --              0.24%             23.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.53%             30.96%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.47%            (35.32)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.45%             15.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.11%             11.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2010  Lowest contract charges           82,842    $20.852684      $1,727,484
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           88,971     16.726572       1,488,183
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          110,777     11.600671       1,285,093
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          124,336     19.402626       2,412,450
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          131,295     18.998199       2,494,362
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges       15,508,424      1.796639      27,863,040
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       20,852,422      1.796639      37,464,275
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       22,166,465      1.795505      39,799,999
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       14,796,853      1.757923      26,011,728
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       14,790,918      1.675089      24,776,105
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD SMALL COMPANY HLS FUND
 2010  Lowest contract charges        2,937,961      2.426831       7,129,936
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        3,544,161      1.955060       6,929,046
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        4,682,220      1.512167       7,080,299
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        5,076,418      2.545893      12,924,017
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        5,009,502      2.228805      11,165,202
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2010  Lowest contract charges           --              0.61%             24.67%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.80%             44.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.76%            (40.21)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.44%              2.13%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.95%             17.88%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges           --                --                 --
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.07%              0.06%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.96%              2.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              4.81%              4.95%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              4.60%              4.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD SMALL COMPANY HLS FUND
 2010  Lowest contract charges           --                --              24.13%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.01%             29.29%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.10%            (40.60)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.24%             14.23%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.17%             14.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges        5,870,568     $3.764066     $22,097,206
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        6,798,595      3.278812      22,291,314
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        7,963,174      2.316588      18,447,394
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        9,146,137      4.073434      37,256,185
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       10,375,158      3.846378      39,906,781
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2010  Lowest contract charges          488,678     10.684330       5,221,195
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          598,684     10.293920       6,162,808
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          496,367      9.957373       4,942,511
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO+
 2010  Lowest contract charges           60,053     12.365526         742,591
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           62,538     10.774410         673,813
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           72,550      8.730699         633,409
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           65,309     11.828624         772,512
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           11,867     11.466028         136,072
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges           --              1.14%             14.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.56%             41.54%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.01%            (43.13)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.99%              5.90%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.33%             14.65%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2010  Lowest contract charges           --              4.38%              3.79%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.03%              3.38%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              8.15%             (0.59)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO+
 2010  Lowest contract charges           --              2.92%             14.77%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              3.66%             23.41%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              4.32%            (26.19)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              5.88%              3.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              5.15%             14.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE FUND
 2010  Lowest contract charges           64,188    $12.720824        $816,527
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           46,425     11.326127         525,819
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            5,059      8.432890          42,659
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2010  Lowest contract charges           42,618     11.165635         475,860
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           29,034      9.509797         276,109
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           35,557      7.998229         284,397
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           26,664     12.579832         335,423
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           20,139     12.161720         244,921
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MFS INVESTORS TRUST SERIES
 2010  Lowest contract charges           10,621     12.274423         130,369
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           17,391     11.048366         192,145
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           30,246      8.706510         263,335
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            4,843     13.010156          63,002
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges              737     11.794638           8,695
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
LORD ABBETT BOND-DEBENTURE FUND
 2010  Lowest contract charges           --              6.98%             12.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --             10.99%             34.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             14.05%            (18.23)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2010  Lowest contract charges           --              0.78%             17.41%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.97%             18.90%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.80%            (36.42)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.30%              3.44%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.43%             17.27%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
MFS INVESTORS TRUST SERIES
 2010  Lowest contract charges           --              1.75%             11.10%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.01%             26.90%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.70%            (33.08)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.63%             10.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.04%             12.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2010  Lowest contract charges                   30,844      $21.283072          $656,457
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                   38,859       15.610690           606,618
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   20,524        9.566346           196,335
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   18,516       15.767530           291,956
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   20,168       15.380400           310,194
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
MFS TOTAL RETURN SERIES
 2010  Lowest contract charges                  143,226       14.531519         2,081,288
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                  144,204       13.218935         1,906,217
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  165,688       11.199735         1,855,660
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  174,590       14.382866         2,511,104
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  165,378       13.801173         2,282,404
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
MFS VALUE SERIES
 2010  Lowest contract charges                   28,928       10.087285           291,808
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                   24,307        9.044166           219,833
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   10,265        7.370068            75,653
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2010  Lowest contract charges                  --                 --               36.34%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                  --                 --               63.18%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (39.33)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                2.52%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --               13.22%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
MFS TOTAL RETURN SERIES
 2010  Lowest contract charges                  --               2.63%               9.93%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                  --               3.79%              18.03%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               3.09%             (22.13)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.50%               4.22%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.30%              11.89%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
MFS VALUE SERIES
 2010  Lowest contract charges                  --               1.47%              11.53%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                  --               1.27%              22.72%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (30.19)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS RESEARCH BOND SERIES FUND
 2010  Lowest contract charges                   36,625      $12.539864          $459,278
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                    3,173       11.668778            37,026
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
UIF MID CAP GROWTH PORTFOLIO+
 2010  Lowest contract charges                   25,838       12.300233           317,818
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                   10,942        9.299431           101,755
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                    1,572        5.909437             9,288
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
INVESCO VAN KAMPEN V. I. MID CAP VALUE
 FUND+
 2010  Lowest contract charges                   24,359       10.715150           261,005
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                   26,544        8.769934           232,791
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   25,140        6.302084           158,436
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   37,869       10.757939           407,388
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
OPPENHEIMER CAPITAL APPRECIATION FUND
 2010  Lowest contract charges                   36,147       10.915899           394,581
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                   34,679       10.001462           346,839
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   33,362        6.938164           231,472
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   33,740       12.768186           430,804
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   25,978       11.214030           291,316
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS RESEARCH BOND SERIES FUND
 2010  Lowest contract charges                  --               2.90%               7.47%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                  --                 --               16.69%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
UIF MID CAP GROWTH PORTFOLIO+
 2010  Lowest contract charges                  --                 --               32.27%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                  --                 --               57.37%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.12%             (44.99)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
INVESCO VAN KAMPEN V. I. MID CAP VALUE
 FUND+
 2010  Lowest contract charges                  --               0.82%              22.18%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                  --               1.20%              39.16%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.79%             (41.42)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                0.26%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
OPPENHEIMER CAPITAL APPRECIATION FUND
 2010  Lowest contract charges                  --                 --                9.14%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                  --               0.01%              44.15%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (45.66)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.01%              13.86%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.01%               7.68%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2010  Lowest contract charges          112,449    $12.829306      $1,442,645
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           93,960     11.088193       1,041,850
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           88,935      7.956807         707,638
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           71,763     13.334725         956,935
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           50,783     12.570301         638,356
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
OPPENHEIMER MAIN STREET FUND/VA
 2010  Lowest contract charges           32,143     11.271167         362,295
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           33,167      9.731208         322,758
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           32,111      7.602822         244,132
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           29,858     12.387474         369,859
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            4,329     11.893698          51,488
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 2010  Lowest contract charges            5,306     11.516057          61,106
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            7,996      9.358432          74,829
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            5,513      6.836775          37,692
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2010  Lowest contract charges           --              1.12%             15.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.76%             39.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.15%            (40.33)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.01%              6.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.27%             17.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
OPPENHEIMER MAIN STREET FUND/VA
 2010  Lowest contract charges           --              0.87%             15.83%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.54%             28.00%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.22%            (38.63)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.36%              4.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.24%             14.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 2010  Lowest contract charges           --              0.50%             23.06%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.43%             36.88%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (35.18)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 2010  Lowest contract charges           23,951    $12.587405        $301,480
    Highest contract charges             16,439     26.192973         430,576
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           16,665     11.171885         186,177
    Highest contract charges             18,730     23.175409         434,082
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            5,548      7.191250          39,894
    Highest contract charges             21,948     14.968756         328,537
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           29,408     21.692473         637,939
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           31,711     20.819828         660,224
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 2010  Lowest contract charges           43,650     30.806593       1,344,697
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           49,240     26.783076       1,318,794
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           60,372     19.786145       1,194,530
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           84,050     29.602231       2,488,079
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           96,878     28.694786       2,779,901
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT GLOBAL EQUITY FUND
 2010  Lowest contract charges          232,800     25.604302       5,960,688
    Highest contract charges              2,605     15.020302          39,134
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          274,881     23.229823       6,385,436
    Highest contract charges              2,180     13.675389          29,809
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          330,704     17.847130       5,902,118
    Highest contract charges              2,090     10.521629          21,985
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          388,661     32.591358      12,666,991
    Highest contract charges              1,679     19.251565          32,318
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          455,485     29.800420      13,573,633
    Highest contract charges              1,455     17.658324          25,698
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 2010  Lowest contract charges           --             13.26%             12.67%
    Highest contract charges             --             14.46%             13.02%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.00%             55.35%
    Highest contract charges             --              7.32%             54.83%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (29.96)%
    Highest contract charges             --              6.49%            (31.00)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              5.05%              4.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              5.89%              6.60%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 2010  Lowest contract charges           --              5.86%             15.02%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              6.45%             35.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              4.49%            (33.16)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.72%              3.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              3.12%             13.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT GLOBAL EQUITY FUND
 2010  Lowest contract charges           --              2.49%             10.22%
    Highest contract charges             --              2.18%              9.84%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.19%             30.16%
    Highest contract charges             --                --              29.97%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.86%            (45.24)%
    Highest contract charges             --              2.40%            (45.35)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.27%              9.37%
    Highest contract charges             --              2.01%              9.02%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.58%             23.50%
    Highest contract charges             --              0.38%             23.22%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
 2010  Lowest contract charges           22,094    $13.170377        $290,985
    Highest contract charges            454,201     32.170965      14,612,074
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           20,968     11.514849         241,447
    Highest contract charges            507,304     28.044583      14,227,125
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           19,395      8.870392         172,038
    Highest contract charges            613,916     21.545827      13,227,319
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           17,095     14.469512         247,358
    Highest contract charges            723,548     35.071434      25,375,850
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           14,234     15.399391         219,190
    Highest contract charges            846,425     37.228527      31,511,147
    Remaining contract charges               --            --              --
PUTNAM VT GLOBAL HEALTH CARE FUND
 2010  Lowest contract charges           14,708     15.468968         227,519
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           20,619     15.065962         310,638
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           25,448     11.913774         303,179
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           30,430     14.336048         436,251
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           35,740     14.388482         514,252
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT HIGH YIELD FUND
 2010  Lowest contract charges          150,514     33.089518       4,980,433
    Highest contract charges             52,480     17.930173         940,981
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          170,299     28.889334       4,919,825
    Highest contract charges             56,228     15.722517         884,045
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          189,403     19.219456       3,640,215
    Highest contract charges             63,498     10.468992         664,760
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          227,189     25.975431       5,901,342
    Highest contract charges             60,240     14.160292         853,019
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          269,305     25.143715       6,771,321
    Highest contract charges             57,876     13.775449         797,272
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
 2010  Lowest contract charges           --              1.53%             14.38%
    Highest contract charges             --              1.78%             14.71%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.66%             29.81%
    Highest contract charges             --              3.14%             30.16%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.09%            (38.70)%
    Highest contract charges             --              2.63%            (38.57)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.23%             (6.04)%
    Highest contract charges             --              1.58%             (5.79)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.31%             15.91%
    Highest contract charges             --              1.80%             16.19%
    Remaining contract charges           --                --                 --
PUTNAM VT GLOBAL HEALTH CARE FUND
 2010  Lowest contract charges           --              2.24%              2.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --                --              26.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (16.90)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.13%             (0.36)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.53%              3.07%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT HIGH YIELD FUND
 2010  Lowest contract charges           --              7.74%             14.54%
    Highest contract charges             --              7.36%             14.04%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --             10.37%             50.31%
    Highest contract charges             --             10.18%             50.18%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             10.06%            (26.01)%
    Highest contract charges             --              8.91%            (26.07)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              8.19%              3.31%
    Highest contract charges             --              7.20%              2.79%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              8.03%             10.60%
    Highest contract charges             --              5.48%             10.52%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND
 2010  Lowest contract charges                  171,175      $27.802373        $4,759,067
    Highest contract charges                     52,688       14.343729           755,738
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                  196,794       25.224094         4,963,943
    Highest contract charges                     52,362       13.055246           683,602
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  261,941       17.133269         4,487,907
    Highest contract charges                     54,137        8.902167           481,938
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  300,002       22.479655         6,743,930
    Highest contract charges                     42,901       11.701925           502,028
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  297,132       21.318359         6,334,359
    Highest contract charges                     29,866       11.120988           332,140
    Remaining contract charges                       --              --                --
PUTNAM INTERNATIONAL VALUE FUND+
 2010  Lowest contract charges                    6,551       16.321304           106,928
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                   10,558       15.194392           160,427
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   11,800       12.021934           141,855
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   12,929       22.199807           287,015
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   24,728       20.691059           511,657
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT INTERNATIONAL EQUITY FUND+
 2010  Lowest contract charges                  284,556       16.931002         4,817,819
    Highest contract charges                     15,085       16.424598           247,770
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                  327,078       15.354650         5,022,175
    Highest contract charges                     16,223       14.928049           242,181
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  388,356       12.283717         4,770,460
    Highest contract charges                     19,722       11.977464           236,225
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                       --       21.872886                --
    Highest contract charges                     17,226       21.369414           368,101
    Remaining contract charges                  399,163              --         8,730,839
 2006  Lowest contract charges                       --       18.422748                --
    Highest contract charges                     12,951       19.719498           255,395
    Remaining contract charges                  453,328              --         9,129,476

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT INCOME FUND
 2010  Lowest contract charges                  --              11.33%              10.22%
    Highest contract charges                    --              10.68%               9.87%
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                  --               6.11%              47.22%
    Highest contract charges                    --               5.43%              46.65%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               7.09%             (23.78)%
    Highest contract charges                    --               6.54%             (23.93)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               5.22%               5.45%
    Highest contract charges                    --               4.73%               5.22%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               4.49%               4.83%
    Highest contract charges                    --               3.90%               4.52%
    Remaining contract charges                  --                 --                  --
PUTNAM INTERNATIONAL VALUE FUND+
 2010  Lowest contract charges                  --               3.74%               7.42%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                  --                 --               26.39%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.19%             (45.85)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.13%               7.29%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.41%              27.63%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT INTERNATIONAL EQUITY FUND+
 2010  Lowest contract charges                  --               3.74%              20.54%
    Highest contract charges                    --               3.59%              10.03%
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                  --                 --               25.00%
    Highest contract charges                    --                 --               24.63%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.50%             (43.84)%
    Highest contract charges                    --               2.04%             (43.95)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                8.61%
    Highest contract charges                    --               2.56%               8.37%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --               28.04%
    Highest contract charges                    --               0.53%              27.72%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND+
 2010  Lowest contract charges                    6,176      $17.492096          $108,033
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                    7,473       15.550584           116,216
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                    9,685       11.206894           108,540
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   13,449       19.444746           261,504
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   14,846       17.128684           254,293
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT INVESTORS FUND
 2010  Lowest contract charges                   14,310       10.560103           151,113
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                   18,762        9.243957           173,438
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   23,939        7.046749           168,693
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   35,393       11.636062           411,839
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   43,534       12.236223           532,688
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT MONEY MARKET FUND
 2010  Lowest contract charges                   53,624        1.802966            96,681
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                   63,958        1.802303           115,272
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   76,218        1.796082           136,895
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   93,606        1.746726           163,505
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  116,312        1.662379           193,354
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND+
 2010  Lowest contract charges                  --               3.27%              12.49%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                  --               1.92%              38.76%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.12%             (42.37)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.09%              13.52%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.54%              26.42%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT INVESTORS FUND
 2010  Lowest contract charges                  --               1.59%              14.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                  --               1.50%              31.18%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.57%             (39.44)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.59%              (4.91)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.67%              14.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT MONEY MARKET FUND
 2010  Lowest contract charges                  --               0.04%               0.04%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2009  Lowest contract charges                  --               0.36%               0.35%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.81%               2.83%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               4.93%               5.07%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               4.51%               4.63%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND+
 2010  Lowest contract charges            2,275    $15.528059         $35,326
    Highest contract charges            313,961     25.291913       7,940,673
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            2,228     12.988059          28,937
    Highest contract charges            380,131     21.099132       8,020,444
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            2,088      9.829288          20,526
    Highest contract charges            427,519     15.925954       6,808,655
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            2,095     16.046422          33,617
    Highest contract charges            519,626     25.945436      13,481,922
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            1,144     15.175568          17,355
    Highest contract charges            580,264     24.472443      14,200,480
    Remaining contract charges               --            --              --
PUTNAM VT SMALL CAP VALUE FUND
 2010  Lowest contract charges           42,511     10.350514         440,006
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           45,522      8.215811         374,002
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           48,023      6.246201         299,960
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           41,754     10.300530         430,083
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           17,547     11.801519         207,076
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT GEORGE PUTNAM BALANCED
 FUND+
 2010  Lowest contract charges            9,918     13.409259         132,987
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           11,413     12.059130         137,631
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           15,122      9.580101         144,875
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           17,247     16.092548         277,550
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           31,998     15.910698         509,110
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND+
 2010  Lowest contract charges           --              0.36%             19.56%
    Highest contract charges             --              0.60%             19.87%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.36%             32.14%
    Highest contract charges             --              0.67%             32.48%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (38.75)%
    Highest contract charges             --              0.31%            (38.62)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --               5.74%
    Highest contract charges             --              0.16%              6.02%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --               8.56%
    Highest contract charges             --              0.17%              8.82%
    Remaining contract charges           --                --                 --
PUTNAM VT SMALL CAP VALUE FUND
 2010  Lowest contract charges           --              0.30%             25.98%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.65%             31.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.35%            (39.36)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.40%            (12.72)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.18%             17.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT GEORGE PUTNAM BALANCED
 FUND+
 2010  Lowest contract charges           --              5.42%             11.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              5.06%             25.88%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              5.05%            (40.47)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              3.54%              1.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.81%             12.23%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 2010  Lowest contract charges           22,392    $29.182239        $653,454
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           25,962     28.580962         742,011
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           36,228     26.547468         961,753
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           41,125     38.103792       1,567,002
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           46,977     31.688447       1,488,632
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT VOYAGER FUND
 2010  Lowest contract charges          493,471     42.844173      21,142,358
    Highest contract charges             24,036     17.266105         414,999
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          576,159     35.386121      20,388,031
    Highest contract charges             24,139     14.293431         345,030
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          689,258     21.538000      14,845,241
    Highest contract charges             24,212      8.721088         211,151
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          785,127     34.117626      26,786,655
    Highest contract charges             23,060     13.849855         319,371
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          902,677     32.251178      29,112,385
    Highest contract charges             20,704     13.125279         271,745
    Remaining contract charges               --            --              --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 2010  Lowest contract charges           41,151     19.942323         820,638
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           45,538     15.395267         701,067
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           47,446     10.572218         501,615
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           48,768     16.311191         795,465
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           33,514     18.033203         604,366
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 2010  Lowest contract charges           --              4.33%              2.10%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              4.59%              7.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.49%            (30.33)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.89%             20.25%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              3.12%             27.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT VOYAGER FUND
 2010  Lowest contract charges           --              1.50%             21.08%
    Highest contract charges             --              1.35%             20.80%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.15%             64.30%
    Highest contract charges             --              0.83%             63.90%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.29%            (36.87)%
    Highest contract charges             --                --             (37.03)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.03%              5.79%
    Highest contract charges             --                --               5.52%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.38%              5.70%
    Highest contract charges             --              0.10%              5.44%
    Remaining contract charges           --                --                 --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 2010  Lowest contract charges           --              0.30%             29.54%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.59%             45.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.47%            (35.18)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --              (9.55)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.07%             15.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2010  Lowest contract charges           41,150    $16.249834        $668,680
    Highest contract charges             12,623     15.639461         197,419
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           37,954     14.430719         547,698
    Highest contract charges             16,322     13.861395         226,243
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           87,743     11.322627         993,486
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           52,576     16.442989         864,502
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          138,326     15.934960       2,204,213
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO VAN KAMPEN V. I. COMSTOCK
 FUND+
 2010  Lowest contract charges           83,495     11.221180         936,915
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           92,965      9.698918         901,661
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           86,205      7.553239         651,130
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           76,587     11.765234         901,060
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           60,893     12.045674         733,493
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2010  Lowest contract charges           --              1.89%             12.61%
    Highest contract charges             --              2.16%             12.83%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.08%             27.45%
    Highest contract charges             --              1.40%             38.61%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.75%            (31.14)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.25%              3.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.90%             18.84%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
INVESCO VAN KAMPEN V. I. COMSTOCK
 FUND+
 2010  Lowest contract charges           --              0.13%             15.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              4.34%             28.41%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.17%            (35.80)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.41%             (2.33)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.79%             16.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

  * This represents the non-annualized expense rate and considers only those expenses that are charged through a reduction of unit values which are presented within the accompanying Statements of Operations. The ratio is calculated by dividing the contract charges incurred by the average daily net assets of the respective contract for the period funded. Annualized expense rates are presented in the footnotes following this disclosure. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub- Account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values

  +  See parenthetical for this Sub-Account in Note 1.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

    Summary of the Account's expense Charges, including Mortality and Expense Risk charges, Administrative Charges and Riders (if applicable). These fees are assessed as a direct redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will make certain deductions ranging from 0.50% to 1.40% of the Sub-Account's average daily net assets for mortality and expense risks undertaken by the Company.

    These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

    The Company will make certain deductions ranging from $7.50 to $25 per year for administrative services provided by the Company.

    These charges are a redemption of units.

RIDERS:

    The Company will also make certain deductions for various Rider charges:

       - Enhanced No Lapse Guarantee Rider (per $1,000 of face amount) $0.01 - $0.10

       - Term Insurance Rider (per $1,000 of the net amount at risk) $0.14 - $999.96

       -   Deduction Amount Waiver Rider (of the monthly deduction amount) 6.90%
           - 34.50%

       - Waiver of Specified Amount Disability Benefit Rider (per $1 of specified amount) $0.04 - $0.199

       - Accidental Death Benefit Rider (per $1,000 of the net amount at risk) $0.083 - $0.183

       - Yearly Renewable Term Life Insurance Rider (per $1,000 of the net amount at risk) $0.68 - $125.71

       -   Guaranteed Withdrawal Benefit 0.75%

       -   Waiver of Scheduled Premium Option Rider (each time waived) 11.00%

       - Lifetime No Lapse Guarantee Rider (per $1,000 of the face amount) $0.01 - $0.06

       - LifeAccess Accelerated Benefit Rider (per 1,000 of the benefit net amount at risk) $0.041 - $14.738

       -   Accelerated Death Benefit Rider $300.00

       -   Child Insurance Rider (per $1,000 of coverage) $6.00

    These charges are a redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity, and cash flows for each of the three years in the period ended December 31, 2010. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Harford Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 of the consolidated financial statements, the Company changed its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 25, 2011

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                            2010           2009            2008
                                                       (IN MILLIONS)
---------------------------------------------------------------------------------------
REVENUES
 Fee income and other                       $3,806          $3,723          $4,123
 Earned premiums                               260             377             984
 Net investment income (loss)
  Securities available-for-sale and
   other                                     2,621           2,505           2,588
  Equity securities held for trading           238             343            (246)
                                          --------       ---------       ---------
 Total net investment income (loss)          2,859           2,848           2,342
 Net realized capital gains (losses):
  Total other-than-temporary impairment
   ("OTTI") losses                            (712)         (1,722)         (1,888)
  OTTI losses recognized to other
   comprehensive income                        376             530              --
                                          --------       ---------       ---------
  Net OTTI losses recognized in earnings      (336)         (1,192)         (1,888)
  Net realized capital gains (losses),
   excluding net OTTI losses recognized
   in earnings                                (608)            316          (3,875)
                                          --------       ---------       ---------
   Total net realized capital gains
    (losses)                                  (944)           (876)         (5,763)
                                          --------       ---------       ---------
                          TOTAL REVENUES     5,981           6,072           1,686
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                                   2,948           3,716           4,048
 Benefits, loss and loss adjustment
  expenses -- returns credited on
  International unit-linked bonds and
  pension products                             238             343            (246)
 Insurance operating costs and other
  expenses                                   1,610           1,826           1,911
 Amortization of deferred policy
  acquisition costs and present value of
  future profits                               215           3,716           1,610
 Goodwill impairment                            --              --             184
 Dividends to policyholders                     21              12              13
                                          --------       ---------       ---------
     TOTAL BENEFITS, LOSSES AND EXPENSES     5,032           9,613           7,520
                                          --------       ---------       ---------
INCOME (LOSS) FROM CONTINUING OPERATIONS
                     BEFORE INCOME TAXES       949          (3,541)         (5,834)
 Income tax expense (benefit)                  228          (1,399)         (2,180)
                                          --------       ---------       ---------
INCOME (LOSS) FROM CONTINUING OPERATIONS       721          (2,142)         (3,654)
 Income (loss) from discontinued
  operations, net of tax                        31              (5)             (5)
                                          --------       ---------       ---------
                       NET INCOME (LOSS)       752          (2,147)         (3,659)
   Net income (loss) attributable to the
    noncontrolling interest                      8              10            (105)
                                          --------       ---------       ---------
       NET INCOME (LOSS) ATTRIBUTABLE TO
         HARTFORD LIFE INSURANCE COMPANY      $744         $(2,157)        $(3,554)
                                          --------       ---------       ---------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
ASSETS                                           2010              2009
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
 Investments
 Fixed maturities, available-for-sale, at
  fair value (amortized cost of $45,323 and
  $44,284) (includes variable interest
  entity assets, at fair value, of $406 as
  of December 31, 2010)                           $44,834           $40,403
 Fixed maturities, at fair value using the
  fair value option (includes variable
  interest entity assets, at fair value, of
  $323 as of December 31, 2010)                       639                --
 Equity securities, trading, at fair value
  (cost of $2,061 and $2,359)                       2,279             2,443
 Equity securities, available for sale, at
  fair value (cost of $320 and $447)                  340               419
 Policy loans, at outstanding balance               2,128             2,120
 Mortgage loans (net of allowances for loan
  losses of $62 and $260)                           3,244             4,304
 Limited partnership and other alternative
  investments (includes variable interest
  entity assets of $14 as of December 31,
  2010)                                               838               759
 Other investments                                  1,461               338
 Short-term investments                             3,489             5,128
                                              -----------       -----------
                           TOTAL INVESTMENTS       59,252            55,914
 Cash                                                 531               793
 Premiums receivable and agents' balances              67                69
 Reinsurance recoverables                           3,924             3,140
 Deferred income taxes, net                         2,138             3,066
 Deferred policy acquisition costs and
  present value of future profits                   4,949             5,779
 Goodwill                                             470               470
 Other assets                                         692             1,709
 Separate account assets                          159,729           150,380
                                              -----------       -----------
                                TOTAL ASSETS     $231,752         $221, 320
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment expenses      $11,385           $11,318
 Other policyholder funds and benefits
  payable                                          43,395            43,526
 Other policyholder funds and benefits
  payable -- International unit-liked bonds
  and pension products                              2,252             2,419
 Consumer notes                                       382             1,136
 Other liabilities (includes variable
  interest entity liabilities of $422 as of
  December 31, 2010)                                6,398             6,245
 Separate account liabilities                     159,729           150,380
                                              -----------       -----------
                           TOTAL LIABILITIES      223,541           215,024
                                              -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE
 10)
STOCKHOLDER'SEQUITY
 Common stock -- 1,000 shares authorized,
  issued and outstanding, par value $5,690              6                 6
 Capital surplus                                    8,265             8,457
 Accumulated other comprehensive loss, net
  of tax                                             (372)           (1,941)
 Retained earnings (deficit)                          312              (287)
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY        8,211             6,235
                                              -----------       -----------
 Noncontrolling interest                               --                61
                                              -----------       -----------
                                TOTAL EQUITY        8,211             6,296
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $231,752          $221,320
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                               ACCUMULATED OTHER COMPREHENSIVE
                                                                                        INCOME (LOSS)
                                                                        NET                NET (LOSS)
                                                                    UNREALIZED              GAIN ON
                                                                   CAPITAL GAINS           CASH FLOW              FOREIGN
                                  COMMON                            (LOSSES) ON             HEDGING              CURRENCY
                                   STOCK           CAPITAL          SECURITIES,           INSTRUMENTS,          TRANSLATION
                                                   SURPLUS          NET OF TAX             NET OF TAX              ADJS
                                                                          (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
2010
Balance, December 31, 2009           $6            $8,457             $(2,039)                $148                  $(50)
Comprehensive income
Net income
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                        1,298
 Net gains on cash flow
  hedging instruments                                                                          117
Cumulative translation
 adjustments                                                                                                         (18)
                                                                                                                   -----
Total other comprehensive
 income                                                                 1,298                  117                   (18)
  Total comprehensive income                                            1,298                  117                   (18)
Capital contribution from
 parent (3)                                          (192)
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax                                                                      172
                                                                      -------
Change in noncontrolling
 interest ownership
Noncontrolling income
   BALANCE, DECEMBER 31, 2010        $6            $8,265               $(569)                $265                  $(68)
                                    ---            ------             -------                 ----                 -----
2009
Balance, December 31, 2008           $6            $6,157             $(4,806)                $440                 $(165)
Comprehensive income
Net loss
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                        3,229
 Net gains on cash flow
  hedging instruments                                                                         (292)
Cumulative translation
 adjustments                                                                                                         115
Total other comprehensive
 income
  Total comprehensive income
Capital contribution from
 parent (3)                                         2,300
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax                                                                     (462)
                                                                      -------
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2009        $6            $8,457             $(2,039)                $148                  $(50)
                                    ---            ------             -------                 ----                 -----
2008
Balance, December 31, 2007           $6            $3,746               $(318)                $(137)                  $8
Comprehensive income
Net loss
 Other comprehensive income,
 net of tax (1)
 Net change in unrealized
 capital gains (losses) on
 securities (2)                                                        (4,488)
 Net loss on cash flow
  hedging instruments                                                                          577
Cumulative translation
 adjustments                                                                                                        (173)
Total other comprehensive
 loss
  Total comprehensive loss
Capital contribution from
 parent (3)                                         2,411
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2008        $6            $6,157             $(4,806)                $440                 $(165)
                                    ---            ------             -------                 ----                 -----


                                   RETAINED                TOTAL                  NON-
                                   EARNINGS            STOCKHOLDER'S          CONTROLLING         TOTAL
                                  (DEFICIT)                EQUITY               INTEREST          EQUITY
                                                             (IN MILLIONS)
-----------------------------  ------------------------------------------------------------------------------
2010
Balance, December 31, 2009           $(287)                $6,235                  $61            $6,296
Comprehensive income
Net income                             744                    744                                    744
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                            1,298                                  1,298
 Net gains on cash flow
  hedging instruments                                         117                                    117
Cumulative translation
 adjustments                                                  (18)                                   (18)
                                                           ------
Total other comprehensive
 income                                                     1,397                                  1,397
  Total comprehensive income           744                  2,141                                  2,141
Capital contribution from
 parent (3)                                                  (192)                                  (192)
Dividends declared                       1                      1                                      1
Cumulative effect of
 accounting changes, net of
 tax                                  (146)                    26                                     26
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                (69)              (69)
                                                                                  ----            ------
Noncontrolling income                                                                8                 8
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2010         $312                 $8,211                 $ --            $8,211
                                    ------                 ------                 ----            ------
2009
Balance, December 31, 2008          $1,446                 $3,078                 $165            $3,243
Comprehensive income
Net loss                            (2,157)                (2,157)                                (2,157)
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                            3,229                                  3,229
 Net gains on cash flow
  hedging instruments                                        (292)                                  (292)
Cumulative translation
 adjustments                                                  115                                    115
                                                           ------                                 ------
Total other comprehensive
 income                                                     3,052                                  3,052
                                                           ------                                 ------
  Total comprehensive income                                  895                                    895
Capital contribution from
 parent (3)                                                 2,300                                  2,300
Dividends declared                     (38)                   (38)                                   (38)
Cumulative effect of
 accounting changes, net of
 tax                                   462                     --                                     --
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                               (114)             (114)
                                                                                  ----            ------
Noncontrolling income (loss)                                                        10                10
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2009        $(287)                $6,235                  $61            $6,296
                                    ------                 ------                 ----            ------
2008
Balance, December 31, 2007          $5,315                 $8,620                 $255            $8,875
Comprehensive income
Net loss                            (3,554)                (3,554)                                (3,554)
 Other comprehensive income,
 net of tax (1)
 Net change in unrealized
 capital gains (losses) on
 securities (2)                                            (4,488)                                (4,488)
 Net loss on cash flow
  hedging instruments                                         577                                    577
Cumulative translation
 adjustments                                                 (173)                                  (173)
                                                           ------                                 ------
Total other comprehensive
 loss                                                      (4,084)                                (4,084)
                                                           ------                                 ------
  Total comprehensive loss                                 (7,638)                                (7,638)
Capital contribution from
 parent (3)                                                 2,411                                  2,411
Dividends declared                    (313)                  (313)                                  (313)
Cumulative effect of
 accounting changes, net of
 tax                                    (2)                    (2)                                    (2)
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                 15                15
                                                                                  ----            ------
Noncontrolling income (loss)                                                      (105)             (105)
   BALANCE, DECEMBER 31, 2008       $1,446                 $3,078                 $165            $3,243
                                    ------                 ------                 ----            ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $(699), $(1,739), and $2,416 for the years ended December 31, 2010, 2009 and 2008, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $(63), $157 and $(310) for the years ended December 31, 2010, 2009 and 2008, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(121), $(1,076), and $(1,396) for the years ended December 31, 2010, 2009 and 2008, respectively.

(3) The Company received $2.1 billion in capital contributions from its parent and returned capital of $700 to its parent. The Company received noncash capital contributions of $887 as a result of valuations associated with the October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates. The Company received a noncash asset capital contribution of $180 from its parent company during 2008.

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2010           2009           2008
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income (loss)                       $752        $(2,147)       $(3,659)
 Adjustments to reconcile net
  income (loss) to net cash
  provided by operating
  activities
 Amortization of deferred
  policy acquisition costs and
  present value of future
  profits                                 232          3,727          1,620
 Additions to deferred policy
  acquisition costs and
  present value of future
  profits                                (521)          (674)        (1,258)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and
  loss adjustment expenses                 13            574          1,161
 Reinsurance recoverables                  26             66            (29)
 Receivables and other assets            (112)           (20)            66
 Payables and accruals                    295            420           (369)
 Accrued and deferred income
  taxes                                   (90)          (797)        (2,166)
 Net realized capital losses              882            877          5,763
 Net receipts from investment
  contracts related to
  policyholder funds --
  International unit-linked
  bonds and pension products             (167)           804            396
 Net increase in equity
  securities, trading                     164           (809)          (386)
 Depreciation and amortization            207            173             78
 Goodwill impairment                       --             --            184
 Other, net                               201            328           (190)
                                     --------       --------       --------
NET CASH PROVIDED BY OPERATING
                    ACTIVITIES         $1,882         $2,522         $1,211
                                     --------       --------       --------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and
  short-term investments,
  available for sale                  $28,581        $37,224        $12,104
 Fixed maturities, fair value
  option                                   20             --             --
 Equity securities,
  available-for-sale                      171            162            140
 Mortgage loans                         1,288            413            325
 Partnerships                             151            173            250
 Payments for the purchase of:
 Fixed maturities and
  short-term investments,
  available for sale                  (28,871)       (35,519)       (18,216)
 Fixed maturities, fair value
  option                                  (74)            --             --
 Equity securities,
  available-for-sale                     (122)           (61)          (144)
 Mortgage loans                          (189)          (197)        (1,067)
 Partnerships                            (172)          (121)          (330)
 Derivatives payments (sales),
  net                                    (644)          (520)         1,170
 Proceeds from business sold              241             --             --
 Purchase price of businesses
  acquired                                 --             --            (78)
 Change in policy loans, net               (8)            34           (139)
 Change in payables for
  collateral under securities
  lending, net                            (46)        (1,805)          (974)
 Change in all other, net                (117)            25            362
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED
     FOR) INVESTING ACTIVITIES           $209          $(192)       $(6,597)
                                     --------       --------       --------
FINANCING ACTIVITIES
 Deposits and other additions
  to investment and universal
  life-type contracts                 $15,405        $13,398        $22,449
 Withdrawals and other
  deductions from investment
  and universal life-type
  contracts                           (25,030)       (23,487)       (28,105)
 Net transfers (to)/from
  separate accounts related to
  investment and universal
  life-type contracts                   8,211          6,805          7,074
 Issuance of structured
  financing                                --           (189)         2,001
 Capital contributions (1)(2)            (195)         1,397          2,231
 Dividends paid (1)                        --            (33)          (299)
 Net Issuances/(Repayments) at
  maturity or settlement of
  consumer notes                         (754)           (74)           401
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED
     FOR) FINANCING ACTIVITIES        $(2,363)       $(2,183)        $5,752
                                     --------       --------       --------
 Impact of foreign exchange                10            (15)          (128)
 Net (decrease) increase in
  cash                                   (262)           132            238
                                     --------       --------       --------
 Cash -- beginning of year                793            661            423
                                     --------       --------       --------
 Cash -- end of year                     $531           $793           $661
                                     --------       --------       --------
Supplemental Disclosure of
 Cash Flow Information:
 Net Cash Paid (Received)
  During the Year for:
 Income taxes                            $354          $(282)         $(183)

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

(1) The Company made noncash dividends of $5 in 2009 related to the assumed reinsurance agreements with Hartford Life Insurance K.K. The Company made noncash dividends of $54 and received a noncash capital contributions of $180 from its parent company during 2008 related to the assumed reinsurance agreement with Hartford Life Insurance K.K.

(2) The Company received noncash capital contributions of $887 as a result of valuations associated with an October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates for further discussion of this transaction.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States of America ("U.S.") and is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford").

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of Hartford Life Insurance Company, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated. For further information on VIEs, see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; living benefits required to be fair valued (in other policyholder funds and benefits payable); valuation of investments and derivative instruments; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; goodwill impairment; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

VARIABLE INTEREST ENTITIES

In June 2009, the Financial Accounting Standards Board ("FASB") updated the guidance which amends the consolidation requirements applicable to variable interest entities ("VIE"). Under this new guidance, an entity would consolidate a VIE when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The FASB also issued an amendment to this guidance in February 2010 which defers application of this guidance to certain entities that apply specialized accounting guidance for investment companies. The Company adopted this guidance on January 1, 2010. As a result of adoption, in addition to those VIEs the Company consolidates under the previous guidance, the Company consolidated a Company sponsored Collateralized Debt Obligation ("CDO") electing the fair value option, and a Company sponsored Collateralized Loan Obligation, at carrying values carried forward as if the Company had been the primary beneficiary from the date the Company entered into the VIE arrangement. The impact on the Company's Consolidated Balance Sheet as a result of adopting this guidance was an increase in assets of $432, an increase in liabilities of $406, and an increase in January 1, 2010 retained earnings, net of tax, of $26. The Company has investments in mutual funds, limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds which may be VIEs. The accounting for these investments will remain unchanged as they fall within the scope of the deferral of this new consolidation guidance. See Note 4 for further discussion.

EMBEDDED CREDIT DERIVATIVES

In March 2010, the FASB issued guidance clarifying the scope exception for certain credit derivatives embedded within structured securities which may result in bifurcation of these credit derivatives. Embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the exemption. As a result, investments with an embedded credit derivative in a form other than the above mentioned subordination may need to be separately accounted for as an embedded credit derivative resulting in recognition of the change in the fair value of the embedded credit derivative in current period earnings. Upon adoption, an entity may elect the fair value option prospectively, with changes in fair value of the investment in its entirety recognized in earnings, rather than bifurcate the embedded credit derivative. The guidance is effective, on a prospective basis only, for fiscal years and interim periods within those fiscal years, beginning on or after June 15, 2010. The Company adopted this guidance on July 1, 2010 and identified securities with an amortized cost and fair value of $753 and $464, respectively, which were impacted by the scope of this standard. Upon adoption, the Company elected the fair value option for securities having an amortized cost and fair value of $429 and $203, respectively. For further discussion of fair value option, see Note 3. For the remainder of securities that were impacted by the scope of this standard, upon adoption, the embedded credit derivatives were bifurcated but are reported with the host instrument in the consolidated balance sheets. As of July 1, 2010, these securities had an amortized cost and fair value of $324 and $261, respectively, with an associated embedded derivative notional value of $325. For further discussion of embedded derivatives, see Note
4. The adoption, on July 1, 2010 resulted in the reclassification of $172, after-tax and after deferred policy acquisition costs ("DAC"), net unrealized losses from accumulated other comprehensive loss to retained earnings, including $188 of unrealized capital losses and $16 of unrealized capital gains.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS

In October 2010, the FASB issued guidance clarifying the definition of acquisition costs that are eligible for deferral. Acquisition costs are to include only those costs that are directly related to the successful acquisition or renewal of insurance contracts; incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees; and advertising costs meeting the capitalization criteria for direct-response advertising.

This guidance will be effective for fiscal years beginning after December 15, 2011, and interim periods within those years. This guidance may be applied prospectively upon the date of adoption, with retrospective application permitted, but not required. Early adoption is permitted.

The Company will adopt this guidance on January 1, 2012. The Company has not yet determined if it will apply the guidance on a prospective or retrospective basis or the effect of the adoption on the Company's Consolidated Financial Statements. If retrospective application is elected, the adoption could have a material impact on stockholders' equity. If prospective application is elected, there could be a material impact to the Company's Consolidated Statement of Operations as non-deferrable acquisition costs will increase while amortization would continue on the existing DAC balance.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are described below or are referenced below to the applicable Note where the description is included.

                                                                       Note
--------------------------------------------------------------------------------
ACCOUNTING POLICY
Fair Value                                                                3
Investments and Derivative Instruments                                    4
Reinsurance                                                               5
Deferred Policy Acquisition Costs and Present Value of Future
 Profits                                                                  6
Goodwill and Other Intangible Assets                                      7
Separate Accounts                                                         8
Sales Inducements                                                         9
Commitments and Contingencies                                            10
Income Taxes                                                             11

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

As of December 31, 2010, 2009, and 2008 3% of the total life insurance policies were participating policies. Dividends to policyholders were $21, $12 and $13 for the years ended December 31, 2010, 2009, and 2008, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

MUTUAL FUNDS

The Company maintains a retail mutual fund operation, whereby the Company, through wholly-owned subsidiaries, provides investment management and administrative services to The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (collectively, "mutual funds"), consisting of 52 mutual funds, as of December 31, 2010. The Company charges fees to these mutual funds, which are recorded as revenue by the Company. These mutual funds are registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940.

The mutual funds are owned by the shareholders of those funds and not by the Company. As such, the mutual fund assets and liabilities and related investment returns are not reflected in the Company's Consolidated Financial Statements since they are not assets, liabilities and operations of the Company.

2. SEGMENT INFORMATION

The Company has four reporting segments: Global Annuity, Life Insurance, Retirement Plans, and Mutual Funds, as well as an Other category, as follows:

GLOBAL ANNUITY

Global Annuity offers variable, fixed market value adjusted ("MVA") annuities, structured settlements, single premium immediate annuities, longevity assurance to individuals as well as customized investment, insurance, and income solutions to select markets of institutional investors. Products offered to institutional investors ("IIP") include mutual funds, stable value contracts, institutional annuities (primarily terminal funding cases) and mutual funds owned by institutional investors.

LIFE INSURANCE

Life Insurance sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life, term life, and variable private placement life insurance ("PPLI") owned by corporations and high net worth individuals.

RETIREMENT PLANS

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b) of the Internal Revenue Service Code of 1986 as amended ("the IRS Code").

MUTUAL FUNDS

Mutual Funds offers retail mutual funds, investment-only mutual funds and college savings plans under Section 529 of the Code (collectively referred to as non-proprietary) and proprietary mutual fund supporting the insurance products issued by The Hartford.

OTHER CATEGORY

The Company includes in an Other category its leveraged PPLI product line of business, corporate items not directly allocated to any of its reporting segments, intersegment eliminations, direct and assumed guaranteed minimum income benefit ("GMIB"), guaranteed minimum death benefit ("GMDB"), guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") which is subsequently ceded to an affiliated captive reinsurer, and certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, Hartford Life and Accident Insurance Company ("HLA").

The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Inter-segment revenues primarily occur between the Company's Other category and the reporting segments. These amounts primarily include interest income on allocated surplus and interest charges on excess separate account surplus. Consolidated net investment income is unaffected by such transactions.

The following tables represent summarized financial information concerning the Company's reporting segments.

                                                         AS OF DECEMBER 31,
                                                        2010             2009
--------------------------------------------------------------------------------
ASSETS
 Global Annuity                                        $122,962         $126,326
 Life Insurance                                          63,390           54,376
 Retirement Plans                                        34,153           28,180
 Mutual Funds                                               153              140
 Other                                                   11,094           12,298
                                                     ----------       ----------
                                       TOTAL ASSETS    $231,752         $221,320
                                                     ----------       ----------

                                          FOR THE YEARS ENDED DECEMBER 31,
                                         2010          2009          2008
--------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE REVENUES
EARNED PREMIUMS, FEES, AND OTHER
 CONSIDERATIONS
 GLOBAL ANNUITY
  Individual variable annuity            $1,760        $1,589        $1,981
  Fixed / MVA and other annuity              18            17            (2)
  IIP                                        24           386           929
                                         ------       -------       -------
  Total Global Annuity                    1,802         1,992         2,908
 LIFE INSURANCE
  Variable life                             416           503           374
  Universal life                            367           362           376
  Term life                                  36            37            42
  PPLI                                      174           115           119
                                         ------       -------       -------
  Total Life Insurance                      993         1,017           911
 RETIREMENT PLANS
  401(k)                                    318           286           290
  Government plans                           41            38            48
                                         ------       -------       -------
  Total Retirement Plans                    359           324           338
 MUTUAL FUNDS
  Non-Proprietary                           519           437           553
  Proprietary                                61            --            --
                                         ------       -------       -------
  Total Mutual Funds                        580           437           553
 OTHER                                      332           330           397
                                         ------       -------       -------
  Total premiums, fees, and other
   considerations                         4,066         4,100         5,107
                                         ------       -------       -------
 Net investment income                    2,859         2,848         2,342
 Net realized capital losses               (944)         (876)       (5,763)
                                         ------       -------       -------
                         TOTAL REVENUES  $5,981        $6,072        $1,686
                                         ------       -------       -------
NET INCOME (LOSS) ATTRIBUTABLE TO
 HARTFORD LIFE INSURANCE COMPANY
 Global Annuity                            $231       $(2,620)      $(1,866)
 Life Insurance                             224            28           (22)
 Retirement Plans                            47          (222)         (157)
 Mutual Funds                               129            32            37
 Other                                      113           625        (1,546)
                                         ------       -------       -------
                TOTAL NET INCOME (LOSS)    $744       $(2,157)      $(3,554)
                                         ------       -------       -------
NET INVESTMENT INCOME (LOSS)
 Global Annuity                          $1,808        $1,929        $1,539
 Life Insurance                             485           317           313
 Retirement Plans                           364           315           342
 Mutual Funds                                (1)          (16)          (12)
 Other                                      203           303           160
                                         ------       -------       -------
            TOTAL NET INVESTMENT INCOME  $2,859        $2,848        $2,342
                                         ------       -------       -------
AMORTIZATION OF DEFERRED POLICY
 ACQUISITION AND PRESENT VALUE OF
 FUTURE PROFITS
 Global Annuity                             $15        $3,297        $1,268
 Life Insurance                             122           315           168
 Retirement Plans                            27            56            91
 Mutual Funds                                51            50            86
 Other                                       --            (2)           (3)
                                         ------       -------       -------
              TOTAL AMORTIZATION OF DAC    $215        $3,716        $1,610
                                         ------       -------       -------
INCOME TAX EXPENSE (BENEFIT)
 Global Annuity                             $23       $(1,604)      $(1,196)
 Life Insurance                             103           (27)          (35)
 Retirement Plans                            13          (143)         (133)
 Mutual Funds                                51            20            22
 Other                                       38           355          (838)
                                         ------       -------       -------
     TOTAL INCOME TAX EXPENSE (BENEFIT)    $228       $(1,399)      $(2,180)
                                         ------       -------       -------

3. FAIR VALUE MEASUREMENTS

The following financial instruments are carried at fair value in the Company's Condensed Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"), fixed maturities at fair value using fair value option ("FVO"), equity securities, trading, short-term investments, freestanding and embedded derivatives, separate account assets and certain other liabilities. The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds, and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are exchange traded equity securities, derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit default swap contracts and have no significant unobservable market inputs.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as and/or lower quality asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS"), commercial real estate ("CRE") CDOs, residential mortgage-backed securities ("RMBS") primarily below-prime loans, and below investment grade private placement securities. Also included in Level 3 are guaranteed product embedded and reinsurance derivatives and other complex derivatives securities, including customized GMWB hedging derivatives, equity derivatives, longer dated derivatives, swaps with optionality, and certain complex credit derivatives and certain other liabilities. Because Level 3 fair values, by their nature, contain unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2010. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such as they are primarily priced by independent brokers and/or within illiquid markets.

                                                                                 DECEMBER 31, 2010
                                                                    QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                                  IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                                 FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                    TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                                 $2,068                $ --                  $1,660                  $408
 CDOs                                                 1,899                  --                      30                 1,869
 CMBS                                                 5,028                  --                   4,536                   492
 Corporate                                           26,915                  --                  25,429                 1,486
 Foreign government/government agencies               1,002                  --                     962                    40
 States, municipalities and political
  subdivisions ("Municipal")                          1,032                  --                     774                   258
 RMBS                                                 4,118                  --                   3,013                 1,105
 U.S. Treasuries                                      2,772                 248                   2,524                    --
                                                  ---------           ---------                --------              --------
Total fixed maturities                               44,834                 248                  38,928                 5,658
Fixed maturities, FVO                                   639                  --                     128                   511
Equity securities, trading                            2,279               2,279                      --                    --
Equity securities, AFS                                  340                 174                     119                    47
Derivative assets
 Credit derivatives                                     (11)                 --                     (19)                    8
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           857                  --                     857                    --
 Interest rate derivatives                              (99)                 --                     (63)                  (36)
 Variable annuity hedging derivatives and macro
  hedge program                                         704                   2                      33                   669
                                                  ---------           ---------                --------              --------
Total derivative assets (1)                           1,453                   2                     808                   643
Short-term investments                                3,489                 204                   3,285                    --
Reinsurance recoverable for U.S. GMWB and Japan
 GMWB, GMIB, and GMAB                                 2,002                  --                      --                 2,002
Separate account assets (2)                         153,713             116,703                  35,763                 1,247
                                                  ---------           ---------                --------              --------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
                                 RECURRING BASIS   $208,749             119,610                  79,031                10,108
                                                  ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits payable
 Guaranteed living benefits                         $(4,258)               $ --                    $ --               $(4,258)
 Equity linked notes                                     (9)                 --                      --                    (9)
                                                  ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                             (4,267)                 --                      --                (4,267)
Derivative liabilities
 Credit derivatives                                    (401)                 --                     (49)                 (352)
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           (25)                 --                     (25)                   --
 Interest rate derivatives                              (59)                 --                     (42)                  (17)
 Variable annuity hedging derivatives and macro
  hedge program                                         126                  (2)                    (11)                  139
                                                  ---------           ---------                --------              --------
Total derivative liabilities (3)                       (357)                 (2)                   (127)                 (228)
Other liabilities                                       (37)                 --                      --                   (37)
Consumer notes (4)                                       (5)                 --                      --                    (5)
                                                  ---------           ---------                --------              --------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
                               A RECURRING BASIS    $(4,666)                $(2)                  $(127)              $(4,537)
                                                  ---------           ---------                --------              --------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2010, $962 was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) As of December 31, 2010 excludes approximately $6 billion of investment sales receivable that are not subject to fair value accounting.

(3) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(4) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

                                                                             DECEMBER 31, 2009
                                                                QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                              IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                             FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                             $1,903                $ --                  $1,406                  $497
 CDOs                                             2,165                  --                      56                 2,109
 CMBS                                             5,365                  --                   5,096                   269
 Corporate                                       23,667                  --                  18,428                 5,239
 Foreign government/government agencies             846                  --                     766                    80
 States, municipalities and political
  subdivisions ("Municipal")                        780                  --                     562                   218
 RMBS                                             3,336                  --                   2,341                   995
 U.S. Treasuries                                  2,341                 325                   2,016                    --
                                              ---------           ---------                --------              --------
Total fixed maturities, AFS                      40,403                 325                  30,671                 9,407
Equity securities, trading                        2,443               2,443                      --                    --
Equity securities, AFS                              419                 113                     274                    32
Other investments
 Variable annuity hedging derivatives and
  macro hedge program                               212                   8                      16                   188
 Other derivatives (1)                                8                  --                      (4)                   12
                                              ---------           ---------                --------              --------
Total other investments                             220                   8                      12                   200
Short-term investments                            5,128               3,785                   1,343                    --
Reinsurance recoverable for U.S. GMWB and
 Japan GMWB, GMIB, and GMAB                       1,108                  --                      --                 1,108
Separate account assets (3)                     147,418             112,863                  33,593                   962
                                              ---------           ---------                --------              --------
 TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON
                           A RECURRING BASIS   $197,139            $119,537                 $65,893               $11,709
                                              ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits
 payable
 Guaranteed living benefits                     $(3,439)               $ --                    $ --               $(3,439)
 Institutional notes                                 (2)                 --                      --                    (2)
 Equity linked notes                                (10)                 --                      --                   (10)
                                              ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                         (3,451)                 --                      --                (3,451)
Other liabilities (4)
 Variable annuity hedging derivatives and
  macro hedge program                               158                  (2)                   (178)                  338
Other derivative liabilities                        (45)                 --                     125                  (170)
                                              ---------           ---------                --------              --------
Total other liabilities                             113                  (2)                    (53)                  168
Consumer notes (5)                                   (5)                 --                      --                    (5)
                                              ---------           ---------                --------              --------
     TOTAL LIABILITIES ACCOUNTED FOR AT FAIR
                  VALUE ON A RECURRING BASIS    $(3,343)                $(2)                   $(53)              $(3,288)
                                              ---------           ---------                --------              --------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2009, $104 was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. See footnote 3 below for derivative liabilities.

(2) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(3) As of December 31, 2009 excludes approximately $3 billion of investment sales receivable that are not subject to fair value accounting.

(4) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

AVAILABLE-FOR-SALE SECURITIES, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) is determined by management after considering one of three primary sources of information: third party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain either a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities. For the quarter ended September 30, 2010, the Company compared the results of the private placement pricing model to actual trades, as well as to third party broker quotes and determined that the pricing model results were consistent with market observable data for investment grade private placement securities. As a result, the Company reclassified investment grade private placement securities from Level 3 to Level 2. Below investment grade private placement securities remain classified as Level 3.

The Company performs a monthly analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. As a part of this analysis, the Company considers trading volume and other factors to determine whether the decline in market activity is significant when compared to normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing services' methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes, new issuance activity and other market activities. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2010 and 2009, 97% and 96%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, and exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets.
          - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

          - CORPORATES - Primary inputs also include observations of credit default swap curves related to the issuer.
          - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.
          - MUNICIPALS - Primary inputs also include Municipal Securities
          Rulemaking Board reported trades and material event notices, and issuer financial statements.
          - SHORT-TERM INVESTMENTS - Primary inputs also include material event notices and new issue money market rates.
          - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.
          - CREDIT DERIVATIVES -Significant inputs primarily include the swap yield curve and credit curves.
          - FOREIGN EXCHANGE DERIVATIVES - Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.
          - INTEREST RATE DERIVATIVES - Significant input is primarily the swap yield curve.
Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. Certain long-dated securities are priced based on third party pricing services, including municipal securities and foreign government/government agencies, as well as bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations.
          Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:
          - CREDIT DERIVATIVES - Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.
          - EQUITY DERIVATIVES - Significant unobservable inputs may include equity volatility.
          - INTEREST RATE CONTRACTS - Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

PRODUCT DERIVATIVES

The Company currently offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance, from HLIKK GMIB, GMWB and GMAB. As of October 1, 2009 the Company has subsequently ceded the GMWB and assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in theConsolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meet the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

U.S. GMWB CEDED REINSURANCE DERIVATIVE

The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.

During 2009, the Company entered into a reinsurance arrangement with an affiliated captive reinsurer to transfer a portion of its risk of loss associated with direct US GMWB and assumed HLIKK GMIB, GMWB, and GMAB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreement are reported in net realized capital gains and losses. Please see Note 16 for more information on this transaction.

ADOPTION OF FAIR VALUE ACCOUNTING

The impact on January 1, 2008 of adopting fair value measurement guidance for guaranteed benefits and the related reinsurance was a reduction to net income of $311, after the effects of DAC amortization and income taxes.

The adoption of fair value accounting resulted in lower variable annuity fee income for new business issued as Attributed Fees increased consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of the embedded derivative. The level of Attributed Fees for new business each quarter also depends on the level of equity index volatility, as well as other factors, including interest rates. As equity index volatility increased, interest rates have declined and fees ascribed to new business cohorts issued have risen to levels above the rider fee for most products. The extent of any excess of Attributed Fee over rider fee will vary by product.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Fair values for GMWB and guaranteed minimum accumulation benefit ("GMAB") contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates and equity indices. On a weekly basis, the blend of implied equity index volatilities are updated. The Company continually monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). As a result of sustained volatility in the Company's credit default spreads, during 2009 the Company changed its estimate of the Credit Standing Adjustment to incorporate a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the year ended December 30, 2010, 2009 and 2008, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $(8), $(263) and $10, respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total pre-tax realized gains (losses) of approximately $45, $231, and $470 for the year ended December, 31, 2010, 2009 and 2008, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $31, $481 and $(355) for the year ended December 31, 2010, 2009 and 2008, respectively.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the twelve months ending December 31, 2010, 2009 and 2008, for the financial instruments classified as Level 3.

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2010 TO DECEMBER 31, 2010

                                                                  TOTAL
                                                           REALIZED/UNREALIZED
                                                              GAINS (LOSSES)
                                  FAIR VALUE                   INCLUDED IN:                 PURCHASES,
                                     AS OF              NET                                 ISSUANCES,
                                  JANUARY 1,          INCOME                                    AND
                                     2010            (1)(2)(8)              OCI (3)         SETTLEMENTS
---------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                   $497             $(16)                   $71             $(59)
 CDO                                  2,109             (124)                   467             (187)
 CMBS                                   269              (98)                   327             (157)
 Corporate                            5,239              (10)                   193              (66)
 Foreign govt./govt. agencies            80               --                      1               (8)
 Municipal                              218                1                     24               19
 RMBS                                   995              (38)                   228             (129)
                                    -------            -----                 ------            -----
 Total fixed maturities, AFS          9,407             (285)                 1,311             (587)
Fixed maturities, FVO                    --               74                     --              (10)
Equity securities, AFS                   32               (3)                     7               11
Derivatives
 Credit derivatives                    (161)             104                     --                3
 Equity derivatives                      (2)               6                     --               --
 Interest rate derivatives                5               (3)                    --              (44)
 Variable annuity hedging
  derivatives and macro hedge
  program                               526             (415)                    --              701
 Total derivatives (5)                  368             (308)                    --              660
Reinsurance recoverable for
 U.S.
 GMWB and Japan GMWB, GMIB,
 and GMAB (1),(7),(9)                 1,108              182                    260              452
Separate accounts (6)                   962              142                     --              314
                                    -------            -----                 ------            -----
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits
  (8)                               $(3,439)           $(259)                 $(307)           $(253)
 Institutional notes                     (2)               2                     --               --
 Equity linked notes                    (10)              --                     --                1
                                    -------            -----                 ------            -----
 Total other policyholder
  funds and benefits payable
  (1)                                (3,451)            (257)                  (307)            (252)
Other derivative liabilities
Other liabilities                        --              (26)                    --               --
Consumer notes                           (5)              --                     --               --
                                    -------            -----                 ------            -----

                                                                                         CHANGES IN UNREALIZED
                                                                                        GAINS (LOSSES) INCLUDED
                                                                                        IN NET INCOME RELATED TO
                                                                       FAIR VALUE        FINANCIAL INSTRUMENTS
                                  TRANSFERS          TRANSFERS            AS OF              STILL HELD AT
                                    IN TO             OUT OF          DECEMBER 31,            DECEMBER 31,
                                 LEVEL 3 (4)        LEVEL 3 (4)           2010                  2010 (2)
-----------------------------  ----------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                   $40              $(125)              $408                   $(6)
 CDO                                    42               (438)             1,869                  (130)
 CMBS                                  267               (116)               492                   (58)
 Corporate                             800             (4,670)             1,486                   (20)
 Foreign govt./govt. agencies           --                (33)                40                    --
 Municipal                              --                 (4)               258                    --
 RMBS                                  102                (53)             1,105                   (35)
                                    ------            -------            -------                 -----
 Total fixed maturities, AFS         1,251             (5,439)             5,658                  (249)
Fixed maturities, FVO                  447                 --                511                    71
Equity securities, AFS                  --                 --                 47                    (3)
Derivatives
 Credit derivatives                   (290)                --               (344)                  103
 Equity derivatives                     --                 --                  4                     6
 Interest rate derivatives              --                (11)               (53)                  (23)
 Variable annuity hedging
  derivatives and macro hedge
  program                               --                 (4)               808                  (382)
 Total derivatives (5)                (290)               (15)               415                  (296)
Reinsurance recoverable for
 U.S.
 GMWB and Japan GMWB, GMIB,
 and GMAB (1),(7),(9)                   --                 --              2,002                   182
Separate accounts (6)                   14               (185)             1,247                    20
                                    ------            -------            -------                 -----
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits
  (8)                                    $                  $            $(4,258)                $(259)
 Institutional notes                    --                 --                 --                     2
 Equity linked notes                    --                 --                 (9)                   --
                                    ------            -------            -------                 -----
 Total other policyholder
  funds and benefits payable
  (1)                                   --                 --             (4,267)                 (257)
Other derivative liabilities
Other liabilities                      (11)                --                (37)                   --
Consumer notes                          --                 --                 (5)                   --
                                    ------            -------            -------                 -----

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these columns are reported in net realized capital gains (losses) except for less than $1, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the reclassification of investment grade private placement securities, changes in the availability of market observable information, the re-evaluation of the observability of pricing inputs and the election of fair value option for investments containing an embedded credit derivative. Transfers in also include the consolidation of additional VIEs due to the adoption of new accounting guidance on January 1, 2010.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

(7) Includes fair value of reinsurance recoverables of approximately $1.7 billion related to a transaction entered into with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(8) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2009 TO DECEMBER 31, 2009

                                                                   TOTAL
                                                            REALIZED/UNREALIZED
                                                               GAINS (LOSSES)
                                  FAIR VALUE                    INCLUDED IN:                   PURCHASES,
                                     AS OF               NET                                   ISSUANCES,
                                  JANUARY 1,           INCOME                                     AND
                                     2009             (1)(2)(8)               OCI (3)         SETTLEMENTS
------------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                   $429               $(39)                  $148              $(21)
 CDO                                  1,981               (426)                   720              (118)
 CMBS                                   263               (170)                   196               (53)
 Corporate                            4,421                (56)                   723               552
 Foreign govt./govt. agencies            74                 --                     --                19
 Municipal                              155                 --                      4                29
 RMBS                                 1,419               (344)                   136              (174)
                                    -------            -------                 ------            ------
 Total fixed maturities, AFS          8,742             (1,035)                 1,927               234
Equity securities, AFS                   59                 (1)                     8                (1)
 Derivatives (5)
  Variable annuity hedging
   derivatives and macro
   hedge program                      2,774             (1,643)                    --              (605)
  Other freestanding
   derivatives                         (234)                73                     (4)               16
                                    -------            -------                 ------            ------
 Total freestanding
  derivatives                         2,540             (1,570)                    (4)             (589)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)           1,302             (1,565)                   (51)            1,422
Separate accounts (6)                   786                (65)                    --               344
                                    -------            -------                 ------            ------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits         $(9,206)            $5,833                   $174             $(240)
 Institutional notes                    (41)                39                     --                --
 Equity linked notes                     (8)                (2)                    --                --
                                    -------            -------                 ------            ------
Total other policyholder
 funds and benefits payable
 (1)                                 (9,255)             5,870                    174              (240)
Consumer notes                           (5)                --                     --                --
                                    -------            -------                 ------            ------

                                                                     CHANGES IN UNREALIZED
                                                                    GAINS (LOSSES) INCLUDED
                                                                   IN NET INCOME RELATED TO
                                                   FAIR VALUE        FINANCIAL INSTRUMENTS
                                TRANSFERS IN          AS OF              STILL HELD AT
                                AND/OR (OUT)      DECEMBER 31,           DECEMBER 31,
                               OF LEVEL 3 (4)         2009                   2009
-----------------------------  -------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                 $(20)              $497                   $(29)
 CDO                                  (48)             2,109                   (382)
 CMBS                                  33                269                    (37)
 Corporate                           (401)             5,239                    (45)
 Foreign govt./govt. agencies         (13)                80                     --
 Municipal                             30                218                     --
 RMBS                                 (42)               995                   (220)
                                    -----            -------                -------
 Total fixed maturities, AFS         (461)             9,407                   (713)
Equity securities, AFS                (33)                32                     (1)
 Derivatives (5)
  Variable annuity hedging
   derivatives and macro
   hedge program                       --                526                 (1,170)
  Other freestanding
   derivatives                         (9)              (158)                   129
                                    -----            -------                -------
 Total freestanding
  derivatives                          (9)               368                 (1,041)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)            --              1,108                 (1,565)
Separate accounts (6)                (103)               962                    (38)
                                    -----            -------                -------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits          $ --            $(3,439)                $5,833
 Institutional notes                   --                 (2)                    39
 Equity linked notes                   --                (10)                    (2)
                                    -----            -------                -------
Total other policyholder
 funds and benefits payable
 (1)                                   --             (3,451)                 5,870
Consumer notes                         --                 (5)                    --
                                    -----            -------                -------

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these columns are reported in net realized capital gains (losses) except for $3, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information and re-evaluation of the observability of pricing inputs primarily for certain long-dated corporate bonds and preferred stocks.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

(7) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(8) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2008 TO DECEMBER 31, 2008

                                                                         TOTAL
                                                                  REALIZED/UNREALIZED
                                                                    GAINS (LOSSES)
                                       FAIR VALUE                    INCLUDED IN:                    PURCHASES,
                                          AS OF                    NET                               ISSUANCES,
                                       JANUARY 1,                INCOME                                  AND
                                          2008                (1),(2),(11)          OCI (3)          SETTLEMENTS
------------------------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                         $13,558                   $(659)           $(3,382)              $526
Equity securities, AFS                       563                       1                (27)                 3
Freestanding derivatives (4)
 Variable annuity hedging
  derivatives and macro hedge
  program                                    673                   2,096                 --                  5
 Other freestanding
  derivatives                               (303)                   (316)                16                271
                                         -------                 -------            -------            -------
 Total freestanding
  derivatives                                370                   1,780                 16                276
 Reinsurance recoverable
  (1),(2),(9)                                238                     962                 --                102
 Separate accounts (6)                       701                    (204)                --                (26)
                                         -------                 -------            -------            -------
SUPPLEMENTAL ASSET
 INFORMATION
 Total freestanding
  derivatives used to hedge
  U.S. GMWB including those
  in Levels 1, 2 and 3 (10)                  643                   3,374                 --             (1,353)
                                         -------                 -------            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits               $(1,692)                $(7,019)             $(248)             $(247)
 Institutional notes                         (24)                    (17)                --                 --
 Equity linked notes                         (21)                     13                 --                 --
                                         -------                 -------            -------            -------
 Total other policyholder
  funds and benefits payable
  accounted for at fair value
  (2)                                     (1,737)                 (7,023)              (248)              (247)
 Consumer notes                               (5)                      5                 --                 (5)
                                         -------                 -------            -------            -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)              $(552)                  $(631)              $ --            $(1,377)
                                         -------                 -------            -------            -------

                                                                                 CHANGES IN UNREALIZED
                                                                                GAINS (LOSSES) INCLUDED
                                                                                 IN NET INCOME RELATED
                                 TRANSFERS IN             FAIR VALUE            TO FINANCIAL INSTRUMENTS
                                    AND/OR                   AS OF                   STILL HELD AT
                                   (OUT) OF              DECEMBER 31,                 DECEMBER 31,
                                  LEVEL 3 (4)                2008                       2008 (2)
-----------------------------  -------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                    $(1,301)                 $8,742                       $(515)
Equity securities, AFS                 (481)                     59                          (2)
Freestanding derivatives (4)
 Variable annuity hedging
  derivatives and macro hedge
  program                                --                   2,774                       1,995
 Other freestanding
  derivatives                            98                    (234)                       (225)
                                    -------                 -------                     -------
 Total freestanding
  derivatives                            98                   2,540                       1,770
 Reinsurance recoverable
  (1),(2),(9)                            --                   1,302                         962
 Separate accounts (6)                  315                     786                         (73)
                                    -------                 -------                     -------
SUPPLEMENTAL ASSET
 INFORMATION
 Total freestanding
  derivatives used to hedge
  U.S. GMWB including those
  in Levels 1, 2 and 3 (10)              --                   2,664                       3,374
                                    -------                 -------                     -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits             $ --                 $(9,206)                    $(7,019)
 Institutional notes                     --                     (41)                        (17)
 Equity linked notes                     --                      (8)                         13
                                    -------                 -------                     -------
 Total other policyholder
  funds and benefits payable
  accounted for at fair value
  (2)                                    --                  (9,255)                     (7,023)
 Consumer notes                          --                      (5)                          5
                                    -------                 -------                     -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)          $ --                 $(2,560)                      $(631)
                                    -------                 -------                     -------

(1) The January 1, 2008 fair value of $238 includes the pre fair value amount of $128 and transitional adjustment of $110.

(2) The Company classifies all the gains and losses on GMWB reinsurance derivatives and GMWB embedded derivatives and reinsured GMWB, GMIB and GMAB free standing derivatives as unrealized gains/losses for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains/ losses for these derivatives and embedded derivatives.

(3) All amounts in these columns are reported in net realized capital gains/losses, except for $6 for the twelve months ending December 31, 2009, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(4) The freestanding derivatives, excluding reinsurance derivatives instruments, are reported in this table on a net basis for asset/(liability) positions and reported on the Consolidated Balance Sheet in other investments and other liabilities.

(5)  All amounts are before income taxes and amortization of DAC.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(7) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information for individual securities within respective categories.

(8) The net loss on U.S. GMWB since January 1, 2008 was primarily related to liability model assumption updates for mortality in the first quarter and market-based hedge ineffectiveness in the third and fourth quarters due to extremely volatile capital markets, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative.

(10) The "Purchases, issuances, and settlements' primarily relates to the receipt of cash on futures and option contracts classified as Level 1 and interest rate, currency and credit default swaps classified as Level 2.

(11) Includes both market and non-market impacts in deriving rlealized and unrealized gains (losses)

FAIR VALUE OPTION

The Company elected the fair value option for its investments containing an embedded credit derivative which were not bifurcated as a result of adoption of new accounting guidance effective July 1, 2010. The underlying credit risk of these securities is primarily corporate bonds and commercial real estate. The Company elected the fair value option given the complexity of bifurcating the economic components associated with the embedded credit derivative. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

The Company previously elected the fair value option for one of its consolidated VIEs in order to apply a consistent accounting model for the VIE's assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that references third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there has been no adjustment to the market value of the notes for the Company's own credit risk. Electing the fair value option for the VIE resulted in lowering other liabilities with an offsetting impact to the cumulative effect adjustment to Retained Earnings of $232, representing the difference between the fair value and outstanding principal of the notes as of January 1, 2010.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                          FOR THE YEAR ENDED
                                                           DECEMBER 31, 2010
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                                              $(5)
  Corporate                                                         (7)
  CRE CDOs                                                          79
OTHER LIABILITIES
 Credit-linked notes                                               (26)
                                                                 -----
                TOTAL REALIZED CAPITAL GAINS (LOSSES)              $41
                                                                 -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                                                 AS OF
                                                           DECEMBER 31, 2010
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                                              $64
  CRE CDOs                                                         260
  Corporate                                                        251
  Foreign government                                                64
                                                                 -----
 Total fixed maturities, FVO                                      $639
                                                                 -----
OTHER LIABILITIES
 Credit-linked notes (1)                                           $37
                                                                 -----

(1) As of December 31, 2010, the outstanding principal balance of the notes was $243. Also not included in the table above was $250 of derivative instruments in the Company's Consolidated Balance Sheets.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2010 and 2009 were as follows:

                                                                  DECEMBER 31, 2010                    DECEMBER 31, 2009
                                                              CARRYING               FAIR          CARRYING               FAIR
                                                               AMOUNT                VALUE          AMOUNT                VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                                    $2,128               $2,164          $2,120               $2,252
 Mortgage loans                                                   3,244                3,272           4,304                3,645
                                                              ---------            ---------       ---------            ---------
LIABILITIES
 Other policyholder funds and benefits payable (1)              $10,824              $11,050         $11,919              $12,101
 Consumer notes (2)                                                 377                  392           1,131                1,194
                                                              ---------            ---------       ---------            ---------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities since December 31, 2009.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

SIGNIFICANT INVESTMENT ACCOUNTING POLICIES

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2010, 2009 and 2008 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems debt securities and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security. If the Company's best estimate of expected future cash flows increases, the security's yield is prospectively adjusted higher. Conversely, if the Company's best estimate of expected future cash flows worsens, the securities are reviewed for potential additional impairments.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/ or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on contractually obligated payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, loan-to-value ("LTV") ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. For commercial loans, a valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectable and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is not probable that the Company will receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses in accordance with the Company's impairment policy previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses, as well as one-time items.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships and other alternative investments, the equity method of accounting is used to recognize the Company's share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2010, 2009 and 2008.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

SIGNIFICANT DERIVATIVE INSTRUMENTS ACCOUNTING POLICIES

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral held, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single level entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

NET INVESTMENT INCOME (LOSS)

                                                      2010
                                                  (BEFORE-TAX)
                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                                      2009           2008
--------------------------------------------------------------------------------
Fixed maturities                       $1,977         $2,094         $2,458
Equity securities, AFS                     14             43             65
Mortgage loans                            199            232            251
Policy loans                              129            136            136
Limited partnerships and other            121           (171)          (224)
 alternative investments
Other investments                         253            242            (33)
Investment expenses                       (72)           (71)           (65)
                                     --------       --------       --------
     TOTAL SECURITIES AFS AND OTHER     2,621          2,505          2,588
Equity securities, trading                238            343           (246)
                                     --------       --------       --------
        TOTAL NET INVESTMENT INCOME    $2,859         $2,848         $2,342
                                     --------       --------       --------

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2010, 2009 and 2008, was $160, $276 and $(250), respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL LOSSES

                                                      2010
                                                  (BEFORE-TAX)
                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                                     2009           2008
--------------------------------------------------------------------------------
Gross gains on sales                    $486           $364            $383
Gross losses on sales                   (336)          (828)           (398)
Net OTTI losses recognized in           (336)        (1,192)         (1,888)
 earnings
Valuation allowances on mortgage        (108)          (292)            (13)
 loans
Japanese fixed annuity contract           27             47              64
 hedges, net (1)
Periodic net coupon settlements on        (3)           (33)            (34)
 credit derivatives/Japan
Fair value measurement transition         --             --            (798)
 impact
Results of variable annuity hedge
 program
 GMWB derivatives, net                   113          1,505            (687)
 Macro hedge program                    (584)          (895)             74
                                     -------       --------       ---------
Total results of variable annuity       (471)           610            (613)
 hedge program
GMIB/GMAB/GMWB reinsurance assumed      (769)         1,106          (1,986)
Coinsurance and modified                 284           (577)             --
 coinsurance ceded reinsurance
 contracts
Other, net (2)                           282            (81)           (480)
                                     -------       --------       ---------
        NET REALIZED CAPITAL LOSSES    $(944)         $(876)        $(5,763)
                                     -------       --------       ---------

(1) Relates to derivative hedging instruments, excluding periodic net coupon settlements, and is net of the Japanese fixed annuity product liability adjustment for changes in the dollar/yen exchange spot rate.

(2) Primarily consists of losses on Japan 3Win related foreign currency swaps, changes in fair value on non-qualifying derivatives and fixed maturities, FVO, and other investment gains and losses.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2010            2009           2008
--------------------------------------------------------------------------------
Fixed maturities, AFS
 Sale proceeds                        $27,739         $27,809        $9,366
 Gross gains                              413             495           291
 Gross losses                            (299)           (830)         (472)
Equity securities, AFS
 Sale proceeds                           $171            $162          $126
 Gross gains                               12               2            11
 Gross losses                              (4)            (27)          (21)
                                    ---------       ---------       -------

Sales of AFS securities were the result of the Company's repositioning of its investment portfolio throughout 2010.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2010 and 2009.

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                          2010                      2009
--------------------------------------------------------------------------------
Balance as of beginning of period         $(1,632)                     $ --
Credit impairments remaining in                --                      (941)
 retained earnings related to
 adoption of new accounting
 guidance in April 2009
Additions for credit impairments
 recognized on (1):
 Securities not previously                   (181)                     (690)
  impaired
 Securities previously impaired              (122)                     (201)
Reductions for credit impairments
 previously recognized on:
 Securities that matured or were              314                       196
  sold during the period
 Securities that the Company                   --                         1
  intends to sell or more likely
  than not will be required to
  sell before recovery
 Securities due to an increase in              23                         3
  expected cash flows
                                        ---------                 ---------
      BALANCE AS OF END OF PERIOD         $(1,598)                  $(1,632)
                                        ---------                 ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                        DECEMBER 31, 2010
                                    COST OR                 GROSS                   GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED            FAIR             CREDIT
                                     COST                   GAINS                  LOSSES              VALUE           OTTI (1)
-----------------------------------------------------------------------------------------------------------------------------------
ABS                                  $2,395                    $29                   $(356)            $2,068              $(1)
CDOs                                  2,278                     --                    (379)             1,899              (59)
CMBS                                  5,283                    146                    (401)             5,028              (15)
Corporate (2)                        25,934                  1,545                    (538)            26,915                6
Foreign govt./govt. agencies            963                     48                      (9)             1,002               --
Municipal                             1,149                      7                    (124)             1,032               --
RMBS                                  4,450                     79                    (411)             4,118             (113)
U.S. Treasuries                       2,871                     11                    (110)             2,772               --
                                    -------                 ------                 -------            -------            -----
  TOTAL FIXED MATURITIES, AFS        45,323                  1,865                  (2,328)            44,834             (182)
Equity securities, AFS                  320                     61                     (41)               340               --
                                    -------                 ------                 -------            -------            -----
         TOTAL AFS SECURITIES       $45,643                 $1,926                 $(2,369)           $45,174            $(182)
                                    -------                 ------                 -------            -------            -----

                                                                        DECEMBER 31, 2009
                                    COST OR                 GROSS                   GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED            FAIR             CREDIT
                                     COST                   GAINS                  LOSSES              VALUE           OTTI (1)
-----------------------------  ----------------------------------------------------------------------------------------------------
ABS                                  $2,344                    $31                   $(472)            $1,903             $(26)
CDOs                                  3,158                     19                  (1,012)             2,165             (123)
CMBS                                  6,844                     76                  (1,555)             5,365               (8)
Corporate (2)                        23,621                    985                    (939)            23,667              (11)
Foreign govt./govt. agencies            824                     35                     (13)               846               --
Municipal                               971                      3                    (194)               780               --
RMBS                                  3,965                     68                    (697)             3,336             (166)
U.S. Treasuries                       2,557                      5                    (221)             2,341               --
                                    -------                 ------                 -------            -------            -----
  TOTAL FIXED MATURITIES, AFS        44,284                  1,222                  (5,103)            40,403             (334)
Equity securities, AFS                  447                     38                     (66)               419               --
                                    -------                 ------                 -------            -------            -----
         TOTAL AFS SECURITIES       $44,731                 $1,260                 $(5,169)           $40,822            $(334)
                                    -------                 ------                 -------            -------            -----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2010 and 2009.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                                DECEMBER 31, 2010
                                    AMORTIZED COST               FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                          $1,042                     $1,063
Over one year through five
 years                                    10,674                     11,102
Over five years through ten
 years                                     7,674                      8,014
Over ten years                            11,527                     11,542
                                       ---------                  ---------
 Subtotal                                 30,917                     31,721
Mortgage-backed and
 asset-backed securities                  14,406                     13,113
                                       ---------                  ---------
                          TOTAL          $45,323                    $44,834
                                       ---------                  ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2010, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Berkshire Hathaway Inc. and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets. As of December 31, 2009, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Bank of America Corporation and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2010 were commercial real estate, U.S. Treasuries and financial services which comprised approximately 15%, 10% and 9%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2009 were commercial real estate, basic industry and financial services, which comprised approximately 18%, 13% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                  DECEMBER 31, 2010
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
ABS                                   $237              $226             $(11)
CDOs                                   316               288              (28)
CMBS                                   374               355              (19)
Corporate (1)                        3,726             3,591             (130)
Foreign govt./govt. agencies           250               246               (4)
Municipal                              415               399              (16)
RMBS                                 1,187             1,155              (32)
U.S. Treasuries                      1,142             1,073              (69)
                                    ------            ------            -----
       TOTAL FIXED MATURITIES        7,647             7,333             (309)
Equity securities                       18                17               (1)
                                    ------            ------            -----
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $7,665            $7,350            $(310)
                                    ------            ------            -----

                                                   DECEMBER 31, 2010
                                                 12 MONTHS OR MORE
                                   AMORTIZED            FAIR           UNREALIZED
                                     COST              VALUE             LOSSES
-----------------------------  ----------------------------------------------------------
ABS                                  $1,226              $881             $(345)
CDOs                                  1,934             1,583              (351)
CMBS                                  2,532             2,150              (382)
Corporate (1)                         2,777             2,348              (408)
Foreign govt./govt. agencies             40                35                (5)
Municipal                               575               467              (108)
RMBS                                  1,379             1,000              (379)
U.S. Treasuries                         158               117               (41)
                                    -------            ------            ------
       TOTAL FIXED MATURITIES        10,621             8,581            (2,019)
Equity securities                       148               108               (40)
                                    -------            ------            ------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $10,769            $8,689            $(2,059)
                                    -------            ------            ------

                                                 DECEMBER 31, 2010
                                                       TOTAL
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  ------------------------------------------------------
ABS                                  $1,463             $1,107             $(356)
CDOs                                  2,250              1,871              (379)
CMBS                                  2,906              2,505              (401)
Corporate (1)                         6,503              5,939              (538)
Foreign govt./govt. agencies            290                281                (9)
Municipal                               990                866              (124)
RMBS                                  2,566              2,155              (411)
U.S. Treasuries                       1,300              1,190              (110)
                                    -------            -------            ------
       TOTAL FIXED MATURITIES        18,268             15,914            (2,328)
Equity securities                       166                125               (41)
                                    -------            -------            ------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $18,434            $16,039            $(2,369)
                                    -------            -------            ------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

                                                  DECEMBER 31, 2009
                                               LESS THAN 12 MONTHS
                                   COST OR
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
ABS                                   $278              $230             $(48)
CDOs                                   990               845             (145)
CMBS                                 1,207             1,016             (191)
Corporate                            3,434             3,207             (227)
Foreign govt./govt. agencies           316               307               (9)
Municipal                              119               113               (6)
RMBS                                   664               600              (64)
U.S. Treasuries                      1,573             1,534              (39)
                                    ------            ------            -----
  TOTAL FIXED MATURITIES, AFS        8,581             7,852             (729)
Equity securities. AFS                  65                49              (16)
                                    ------            ------            -----
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS       $8,646            $7,901            $(745)
                                    ------            ------            -----

                                                  DECEMBER 31, 2009
                                                  12 MONTHS OR MORE
                                    COST OR
                                   AMORTIZED            FAIR             UNREALIZED
                                     COST               VALUE              LOSSES
-----------------------------  --------------------------------------------------------
ABS                                  $1,364               $940              $(424)
CDOs                                  2,158              1,291               (867)
CMBS                                  4,001              2,637             (1,364)
Corporate                             4,403              3,691               (712)
Foreign govt./govt. agencies             30                 26                 (4)
Municipal                               791                603               (188)
RMBS                                  1,688              1,055               (633)
U.S. Treasuries                         628                446               (182)
                                    -------            -------            -------
  TOTAL FIXED MATURITIES, AFS        15,063             10,689             (4,374)
Equity securities. AFS                  246                196                (50)
                                    -------            -------            -------
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS       $15,309            $10,885            $(4,424)
                                    -------            -------            -------

                                                     DECEMBER 31, 2009
                                                             TOTAL
                                         COST OR
                                        AMORTIZED            FAIR             UNREALIZED
                                          COST               VALUE              LOSSES
-----------------------------  -------------------------------------------------------------
ABS                                       $1,642             $1,170              $(472)
CDOs                                       3,148              2,136             (1,012)
CMBS                                       5,208              3,653             (1,555)
Corporate                                  7,837              6,898               (939)
Foreign govt./govt. agencies                 346                333                (13)
Municipal                                    910                716               (194)
RMBS                                       2,352              1,655               (697)
U.S. Treasuries                            2,201              1,980               (221)
                                         -------            -------            -------
  TOTAL FIXED MATURITIES, AFS             23,644             18,541             (5,103)
Equity securities. AFS                       311                245                (66)
                                         -------            -------            -------
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS            $23,955            $18,786            $(5,169)
                                         -------            -------            -------

As of December 31, 2010, AFS securities in an unrealized loss position, comprised of 1,585 securities, primarily related to CMBS, CDOs and corporate securities primarily within the financial services sector which have experienced significant price deterioration. As of December 31, 2010, 72% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2010 was primarily attributable to a decline in interest rates and, to a lesser extent, credit spread tightening.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                      DECEMBER 31, 2010
                                   AMORTIZED              VALUATION              CARRYING
                                    COST (1)              ALLOWANCE               VALUE
----------------------------------------------------------------------------------------------
Commercial                              3,306                  (62)                  3,244
                                   ----------              -------              ----------
         TOTAL MORTGAGE LOANS          $3,306                 $(62)                 $3,244
                                   ----------              -------              ----------

                                                       DECEMBER 31, 2009
                                   AMORTIZED               VALUATION               CARRYING
                                    COST (1)               ALLOWANCE                VALUE
-----------------------------  -----------------------------------------------------------------
Commercial                             $4,564                  $(260)                 $4,304
                                   ----------              ---------              ----------
         TOTAL MORTGAGE LOANS          $4,564                  $(260)                 $4,304
                                   ----------              ---------              ----------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

As of December 31, 2010, the carrying value of mortgage loans associated with the valuation allowance was $613. Included in the table above, are mortgage loans held-for-sale with a carrying value and valuation allowance of $64 and $4, respectively, as of December 31, 2010, and $161 and $79, respectively, as of December 31, 2009. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets as of December 31, 2010.

The following table presents the activity within the Company's valuation allowance for mortgage loans.

                                         FOR THE YEARS ENDED DECEMBER 31,
                                     2010           2009              2008
--------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1              $ (260)         $ (13)            $ --
Additions                              (108)          (292)             (13)
Deductions                              306             45               --
                                   --------       --------            -----
BALANCE AS OF DECEMBER 31              $(62)         $(260)            $(13)
                                   --------       --------            -----

For the year ended December 31, 2010, deductions of $306 had a carrying value at time of sale of $575 primarily related to sales of B-Note participants and mezzanine loans. Additions of $108 primarily related to anticipated, and since executed, B-Note participant and mezzanine loan sales, as well as additions for expected credit losses due to borrower financial difficulty and/or collateral value deterioration.

The current weighted average LTV ratio of the Company's commercial mortgage loan portfolio was approximately 75% as of December 31, 2010. At origination, the weighted-average LTV ratio was approximately 63% as of December 31, 2010. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The current weighted average DSCR of the Company's commercial mortgage loan portfolio was approximately 2.07x as of December 31, 2010. The Company did not hold any commercial mortgage loans greater than 60 days past due.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY
                               DECEMBER 31, 2010

                                                            AVG. DEBT-SERVICE
                                       CARRYING VALUE         COVERAGE RATIO
--------------------------------------------------------------------------------
LOAN-TO-VALUE
Greater than 80%                              $961                 1.67x
65% -- 80%                                   1,366                 2.11x
Less than 65%                                  917                 2.44x
                                          --------                ------
   TOTAL COMMERCIAL MORTGAGE LOANS          $3,244                 2.07X
                                          --------                ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                                       DECEMBER 31, 2010                           DECEMBER 31, 2009
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
East North Central                                   $51                     1.6%                $76                     1.8%
Middle Atlantic                                      344                    10.6%                592                    13.8%
Mountain                                              49                     1.5%                 51                     1.2%
New England                                          188                     5.8%                368                     8.6%
Pacific                                              898                    27.7%              1,102                    25.5%
South Atlantic                                       679                    20.9%                615                    14.3%
West North Central                                    19                     0.6%                 22                     0.5%
West South Central                                   117                     3.6%                172                     4.0%
Other (1)                                            899                    27.7%              1,306                    30.3%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $3,244                   100.0%             $4,304                   100.0%
                                                --------                 -------            --------                 -------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                       DECEMBER 31, 2010                           DECEMBER 31, 2009
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                                       $177                     5.5%               $366                     8.5%
 Industrial                                          833                    25.7%                784                    18.2%
 Lodging                                             123                     3.8%                329                     7.6%
 Multifamily                                         479                    14.8%                582                    13.5%
 Office                                              796                    24.5%              1,387                    32.3%
 Retail                                              556                    17.1%                602                    14.0%
 Other                                               280                     8.6%                254                     5.9%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $3,244                   100.0%             $4,304                   100.0%
                                                --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its investment management services and original investment. As a result of accounting guidance adopted on January 1, 2010, certain CDO VIEs were consolidated in 2010 and are included in the following table, while in prior periods they were reported in the Non-Consolidated VIEs table further below. For further information on the adoption, see Note 1.

                                                DECEMBER 31, 2010
                                                                            MAXIMUM
                               TOTAL                  TOTAL                 EXPOSURE
                               ASSETS            LIABILITIES (1)          TO LOSS (2)
----------------------------------------------------------------------------------------
CDOs (3)                          $729                   $416                   $265
Limited partnerships                14                      6                      8
Other investments (3)               --                     --                     --
                              --------               --------               --------
                   TOTAL          $743                   $422                   $273
                              --------               --------               --------

                                                DECEMBER 31, 2009
                                                                            MAXIMUM
                               TOTAL                  TOTAL                 EXPOSURE
                               ASSETS            LIABILITIES (1)          TO LOSS (2)
------------------------  --------------------------------------------------------------
CDOs (3)                          $226                    $47                   $181
Limited partnerships                31                     13                     18
Other investments (3)               75                     40                     32
                              --------               --------               --------
                   TOTAL          $332                   $100                   $231
                              --------               --------               --------

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS, and fixed maturities, FVO, in the Company's Consolidated Balance Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Limited partnerships represent a hedge fund for which the Company holds a majority interest in the fund as an investment. Other investments represent an investment trust for which the Company has a controlling financial interest as it provides investment management services, earns a fee for those services and also holds investments in the securities issued by the trusts. During 2010, the Company liquidated this investment trust.

NON-CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to significant VIEs for which the Company is not the primary beneficiary. The Company has no implied or unfunded commitments to these VIEs.

                                 DECEMBER 31, 2010                                           DECEMBER 31, 2009
                                                           MAXIMUM                                                      MAXIMUM
                                                           EXPOSURE                                                     EXPOSURE
                  ASSETS            LIABILITIES            TO LOSS           ASSETS             LIABILITIES             TO LOSS
------------------------------------------------------------------------------------------------------------------------------------
CDOs (1)           $ --                 $ --                 $ --              $239                 $ --                   $248
                   ----                 ----                 ----            ------                 ----                 ------
       TOTAL       $ --                 $ --                 $ --              $239                 $ --                   $248
                   ----                 ----                 ----            ------                 ----                 ------

(1) Maximum exposure to loss represents the Company's investment in securities issued by CDOs at cost.

In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Condensed Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

EQUITY METHOD INVESTMENTS

The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"). These investments are accounted for under the equity method and the Company's maximum exposure to loss as of December 31, 2010 is limited to the total carrying value of $838. In addition, the Company has outstanding commitments totaling approximately $354, to fund limited partnership and other alternative investments as of December 31, 2010. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2010, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $81.6 billion and $68.7 billion as of December 31, 2010 and 2009, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $15.6 billion and $15.6 billion as of December 31, 2010 and 2009, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $927, $(437) and $(155) for the periods ended December 31, 2010, 2009 and 2008, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $9.7 billion, $(6.9) billion and $(17.2) billion for the periods ended December 31, 2010, 2009 and 2008, respectively. As of, and for the period ended, December 31, 2010, the aggregated summarized financial data reflects the latest available financial information.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would otherwise be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

CASH FLOW HEDGES

INTEREST RATE SWAPS

Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities.

The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the purchase of fixed-rate securities. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to minimize cash flow fluctuations due to changes in currency rates.

FORWARD RATE AGREEMENTS

Forward rate agreements may be used to convert interest receipts on floating-rate securities to fixed rates. These derivatives are used to lock in the forward interest rate curve and reduce income volatility that results from changes in interest rates. As of December 31, 2010, the Company does not have any forward rate agreements.

FAIR VALUE HEDGES

INTEREST RATE SWAPS

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

INTEREST RATE SWAPS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2010 and 2009, the notional amount of interest rate swaps in offsetting relationships was $4.7 billion and $4.5 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

Prior to the second quarter of 2009, The Company offered certain variable annuity products with a GMIB rider through an affiliate, HLIKK, in Japan. The GMIB rider is reinsured to a wholly-owned U.S. subsidiary, which invests in U.S. dollar denominated assets to support the liability. The U.S. subsidiary entered into pay U.S. dollar, receive yen forward contracts to hedge the currency and interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

Prior to the second quarter of 2009, The Company offered a yen denominated fixed annuity product through HLIKK and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

JAPANESE VARIABLE ANNUITY HEDGING INSTRUMENTS

The Company enters into foreign currency forward and option contracts to hedge the foreign currency risk associated with certain Japanese variable annuity liabilities reinsured from HLIKK. Foreign currency risk may arise for some segments of the business where assets backing the liabilities are denominated in U.S. dollars while the liabilities are denominated in yen. Foreign currency risk may also arise when certain variable annuity policyholder accounts are invested in various currencies while the related GMDB and GMIB guarantees are effectively yen-denominated.

CREDIT DERIVATIVES THAT PURCHASE CREDIT PROTECTION

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. These contracts require the Company to pay a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract.

CREDIT DERIVATIVES THAT ASSUME CREDIT RISK

Credit default swaps are used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts entitle the Company to receive a periodic fee in exchange for an obligation to compensate the derivative counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk due to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities.

CREDIT DERIVATIVES IN OFFSETTING POSITIONS

The Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company offers certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives.

GMWB PRODUCT DERIVATIVES

The Company offers certain variable annuity products with a GMWB rider in the U.S. and formerly in the U.K. and Japan. The GMWB is a bifurcated embedded derivative that provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The notional value of the embedded derivative is the GRB.

GMWB REINSURANCE CONTRACTS

The Company has entered into reinsurance arrangements to offset a portion of its risk exposure to the GMWB for the remaining lives of covered variable annuity contracts. Reinsurance contracts covering GMWB are accounted for as free-standing derivatives. The notional amount of the reinsurance contracts is the GRB amount.

GMWB HEDGING INSTRUMENTS

The Company enters into derivative contracts to partially hedge exposure associated with a portion of the GMWB liabilities that are not reinsured. These derivative contracts include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index.

The following table represents notional and fair value for GMWB hedging instruments.

                                                      NOTIONAL AMOUNT                                 FAIR VALUE
                                          DECEMBER 31,              DECEMBER 31,         DECEMBER 31,             DECEMBER 31,
                                              2010                      2009                 2010                     2009
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                              $10,113                   $10,838               $209                     $234
Equity swaps, options, and futures              4,943                     2,994                391                        9
Interest rate swaps and futures                 2,800                     1,735               (133)                    (191)
                                            ---------                 ---------             ------                   ------
                                TOTAL         $17,856                   $15,567               $467                      $52
                                            ---------                 ---------             ------                   ------

MACRO HEDGE PROGRAM

The Company utilizes equity options, equity futures contracts, currency forwards, and currency options to partially hedge against a decline in the equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from guaranteed minimum death benefit ("GMDB"), GMIB and GMWB obligations.

The following table represents notional and fair value for the macro hedge program.

                                                  NOTIONAL AMOUNT                                   FAIR VALUE
                                      DECEMBER 31,              DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                          2010                      2009                  2010                       2009
---------------------------------------------------------------------------------------------------------------------------------
Equity options and futures                $14,500                   $25,373                $205                       $296
Currency forward contracts                  3,232                        --                  93                         --
Cross-currency equity options               1,000                        --                   3                         --
Long currency options                       3,075                     1,000                  67                         22
Short currency options                      2,221                     1,075                  (5)                        --
                                        ---------                 ---------              ------                     ------
                            TOTAL         $24,028                   $27,448                $363                       $318
                                        ---------                 ---------              ------                     ------

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 "Transactions with Affiliates".

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2009, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 16 "Transactions with Affiliates".

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.

                                                                     NET DERIVATIVES
                                             NOTIONAL AMOUNT                           FAIR VALUE
                                        DEC. 31,        DEC. 31,            DEC. 31,                DEC. 31,
                                          2010            2009                2010                    2009
-----------------------------------------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                       $7,652          $8,729               $144                     $53
 Forward rate agreements                       --           3,000                 --                      --
 Foreign currency swaps                       255             301                 --                      (4)
                                        ---------       ---------            -------                 -------
                TOTAL CASH FLOW HEDGES      7,907          12,030                144                      49
                                        ---------       ---------            -------                 -------
FAIR VALUE HEDGES
 Interest rate swaps                        1,079           1,744                (47)                    (21)
 Foreign currency swaps                       677             696                (12)                     (9)
                                        ---------       ---------            -------                 -------
               TOTAL FAIR VALUE HEDGES      1,756           2,440                (59)                    (30)
                                        ---------       ---------            -------                 -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and futures                               5,490           5,511               (255)                    (79)
 FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards          196             227                (14)                    (11)
 Japan 3Win foreign currency swaps          2,285           2,514                177                     (19)
 Japanese fixed annuity hedging
  instruments                               2,119           2,271                608                     316
 Japanese variable annuity hedging
  instruments                               1,720             257                 73                      (8)
 CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                         1,730           1,887                 (5)                    (34)
 Credit derivatives that assume credit
  risk (1)                                  2,035             902               (376)                   (176)
 Credit derivatives in offsetting
  positions                                 5,175           3,591                (57)                    (52)
 EQUITY CONTRACTS
 Equity index swaps and options               188             221                (10)                    (16)
 VARIABLE ANNUITY HEDGE PROGRAM
 GMWB product derivatives (2)              42,278          46,906             (1,625)                 (1,991)
 GMWB reinsurance contracts                 8,767          10,301                280                     347
 GMWB hedging instruments                  17,856          15,567                467                      52
 Macro hedge program                       24,028          27,448                363                     318
 OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                                21,423          19,618             (2,633)                 (1,448)
 Coinsurance and modified coinsurance
  reinsurance contracts                    51,934          49,545              1,722                     761
                                        ---------       ---------            -------                 -------
       TOTAL NON-QUALIFYING STRATEGIES    187,224         186,766             (1,285)                 (2,040)
                                        ---------       ---------            -------                 -------
    TOTAL CASH FLOW HEDGES, FAIR VALUE
 HEDGES, AND NON-QUALIFYING STRATEGIES   $196,887        $201,236            $(1,200)                $(2,021)
                                        ---------       ---------            -------                 -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-sale        $441            $170               $(26)                    $(8)
 Other investments                         51,633          18,049              1,453                     220
 Other liabilities                         20,318          56,524               (357)                    113
 Consumer notes                                39              64                 (5)                     (5)
 Reinsurance recoverables                  58,834          58,380              2,002                   1,108
 Other policyholder funds and benefits
  payable                                  65,622          68,049             (4,267)                 (3,449)
                                        ---------       ---------            -------                 -------
                     TOTAL DERIVATIVES   $196,887        $201,236            $(1,200)                $(2,021)
                                        ---------       ---------            -------                 -------

                                                   ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                                                      FAIR VALUE                                FAIR VALUE
                                            DEC. 31,               DEC. 31,          DEC. 31,                DEC. 31,
                                              2010                   2009              2010                    2009
--------------------------------------  ----------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                           $182                   $201               $(38)                  $(148)
 Forward rate agreements                         18                     --                (18)                     --
 Foreign currency swaps                          --                     21                 --                     (25)
                                             ------                 ------            -------                 -------
                TOTAL CASH FLOW HEDGES          200                    222                (56)                   (173)
                                             ------                 ------            -------                 -------
FAIR VALUE HEDGES
 Interest rate swaps                              4                     16                (51)                    (37)
 Foreign currency swaps                          71                     53                (83)                    (62)
                                             ------                 ------            -------                 -------
               TOTAL FAIR VALUE HEDGES           75                     69               (134)                    (99)
                                             ------                 ------            -------                 -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and futures                                   121                    157               (376)                   (236)
 FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards             --                     --                (14)                    (11)
 Japan 3Win foreign currency swaps              177                     35                 --                     (54)
 Japanese fixed annuity hedging
  instruments                                   608                    319                 --                      (3)
 Japanese variable annuity hedging
  instruments                                    74                     --                 (1)                     (8)
 CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                              18                     36                (23)                    (70)
 Credit derivatives that assume credit
  risk (1)                                        7                      2               (383)                   (178)
 Credit derivatives in offsetting
  positions                                      60                    114               (117)                   (166)
 EQUITY CONTRACTS
 Equity index swaps and options                   5                      3                (15)                    (19)
 VARIABLE ANNUITY HEDGE PROGRAM
 GMWB product derivatives (2)                    --                     --             (1,625)                 (1,991)
 GMWB reinsurance contracts                     280                    347                 --                      --
 GMWB hedging instruments                       647                    264               (180)                   (212)
 Macro hedge program                            372                    558                 (9)                   (240)
 OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                                      --                     --             (2,633)                 (1,448)
 Coinsurance and modified coinsurance
  reinsurance contracts                       2,342                  1,226               (620)                   (465)
                                             ------                 ------            -------                 -------
       TOTAL NON-QUALIFYING STRATEGIES        4,711                  3,061             (5,996)                 (5,101)
                                             ------                 ------            -------                 -------
    TOTAL CASH FLOW HEDGES, FAIR VALUE
 HEDGES, AND NON-QUALIFYING STRATEGIES       $4,986                 $3,352            $(6,186)                $(5,373)
                                             ------                 ------            -------                 -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-sale          $ --                   $ --               $(26)                    $(8)
 Other investments                            2,021                    270               (568)                    (50)
 Other liabilities                              343                  1,509               (700)                 (1,396)
 Consumer notes                                  --                     --                 (5)                     (5)
 Reinsurance recoverables                     2,622                  1,573               (620)                   (465)
 Other policyholder funds and benefits
  payable                                        --                     --             (4,267)                 (3,449)
                                             ------                 ------            -------                 -------
                     TOTAL DERIVATIVES       $4,986                 $3,352            $(6,186)                $(5,373)
                                             ------                 ------            -------                 -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2009, was primarily due to the following:

- The GMWB product derivative notional declined $4.6 billion primarily as a result of policyholder lapses and withdrawals partially offset by an increase in the equity market. This decrease was partially offset by an increase in notional of the coinsurance and modified coinsurance reinsurance contracts.

- The notional amount related to the macro hedge program declined $3.4 billion primarily due to the expiration of certain equity index options during the first quarter.

- The Company terminated $3 billion notional of forward rate agreements as a result of the sale of the hedged variable rate securities. The $3 billion notional was comprised of a series of one month forward contracts that were hedging the variability of cash flows related to coupon payments on $250 of variable rate securities for consecutive monthly periods during 2010.

- The GMAB, GMWB, and GMIB reinsurance contract notional increased $1.8 billion due to the appreciation of the Japanese yen in comparison to the U.S. dollar.

- The notional amount related to interest rate swaps that qualify for cash flow hedge accounting, which are used to convert interest receipts on floating-rate fixed maturity securities to fixed rates, declined $1.2 billion due to swap maturities.

- The notional amount related to credit derivatives in offsetting positions increased by $1.6 billion primarily due to purchases and terminations during the year of credit derivatives that were purchasing credit protection.

- The notional amount related to credit derivatives that assume credit risk increased by $1.1 billion as a result of the Company adding $509 notional which reference to a standard market basket of corporate issuers to manage credit spread duration, $274 notional related to the bifurcation of certain embedded credit derivatives as a result of new accounting guidance, and $342 related to the consolidation of a VIE as a result of new accounting guidance. For further discussion of the new accounting guidance on embedded credit derivatives and VIEs adopted during 2010, see Adoption of New Accounting Standards in Note 1.

CHANGE IN FAIR VALUE

The change in the total fair value of derivative instruments since December 31, 2009, was primarily related to the following:

- The increase in the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of purchases of equity options, liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

- The increase in fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps is primarily due to the U.S. dollar weakening in comparison to the Japanese yen, partially offset by a decrease in fair value of the Japan 3 Win foreign currency swaps due to a decrease in long-term U.S. interest rates.

- Under an internal reinsurance agreement with an affiliate, the increase in fair value associated with the GMAB, GMWB, and GMIB reinsurance along with a portion of the GMWB related derivatives are ceded to the affiliated reinsurer and result in an offsetting decrease in fair value of the coinsurance and modified coinsurance reinsurance contracts.

- The fair value related to credit derivatives that assume credit risk primarily decreased as a result of the Company adopting new accounting guidance related to the consolidation of VIEs; see Adoption of New Accounting Standards in Note 1. As a result of this new guidance, the Company has consolidated a Company sponsored CDO that included credit default swaps with a notional amount of $342 and a fair value of $(250) as of December 31, 2010. These swaps reference a basket of corporate issuers.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                         NET REALIZED CAPITAL GAINS (LOSSES)
                                      GAIN (LOSS) RECOGNIZED IN OCI                              RECOGNIZED IN INCOME
                                    ON DERIVATIVE (EFFECTIVE PORTION)                    ON DERIVATIVE (INEFFECTIVE PORTION)
                         2010                     2009                 2008       2010                  2009               2008
------------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps            $232                $(357)               $648            $2                $1                $7
Foreign currency swaps            3                 (177)                193            (1)               75                 1
                             ------              -------              ------          ----              ----                --
                  TOTAL        $235                $(534)               $841            $1               $76                $8
                             ------              -------              ------          ----              ----                --

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                       GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                         INTO INCOME (EFFECTIVE PORTION)
                                                                                     2010             2009             2008
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                         Net realized capital gains (losses)        $5              $ --              $34
Interest rate swaps                                Net investment income (loss)        56                28              (20)
Foreign currency swaps                      Net realized capital gains (losses)        (7)             (115)             (60)
Foreign currency swaps                             Net investment income (loss)        --                 2                1
                                                                                     ----            ------            -----
                                                                         TOTAL        $54              $(85)            $(45)
                                                                                     ----            ------            -----

As of December 31, 2010, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $76. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for forecasted transactions, excluding interest payments on existing variable-rate financial instruments) is three years.

During the year ended December 31, 2010, the Company had less than $1 of net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the years ended December 31, 2009 and 2008, the Company had before-tax gains of $1 and $198, respectively, related to net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                              GAIN(LOSS) RECOGNIZED IN INCOME (1)
                                                        2010      HEDGED                           2009      HEDGED
                                          DERIVATIVE               ITEM              DERIVATIVE               ITEM
------------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)          $(44)                 $38                   $72                  $(68)
 Benefits, losses and lo0ss adjustment
  expenses                                      (1)                   3                   (37)                   40
Foreign currency swaps
 Net realized capital gains (losses)             8                   (8)                   51                   (51)
 Benefits, losses and loss adjustment
  expenses                                     (12)                  12                     2                    (2)
                                             -----                 ----                 -----                 -----
                                 TOTAL        $(49)                 $45                   $88                  $(81)
                                             -----                 ----                 -----                 -----

                                             GAIN(LOSS) RECOGNIZED IN INCOME (1)
                                                               2008       HEDGED
                                                DERIVATIVE                 ITEM
--------------------------------------  ---------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)                $(140)                  $132
 Benefits, losses and lo0ss adjustment
  expenses                                             25                    (18)
Foreign currency swaps
 Net realized capital gains (losses)                 (124)                   124
 Benefits, losses and loss adjustment
  expenses                                             42                    (42)
                                                  -------                 ------
                                 TOTAL              $(197)                  $196
                                                  -------                 ------

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains or losses. The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                  DECEMBER 31,
                                       2010          2009           2008
--------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and forwards                           $14            $32              $3
FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards      (3)           (37)             27
 Japan 3Win foreign currency swaps
  (1)                                    215            (22)             --
 Japanese fixed annuity hedging
  instruments (2)                        385            (12)            487
 Japanese variable annuity hedging
  instruments                            102            (17)             40
CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                      (17)          (379)            211
 Credit derivatives that assume
  credit risk                            157            137            (412)
EQUITY CONTRACTS
 Equity index swaps and options            5             (3)            (23)
VARIABLE ANNUITY HEDGE PROGRAM
 GMWB product derivatives                510          4,727          (5,760)
 GMWB reinsurance contracts             (102)          (988)          1,073
 GMWB hedging instruments               (295)        (2,234)          3,374
 Macro hedge program                    (584)          (895)             74
OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                             (769)         1,106          (2,158)
 Coinsurance and modified
  coinsurance reinsurance contracts      284           (577)             --
                                      ------       --------       ---------
                               TOTAL    $(98)          $838         $(3,064)
                                      ------       --------       ---------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $(273) and $64 for the years ended December 31, 2010 and 2009, respectively. There were no Japan 3Win foreign currency swaps as of December 31, 2008.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $(332), $67, and $450 for the years ended December 31, 2010, 2009 and 2008, respectively. In addition, included are gains of $1 for the year ended December 31, 2010 related to Japan FVO fixed maturity securities. There were no Japan FVO fixed maturity securities as of December 31, 2009 and December 31, 2008.

For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

- The net loss associated with the macro hedge program is primarily due to a higher equity market valuation, time decay, and lower implied market volatility, partially offset by gains due to the strengthening of the Japanese yen.

- The net gain on the Japanese fixed annuity hedging instruments is primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

- The net gain related to the Japan 3 Win foreign currency swaps is primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 "Transactions with Affiliates" for more information on this transaction.

- The net gain associated with credit derivatives that assume credit risk is primarily due to credit spreads tightening.

- The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

- The gain on Japan variable annuity hedges was primarily driven by the appreciation of Japanese yen in comparison to the euro.

For the year ended December 31, 2009, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The gain related to the net GMWB product, reinsurance, and hedging derivatives was primarily due to liability model assumption updates given favorable trends in policyholder experience, the relative outperformance of the underlying actively managed funds as compared to their respective indices, and the impact of the Company's own credit standing. Additional net gains on GMWB related derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets. For more information on the policyholder behavior and liability model assumption updates, refer to Note 3.

- The net gain on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net loss on the macro hedge program was primarily the result of a higher equity market valuation and the impact of trading activity.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net gain on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 "Transactions with Affiliates" for more information on this transaction.

For the year ended December 31, 2008, the net realized capital loss related to derivatives used in non-qualifying strategies was primarily due to the following:

- The loss related to the net GMWB product, reinsurance, and hedging derivatives was primarily due to liability model assumption updates and market-based hedge ineffectiveness due to extremely volatile capital markets and the relative underperformance of the underlying actively managed funds as compared to their respective indices, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

- The net loss on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts was primarily due to a decrease in Japan equity markets, a decrease in Japan interest rates, an increase in Japan equity market volatility, and the implementation of FAS 157.

In addition, for the year ended December 31, 2008, the Company has incurred losses of $39 on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

Refer to Note 10 for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include trades ranging from baskets of up to five corporate issuers to standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2010 and 2009.

                            AS OF DECEMBER 31, 2010

                                                                 WEIGHTED
                                                                  AVERAGE
                                  NOTIONAL      FAIR             YEARS TO
                                 AMOUNT (2)     VALUE            MATURITY
-------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk             $1,038         $(6)              3 years
  exposure
 Below investment grade risk          151          (6)              3 years
  exposure
Basket credit default swaps
 (4)
 Investment grade risk              2,064          (7)              4 years
  exposure
 Investment grade risk                352         (32)              6 years
  exposure
 Below investment grade risk          667        (334)              4 years
  exposure
Embedded credit derivatives
 Investment grade risk                 25          25               4 years
  exposure
 Below investment grade risk          325         286               6 years
  exposure
                                   ------       -----              --------
                        TOTAL      $4,622        $(74)
                                   ------       -----

                                        UNDERLYING REFERENCED
                                      CREDIT OBLIGATION(S) (1)

                                                          AVERAGE
                                                           CREDIT
                                     TYPE                  RATING
-----------------------------  ---------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk         Corporate Credit/             A+
  exposure                       Foreign Gov.
 Below investment grade risk   Corporate Credit             BB-
  exposure
Basket credit default swaps
 (4)
 Investment grade risk         Corporate Credit             BBB+
  exposure
 Investment grade risk            CMBS Credit                A-
  exposure
 Below investment grade risk   Corporate Credit             BBB+
  exposure
Embedded credit derivatives
 Investment grade risk         Corporate Credit             BBB-
  exposure
 Below investment grade risk   Corporate Credit              BB
  exposure
                               -----------------           ------
                        TOTAL

                                  OFFSETTING
                                   NOTIONAL        OFFSETTING
                                  AMOUNT (3)     FAIR VALUE (3)
-----------------------------  --------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                $945            $(36)
  exposure
 Below investment grade risk           135             (11)
  exposure
Basket credit default swaps
 (4)
 Investment grade risk               1,155              (7)
  exposure
 Investment grade risk                 352              32
  exposure
 Below investment grade risk
  exposure
Embedded credit derivatives
 Investment grade risk                  --              --
  exposure
 Below investment grade risk            --              --
  exposure
                                    ------            ----
                        TOTAL       $2,587            $(22)
                                    ------            ----

                            AS OF DECEMBER 31, 2009

                                                                WEIGHTED
                                                                 AVERAGE
                                  NOTIONAL      FAIR            YEARS TO
                                 AMOUNT (2)     VALUE           MATURITY
-----------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk               $755          $4             4 years
  exposure
 Below investment grade risk          114          (4)            4 years
  exposure
Basket credit default swaps
 (4)
 Investment grade risk              1,276         (57)            4 years
  exposure
 Investment grade risk                352         (91)            7 years
  exposure
 Below investment grade risk          125         (98)            5 years
  exposure
Credit linked notes
 Investment grade risk                 76          73             2 years
  exposure
                                   ------       -----            --------
                        TOTAL      $2,698       $(173)
                                   ------       -----

                                        UNDERLYING REFERENCED
                                      CREDIT OBLIGATION(S) (1)

                                                          AVERAGE
                                                           CREDIT
                                     TYPE                  RATING
-----------------------------  ---------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk         Corporate Credit/            AA-
  exposure                       Foreign Gov.
 Below investment grade risk   Corporate Credit              B+
  exposure
Basket credit default swaps
 (4)
 Investment grade risk         Corporate Credit             BBB+
  exposure
 Investment grade risk            CMBS Credit                A
  exposure
 Below investment grade risk   Corporate Credit             BBB+
  exposure
Credit linked notes
 Investment grade risk         Corporate Credit             BBB+
  exposure
                               -----------------           ------
                        TOTAL

                                  OFFSETTING
                                   NOTIONAL         OFFSETTING
                                  AMOUNT (3)      FAIR VALUE (3)
-----------------------------  ----------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                $742             $(43)
  exposure
 Below investment grade risk            75              (11)
  exposure
Basket credit default swaps
 (4)
 Investment grade risk                 626              (11)
  exposure
 Investment grade risk                 352               91
  exposure
 Below investment grade risk            --               --
  exposure
Credit linked notes
 Investment grade risk                  --               --
  exposure
                                    ------             ----
                        TOTAL       $1,795              $26
                                    ------             ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.6 billion and $1.6 billion as of December 31, 2010 and 2009, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Also includes $467 and $175 as of December 31, 2010 and 2009, respectively, of customized diversified portfolios of corporate issuers referenced through credit default swaps.

COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2010 and 2009, collateral pledged having a fair value of $544 and $667, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of loaned securities and derivative instruments collateral pledged.

                                   DECEMBER 31, 2010         DECEMBER 31, 2009
----------------------------------------------------------------------------------
Fixed maturities, AFS                      $544                      $712
Short-term investments                       --                        14
                                         ------                    ------
      TOTAL COLLATERAL PLEDGED             $544                      $726
                                         ------                    ------

As of December 31, 2010 and 2009, the Company had accepted collateral with a fair value of $1.4 billion and $906, respectively, of which $1.1 billion and $833, respectively, was derivative cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with a corresponding liability recorded. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2010 and 2009, noncash collateral accepted was held in separate custodial accounts and were not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2010 and 2009, the fair value of securities on deposit was approximately $14.

5. REINSURANCE

ACCOUNTING POLICY

The Company cedes a share of the risks it has underwritten to other insurance companies through reinsurance treaties in order to limit its maximum losses and to diversify its exposures and provide surplus relief. Such transfers do not relieve the Company of its primary liability under policies it wrote and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions have been met.

Premiums and benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums, ceded to reinsurers applicable to the unexpired terms of the reinsurance contracts. Reinsurance recoverables include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by The Company. As of December 31, 2010 and 2009, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholders' equity. As of December 31, 2010, 2009, and 2008 the Company's policy for the largest amount retained on any one life by the Life Insurance segment was $10.

RESULTS

Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits, were $324, $450, and $465 for the years ended December 31, 2010, 2009, and 2008, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $129, $178, and $148 in 2010, 2009, and 2008, respectively, and accident and health premium of $205, $232, and $236, respectively, to HLA. Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and riders written or reinsured by HLAI. Under this transaction, the Company ceded $56 and $62 in 2010 and 2009, respectively. Refer to Note 16, Transactions with Affiliates for further information.

Net fee income, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2010           2009           2008
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $4,756         $4,890         $5,741
Reinsurance assumed                        69             70             48
Reinsurance ceded                        (759)          (860)          (682)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $4,066         $4,100         $5,107
                                     --------       --------       --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

ACCOUNTING POLICY

The Company capitalizes acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance contracts. The Company's deferred policy acquisition cost ("DAC") asset, which includes the present value of future profits, related to most universal life-type contracts (including variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets, such as, sales inducement assets ("SIA") and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and hedging costs.

Prior to the second quarter of 2009, the Company determined EGPs using the mean derived from stochastic scenarios that had been calibrated to the estimated separate account return. The Company also completed a comprehensive assumption study, in the third quarter of each year and revised best estimate assumptions used to estimate future gross profits when the EGPs in the Company's models fell outside of an independently determined reasonable range of EGPs. The Company also considered, on a quarterly basis, other qualitative factors such as product, regulatory and policyholder behavior trends and would also revise EGPs if those trends were expected to be significant.

Beginning with the second quarter of 2009, the Company now determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter and through a consideration of recent market returns, the Company will "unlock" or adjust projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This DAC Unlock, for future separate account returns, is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including: the update of current account values; the use of the RTM estimation technique; or policyholder behavior assumptions, are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of DAC and SIA by comparing the existing DAC and SIA balance to the present value of future EGPs.

Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and associated GMDB and GMWB riders written or reinsured by HLAI. This transaction resulted in a DAC Unlock of $2.0 billion, pre-tax and $1.3 billion, after-tax. See Note 16 Transactions with Affiliates for further information on the transaction.

RESULTS

Changes in the DAC balance are as follows:

                                       2010           2009           2008
--------------------------------------------------------------------------------
BALANCE, JANUARY 1                    $ 5,779        $ 9,944        $ 8,601
Deferred costs                            521            674          1,258
Amortization -- DAC                      (381)          (813)          (499)
Amortization -- Unlock, pre-tax (1)       166         (2,905)        (1,111)
Amortization -- DAC from
 Discontinued operations                  (17)           (11)           (10)
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other (2)      (1,120)        (1,080)         1,747
Effect of currency translation            (10)            24            (42)
Cumulative effect of accounting
 change, pre-tax (3)                       11            (54)            --
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $4,949         $5,779         $9,944
                                     --------       --------       --------

(1) The most significant contributors to the Unlock benefit recorded during the twelve months ended December 31, 2010 were actual separate account returns being above our aggregated estimated return and the impacts of assumption updates.

     The most significant contributors to the Unlock amount recorded during the twelve months ended December 31, 2009 were $2.0 billion related to reinsurance of a block of in-force and prospective U.S. variable annuities and the associated GMDB and GMWB riders with an affiliated captive reinsurer, as well as actual separate account returns being significantly below our aggregated estimated return for the first quarter of 2009, partially offset by actual returns being greater than our aggregated estimated return for the period from April 1, 2009 to December 31, 2009. Also included in the unlock was $(49) related to DAC recoverability impairment associated with the decision to suspend sales in the U.K. variable annuity business.

     The most significant contributors to the Unlock amount recorded during the twelve months ended December 31, 2008 were actual separate account returns significantly below our aggregated estimated return. Furthermore, the Company reduced its 20 year projected separate account return assumption from 7.8% to 7.2% in the U.S. Retirement Plans reduced its estimate of future fees as plans met contractual size limits ("breakpoints"), causing a lower fee schedule to apply, and the Company increased its assumption for future deposits by existing plan participants.

(2) The most significant contributor to the adjustments was the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI. Other includes a $34 decrease as a result of the disposition of DAC from the sale of the Hartford Investments Canada Corporation.

(3) For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

     For the year ended December 31, 2009 the effect of adopting new accounting guidance for investments other- than- temporarily impaired resulted in an increase to retained earnings and, as a result, a DAC charge. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses increased upon adoption of the new accounting guidance.

Estimated future net amortization expense of present value of future profits for the succeeding five years is $19, $18, $17, $16, and $16 in 2011, 2012, 2013,
2014, and 2015, respectively.

7. GOODWILL

ACCOUNTING POLICY

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate a triggering event for a potential impairment has occurred. The goodwill impairment test follows a two step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. This allocation is similar to a purchase price allocation performed in purchase accounting. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss shall be recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs including cash flow calculations, price to earnings multiples, the level of The Hartford's share price and assumptions that market participants would make in valuing the reporting unit. Other assumptions include levels of economic capital, future business growth, earnings projections, assets under management and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause the reporting unit's fair value to decrease.

RESULTS

The following table shows the Company's carrying amount of goodwill allocated to reporting segments as of December 31, 2010 and December 31, 2009.

                                        DECEMBER 31, 2010
                                           ACCUMULATED           CARRYING
                         GROSS             IMPAIRMENTS            VALUE
----------------------------------------------------------------------------
 Global Annuity            $184                $(184)               $ --
 Life Insurance             224                   --                 224
 Retirement Plans            87                   --                  87
 Mutual Funds               159                   --                 159
                         ------              -------              ------
     TOTAL GOODWILL        $654                $(184)               $470
                         ------              -------              ------

                                        DECEMBER 31, 2009
                                           ACCUMULATED           CARRYING
                         GROSS             IMPAIRMENTS            VALUE
-------------------  -------------------------------------------------------
 Global Annuity            $184                $(184)               $ --
 Life Insurance             224                   --                 224
 Retirement Plans            87                   --                  87
 Mutual Funds               159                   --                 159
                         ------              -------              ------
     TOTAL GOODWILL        $654                $(184)               $470
                         ------              -------              ------

The Company completed its annual goodwill assessment for the individual reporting units as of January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit within Life Insurance. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower that it's carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the implied purchase accounting required by the step two goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the implied purchase accounting, implied goodwill exceeded the carrying amount of goodwill.

The Company completed its annual goodwill assessment for the individual reporting units of the Company as of January 1, 2009 and concluded that the fair value of each reporting unit for which goodwill had been allocated was in excess of the respective reporting unit's carrying value (the first step of the goodwill impairment test).

However, as noted above, goodwill is reassessed at an interim date if certain circumstances occur which would cause the entity to conclude that it was more likely than not that the carrying value of one or more of its reporting units would be in excess of the respective reporting unit's fair value. As a result of the continued decline in the equity markets from January 1, 2009, rating agency downgrades, and a decline in The Hartford's share price, the Company concluded, during the first quarter of 2009, that the conditions had been met to warrant an interim goodwill impairment test. In performing step one of the impairment test, the fair value of the Retirement Plans and Mutual Funds reporting units was determined to be in excess of their carrying value. For the Individual Life reporting unit within Life Insurance, the fair value was not in excess of the carrying value and the step two impairment analysis was required to be performed. The fair value in step two of the goodwill impairment analysis for the Individual Life reporting unit was determined to be in excess of its carrying value.

The Company's interim goodwill impairment test performed in connection with the preparation of its year end 2008 financial statements resulted in a pre-tax impairment charge of $184 in the U.S. Individual Annuity reporting unit within Global Annuity. The impairment charge taken in 2008 was primarily due to the Company's estimate of the U.S. Individual Annuity reporting unit's fair value falling significantly below its book value. The fair value of this reporting unit declined as the statutory and capital risks associated with the death and living benefit guarantees sold with products offered by this reporting unit increased. These concerns had a comparable impact on The Hartford's share price. The determination of fair value for the U.S Individual Annuity reporting unit incorporated multiple inputs including discounted cash flow calculations, market participant assumptions and The Hartford's share price.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

ACCOUNTING POLICY

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESULTS

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2010         $ 1,304               $ 76
Incurred                                            286                 39
Paid                                               (350)                --
Unlock                                             (125)                (2)
                                               --------             ------
LIABILITY BALANCE AS OF DECEMBER 31, 2010        $1,115               $113
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2010                                          $ 802               $ 22
Incurred                                            125                  8
Paid                                               (177)                --
Unlock                                              (64)                --
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2010                                          $686                $30
                                               --------             ------

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2009           $ 882              $ 40
Incurred                                            378                41
Unlock                                              547                (5)
Paid                                               (503)               --
                                               --------              ----
LIABILITY BALANCE AS OF DECEMBER 31, 2009        $1,304               $76
                                               --------              ----
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2009                                          $ 595              $ 16
Incurred                                            183                 6
Paid                                               (255)               --
Unlock                                              279                --
                                               --------              ----
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2009                                          $802               $22
                                               --------              ----

During 2010, 2009 and 2008, there were no gains or losses on transfers of assets from the general account to the separate account.

The following table provides details concerning GMDB and GMIB exposure as of December 31, 2010:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2010

                                                                              RETAINED
                                            ACCOUNT       NET AMOUNT         NET AMOUNT        WEIGHTED AVERAGE
                                             VALUE          AT RISK           AT RISK            ATTAINED AGE
                                            ("AV")        ("NAR") (9)       ("RNAR") (9)         OF ANNUITANT
------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)
MAV only                                      $25,546         $5,526              $433                68
 With 5% rollup (2)                             1,752            472                34                68
 With Earnings Protection Benefit Rider
  (EPB) (3)                                     6,524            883                21                64
 With 5% rollup & EPB                             724            157                 6                67
                                          -----------      ---------          --------                --
 Total MAV                                     34,546          7,038               494
Asset Protection Benefit (APB) (4)             27,840          2,703               525                65
Lifetime Income Benefit (LIB) -- Death
 Benefit (5)                                    1,319             88                26                63
Reset (6) (5-7 years)                           3,699            243               126                68
Return of Premium ("ROP") (7) /Other           23,427            674               190                65
                                          -----------      ---------          --------                --
                  SUBTOTAL U.S. GMDB (8)     $ 90,831       $ 10,746           $ 1,361                66
 Less: General Account Value with U.S.
  GMDB                                          6,865
                                          -----------
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES
                               WITH GMDB       83,966
 Separate Account Liabilities without
  U.S. GMDB                                    75,776
                                          -----------
      TOTAL SEPARATE ACCOUNT LIABILITIES     $159,742
                                          -----------
JAPAN GMDB (10), (11)                         $17,911         $4,190              $ --                67
                                          -----------      ---------          --------                --
JAPAN GMIB (10), (11)                         $17,681         $3,916              $ --                67
                                          -----------      ---------          --------                --

(1) MAV: the GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP: the GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $ 20.9 billion and $19.1 billion as of December 31, 2010 and 2009, respectively. The GRB related to the Japan GMAB and GMWB was $570.0 and $522.2 as of December 31, 2010 and December 31, 2009. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2010, 100% of the AV and 100% of RNAR is reinsured to an affiliate. See Note 16 Transaction with Affiliates for further discussion.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                           DECEMBER 31,         DECEMBER 31,
                                               2010                 2009
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities (including mutual
 funds) (1)                                    $75,601              $75,720
Cash and cash equivalents                        8,365                9,298
                                             ---------            ---------
                                 TOTAL         $83,966              $85,018
                                             ---------            ---------

(1) As of December 31, 2010 and December 31, 2009, approximately 15% and 16%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 85% and 84%, respectively, were invested in equity securities.

9. SALES INDUCEMENTS

ACCOUNTING POLICY

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Company's Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 1, for more information concerning the Unlock.

RESULTS

Changes in deferred sales inducement activity were as follows for the year ended December 31:

                                            2010         2009         2008
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                $ 194        $ 533        $ 459
Sales inducements deferred                     10           43          137
Unlock                                         (9)        (286)         (43)
Amortization charged to income                  2          (96)         (20)
                                           ------       ------       ------
BALANCE, END OF PERIOD                       $197         $194         $533
                                           ------       ------       ------

10. COMMITMENTS AND CONTINGENCIES

ACCOUNTING POLICY

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with investment products and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

Apart from the inherent difficulty of predicting litigation outcomes, particularly those that will be decided by a jury, many of the matters specifically identified below purport to seek substantial damages for unsubstantiated conduct spanning a multi-year period based on novel and complex legal theories and damages models. The alleged damages typically are not quantified or factually supported in the complaint, and, in any event, the Company's experience shows that demands for damages often bear little relation to a reasonable estimate of potential loss. Most are in the earliest stages of litigation, with few or no substantive legal decisions by the court defining the scope of the claims, the class (if any), or the potentially available damages. In many, the Company has not yet answered the complaint or asserted its defenses, and fact discovery is still in progress or has not yet begun. Accordingly, unless otherwise specified below, management cannot reasonably estimate the possible loss or range of loss, if any, or predict the timing of the eventual resolution of these matters.

10. COMMITMENTS AND CONTINGENCIES

MUTUAL FUND FEES LITIGATION - In October 2010, a derivative action was brought on behalf of six Hartford retail mutual funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. Plaintiff seeks to rescind the investment management agreements and distribution plans between the Company and the six mutual funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation the Company received. The Company disputes the allegations and has moved to dismiss the complaint.

STRUCTURED SETTLEMENT CLASS ACTION LITIGATION - In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from the Company ("Structured Settlements"). The operative complaint alleged that since 1997 the Company deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserted claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The district court certified a class for the RICO and fraud claims in March 2009, and the Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. In April 2010, the parties reached an agreement in principle to settle on a nationwide class basis, under which the Company would pay $54 in exchange for a full release and dismissal of the litigation. The $54 was accrued in the first quarter of 2010. The settlement received final court approval in September 2010 and was paid in the third quarter of 2010.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2010, is $254. Of this $254, the legal entities have posted collateral of $284 in the normal course of business. Based on derivative market values as of December 31, 2010, a downgrade of one level below the current financial strength ratings by either Moody's or S&P would not require additional collateral to be posted. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we may be required to post is primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $15, $25 and $14 for the years ended December 31, 2010, 2009 and 2008, respectively. Future minimum lease commitments are as follows:

2011                                                                         $13
2012                                                                           9
2013                                                                           6
2014                                                                           3
2015                                                                          --
Thereafter                                                                    --
                                                                            ----
                                                                     TOTAL   $31
                                                                            ----

UNFUNDED COMMITMENTS

As of December 31, 2010, the Company has outstanding commitments totaling $891, of which $491 is committed to fund mortgage loans, largely commercial whole loans expected to fund in the first half of 2011. Additionally, $354 is committed to fund limited partnerships and other alternative investments, which may be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with mortgage loans and private placement securities. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2010 and 2009, the liability balance was $7 and $7, respectively. As of December 31, 2010 and 2009, $9 and $10, respectively, related to premium tax offsets were included in other assets.

11. INCOME TAX

ACCOUNTING POLICY

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

RESULTS

Income tax expense (benefit) is as follows:

                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                                   2010                    2009                      2008
---------------------------------------------------------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
 Current -- U.S. Federal                                             $49                      $300                     $(682)
    -- International                                                   5                        --                        --
                                                                  ------                 ---------                 ---------
                                              TOTAL CURRENT           54                       300                      (682)
                                                                  ------                 ---------                 ---------
 Deferred -- U.S. Federal Excluding NOL Carryforward                 175                    (2,387)                     (779)
     -- Net Operating Loss Carryforward                               (1)                      688                      (719)
                                                                  ------                 ---------                 ---------
                                             TOTAL DEFERRED          174                    (1,699)                   (1,498)
                                                                  ------                 ---------                 ---------
                         TOTAL INCOME TAX EXPENSE (BENEFIT)         $228                   $(1,399)                  $(2,180)
                                                                  ------                 ---------                 ---------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2010            2009
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $531            $596
Net unrealized loss on investments                       --           1,258
Investment-related items                              2,140           1,637
NOL Carryover                                            83              80
Minimum tax credit                                      542             514
Capital Loss Carryforward                                --             256
Foreign tax credit carryovers                            --              50
Depreciable & Amortizable assets                         48              59
Other                                                     1              35
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      3,345           4,485
                             VALUATION ALLOWANCE       (139)            (80)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      3,206           4,405
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                  (1,000)         (1,302)
Net unrealized loss on investments                       (5)             --
Employee benefits                                       (33)            (37)
Other                                                   (30)             --
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,068)         (1,339)
                                                  ---------       ---------
                        TOTAL DEFERRED TAX ASSET     $2,138          $3,066
                                                  ---------       ---------

As of December 31, 2010 and 2009, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $310 and $290, which have no expiration.

If the Company were to follow a "separate entity" approach, it would have to record no additional valuation allowance as of December 31, 2010 and $387 related to realized capital losses as of December 31, 2009. In addition, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $0, $65 and $500 for 2010, 2009 and 2008, respectively.

The Company has recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $139 as of December 31, 2010 and $80 as of December 31, 2009. The increase in the valuation allowance during 2010 was triggered by the recognition of additional realized losses on investment securities which were incurred in the first quarter. In assessing the need for a valuation allowance, The Hartford's management considered future reversals of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, and taxable income in prior carryback years, as well as tax planning strategies that include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations, such as asset-liability matching, and the sales of certain corporate assets, including a subsidiary. Such tax planning strategies are viewed by The Hartford's management as prudent and feasible and will be implemented if necessary to realize the deferred tax asset. Future economic conditions and debt-market volatility can adversely impact The Hartford's tax planning strategies and in particular The Hartford's ability to utilize tax benefits on previously recognized realized capital losses.

The Company had a current income tax receivable of $258 as of December 31, 2010 and a current tax payable of $15 as of December 31, 2009.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2007. The IRS examination of the years 2007 - 2009 commenced during 2010 and is expected to conclude by the end of 2012. In addition, the Company is working with the IRS on a possible settlement of a DRD issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the statement of operations. The Company does not anticipate that any of these items will result in a significant change in the balance of unrecognized tax benefits within 12 months. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                                   2010                    2009                      2008
---------------------------------------------------------------------------------------------------------------------------------
Tax provision at the U.S. federal statutory rate                    $329                   $(1,243)                  $(2,005)
Dividends received deduction                                        (145)                     (181)                     (176)
Penalties                                                             --                        --                        --
Foreign related investments                                            3                        28                         3
Valuation Allowance                                                   58                        31                        31
Other                                                                (17)                      (34)                      (33)
                                                                  ------                 ---------                 ---------
                                                      TOTAL         $228                   $(1,399)                  $(2,180)
                                                                  ------                 ---------                 ---------

12. DEBT

CONSUMER NOTES

In 2008, the Company made the decision to discontinue future issuances of consumer notes; this decision does not impact consumer notes currently outstanding. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2010, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2010 rates, either consumer price index plus 80 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $62 in 2011, $155 in 2012, $78 in 2013, $17 in 2014 and $70 thereafter. For 2010, 2009 and 2008, interest credited to holders of consumer notes was $25, $51 and $59, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2009 and 2008, and the statutory capital and surplus amounts as of December 31, 2009 and 2008 in the table below are based on actual statutory filings with the applicable regulatory authorities. The statutory net income amounts for the year ended December 31, 2010 the statutory capital and surplus amounts as of December 31, 2010 are estimates, as the respective 2010 statutory filings have not yet been made.

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                     2010                    2009                     2008
---------------------------------------------------------------------------------------------------------------------------------
Combined statutory net income (loss)                                   $208                  $1,866                  $(4,512)
                                                                    -------                 -------                 --------
Statutory capital and surplus                                        $5,832                  $5,365                   $4,073
                                                                    -------                 -------                 --------

Statutory accounting practices do not consolidate the net income of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net income
(loss) above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net income
(loss). The Company received approval from with the Connecticut Insurance Department regarding the use of two permitted practices in its statutory financial statements and those of its Connecticut-domiciled life insurance subsidiaries as of December 31, 2008. The first permitted practice related to the statutory accounting for deferred income taxes. Specifically, this permitted practice modified the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice could not be considered by the Company when determining surplus available for dividends. The second permitted practice related to the statutory reserving requirements for variable annuities with guaranteed living benefit riders. Actuarial guidelines prescribed by the NAIC required a stand-alone asset adequacy analysis reflecting only benefits, expenses and charges that are associated with the riders for variable annuities with guaranteed living benefits. The permitted practice allowed for all benefits, expenses and charges associated with the variable annuity contract to be reflected in the stand-alone asset adequacy test. These permitted practices resulted in an increase to the Company's estimated statutory surplus of $956 as of December 31, 2008. The effects of these permitted practices are included in the 2008 amounts in the table above.

In December 2009, the NAIC issued Statement of Statutory Accounting Principles ("SSAP") No. 10R, Income Taxes - Revised, A Temporary Replacement of SSAP No.
10. SSAP No. 10R was updated in September 2010 and is effective for annual periods December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years and increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus.

DIVIDENDS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $815 in dividends in 2011 without prior approval from the applicable insurance commissioner. In 2010, the Company received dividends of $72 from its subsidiaries. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $676 in 2011. However, because the Company's earned surplus is negative as of December 31, 2010, the Company will not be permitted to pay any dividends to its parent in 2011 without prior approval from the Connecticut Insurance Commissioner. In 2010, the Company did not pay dividends to its parent company.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company is included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $43, $32 and $24 for the years ended December 31, 2010, 2009 and 2008, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In 2004, The Hartford began allocating a percentage of base salary to the Plan for eligible employees. In 2010, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost to Hartford Life Insurance Company for this plan was approximately $13, $13 and $10 for the years ended December 31, 2010, 2009 and 2008, respectively.

15. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $32, $25 and $18 for the years ended December 31, 2010, 2009 and 2008, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $11, $7 and $5 for the years ended December 31, 2010, 2009 and 2008, respectively. The Company did not capitalize any cost of stock-based compensation.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2010, 2009 and 2008, the Company had $53, $50 and $49 of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2010, 2009, and 2008, the Company recorded earned premiums of $18, $285, and $461 for these intercompany claim annuities. In the fourth quarter of 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, Hartford Life Insurance Company sold fixed market value adjusted ("MVA") annuity products to customers in Japan. The yen based MVA product was written by the HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., and subsequently reinsured to the Company. As of December 31, 2010 and 2009, $2.7 billion and $2.6 billion, respectively, of the account value had been assumed by the Company.

A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with HLIKK. Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders and the GMDB riders on covered contracts that have an associated GMIB rider issued by HLIKK on its variable annuity business. The reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005. This agreement contains a tiered reinsurance premium structure. While the form of the agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMIB liability at December 31, 2010, 2009 and 2008 is $2.6 billion, $1.4 billion and $2.6 billion, respectively.

In addition to this agreement, HLAI has two additional reinsurance agreements with HLIKK, one to assume 100% of the GMAB, GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. The second agreement is for HLAI to assume 100% of the in-force and prospective GMWB riders issued by HLIKK on certain variable annuity business. The GMAB, GMIB and GMWB reinsurance is accounted for as freestanding derivatives at fair value. The fair value of the GMAB was a liability of $1, $1, $1 and GMWB was a liability of $21, $13, $34 at December 31, 2010, 2009 and 2008, respectively. The Reinsurance Agreement for GMDB business is accounted for as a Death Benefit and Other Insurance

Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $54, $52, $14 and net amount at risk for the assumed GMDB reinsurance was $4.1 billion, $2.7 billion, $4.3 billion at December 31, 2010, 2009 and 2008, respectively.

Effective November 1, 2010, HLAI entered into a reinsurance agreement with Hartford Life Limited Ireland, ("HLL"), a wholly owned UK subsidiary of HLAI. Through this agreement, HLL agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force GMWB and GMDB riders issued by HLL on its variable annuity business. While the form of the agreement between HLAI and HLL for GMWB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMWB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMWB liability at December 31, 2010 is $21.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, and amended on November 1, 2010, HLAI entered into a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and riders written or reinsured by HLAI summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders.

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to HLAI.

- Annuity contracts and riders written by Union Security Insurance Company, which are reinsured to HLAI.

- Variable annuity contract rider benefits written by HLL, which are reinsured to HLAI as of November 1, 2010

- Annuitizations of, and certain other settlement options offered under, deferred annuity contracts.

Under modco, the assets and the liabilities associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business. These modco adjustments are recorded as an adjustment to operating expenses.

For the year ended December 31, 2010 the impact of this transaction was an increase to earnings of $570 after-tax. Included in this amount are net realized capital gains of $546, which represents the change in valuation of the derivative, associated with this transaction. In addition, the balance sheet of the Company reflects a modco reinsurance (payable)/recoverable, a deposit liability as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance (payable)/recoverable, deposit liability and net reinsurance recoverable were $(864), $78, $1.7 billion and $182, $600, and $761 at December 31, 2010 and December 31, 2009,
respectively.

At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. The following table illustrates the transaction's impact on the Company's Statement of Operations as of December 31, 2010 and 2009, respectively.

                                                     2010         2009 (1)
--------------------------------------------------------------------------------
Fee income and other                                   $ --             $84
Earned premiums                                         (56)            (62)
Net realized gains (losses)                             546            (629)
                                                    -------       ---------
                                    TOTAL REVENUES      490            (607)
Benefits, losses and loss adjustment expenses           (40)            (51)
Amortization of deferred policy acquisition costs        --           1,883
 and present value of future profits
Insurance operating costs and other expenses           (348)             (9)
                                                    -------       ---------
                                    TOTAL EXPENSES     (388)          1,823
INCOME (LOSS) BEFORE INCOME TAXES                       878          (2,430)
Income tax expense (benefit)                            308            (851)
                                                    -------       ---------
                                 NET INCOME (LOSS)     $570         $(1,579)
                                                    -------       ---------

(1) At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. 2009 figures illustrate the transaction's impact at inception on the Company's Statement of Operations and the fourth quarter of 2009 activity.

Effective November 1, 2007, HLAI, a subsidiary insurance company ("Ceding Company"), entered into a modco agreement with funds withheld with an affiliate captive reinsurer, Champlain Life Reinsurance Company ("Reinsurer") to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for U.S. GAAP. A standby unaffiliated third party Letter of Credit supports a portion of the statutory reserves that have been ceded to the Reinsurer.

17. RESTRUCTURING, SEVERANCE AND OTHER COSTS

During the year ended December 31, 2009, the Company completed a review of several strategic alternatives with a goal of preserving capital, reducing risk and stabilizing its ratings. These alternatives included the potential restructuring, discontinuation or disposition of various business lines. Following that review, the Company announced that it would suspend all new sales in its European operations and suspend sales of certain IIP business. The Company has also executed on plans to change the management structure of the organization and reorganized the nature and focus of certain of the Company's operations. These plans resulted in termination benefits to current employees, costs to terminate leases and other contracts and asset impairment charges. The Company completed these restructuring activities and executed final payment during the year ended December 31, 2010.

The following pre-tax charges were incurred during the year-ended December 31, 2009 in connection with the restructuring initiatives previously announced:

Severance benefits                                                           $19
Asset impairment charges                                                      26
Other contract termination charges                                             5
                                                                            ----
TOTAL RESTRUCTURING, SEVERANCE AND OTHER COSTS FOR THE YEAR ENDED DECEMBER
                                                                  31, 2009   $50
                                                                            ----

The amounts incurred during the year ended December 31, 2009 were recorded in Insurance operating costs and other expenses within the Company's Other category. There were no restructuring or severance costs incurred in 2010.

18. SALE OF JOINT VENTURE

SALE OF JOINT VENTURE INTEREST IN ICATU HARTFORD SEGUROS, S.A.

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135. The transaction closed in 2010, and the Company received cash proceeds of $130, which was net of capital gains tax withheld of $5. The investment in IHS was reported as an equity method investment in Other assets. As a result of the Share Purchase Agreement, the Company recorded in 2009, an asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses of $44, after-tax.

19. DISCONTINUED OPERATIONS

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL. HICC was previously included in the Mutual Funds reporting segment and HAIL was included in the Global Annuity reporting segment. The Company does not expect these sales to have a material impact on the Company's future earnings.

The following table presents the combined amounts related to the operations of HICC and HAIL, which have been reflected as discontinued operations in the Consolidated Statements of Operations.

                                    FOR THE YEARS ENDED DECEMBER 31,
                             2010                 2009                 2008
--------------------------------------------------------------------------------
REVENUES
Fee income and other          $36                  $29                  $32
Net realized capital
 losses                        --                   (1)                  --
                             ----                 ----                 ----
        TOTAL REVENUES         36                   28                   32
BENEFITS, LOSSES AND
 EXPENSES
Insurance operating
 and other expenses            28                   24                   29
Amortization of
 deferred policy
 acquisition costs and
 present value of
 future profits                17                   11                   10
                             ----                 ----                 ----
TOTAL BENEFITS, LOSSES
          AND EXPENSES         45                   35                   39
    LOSS BEFORE INCOME
                 TAXES         (9)                  (7)                  (7)
Income tax benefit             (3)                  (2)                  (2)
                             ----                 ----                 ----
  LOSS FROM OPERATIONS
       OF DISCONTINUED
    OPERATIONS, NET OF
                   TAX         (6)                  (5)                  (5)
Net realized capital
 gain on disposal, net
 of tax                        37                   --                   --
                             ----                 ----                 ----
    INCOME (LOSS) FROM
          DISCONTINUED
    OPERATIONS, NET OF
                   TAX        $31                  $(5)                 $(5)
                             ----                 ----                 ----

20. QUARTERLY RESULTS FOR 2010 AND 2009 (UNAUDITED)

                                                                 THREE MONTHS ENDED
                                          MARCH 31,                   JUNE 30,                  SEPTEMBER 30,
                                     2010          2009          2010          2009          2010          2009
-----------------------------------------------------------------------------------------------------------------
Total revenues                       $1,247        $3,143        $2,204        $1,709        $1,229          $384
Total benefits, losses and
 expenses                            $1,237        $3,514        $2,393        $1,399          $689        $1,544
Income (loss) from continuing
 operations, net of tax                 $(7)        $(200)         $(84)         $215          $379         $(714)
Income (loss) from
 discontinued operations, net
 of tax                                 $(1)          $(8)          $(1)           $2           $(3)           $4
Net income (loss)                       $(8)        $(208)         $(85)         $217          $376         $(710)
Less: Net income (loss)
 attributable to the
 noncontrolling interest                 $1            $5            $3            $1            $2            $3
Net income (loss)
 attributable to Hartford
 Life Insurance Company                 $(9)        $(213)         $(88)         $216          $374         $(713)
                                    -------       -------       -------       -------       -------       -------

                                   THREE MONTHS ENDED
                                         DECEMBER 31,
                                     2010           2009
-----------------------------  --------------------------------
Total revenues                       $1,301           $836
Total benefits, losses and
 expenses                              $713         $3,156
Income (loss) from continuing
 operations, net of tax                $433        $(1,443)
Income (loss) from
 discontinued operations, net
 of tax                                 $36            $(3)
Net income (loss)                      $469        $(1,446)
Less: Net income (loss)
 attributable to the
 noncontrolling interest                 $2             $1
Net income (loss)
 attributable to Hartford
 Life Insurance Company                $467        $(1,447)
                                    -------       --------

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)      Not Applicable.
(c)      Principal Underwriting Agreement.(2)
(d)      Form of Flexible Premium Variable Life Insurance Policy.(3)
(e)      Form of Application for Flexible Premium Variable Life Insurance
         Policies.(1)
(e) (1) Supplemental Form of Application for Flexible Premium Variable Life Insurance Policies.(7)
(f)      Certificate of Incorporation of Hartford(4) and Bylaws of Hartford.(4)
(g)      Contracts of Reinsurance.(5)
(h)  (1) Form of Participation Agreement.(6)
     (2) Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.(9)
     (3) Guarantee between Hartford Life Insurance Company and ITT Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(9)
     (4) Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(9)
     (5) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(9)
     (6) Capital Maintenance Agreement by and between Hartford Life Insurance Company and Hartford Life, Inc. dated March 12, 2001.(9)
(i)      Not Applicable.
(j)      Not Applicable.
(k) Opinion and consent of Lisa M. Proch, Assistant General Counsel and Assistant Vice President.
(l)      Not Applicable.
(m)      Not Applicable.
(n)      Consent of Deloitte & Touche LLP.
(o)      No financial statement will be omitted.
(p)      Not Applicable.
(q)      Memorandum describing transfer and redemption procedures.(8)
(r)      Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-53692, on April 20, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement File No. 333-109530, filed on December 31, 2003.

(4) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration statement File No. 333-148564, filed with the Securities and Exchange Commission on February 9, 2009.

(5) Incorporated by reference to the Initial Filing to the Registration Statement File No. 33-88787, on October 12, 1999.

(6) Incorporated by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(7) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6, File No. 333-109529, filed with the Securities and Exchange Commission on December 19, 2006.

(8) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-6, File No. 333-148814, filed with the Securities and Exchange Commission on April 15, 2011.

(9) Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement on Form N-4, File No. 333-148564, filed on May 3, 2010.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson                   Vice President
Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell                   Vice President
David G. Bedard                     Chief Financial Officer, Senior Vice President, Director*
Beth A. Bombara                     Chief Accounting Officer
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage                 Senior Vice President
Christopher S. Brown                Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Jennifer Centrone                   Vice President
Karen Chamberlain                   Vice President
Michael R. Chesman                  Senior Vice President
Shaun C. Clasby                     Vice President
Jared A. Collins                    Vice President
Jean A. Conaty                      Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna                  Vice President
Roberto Ecker                       Vice President
Joseph G. Eck                       Vice President
George Eknaian                      Chief Actuary, Senior Vice President
Mark A. Esposito                    Senior Vice President
Tamara L. Fagely                    Vice President
Richard D. Fergesen                 Vice President
Michael Fish                        Actuary, Vice President
Bradford J. Galiney                 Vice President
John W. Gallant                     Vice President
Ronald R. Gendreau                  Executive Vice President
John Glooch                         Vice President
Andrew S. Golfin, Jr.               Vice President
Christopher Graham                  Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon               Senior Vice President
James M. Hedreen                    Actuary, Vice President
Ronald P. Herrmann                  Vice President
Andrew Hersey                       Vice President
Michael J. Hession                  Senior Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib                    Actuary, Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Donna R. Jarvis                     Actuary, Vice President
Thomas D. Jones                     Vice President
Kathleen E. Jorens                  Assistant Treasurer, Vice President
Kristine J. Kelliher                Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Claire Z. Kleckner                  Vice President
Michael Knipper                     Senior Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
David R. Kryzanski                  Vice President
David Lafrennie                     Vice President
Brian P. Laubacker                  Vice President/Regional Sales
Margaret Lesiak                     Vice President
David N. Levenson                   Chairman of the Board, Chief Executive Officer, President, Director*
Christopher M. Lewis                Senior Vice President
Edward P. Macdonald                 Vice President
Dana S. MacKinnon                   Vice President
Marialise Maroun                    Vice President
Patrick H. McEvoy                   Senior Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
William P. Meaney                   Senior Vice President
Vernon Meyer                        Senior Vice President
Harry S. Monti, Jr.                 Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Brian J. Neary                      Vice President
Mark J. Niland                      Senior Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Robert W. Paiano                    Senior Vice President, Treasurer
Brian Pedersen                      Vice President
Thomas C. Peloquin                  Vice President/Financial Management
Robert E. Primmer                   Senior Vice President
Darryl T. Rapini                    Vice President
Kari A. Ratajczak                   Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson                   Senior Vice President
Stephen A. Roche                    Vice President
Lori A. Rodden                      Vice President
John P. Rogers                      Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Andrew Rubino                       Vice President
Eric Russman                        Vice President
Scott R. Sanderson                  Vice President
Peter F. Sannizzaro                 Vice President
Laura Santirocco                    Assistant Secretary, Vice President
Wade A. Seward                      Vice President
Michael J. Shamburger               Vice President
Terence Shields                     Corporate Secretary, Asssistant Vice President
Cathleen Shine                      Chief Compliance Officer of Separate Accounts
Robert R. Siracusa                  Vice President
Mark M. Socha                       Vice President
Kenneth J. Somers                   Vice President
John Sugar                          Vice President
Martin A. Swanson                   Vice President
Connie Tang                         Actuary, Vice President
Diane E. Tatelman                   Vice President
James P. Van Etten                  Vice President
Charles N. Vest                     Actuary, Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Joanie Wieleba                      Vice President
Scott D. Witter                     Vice President
Jane Wolak                          Senior Vice President
James M. Yanosy                     Controller, Senior Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, File No. 333-148814, filed on April 22, 2011.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A Hartford Life and Annuity Insurance Company - Separate Account VL I Hartford Life and Annuity Insurance Company - Separate Account VL II Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Diane Benken (1)                Chief Financial Officer, Controller/FINOP
Neil S. Chaffee (2)             Vice President/HLPP
Christopher S. Conner (4)       AML Compliance Officer, Chief Compliance Officer
Jeannie M. Iannello (3)         Vice President/ILD Operations
Brian Murphy (1)                President/ILD Business Line Principal, Chief Executive Officer, Chairman of
                                the Board, Director
Robert E. Primmer (1)           Vice President, Director
Stephen A. Roche (1)            Vice President, Director
Cathleen Shine (1)              Chief Legal Officer, Secretary

------------

Principal business address of each of the above individuals is:

(1)  200 Hopmeadow Street, Simsbury, CT 06089

(2)  100 Campus Drive, Suite 250, Florham Park, NJ 07932-1006

(3)  6820 Wedgwood Road North, Maple Grove, MN 55311-3574

(4)  1500 Liberty Ridge Drive, Wayne, PA 19087

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 22nd day of April, 2011.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By:    David N. Levenson*                   *By:   /s/ Lisa M. Proch
       -----------------------------------         -----------------------------------
       David N. Levenson,                          Lisa M. Proch
       President, Chief Executive Officer,         Attorney-in-Fact
       Chairman of the Board, Director*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    David N. Levenson*
       -----------------------------------
       David N. Levenson,
       President, Chief Executive Officer,
       Chairman of the Board, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David G. Bedard, Senior Vice President, Chief
  Financial Officer, and Director*
Beth A. Bombara, Chief Accounting Officer*
David N. Levenson, President, Chief Executive
  Officer, Chairman of the Board, and Director*          *By:     /s/ Lisa M. Proch
                                                                  ----------------------------------------
Gregory McGreevey, Executive Vice President,                      Lisa M. Proch
  Chief Investment Officer, and Director*                         Attorney-in-Fact
                                                         Date:    April 22, 2011

333-109530

                                 EXHIBIT INDEX

      1.1  Opinion and consent of Lisa M. Proch, Assistant General Counsel and Assistant Vice President.
      1.2  Consent of Deloitte & Touche LLP.
      1.3  Copy of Power of Attorney.